                         PRINCIPAL INVESTORS FUND, INC.


                                  (THE "FUND")


                      STATEMENT OF ADDITIONAL INFORMATION






                             dated January 16, 2007


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated January 16, 2007, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders, for the fiscal year ended October 31, 2006 are hereby incorporated by reference into and are legally a part of this SAI.


The following information is incorporated by reference into this SAI:


 1) The financial statements for the Fund for the fiscal year ended October 31, 2006, which have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm. The financial statements and the report of Ernst & Young LLP are included in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2006;


 2) The financial statements for the California Insured Intermediate Municipal Fund, California Municipal Bond Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Tax-Exempt Bond Fund I, West Coast Equity Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio and SAM Strategic Growth Portfolio, which have been carried forward from each such Fund's predecessor fund. The financial statements for the predecessor funds were audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, whose reports, along with each predecessor fund's financial statements, are included in the predecessor funds' Annual Reports to Shareholders for the fiscal year ended October 31, 2006;

For a free copy of the current prospectus or annual report, callor write:

   Principal Investors Fund, Inc.
   Principal Financial Group
   Des Moines, IA 50392-2080

The prospectuses for Classes A, B, and C shares, Class J shares, Select, Preferred, Advisors Signature, Advisor Select, and Advisors Preferred share classes may be viewed at www.PrincipalFunds.com.


Principal Investors Fund                                                1
www.PrincipalFunds.com

                               TABLE OF CONTENTS

Fund History............................................................3

Description of the Fund's Investments and Risks.........................6

Management..............................................................32

Control Persons and Principal Holders of Securities.....................41

Investment Advisory and Other Services..................................96

Multiple Class Structure................................................112

Brokerage Allocation and Other Practices................................115

Purchase and Redemption of Shares.......................................139

Pricing of Shares.......................................................139

Taxation of the Funds...................................................141

Portfolio Holdings Disclosure...........................................143

Proxy Voting Policies................................................... 144

General Information.....................................................144

Disclosure Regarding Portfolio Managers.................................144

Appendix A - Description of Bond Ratings................................145

Appendix B - Proxy Voting Policies......................................148

Appendix C - Portfolio Manager Information..............................304

FUND HISTORY


The Principal Investors Fund ("the Registrant" or the "Fund") is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except California Insured Intermediate Municipal Fund, California Municipal Fund, Preferred Securities Fund, Real Estate Securities, and Tax-Exempt Bond Fund I which are non-diversified.


The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000.


The Articles of Incorporation have been amended from time to time. Some amendments added or changed the names of Funds or added classes of shares. Those amendments are as follows:
.. September 14, 2000 to add the Bond & Mortgage Securities, Government
  Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;

.. December 13, 2000 to add the Principal LifeTime 2010, Principal LifeTime 2020,
  Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income Funds (referred to herein as the
  "Principal LifeTime" Funds), and Partners SmallCap Value Fund;
.. March 14, 2001 to add the Capital Preservation Fund;
.. April 17, 2002 to add the Preferred Securities Fund;

.. September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth,
  Partners SmallCap Blend, and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
.. September 18, 2003 to add the Partners International, Partners MidCap Growth
  I, and Partners MidCap Value I Funds;
.. February 3, 2004 to change the name of the Real Estate Fund to Real Estate
  Securities Fund;

.. March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap
  Growth Fund III, and Partners SmallCap Value Fund II;
.. June 21, 2004 to add the Advisors Signature Class, the High Yield Fund and the
  Partners LargeCap Value Fund II;
.. September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth
  Fund II;

.. December 16, 2004 to add Class A and Class B shares, add the Equity Income,
  Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth, and change the name of LargeCap
  Blend I to Disciplined LargeCap Blend;
.. February 4, 2005 to add Class A and Class B shares to the Disciplined LargeCap
  Blend; and
.. May 23, 2005 to change the name of the Capital Preservation Fund to Ultra
  Short Bond Fund;
.. September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund;
.. September 30, 2005 to change the name of the Government Securities Fund to
  Government & High Quality Bond Fund;
.. December 21, 2005 to add Class B shares to the Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund and to add Class A shares to the Ultra Short Bond Fund; and

.. September 20, 2006 to add the California Insured Intermediate Municipal Fund,
  California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund, and to add Class C shares to each of these fund as well as thirty-two other funds. The California Insured Intermediate Municipal Fund, California Municipal Fund, Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset

  Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Tax-Exempt Bond Fund I, and West Coast Equity Fund are each successors to the following series of WM Trust I, WM Trust II, or WM Strategic Asset Management Portfolios, LLC, as of January 12, 2007.

  SUCCESSOR FUND          PREDECESSOR FUND
  --------------          ----------------
  California Insured      California Insured Intermediate Municipal (WM Trust II)
  Intermediate Municipal
  California Municipal    California Municipal (WM Trust II)
  Equity Income I         Equity Income (WM Trust I)
  High Yield II           High Yield (WM Trust I)
  Income                  Income (WM Trust I)
  MidCap Stock            Mid Cap Stock (WM Trust I)
  Mortgage Securities     U.S. Government Securities (WM Trust I)
  Short-Term Income       Short

                          Term Income (WM Trust II)
                          Strategic Asset Management Portfolios
  Strategic Asset         (WM Strategic Asset Management Portfolios, LLC)
  Management Portfolios
   Balanced Portfolio     Balanced Portfolio
   Conservative Balanced  Conservative Balanced Portfolio
   Portfolio
   Conservative Growth    Conservative Growth Portfolio
   Portfolio
   Flexible Income        Flexible Income Portfolio
   Portfolio
   Strategic Growth       Strategic Growth Portfolio
   Portfolio
  Tax-Exempt Bond I       Tax-Exempt Bond
                           (WM Trust I)
  West Coast Equity       West Coast Equity
                           (WM Trust I)




The WM Trust I Funds identified in the above table, other than the Mid Cap Stock and High Yield Funds, are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated and made up the group of mutual funds known as the "Composite Funds": Composite U.S. Government Securities, Inc. (predecessor to the U.S. Government Securities Fund)
(1982); Composite Income Fund, Inc. (predecessor to the Income Fund) (1975); Composite Tax-Exempt Bond Fund, Inc. (predecessor to the Tax-Exempt Bond Fund)
(1976); Composite Northwest Fund, Inc. (predecessor to the West Coast Equity
Fund) (1986); and Composite Bond & Stock Fund, Inc. (predecessor to the Equity Income Fund) (1939).

Each of the Composite Funds was reorganized as a series of WM Trust I, a Massachusetts Business Trust, on March 20, 1998. In connection with this reorganization, the Trust, which conducted no operations prior to that date, changed its name to WM Trust I. The High Yield Fund was organized on March 23, 1998, and the Mid Cap Stock Fund was organized on March 1, 2000.

Prior to March 20, 1998, the name of WM Trust II, a Massachusetts Business Trust, was "Sierra Trust Funds" and the name of WM Strategic Asset Management Portfolios, a Massachusetts Limited Liability Company, was "Sierra Asset Management Portfolios." On July 16, 1999, each Portfolio succeeded to a corresponding fund of the same name that was a series of WM Strategic Asset Management Portfolios. These Trusts were part of a family of mutual funds known as the "Sierra Funds."

Prior to March 1, 2002, the West Coast Equity Fund was known as the Growth Fund of the Northwest and prior to March 1, 2000, it was known as the Northwest Fund. Prior to August 1, 2000, the Conservative Balanced Portfolio was known as the Income Portfolio and the Equity Income Fund was known as the Bond & Stock Fund. Prior to March 1, 2000, the Short Term Income Fund was known as the Short Term
High Quality Bond Fund. Prior to       March 20, 1998, the Flexible Income
Portfolio was known as the Sierra Value Portfolio, the Conservative Balanced Portfolio was known as the Sierra Income Portfolio, the Balanced Portfolio was known as the Sierra Balanced Portfolio, the Conservative Growth Portfolio was known as the Sierra Growth Portfolio, and the Strategic Growth Portfolio was known as the Sierra Capital Growth Portfolio.

Classes offered by each Fund are shown in the table below.

                                     CLASS  CLASS  CLASS  CLASS  ADVISORS   ADVISORS  ADVISORS
             FUND NAME                 A      B      C      J    PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT   INSTITUTIONAL
             ---------               -----  -----  -----  -----  ---------  --------  ---------  ---------  ------   -------------
 Bond & Mortgage Securities Fund       X      X      X      X        X         X          X          X        X            X
 California Insured Municipal Fund     X      X      X
 California Municipal Fund             X      X      X
 Disciplined LargeCap Blend            X      X      X               X         X          X          X        X            X
 Diversified International Fund        X      X      X      X        X         X          X          X        X            X
 Equity Income Fund I                  X      X      X                                                                     X
 Government & High Quality Bond
 Fund                                  X      X      X      X        X         X          X          X        X            X
 High Quality Intermediate-Term
 Bond Fund                                                  X        X         X          X          X        X            X
 High Yield Fund                                                                                                           X
 High Yield Fund II                    X      X      X                                                                     X
 Income Fund                           X      X      X                                                                     X
 Inflation Protection Fund             X             X      X        X         X          X          X        X            X
 International Emerging Markets
 Fund                                  X      X      X      X        X         X          X          X        X            X
 International Growth Fund                                  X        X         X          X          X        X            X
 LargeCap Growth Fund                  X      X      X      X        X         X          X          X        X            X
 LargeCap S&P 500 Index Fund           X             X      X        X         X          X          X        X            X
 LargeCap Value Fund                   X      X      X      X        X         X          X          X        X            X
 MidCap Blend Fund                     X      X      X      X        X         X          X          X        X            X
 MidCap Growth Fund                                         X        X         X          X          X        X            X
 MidCap S&P 400 Index Fund                                  X        X         X          X          X        X            X
 MidCap Stock Fund                     X      X      X                                                                     X
 MidCap Value Fund                                          X        X         X          X          X        X            X
 Money Market Fund                     X      X      X      X        X         X          X          X        X            X
 Mortgage Securities Fund              X      X      X                                                                     X
 Partners Global Equity Fund                                         X         X          X          X        X            X
 Partners International Fund                                         X         X          X          X        X            X
 Partners LargeCap Blend Fund          X      X      X      X        X         X          X          X        X            X
 Partners LargeCap Blend Fund I        X      X      X      X        X         X          X          X        X            X
 Partners LargeCap Growth Fund I       X      X      X      X        X         X          X          X        X            X
 Partners LargeCap Growth Fund II      X             X      X        X         X          X          X        X            X
 Partners LargeCap Value Fund          X      X      X      X        X         X          X          X        X            X
 Partners LargeCap Value Fund I                                      X         X          X          X        X            X
 Partners LargeCap Value Fund II                                     X         X          X          X        X            X
 Partners MidCap Growth Fund           X      X      X      X        X         X          X          X        X            X
 Partners MidCap Growth Fund I         X             X               X         X          X          X        X            X
 Partners MidCap Growth Fund II                                      X         X          X          X        X            X
 Partners MidCap Value Fund            X      X      X      X        X         X          X          X        X            X
 Partners MidCap Value Fund I                                        X         X          X          X        X            X
 Partners SmallCap Blend Fund                                        X         X          X          X        X            X
 Partners SmallCap Growth Fund I                            X        X         X          X          X        X            X
 Partners SmallCap Growth Fund II      X      X      X      X        X         X          X          X        X            X
 Partners SmallCap Growth Fund III                                   X         X          X          X        X            X
 Partners SmallCap Value Fund                               X        X         X          X          X        X            X
 Partners SmallCap Value Fund I                                      X         X          X          X        X            X
 Partners SmallCap Value Fund II                                     X         X          X          X        X            X
 Preferred Securities Fund             X             X      X        X         X          X          X        X            X
 Principal LifeTime 2010 Fund          X             X      X        X         X          X          X        X            X
 Principal LifeTime 2020 Fund          X      X      X      X        X         X          X          X        X            X
 Principal LifeTime 2030 Fund          X      X      X      X        X         X          X          X        X            X
 Principal LifeTime 2040 Fund          X      X      X      X        X         X          X          X        X            X
 Principal LifeTime 2050 Fund          X      X      X      X        X         X          X          X        X            X
 Principal LifeTime Strategic
 Income Fund                           X      X      X      X        X         X          X          X        X            X
 Real Estate Securities Fund           X      X      X      X        X         X          X          X        X            X
 SAM Balanced Portfolio                X      X      X      X        X         X          X          X        X            X
 SAM Conservative Balanced
 Portfolio                             X      X      X      X        X         X          X          X        X            X
 SAM Conservative Growth Portfolio     X      X      X      X        X         X          X          X        X            X
 SAM Flexible Income Portfolio         X      X      X      X        X         X          X          X        X            X
 SAM Strategic Growth Portfolio        X      X      X      X        X         X          X          X        X            X
 Short-Term Bond Fund                  X             X      X        X         X          X          X        X            X
 Short-Term Income Fund                X             X                                                                     X
 SmallCap Blend Fund                   X      X      X      X        X         X          X          X        X            X
 SmallCap Growth Fund                  X      X      X      X        X         X          X          X        X            X
 SmallCap S&P 600 Index Fund                                X        X         X          X          X        X            X
 SmallCap Value Fund                   X      X      X      X        X         X          X          X        X            X
 Tax-Exempt Bond Fund I                X      X      X
 Ultra Short Bond Fund                 X             X      X        X         X          X          X        X            X
 West Coast Equity Fund                X      X      X                                                                     X

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.


DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS


FUND POLICIES

The investment objectives, investment strategies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.


With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.


Bond & Mortgage Securities, California Insured Intermediate Municipal, California Municipal, Disciplined LargeCap Blend, Diversified International, Equity Income I, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, High Yield II, Income, Inflation Protection, International Growth, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Stock, MidCap Value, Money Market, Mortgage Securities, Partners Global Equity, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners

SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, Short-Term Income, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the California Insured Intermediate Municipal, California Municipal, Preferred Securities, Real Estate Securities, or Tax-Exempt Bond I Funds.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Preferred Securities or Real Estate Securities Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the Diversified International, International Growth, International Emerging Markets, Money Market and Partners Global Equity Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and the California Insured Intermediate Municipal, California Municipal, Government & High Quality Bond, Mortgage Securities, and Tax-Exempt Bond I Funds may not invest in foreign securities.

 5) Invest more than 5% of its total assets in real estate limited partnership interests (except Real Estate Securities Fund).

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the Diversified International, Income, International Growth, and International Emerging Markets Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


The Tax-Exempt Bond Fund I has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.


The California Insured Intermediate Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in insured intermediate-term municipal obligations.


The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.


Partners MidCap Growth Fund II

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

 2) Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the 1940 Act.

 3) Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

 5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

 6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

 7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

 8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations, or other forms of debt instruments.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

 1) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) The Fund may not borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

  For purposes of the Fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.


 5) The Fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations, or other forms of debt instruments.)

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

In addition to the Fund's fundamental and non-fundamental limitations discussed above:

.. the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.
.. for purposes of normally investing at least 80% of the Fund's assets in securities of companies with medium market capitalizations, Pyramis Global Advisors, LLC (formerly known as Fidelity Management & Research Company), intends to measure the capitalization range of the Russell Midcap Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400) no less frequently than once a month.

Partners International Fund


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 3) Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

 5) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 6) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps, and securities backed by physical commodities.

 7) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

 1) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

 4) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.
Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds and the Strategic Asset Management Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios)


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency, and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.


 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.



Foreign Securities
------------------

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and is earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:

.. increased social, political, and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies
-------------------------------
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
------------------
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
------------------------------------------------------------------------------
Contracts and Options on Futures Contracts
------------------------------------------
The Funds (except the Principal LifeTime Funds) may each engage in the practices described under this heading.

.. Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.


.. Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

  . Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.


    The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


    The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the exercise price of the option.


    Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.


  . Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.


    When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

  . Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

.. Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

  . Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.


    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When an Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "intial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The inital margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the inital margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.


    Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.


    In using futures contracts, the Fund may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

  . Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.


    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by Commodity Futures Trading Commission regulations.



    Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.


    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.



High-Yield/High-Risk Bonds
--------------------------

The Bond & Mortgage Securities, Equity Income I, High Yield, High Yield II, Income, Inflation Protection, MidCap Stock, Partners International, Partners MidCap Growth II, Short-Term Bond, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.(commonly known as "junk bonds")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Equity Income I, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield II, Income, MidCap Stock, Short-Term Bond, Short-Term Income, and West Coast Equity Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
-------------------------------------

The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities, California Insured Intermediate Municipal, California Municipal, Equity Income I, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, High Yield II, Income, Inflation Protection, MidCap Stock, Mortgage Securities, Partners International, Preferred Securities, Short-Term Bond, Short-Term Income, Tax-Exempt Bond I, Ultra Short Bond, and West Coast Equity Funds, and each of the Strategic Asset Management Portfolios, may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a collateralized mortgage obligation to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Real Estate Investment Trusts
-----------------------------

Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Zero-coupon securities
----------------------
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
------------------

All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
-----------
Each Fund, other than the Principal LifeTime Funds and the SAM Portfolios, may engage in "short sales against the box." This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and
-----------------------------------------------------------------------
Sale-Buybacks
-------------
The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.


A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.


A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Swap Agreements and Options on Swap Agreements
----------------------------------------------

Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.


Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.


A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.


A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.



Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.


Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.


The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
  . the frequency of trades and quotations, . the number of dealers and prospective purchasers in the marketplace, . dealer undertakings to make a market,

  . the nature of the security (including any demand or tender features), and

  . the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.


For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

When-Issued, Delayed Delivery, and Forward Commitment Transactions
----------------------------------------------------------------------
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.


When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.


Money Market Instruments/Temporary Defensive Position
-----------------------------------------------------

The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  government, including treasury bills, notes, and bonds.

.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

  . U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
  . U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


The ratings of nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.


Municipal Obligations
---------------------

The California Insured Intermediate Municipal, California Municipal, and Tax-Exempt Bond I Funds (the "Municipal Funds") can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities.

AMT-SUBJECT BONDS . Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.


.. Municipal Bonds. Municipal Bonds may be either "general obligation" or
  "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


.. Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include
  "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

  . Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

  . Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

  . Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

  . Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond I, California Municipal, and California Insured Intermediate Municipal Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

  . Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

  . Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.


  . Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.


    The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of
    a) the notice period required before the Fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.


  . Stand-By Commitments. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.


    The amount payable to a Fund upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

    A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 0.50% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.


    The Funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that their Sub-Advisors believe present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Sub-Advisor.


    A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.

  . Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

  . Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.


    Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.


Special Considerations Relating to California Municipal Obligations
-------------------------------------------------------------------

The California Insured Intermediate Municipal Fund and the California Municipal Fund concentrate their investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, (2) voter initiatives, (3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and (4) the general financial condition of the State of California and the California economy.

Insurance
---------
The insured municipal obligations in which the California Insured Intermediate Municipal Fund will invest and the other Municipal Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.


Taxable Investments of the Municipal Funds
------------------------------------------

Each of the Municipal Funds may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, each Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies
--------------------------

Each Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.


As a shareholder in an investment company, an Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios concentrates its investments in the mutual fund industry.

Each of the other Funds, except Preferred Securities and Real Estate Securities, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund II, Partners SmallCap Growth Fund II, Partners SmallCap Value Fund II and each of the funds sub-advised by Edge Asset Management, Inc. use the industry groups of Global Industry Classification Standard (GICS/(R)/). The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, and municipal obligations issued by government or political subdivisions of governments, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.


PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.


The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:
.. Government & High Quality Bond (2005 - 542.3%; 2004 - 95.2%): The portfolio managers increased the allocation to certain fixed-income sectors, such as commercial mortgage-backed securities and asset-backed securities, for diversification purposes. The allocation to Treasury and mortgage-backed securities decreased throughout the year to enhance the portfolio's diversification. In addition, the portfolio managers purchased short duration securities, that in turn require more reinvestment as they mature, and utilized mortgage-backed forward purchases (referred to as dollar rolls), which require monthly reinvestment.
.. LargeCap Growth (2005 - 169.0%; 2004 - 59.8%): The Fund's sub-advisor was changed effective January 3, 2005. Bringing the portfolio in line with the strategy of the new portfolio manager resulted in the variation noted.

.. LargeCap S&P 500 Index Fund (2005 - 11.5%; 2004 - 67.3%): In October 2004, the
  Fund was replaced as an underlying fund within the LifeTime series by the Disciplined LargeCap Blend Fund. The variation noted is a result of this shift.
.. MidCap Blend (2005 - 133.8%; 2004 - 60.8%): Larger sales due to the asset size of the acquired fund, Principal MidCap Fund, Inc., drove the portfolio turnover higher.
.. Partners LargeCap Growth I (2005 - 66.5%; 2004 - 157.8%): The Fund's sub-advisor was changed effective August 24, 2004. Bringing the portfolio in line with the strategy of the new portfolio manager resulted in the variation noted.
.. Partners SmallCap Value II (2005 - 50.8%; 2004 - 4.8%): The rate shown for the fiscal period ended October 31, 2004 represents annualized portfolio turnover for the five-month period from June 1, 2004 (date the Fund commenced operations) through October 31, 2004. The rate for the fiscal year ended October 31, 2005 was based on a twelve-month period.
.. Principal LifeTime 2010 (2005 - 10.2%; 2004 - 34.3%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2020 (2005 - 5.5%; 2004 - 27.0%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2030 (2005 - 4.8%; 2004 - 30.7%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2040 (2005 - 7.1%; 2004 - 40.0%): In October 2004, a
  portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Principal LifeTime 2050 (2005 - 7.5; 2004 - 44.9%): In October 2004, a portion of the Fund's assets shifted from the LargeCap S&P 500 Index Fund to the Disciplined LargeCap Blend Fund, resulting in the variation noted.
.. Real Estate Securities (2005 - 26.7%; 2004 - 67.9%): The Fund experienced lower turnover as market conditions warranted less need for portfolio repositioning. The management approach remains consistent and thus turnover levels may increase as conditions change going forward.
.. Ultra Short Bond (2005 - 54.9%; 2004 - 105.5%): In May 2005, the shareholders approved the conversion of the Fund from a money market fund to an ultra short fund. Bringing the Fund in line with the new strategy resulted in the variation noted.

MANAGEMENT


BOARD OF DIRECTORS

Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility. Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION

The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 108 portfolios) sponsored by Principal Life: the Fund and the Principal Variable Contracts Fund, Inc. (collectively, the "Fund Complex").

Each officer of the Fund has the same position with the Principal Variable Contracts Fund, Inc.

 The following directors are considered to be Independent Directors.
 -------------------------------------------------------------------


                                                                                                 NUMBER
                                                                                                   OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND             OTHER
                                                                                                COMPLEX         DIRECTORSHIPS
                                                                                                OVERSEEN             HELD
NAME, ADDRESS, AND      POSITION(S) HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)           BY                 BY
YEAR OF BIRTH           FUND                    TIME SERVED        DURING PAST 5 YEARS          DIRECTOR           DIRECTOR
------------------      ---------------------   -----------      -----------------------       ----------       -------------
Elizabeth Ballantine    Director                Since 2004   Principal, EBA Associates            108       The McClatchy Company
1113 Basil Road         Member Audit and                     (consulting and investments)
McLean, Virginia        Nominating Committee
1948

Kristianne Blake        Director                Since 2006   President, Kristianne Gates          108        Avista Corporation;
1201 Third Avenue, 8th  Member Audit and                     Blake, P.S. (CPA specializing in                 Russell Investment
Floor                   Nominating Committee                 personal financial and tax                            Company*
Seattle, WA                                                  planning)                                        Russell Investment
1954                                                                                                                Funds*


Richard W. Gilbert      Director                Since 2000   President, Gilbert                                     Calamos
5040 Arbor Lane, #302   Member Audit and                     Communications, Inc.                                   Asset
Northfield, Illinois    Nominating Committee                 (management advisory services)                      Management,
1940                                                                                                                 Inc.

Mark A. Grimmett        Director                Since 2004   Executive Vice President and         108
6310 Deerfield Avenue   Member Audit and                     CFO, Merle Norman Cosmetics,                            None
San Gabriel,            Nominating Committee                 Inc.
California                                                   (manufacturer and distributor of
1960                                                         skin care products)

Fritz S. Hirsch         Director                Since 2005   President and CEO, Sassy, Inc.       108                    None
Suite 203               Member Audit and                     (manufacturer of infant and
2101 Waukegan Road      Nominating                           juvenile products)
Bannockburn, Illinois   Committee
1951

William C. Kimball      Director                Since 2000   Retired. Formerly, Chairman and     108         Casey's General Store,
3094 104th              Member Audit and                     CEO, Medicap Pharmacies, Inc.                           Inc.
Urbandale, Iowa         Nominating Committee                 (chain of retail pharmacies)
1947

Barbara A. Lukavsky     Director                Since 1993   President and CEO, Barbican 108
100 Market, #317        Member Audit and                     Enterprises, Inc.                                       None
Des Moines, Iowa        Nominating Committee                 (holding company for franchises
1940                    Member Executive                     in the cosmetics industry)
                        Committee

Daniel Pavelich         Director                Since 2006   Retired. Formerly, Chairman and       108        Catalytic Inc; Vaagen
1201 Third Avenue, 8th  Member Audit and                     CEO of BDO Seidman (tax,                         Bros. Lumber, Inc.
Floor                   Nominating Committee                 accounting and financial
Seattle, WA                                                  consulting services)
1944

Richard Yancey          Director                Since 2006   Retired. Formerly, Managing         108        AdMedia Partners, Inc.;
42 Monroe Place         Member Audit and                     Director of Dillon Read & Co.                     Czech and Slovak
Brooklyn, NY            Nominating Committee                 (an investment bank, now part of              American Enterprise Fund
1926                                                         UBS)

The following directors are considered to be Interested Directors because they
------------------------------------------------------------------------------
are affiliated persons of Principal Management Corporation (the "Manager"),
---------------------------------------------------------------------------
Principal Funds Distributor, Inc. (the "Distributor"), the Fund's principal
---------------------------------------------------------------------------
underwriter for Class A, Class B, and Class C shares, or Princor Financial
--------------------------------------------------------------------------
Services Corporation ("Princor"), the Fund's principal underwriter for
----------------------------------------------------------------------
Institutional Class, Class J, Advisors Select, Advisors Signature, Advisors
---------------------------------------------------------------------------
Preferred, Select, and Preferred share classes.
---------------------------------------------------

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                        PORTFOLIOS
                                                                                                         IN FUND         OTHER
                                                                                                         COMPLEX     DIRECTORSHIPS
                                                                 POSITIONS WITH THE MANAGER AND ITS      OVERSEEN        HELD
NAME, ADDRESS AND       POSITION(S) HELD WITH     LENGTH OF     AFFILIATES; PRINCIPAL OCCUPATION(S)         BY            BY
YEAR OF BIRTH           FUND                     TIME SERVED            DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
-----------------       ---------------------    -----------    -----------------------------------     ----------   -------------
Ralph C. Eucher         Director                  Since 1999  Director and President, the Manager          108
711 High Street         President and Chief                   since 1999. Director, the Distributor                      None
Des Moines, Iowa 50392  Executive                             since 2007. Director, Princor since
1952                    Officer                               1999. President, Princor 1999-2005.
                        Member Executive                      Senior Vice President, Principal Life,
                        Committee                             since 2002. Prior thereto, Vice
                                                              President.

William G. Papesh       Director                 Since 2006   President and CEO of WM Group of Funds;      108           None
1201 Third Avenue, 8th                                        President and Director of Edge Asset
Floor                                                         Management, Inc.
Seattle, WA
1943

Larry D. Zimpleman      Director                  Since 2001  Chairman and Director, the Manager           108           None
711 High Street         Chairman of the Board                 and Princor since 2001. President and
Des Moines, Iowa 50392  Member Executive                      Chief Operating Officer, Principal Life
1951                    Committee                             since 2006. President, Retirement and
                                                              Investor Services, Principal Financial
                                                              Group, Inc. 2003-2006. Executive Vice
                                                              President, 2001-2003, and prior thereto,
                                                              Senior Vice President, Principal Life.

Officers of the Fund
--------------------

The following table presents certain information regarding the officers of the
------------------------------------------------------------------------------
Fund, including their principal occupations which, unless specific dates are
----------------------------------------------------------------------------
shown, are of more than five years duration. Officers serve at the pleasure of
------------------------------------------------------------------------------
the Board of Directors.
-----------------------

    NAME, ADDRESS AND       POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S)
      YEAR OF BIRTH                 FUND                 DURING PAST 5 YEARS
    -----------------       ---------------------      -----------------------
Craig L. Bassett           Treasurer (since 1993)    Vice President and Treasurer,
711 High Street                                      Principal Life
Des Moines, Iowa  50392
1952

Michael J. Beer            Executive Vice            Executive Vice President and
711 High Street            President                 Chief Operating Officer, the
Des Moines, Iowa  50392    (since 1993)              Manager; Executive Vice
1961                                                 President, the Distributor,
                                                     since 2007; President,
                                                     Princor, since 2005

Randy L. Bergstrom         Assistant Tax Counsel     Counsel, Principal Life
711 High Street            (since 2005)
Des Moines, Iowa  50392
1955

David J. Brown             Chief Compliance          Vice President, Product &
711 High Street            Officer                   Distribution Compliance,
Des Moines, Iowa  50392    (since 2004)              Principal Life; Senior Vice
1960                                                 President, the Manager, since
                                                     2004; Senior Vice President,
                                                     the Distributor, since 2007,
                                                     Second Vice President,
                                                     Princor, since 2003, and
                                                     prior thereto, Vice
                                                     President, the Manager and
                                                     Princor

Jill R. Brown              Vice President and        Second Vice President,
711 High Street            Chief Financial Officer   Principal Financial Group and
Des Moines, Iowa  50392    (since 2003)              Senior Vice President, the
1967                                                 Manager and Princor, since
                                                     2006, Chief Financial
                                                     Officer, Princor since 2003,
                                                     Vice President, Princor
                                                     2003-2006. Senior Vice
                                                     President and Chief Financial
                                                     Officer, the Distributor,
                                                     since 2007; prior therto,
                                                     Assistant Financial
                                                     Controller, Principal Life

Steve Gallaher             Assistant Counsel         Second Vice President and
711 High Street            (since 2006)              Counsel, Principal Life since
Des Moines, Iowa 50392                               2006; Self-Employed Writer in
1955                                                 2005; 2004 and prior thereto
                                                     Senior Vice President and
                                                     Counsel of Principal
                                                     Residential Mortgage, Inc.

Ernest H. Gillum           Vice President and        Vice President and Chief
711 High Street            Assistant Secretary       Compliance Officer, the
Des Moines, Iowa  50392    (since 1993)              Manager, since 2004, and
1955                                                 prior thereto, Vice
                                                     President, Compliance and
                                                     Product Development, the
                                                     Manager

Patrick A. Kirchner        Assistant Counsel         Counsel, Principal Life
711 High Street            (since 2002)
Des Moines, Iowa  50392
1960

Carolyn F. Kolks           Assistant Tax Counsel     Counsel, Principal Life,
711 High Street            (since 2005)              since 2003 and prior thereto,
Des Moines, Iowa  50392                              Attorney
1962

Sarah J. Pitts             Assistant Counsel         Counsel, Principal Life
711 High Street            (since 2000)
Des Moines, Iowa  50392
1945

Layne A. Rasmussen         Vice President and        Vice President and Controller
711 High Street            Controller                - Mutual Funds, the Manager
Des Moines, Iowa  50392    (since 2000)
1958

Michael D. Roughton        Counsel                   Vice President and Senior
711 High Street            (since 1993)              Securities Counsel, Principal
Des Moines, Iowa  50392                              Financial Group, Inc.; Senior
1951                                                 Vice President and Counsel,
                                                     the Manager, the Distributor
                                                     and Princor; and Counsel,
                                                     Principal Global

James F. Sager             Assistant Secretary       Vice President, the Manager
711 High Street            (since 2005)              and Princor
Des Moines, Iowa  50392
1950

Adam U. Shaikh             Assistant Counsel         Counsel, Principal Life,
711 High Street            (since 2006)              since 2006.  Prior thereto,
Des Moines, Iowa 50392                               practicing attorney.
1972

Dan Westholm               Assistant Treasurer       Director Treasury, since
711 High Street            (since 2006)              2003.  Prior thereto,
Des Moines, Iowa  50392                              Assistant Treasurer.
1966

 BOARD COMMITTEES . The Fund's board has an Audit and Nominating Committee and an Executive Committee. Committee members are identified above. All of the members of the Audit and Nominating Committee are Independent Directors. During the last fiscal year, the Audit and Nominating Committee met four times.

The auditing functions of the Audit and Nominating Committee include: (1) appointing, compensating, and conducting oversight of the work of the independent auditors; (2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. The committee also receives reports about accounting and financial matters affecting the Fund.

The nominating functions of the Audit and Nominating Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund. Recommendations should be submitted in writing to Principal Investors Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392-2080. The committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. During the year ended October 31, 2006, the committee met once.


The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2006. The Fund Complex currently includes the separate series of the Fund and of Principal Investors Fund, Inc.


For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in Principal Investors Fund. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

INDEPENDENT DIRECTORS (NOT CONSIDERED TO BE "INTERESTED PERSONS")

Independent directors Kristianne Blake, Daniel Pavelich, and Richard Yancey, who began serving as directors of the Fund on January 16, 2007, did not own shares of any of the funds as of December 31, 2006.


A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more

 PRINCIPAL INVESTORS FUND                BALLANTINE  GILBERT  GRIMMETT  HIRSCH  KIMBALL   LUKAVSKY
 ------------------------                ----------  -------  --------  ------  -------   --------
Bond & Mortgage Securities                   A          D        C        A        A         A
Disciplined LargeCap Blend                   A          B        A        A        A         A
Diversified International                    C          D        A        A        A         A
Government & High Quality Bond               A          B        C        A        A         A
Inflation Protection                         A          A        C        A        A         A
International Emerging Markets               C          A        A        A        A         A
LargeCap Growth                              A          D        A        A        A         A
LargeCap Value                               A          C        A        A        A         A
MidCap Blend                                 A          D        C        A        A         A
Money Market                                 A          B        C        A        A         D
Partners LargeCap Blend I                    A          B        C        A        A         A
Partners LargeCap Value                      C          A        A        A        A         A
Partners MidCap Value                        A          A        A        A        D         A
Preferred Securities                         A          A        A        A        D         A
Principal LifeTime 2010                      A          A        C        A        A         A
Principal LifeTime 2050                      A          A        A        E        A         A
Real Estate Securities                       C          A        C        A        E         A
Short-Term Bond                              A          A        A        A        A         A
SmallCap Blend                               A          A        C        A        A         A
Ultra Short Bond                             A          A        C        A        A         A

  TOTAL FUND COMPLEX                         E          E        E        E        E         D

DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"

William G. Papesh, who began serving as a director on January 16, 2007, did not own shares of any of the funds as of December 31, 2006.

A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
                                                     RALPH C.       LARRY D.
 PRINCIPAL INVESTORS FUND                             EUCHER        ZIMPLEMAN
 ------------------------                             ------        ---------
Bond & Mortgage Securities                               A              A
Disciplined LargeCap Blend                               C              A
Diversified International                                E              A
Government & High Quality Bond                           C              A
LargeCap Growth                                          D              A
LargeCap S&P 500 Index                                   E              A
LargeCap Value                                           A              A
MidCap Blend                                             E              A
Money Market                                             D              A
Partners LargeCap Blend                                  E              A
Partners LargeCap Blend I                                C              A
Partners LargeCap Growth I                               C              A
Partners LargeCap Growth II                              C              A
Partners LargeCap Value                                  E              A
Partners MidCap Growth                                   A              A
Real Estate Securities                                   A              A
Short-Term Bond                                          A              A
 PRINCIPAL INVESTORS FUND (THROUGH PARTICIPATION IN AN EMPLOYEE
 BENEFIT PLAN)
Bond & Mortgage Securities                               C              A
Diversified International                                A              A
Government & High Quality Bond                           C              A
International Emerging Markets                           A              A
LargeCap Growth                                          D              A
LargeCap S&P 500 Index                                   A              A
LargeCap Value                                           D              A
MidCap Blend                                             C              A
Partners LargeCap Blend I                                A              A
Partners LargeCap Growth I                               A              A
Partners LargeCap Value                                  A              A
Partners MidCap Growth                                   A              A
Principal LifeTime 2020                                  A              E
Principal LifeTime Strategic Income                      A              A
Real Estate Securities                                   A              A
SmallCap S&P 600 Index                                   E              A

  TOTAL FUND COMPLEX                                     E              E

COMPENSATION . The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.


The following table provides information regarding the compensation received by the Independent Directors from the Fund and the from the Fund Complex during the fiscal year ended October 31, 2006. On that date, there were 2 funds (with a total of 110 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

       DIRECTOR                  THE FUND                    FUND COMPLEX
       --------                  --------                    ------------
                        $                           $
 Elizabeth Ballantine   51,802                      81,000
 Kristianne Blake*      $0                          $0
                        $                           $
 Fritz Hirsch           52,442                      82,000
                        $                           $
 Richard W. Gilbert     52,442                      82,000
                        $                           $
 Mark A. Grimmett       60,116                      94,000
                        $                           $
 William C. Kimball     52,442                      82,000
                        $                           $
 Barbara A. Lukavsky    52,442                      82,000
 Daniel Pavelich*       $0                          $0
 Richard Yancey*        $0                          $0



 * Not elected as a Director until January 16, 2006.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of December 21, 2006, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

The following table shows as of December 21, 2006 the percentage of the outstanding shares of each of the Funds owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.



                                                       % OF OUTSTANDING
         FUND                                            SHARES OWNED
         ----                                          ----------------
         Bond & Mortgage Securities                          0.13%
         California Insured Intermediate Municipal *          N/A
         California Municipal *                               N/A
         Disciplined LargeCap Blend                          0.00
         Diversified International                           5.48
         Equity Income I *                                    N/A
         Government & High Quality Bond                      0.00
         High Quality Intermediate-Term Bond                 0.00
         High Yield                                          0.00
         High Yield II *                                      N/A
         Income *                                             N/A
         Inflation Protection                                0.00
         International Emerging Markets                      0.00
         International Growth                                0.00
         LargeCap Growth                                     6.52
         LargeCap S&P 500 Index                              0.00
         LargeCap Value                                     10.66
         MidCap Blend                                        0.00
         MidCap Growth                                       0.10
         MidCap Stock *                                       N/A
         MidCap S&P 400 Index                                0.00
         MidCap Value                                        0.01
         Money Market                                        3.39
         Mortgage Securities *                                N/A
         Partners Global Equity                             29.84
         Partners International                              0.00
         Partners LargeCap Blend                             0.00
         Partners LargeCap Blend I                           0.00
         Partners LargeCap Growth I                          0.00
         Partners LargeCap Growth II                         0.00
         Partners LargeCap Value                             0.00
         Partners LargeCap Value I                           0.00
         Partners LargeCap Value II                          0.00
         Partners MidCap Growth                              0.00
         Partners MidCap Growth I                            0.00
         Partners MidCap Growth II                           0.00
         Partners MidCap Value                               0.00
         Partners MidCap Value I                             0.00
         Partners SmallCap Blend                             0.00
         Partners SmallCap Growth I                          0.00
         Partners SmallCap Growth II                         0.00
         Partners SmallCap Growth III                        0.00
         Partners SmallCap Value                             0.00
         Partners SmallCap Value I                           0.00
         Partners SmallCap Value II                          0.00
         Preferred Securities                                0.01
         Principal LifeTime 2010                             0.00
         Principal LifeTime 2020                             0.00
         Principal LifeTime 2030                             0.00
         Principal LifeTime 2040                             0.00
         Principal LifeTime 2050                             0.00
         Principal Lifetime Strategic Income                 0.00
         Real Estate Securities                              0.00
         SAM Balanced Portfolio *                             N/A
         SAM Conservative Balanced Portfolio *                N/A
         SAM Conservative Growth Portfolio *                  N/A
         SAM Flexible Income Portfolio *                      N/A
         SAM Strategic Growth Portfolio *                     N/A
         Short-Term Bond                                     1.52
         Short-Term Income *                                  N/A
         SmallCap Blend                                     10.99
         SmallCap Growth                                     0.02
         SmallCap S&P 600 Index                              0.00
         SmallCap Value                                      0.00
         Tax-Exempt Bond I *                                  N/A
         Ultra Short Bond                                    0.01
         West Coast Equity *                                  N/A

 *As of October 31, 2006, these Funds were not calculated for percentages of outstanding shares owned.

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "The Costs of Investing" in the prospectus for the Class A, B, and C shares.


As of December 22, 2006, each of the following owned more than 25% of the voting securities of the specified Funds:

          SHAREHOLDER                                              PERCENTAGE
           OF RECORD                          FUND                OF OWNERSHIP
          -----------                         ----                ------------
 Principal LifeTime 2010 Fund    Ultra Short Bond Fund                31.8
                                 Disciplined LargeCap Blend
 Principal LifeTime 2020 Fund    Fund                                 29.1
 Principal LifeTime 2020 Fund    Preferred Securities Fund            29.9
                                 Disciplined LargeCap Blend
 Principal LifeTime 2030 Fund    Fund                                 27.1
 Principal LifeTime Strategic
 Income Fund                     Ultra Short Bond Fund                29.7
 Principal Life Insurance Co     High Yield Fund                      93.1
 Principal Life Insurance Co     Inflation Protection Fund            60.5
 Principal Life Insurance Co     International Growth Fund            34.0
 Principal Life Insurance Co     Partners Global Equity Fund          53.6
 Principal Life Insurance Co     Partners International Fund          71.1
 Principal Life Insurance Co     Partner LargeCap Blend Fund          60.3
                                 Partners LargeCap Growth Fund
 Principal Life Insurance Co     I                                    67.1
                                 Partners LargeCap Growth Fund
 Principal Life Insurance Co     II                                   71.9
 Principal Life Insurance Co     Partners LargeCap Value Fund         64.1
 Principal Life Insurance Co     Partners LargeCap Value Fund I       76.6
                                 Partners LargeCap Value Fund
 Principal Life Insurance Co     II                                   97.5
 Principal Life Insurance Co     Partners MidCap Growth Fund          60.4
 Principal Life Insurance Co     Partners MidCap Growth Fund I        96.7
 Principal Life Insurance Co     Partners MidCap Growth Fund II       95.6
 Principal Life Insurance Co     Partners MidCap Value Fund           63.7
 Principal Life Insurance Co     Partners MidCap Value Fund I         89.8
 Principal Life Insurance Co     Partners SmallCap Blend Fund         97.1
                                 Partners SmallCap Growth Fund
 Principal Life Insurance Co     I                                    63.6
                                 Partners SmallCap Growth Fund
 Principal Life Insurance Co     II                                   82.4
                                 Partners SmallCap Growth Fund
 Principal Life Insurance Co     III                                  55.3
 Principal Life Insurance Co     Partners SmallCap Value Fund        84..3
 Principal Life Insurance Co     Partners SmallCap Value Fund I       77.9
                                 Partners SmallCap Value Fund
 Principal Life Insurance Co     II                                   97.4
 Principal Life Insurance Co     Principal LifeTime 2010 Fund         60.7
 Principal Life Insurance Co     Principal LifeTime 2020 Fund         60.8
 Principal Life Insurance Co     Principal LifeTime 2030 Fund         60.3
 Principal Life Insurance Co     Principal LifeTime 2040 Fund         64.6
 Principal Life Insurance Co     Principal LifeTime 2050 Fund         75.9
                                 Principal LifeTime Strategic
 Principal Life Insurance Co     Income Fund                          60.6
 Principal Life Insurance Co     Real Estate Securities Fund          20.2
 Trustar - FBO Church of God
 P.O. BOX 8963                   High Quality Intermediate-Term
 WILMINGTON, DE 19899-0960       Bond Fund                            29.3

The address for each Principal LifeTime Fund and Principal Life Insurance Company is 711 High Street, Des Moines, IA 50392-0200. Shares owned by the Principal LifeTime Funds or Principal Life Insurance Company must be voted in the same proportion as shares of the Funds owned by other shareholders are voted. Therefore, neither the Principal LifeTime Funds nor Principal Life Insurance Company exercise voting discretion.


The By-laws of the Principal Investors Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."


Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities"). Approval of such proposals would not be controlled merely by a Principal LifeTime Fund.


Certain proposals require for approval the affirmative vote of the holders of a plurality of the shares voted at the meeting and thus may be approved by vote of a Principal LifeTime Fund.


As of December 22, 2006, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:


                                    ADVISORS   ADVISORS  ADVISORS                                      CLASS  CLASS  CLASS   CLASS
            FUND NAME              PREFERRED    SELECT   SIGNATURE  PREFERRED   SELECT  INSTITUTIONAL    J      A      B       C
 Bond & Mortgage Securities Fund      592        590        605        593       591         594        501    101    201     401
 California Insured Intermediate
 Municipal Fund                                                                                                176    276     476
 California Municipal Fund                                                                                     177    277     477
 Disciplined LargeCap Blend           697        695        619        698       696         699               192    292     492
 Diversified International Fund       672        670        617        673       671         674        508    108    208     408
 Equity Income Fund                                                                                            152    252
 Equity Income Fund I                                                                        949               104    204     404
 Government & High Quality Bond
 Fund                                 612        610        607        613       611         614        503    153    253     453
 High Quality Intermediate-Term
 Bond Fund                            622        620        608        623       621         624        504
 High Yield Fund                                                                             798
 High Yield Fund II                                                                          585               178    278     478
 Income Fund                                                                                 586               179    279     479
 Inflation Protection Fund            707        705        709        708       706         715        546    154            454
 International Emerging Markets
 Fund                                 662        660        616        663       661         664        507    107    207     407
 International Growth Fund            812        810        618        813       811         814        509
 LargeCap Growth Fund                 702        700        625        703       701         704        512    112    212     412
 LargeCap S&P 500 Index Fund          712        710        626        713       711         714        513    113            413
 LargeCap Value Fund                  722        720        627        723       721         724        514    114    214     414
 MidCap Blend Fund                    742        740        639        743       741         749        521    121    221     421
 MidCap Growth Fund                   752        750        645        753       751         759        522
 MidCap S&P 400 Index Fund            762        760        646        763       761         769        523
 MidCap Stock Fund                                                                           587               181    281     481
 MidCap Value Fund                    772        770        647        773       771         774        524
 Money Market Fund                    782        780        648        783       781         784        525    199    299     499
 Mortgage Securities Fund                                                                    807               197    297     497
 Partners Global Equity Fund          857        855        859        858       856         865
 Partners International Fund          787        785        649        788       786         789
 Partners LargeCap Blend Fund         822        820        650        823       821         824        527    127    227     427
 Partners LargeCap Blend Fund I       692        690        651        693       691         694        511    111    211     411
 Partners LargeCap Growth Fund        827        825        652        828       826         829        544
 Partners LargeCap Growth Fund I      832        830        653        833       831         834        528    128    228     428
 Partners LargeCap Growth Fund II     842        840        654        843       841         844        529    129            429
 Partners LargeCap Value Fund         852        850        655        853       851         854        530    180    280     480
 Partners LargeCap Value Fund I       802        800        656        803       801         804
 Partners LargeCap Value Fund II      779        777        796        795       778         797
 Partners MidCap Growth Fund          872        870        658        873       871         874        532    182    282     482
 Partners MidCap Growth Fund I        877        875        659        878       876         879               186            486
 Partners MidCap Growth Fund II       718        716        775        719       717         776
 Partners MidCap Value Fund           882        880        665        883       881         884        533    183    283     483
 Partners MidCap Value Fund I         892        890        666        893       891         894
 Partners SmallCap Blend Fund         887        885        667        888       886         889
 Partners SmallCap Growth Fund I      902        900        668        906       901         904        534
 Partners SmallCap Growth Fund II     913        911        669        914       912         915        535    185    285     485
 Partners SmallCap Growth Fund
 III                                  817        815        675        818       816         819
 Partners SmallCap Value Fund         922        920        676        923       921         924        536
 Partners SmallCap Value Fund I       927        925        677        928       926         935
 Partners SmallCap Value Fund II      837        835        678        838       836         839
 Preferred Securities Fund            938        936        679        939       937         929        545    195            495
 Principal LifeTime 2010 Fund         727        725        628        728       726         729        515    109            409
 Principal LifeTime 2020 Fund         732        730        629        733       731         734        516    116    216     416
 Principal LifeTime 2030 Fund         737        735        635        738       736         739        517    117    217     417
 Principal LifeTime 2040 Fund         746        744        636        747       745         748        518    118    218     418
 Principal LifeTime 2050 Fund         756        754        637        757       755         758        519    119    219     419
 Principal LifeTime Strategic
 Income Fund                          766        764        638        767       765         768        520    123    223     423
 Real Estate Securities Fund          932        930        685        933       931         934        537    187    287     487
 SAM Balanced Portfolio               846        809        848        847       845         589        548    189    289     489
 SAM Conservative Balanced
 Portfolio                            867        849        869        868       866         657        549    190    290     490
 SAM Conservative Growth
 Portfolio                            897        895        899        898       896         799        550    193    293     493
 SAM Flexible Income Portfolio        916        908        918        917       909         806        552    196    296     496
 SAM Strategic Growth Portfolio       946        919        948        947       945         805        551    194    294     494
 Short-Term Bond Fund                 642        640        615        643       641         644        506    156            456
 Short-Term Income Fund                                                                      588               184            484
 SmallCap Blend Fund                  942        940        686        943       941         944        538    188    288     488
 SmallCap Growth Fund                 952        950        687        953       951         954        539    175    275     475
 SmallCap S&P 600 Index Fund          962        960        688        963       961         964        540
 SmallCap Value Fund                  972        970        689        973       971         974        541    191    291     491
 Tax-Exempt Bond Fund                                                                                          151    251
 Tax-Exempt Bond Fund I                                                                                        106    206     406
 Ultra Short Bond Fund                987        985        989        988       986         990        547    102            402
 West Coast Equity Fund                                                                      808               198    298     498

FUND/CLASS                                                       PERCENTAGE OF
  NUMBER     NAME AND ADDRESS                                      OWNERSHIP
 PIF - BOND & MORTGAGE SECURITIES FUND
 592        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      14.2
 592        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      83.0
 590        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      18.9
 590        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      80.9
 605        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      99.1
 594        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 24.4
 594        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 34.5
 594        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  6.5
 594        LIFETIME STRATEGIC INCOME FUND
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
            DES MOINES, IA 50392-0200                                 11.6
 594        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 20.2
 593        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK 711 HIGH STREET
            DES MOINES, IA 50392                                       5.3
 593        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      71.3
 593        TRUSTAR FBO SOUTHWIRE CO SALARIED 401K PL
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899                                      14.8
 591        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      98.8
 PIF - DISCIPLINED LARGECAP BLEND FUND
 697        DCGT AS TTEE AND/OR CUST
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                      98.8
 695        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 619        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 699        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 11.5
 699        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 31.4
 699        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 14.6
 699        LIFETIME 2050 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  7.4
 699        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 29.1
 698        DCGT as TTEE and/or CUST
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
             Des Moines, IA 50303                                     84.9
 698        Principal Trust Company
            FBO AAS DC Plan for Key Employees
            ATTN Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805                                       7.8
 698        Cingular Wireless, LLC
            FBO Excess Plan of Cingular Wireless                       6.0
 696        DCGT AS TTEE AND/OR CUST
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            ATTN Anne Otta
            PO Box 97061
            Redmond, WA 98073                                        100.0
 PIF - DIVERSIFIED INTERNATIONAL FUND
 672        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      11.3
 672        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET DES MOINES, IA 50303                      86.2
 670        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       6.1
 670        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      93.9
 617        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      98.6
 674        THE PRINCIPAL TRUST FOR POST- RETIREMENT
            MEDICAL BENEFITS RETIRED IND FIELD 5073
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0480                                12.1
 674        PRINCIPAL TRUST FOR LIFE INS
            BENEFITS FOR EE'S - RETIRED
            5016 ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0480                                 6.8
 674        PRINCIPAL TRUST FOR HEALTH BENEFITS
            FOR IND FIELD - RETIRED
            5025 ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480                                 10.6
 674        THE PRINCIPAL TRUST FOR POST- RETIREMENT
            MEDICAL BENEFITS RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480                                 62.2
 673        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      18.8
 673        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      71.6
 671        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 PIF - GOVERNMENT & HIGH QUALITY BOND FUND
 612        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      30.7
 612        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      65.9
 610        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.5
 607        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      95.2
 614        PRINCIPAL LIFE INSURANCE CO
             PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0810                                100.0
 613        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      15.4
 613        BANKERS TRUST COMPANY TRUSTEE
            FBO PARTNER RE RESTURATION SALARY DEFERRED PLAN
            ATTN DEBBIE WILLIAMS
            453 7TH ST
            DES MOINES IA 50309-4110                                   5.8
 613        WELLS FARGO TRUST COMPANY TRUSTEE
            FBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
            1919 DOUGLAS ST
            OMAHA, NE 68102-1317                                       5.7
 613        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      16.5
 613        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      48.1
 611        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      11.6
 611        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      88.4
 PIF - HIGH QUALITY INTERMEDIATETERM BOND FUND
 622        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      12.5
 622        TRUSTAR FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899                                      84.2
 620        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       7.9
 620        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      92.1
 608        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 623        WELLS FARGO TRUST COMPANY TRUSTEE
            FBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
            1919 DOUGLAS ST
             OMAHA, NE 68102-1317                                     10.3
 623        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     80.7
 621        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      99.1
 PIF - HIGH YIELD FUND
 798        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREE
             DES MOINES IA 50392                                      93.4
 PIF - INFLATION PROTECTION FUND
 707        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      94.7
 705        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 709        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      99.9
 154        PRINCIPAL LIFE INSURANCE CO
            CUST IRA OF ROBERT L DIECKHAUS
            109 CLUB CREEK CT
            PO BOX 17
            SAINT ALBANS MO 63073-0017                                 7.6
 154        PERSHING LLC
            P. O. BOX 2052
             JERSEY CITY, NJ 07303-9998                                6.9
 154        PERSHING LLC
            P. O. BOX 2052
             JERSEY CITY                                              13.0
 715        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 10.5
 715        LIFETIME STRATEGIC INCOME FUND
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
            DES MOINES, IA 50392-0200                                 18.5
 715        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES IA 50392                                       71.0
 708        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      40.5
 708        BANKERS TRUST COMPANY (E826)
            FBO PARTNER RE RESTURATION - SALARY DEFERRED PLAN
            ATTN DEBBIE WILLIAM
            453 7TH ST
            DES MOINES IA 50309-4110                                  48.6
 708        Modern Asset Management
             FBO Exec Excess of Modern Asset Mgt
            ATTN Ross Baker
            5 East 59th St; 3rd Floor
            New York City, NY 10022                                   10.9
 706        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 PIF - INTERNATIONAL EMERGING MARKETS FUND
 662        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      12.0
 662        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      79.3
 660        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      99.5
 616        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      99.8
 664        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 11.6
 664        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 30.5
 664        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 13.7
 664        LIFETIME 2050 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                  6.0
 664        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 29.5
 663        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      43.8
 663        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     50.0
 661        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 PIF - INTERNATIONAL GROWTH FUND
 812        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       8.7
 812        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      87.9
 810        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       6.1
 810        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      92.8
 618        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 814        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  5.6
 814        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 16.2
 814        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                  8.2
 814        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 16.9
 814        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      41.8
 813        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      90.0
 811        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      97.9
 PIF - LARGECAP GROWTH FUND
 702        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      96.6
 700        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      89.4
 700        DCGT as TTEE and/or CUST
            FBO Principal Financial Group
            Non - Qualified Prin Advtg Omnibus
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303                                      10.6
 625        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      98.9
 704        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                 9.2
 704        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 22.9
 704        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 12.4
 704        LIFETIME 2050 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                 6.1
 704        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 22.8
 704        THE PRINCIPAL TRUST FOR
            POST- RETIREMENT MEDICAL BENEFITS RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480                                  7.1
 703        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK 7
            11 HIGH STREET
            DES MOINES, IA 50392                                       5.9
 703        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      91.1
 701        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                    100.0
 PIF - LARGECAP S&P 500 INDEX FUND
 712        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       9.8
 712        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      69.7
 712        TRUSTAR FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899                                      18.3
 710        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP A
            TTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      18.8
 710        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      81.2
 626        DELAWARE CHARTER GUARANTEE & TRUS
            FBO PFG PRINCIPAL ADVANTAGE OMNIBUS CLIENT 904
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 714        DCGT as TTEE and/or CUST
             FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
             711 High Street
             Des Moines, IA 50303                                      6.1
 713        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                       6.2
 713        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     12.4
 713        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      75.1
 711        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       6.3
 711        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      93.7
 PIF - LARGECAP VALUE FUND
 722        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       9.3
 722        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      78.0
 720        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                       6.4
 720        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      93.6
 627        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     14.7
 627        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     85.3
 724        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  9.1
 724        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 23.0
 724        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 12.9
 724        LIFETIME 2050 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  6.1
 724        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                 23.5
 724        THE PRINCIPAL TRUST FOR
             POST- RETIREMENT MEDICAL BENEFITS RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480                                 14.4
 723        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     23.0
 723        WELLS FARGO TRUST COMPANY TRUSTEE
            FBO WORLD INS EXECUTIVE SERP PLN
            ATTN DEANNA SWERTZIC
            1919 DOUGLAS ST
            OMAHA, NE 68102-1317                                      12.1
 723        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET DES MOINES, IA 50392                     51.0
 723        Principal Trust Company
             FBO LT Incentive of Rest Serv Inc
            ATTN Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805                                       5.3
 721        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      60.6
 721        NATIONWIDE TRUST COMPANY FSB
            FBO PARTICIPATING RETIREMENT PLANS
            C/O IPO PORTFOLIO ACCOUNTING
            PO BOX 182029
            COLUMBUS OH 43218-2029                                    39.4
 PIF - MIDCAP BLEND FUND
 742        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     10.3
 742        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      82.1
 740        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     99.1
 639        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 749        PRINCIPAL LIFE INSURANCE CO
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
             PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810                               100.0
 743        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      31.2
 743        DELAWARE CHARTER GUARANTEE & TRUS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      54.9
 741        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 PIF - MIDCAP GROWTH FUND
 752        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      91.1
 750        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 645        DCGT as TTEE and/or CUST
             FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
             711 High Street
            Des Moines, IA 50303                                     100.0
 759        STATE STREET BANK & TRUST COMPANY
             FBO HOLLOWWAVE & CO
            ATTN: MASTER NOTE CONTROL
            BOX 5496
            BOSTON, MA 02206                                          86.2
 759        WACHOVIA BANK, N.A.
            OMNIBUS REIN/REIN 9999999954
            1525 WEST WT HARRIS BLVD.
            CHARLOTTE, NC 28288-1151                                  11.5
 753        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      77.0
 753        PRINCIPAL TRUST COMPANY
             FBO NEXTEL PRTNRS OP CORP NQ DEF CO MP
             ATTN SUSAN SAGGIONE
            1013 CENTRE ROAD
            WILMINGTON, DE 19805                                      13.6
 751        PRINCIPAL LIFE INSURANCE CO
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0810                                  8.6
 751        DCGT as TTEE and/or CUST
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303                                      91.4
 PIF - MIDCAP S&P 400 INDEX FUND
 762        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     14.3
 762        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      76.3
 760        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     13.2
 760        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                     86.7
 646        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     96.5
 763        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     26.4
 763        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      66.1
 761        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      10.4
 761        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      89.6
 PIF - MIDCAP VALUE FUND
 772        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     66.0
 772        LUTHERAN HOMES
            FBO DAVID SPLITTGERBER
            300 MINISTRY DRI
            IRMO, SC 29063                                             6.3
 772        FLORIDA DESIGN CONSULTANTS INC
            FBO EXEC NQ EXCESS PLAN OF
             FOLORIDA DESIGN
            KEITH MAZUR
             3030 STARKEY BLVD
            NEW PORT RICHEY, FL 34655                                  5.4
 772        PRINCIPAL TRUST COMPANY
             FBO MIAMI MUTUAL INS EXEC NQ
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
             WILMINGTON, DE 19805                                      6.4
 770        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 647        PRINCIPAL LIFE INSURANCE CO
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
             PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810                                10.8
 647        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     89.2
 774        BROWN BROTHERS HARRIMAN & CO AS
            CUST FOR AFP PROVIDA TIPO B
            ATTN: R&A - INVESTMENT FUNDS GLOBAL DISTRIBTUION
            CENTER
             525 WASHINGTON BLVD
            JERSEY CITY, NJ 07310-1606                               100.0
 773        BANKERS TRUST COMPANY TRUSTEE
            FBO PARTNER RE RESTURATION SALARY DEFERRED PLAN
            ATTN: DEBBIE WILLIAMS
            453 7TH ST
            DES MOINES IA 50309-4110                                   8.2
 773        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      58.4
 773        PRINCIPAL TRUST COMPANY
            FBO GEISINGER SYS SVC SEVERANCE PL N
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805                                       5.5
 773        PRINCIPAL TRUST COMPANY
             FBO GEISINGER SYS SVC EXEC 457(F)
            ATTN SUSAN SAGGIONE
            1013 CENTRE RD
            WILMINGTON, DE 19805                                      10.9
 771        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK 7
            11 HIGH STREET
             DES MOINES, IA 50392                                     97.4
 PIF - MONEY MARKET FUND
 782        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      29.8
 782        PRINCIPAL TRUST COMPANY
            FBO GLADSTON MNGMT CORP EXEC NQ
            1521 WESTBRANCH DR STE 200
            MCLEAN, VA 22102-3201                                      6.8
 782        TRUSTAR FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899                                      12.5
 780        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      97.4
 648        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 199        DELAWARE CHARTER GUAR & TRUST CO
            FBO DCG&T CUSTOMERS
            ATTN LORI N RICHARDS
            PO BOX 8738
            WILMINGTON, DE 19899-8738                                  7.7
 199        PERSHING LLC AS AGENT FOR ITS CUSTOMERS
            ATTN CASH MANAGMENT SERVICES
            1 PERSHING PLZ
            JERSEY CITY, NJ 07399-0001                                34.3
 299        PRINCIPAL LIFE INSURANCE CO CUST
             IRA OF ROBERT SIGAFOOS
            18406 ROGERS PIKE
            SAN ANTONIO, TX 78258-4610                                 6.5
 299        PRINCIPAL LIFE INSURANCE CO
            CUST CONDUIT IRA OF NANCY MAGLIANO
            9900 CYPRESS LAKES DR
             LAKELAND, FL 33810-4300                                   5.6
 784        COMPUTERSHARE INVESTOR SVCS LLC
            2 NORTH LA SALLE ST 3RD FL
            CHICAGO, IL 60602                                         98.1
 783        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      10.9
 783        INSURANCE SERVICES OFFICE, INC TTEE
             ISO SUPPLEMENTAL EXEC SAVING PLAN
            545 WASHINGTON BLVD
            JERSEY CITY, NJ 07310-1607                                 5.9
 783        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      58.6
 781        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      98.6
 PIF - PARTNERS GLOBAL EQUITY FUND
 857        DCGT as TTEE and/or CUST
             FBO Various Qualifed Plans
             ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303                                     100.0
 855        DCGT AS TTEE AND/OR CUST
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                      67.3
 855        DCGT AS TTEE AND/OR CUST
            FBO VARIOUS NONQUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                      32.7
 859        DCGT AS TTEE AND/OR CUST
             FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 865        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES IA 50392                                       64.0
 865        PRINCIPAL LIFE INSURANCE CO
            PUBLIC SEED ACCOUNT
             ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0810                                 36.0
 858        DCGT as TTEE and/or CUST
            FBO Various Qualifed Plans
             ATTN NPIO TRADE DESK
            711 High Street
             Des Moines, IA 50303                                    100.0
 856        DCGT AS TTEE AND/OR CUST
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 PIF - PARTNERS INTERNATIONAL FUND
 787        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      94.2
 785        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 649        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 789        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      85.6
 788        DELAWARE CHARTER GUARANTEE & TRUS
            FBO PRINCIPA FINACIAL GROUP
             711 HIGH STREET
             DES MOINES, IA 50303                                     96.4
 786        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 PIF - PARTNERS LARGECAP BLEND FUND
 822        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       6.0
 822        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      93.3
 820        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      97.0
 650        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 824        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     91.7
 823        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      94.0
 821        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     97.0
 PIF - PARTNERS LARGECAP BLEND FUND I
 692        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      98.5
 690        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      13.1
 690        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     86.9
 651        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 694        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                 11.4
 694        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                 35.0
 694        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 14.6
 694        LIFETIME 2050 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  7.1
 694        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                 28.0
 693        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      42.1
 693        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     13.2
 693        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     35.9

 691        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 PIF - PARTNERS LARGECAP GROWTH FUND
 827        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      36.7
 827        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      61.1
 825        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                    100.0
 652        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 829        PRINCIPAL LIFE INSURANCE
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRA
            DES MOINES IA 50392                                      100.0
 828        PRINCIPAL LIFE INSURANCE CO
            PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0810                                100.0
 826        PRINCIPAL LIFE INSURANCE CO
             PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20
             PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0810                               100.0
 PIF - PARTNERS LARGECAP GROWTH FUND I
 832        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      14.1
 832        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      84.6
 830        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       9.5
 830        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 5039 2                                    90.5
 653        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 834        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     87.6

 833        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      10.8
 833        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      84.0
 831        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      10.2
 831        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     89.8
 PIF - PARTNERS LARGECAP GROWTH FUND II
 842        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      93.2
 840        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      97.1
 654        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                       100
 129        PRINCIPAL LIFE INSURANCE CO
            CUST IRA OF TONY E HILL
            1740 SAINT JAMES CIR
            THE VILLAGES FL 32162-7651                                 8.1
 844        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                  9.5
 844        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                 5.2
 844        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                  9.5
 844        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     69.1
 843        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     96.8
 841        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                    100.0
 PIF - PARTNERS LARGECAP VALUE FUND
 852        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       9.0
 852        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      89.5
 850        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                      5.1
 850        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      94.5
 655        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 854        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  5.9
 854        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  6.0
 854        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                     79.0
 853        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                      6.1
 853        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      87.8
 851        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      97.6
 PIF - PARTNERS LARGECAP VALUE FUND I
 802        DCGT AS TTEE AND/OR CUST
             FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                      97.8
 800        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     87.4
 800        DCGT as TTEE and/or CUST
            FBO Principal Financial Group Non - Qualified Prin
            Advtg Omnibus
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303                                      12.6
 656        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 804        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      86.9
 803        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     99.8
 801        DCGT as TTEE and/or CUST FBO Various Qualifed
            Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303                                     100.0
 PIF - PARTNERS LARGECAP VALUE FUND II
 779        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     95.4
 777        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 796        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 797        PRINCIPAL LIFE INSURANCE CO
             FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES IA 50392                                     100.0
 795        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      99.6
 778        PRINCIPAL LIFE INSURANCE CO PUBLIC SEED ACCOUNT
            ATTN: H096 INV ACCT G-17-E20 PRINCIPAL FINANCIAL
            GROUP DES MOINES, IA 50392-0810                          100.0
 PIF - PARTNERS MIDCAP GROWTH FUND
 872        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       7.1
 872        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      92.2
 870        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      97.0
 658        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 874        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES IA 503 92                                      89.4
 873        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK 7
            11 HIGH STREET
            DES MOINES, IA 50392                                      10.9
 873        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      84.2
 871        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      99.9
 PIF - PARTNERS MIDCAP GROWTH FUND I ADVISORS PREFERRED
 877        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      98.1
 875        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     81.1
 875        DCGT as TTEE and/or CUST
            FBO Principal Financial Group
             Non - Qualified Prin Advtg Omnibus
            ATTN NPIO TRADE DESK
             711 High Street
            Des Moines, IA 50303                                      18.9
 659        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 186        JEANETTE A MEEK TR JEANETTE A MEEK FAMILY TRUST UA
            APRIL 25 2003
            15103 AVENUE 288 VISALIA, CA 93292-9669                    9.5
 879        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 878        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      90.8
 878        Principal Trust Company
            FBO LT Exec Comp of L.P. & Assoc
            ATTN Susan Saggione
            1013 Centre Rd
            Wilmington, DE 19805                                       7.6
 876        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 PIF - PARTNERS MIDCAP GROWTH FUND II
 718        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      99.2
 716        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 775        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 776        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES IA 50392                                     100.0
 719        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     73.5
 719        PRINCIPAL TRUST COMPANY TTEE
            FBO JOHN WAGNER ASSOC EXEC NQ
            SUSAN SAGGIONE
             1013 CENTRE RD
            WILMINGTON, DE 19805                                       6.1
 719        EMC National Life Insurance Company
            FBO NQ Def Comp Plan for Agents of EMCNL
            ATTN Keith Troester
            4095 NW Urbandale Drive
            Urbandale, IA 503227914                                    5.7
 717        711 HIGH STREET
             DES MOINES, IA 50303
 PIF - PARTNERS MIDCAP VALUE FUND
 882        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       9.4
 882        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      86.8
 880        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.9
 665        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 884        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     93.3
 883        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET DES MOINES, IA 50392                      92.1
 881        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      99.8
 PIF - PARTNERS MIDCAP VALUE FUND I
 892        DELAWARE CHARTER GUARANTEE & TRU
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      94.4
 890        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.3
 666        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     99.9
 894        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     95.3
 893        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             711 HIGH STREET
             DES MOINES, IA 50392                                     96.9
 891        DCGT AS TTEE AND/OR CUST
            FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 PIF - PARTNERS SMALLCAP BLEND FUND
 887        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.2
 885        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      99.7
 667        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 889        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 888        BOARD OF TRUSTEE OF IEASO 401K
             FBO ILL EDU ASSOC STAFF ORG 401K
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      22.1
 888        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      71.1
 886        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     99.3
 PIF - PARTNERS SMALLCAP GROWTH FUND I
 902        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      83.1
 902        LOS ANGELES COUNTY FAIR ASSOC
            FBO LA COUNTY FAIR ASSOC SUP EXEC DC PLAN
            ATTN RAY ORTEGASO
            1101 W MCKINLEY AVE
            POMONA CA 91768-1639                                       5.4
 900        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      13.1
 900        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      86.9
 668        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 904        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                 7.0
 904        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-                                      9.4
 904        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     80.0
 906        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       7.1
 906        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      89.6
 901        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      13.2
 901        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      86.6
 PIF - PARTNERS SMALLCAP GROWTH FUND II
 913        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      12.3
 913        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      84.5
 911        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      14.8
 911        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      85.0
 669        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 915        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                    100.0
 914        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      87.9
 912        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     96.5
 PIF - PARTNERS SMALLCAP GROWTH FUND III
 817        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     91.3
 817        DCGT AS TTEE AND/OR CUST
            FBO VARIOUS NONQUALIFED PLANS
             ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                       7.2
 815        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 675        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 819        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                 13.5
 819        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  7.3
 819        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
             711 HIGH STREET
             DES MOINES, IA 50392-0200                                12.9
 819        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      59.4
 818        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     96.3
 816        DCGT as TTEE and/or CUST
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303                                     100.0
 PIF - PARTNERS SMALLCAP VALUE FUND
 922        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      10.6
 922        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     88.8
 920        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     27.2
 920        FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      72.8
 676        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 924        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 923        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     14.6
 923        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            TTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      81.8
 921        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     96.1
 PIF - PARTNERS SMALLCAP VALUE FUND I
 927        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      15.6
 927        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      81.9
 925        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     31.0
 925        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      68.9
 677        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREE
            T DES MOINES, IA 50303                                    93.6
 677        DCGT as TTEE and/or CUST
             FBO Sheet Metal Workers Local Union 20 Pension
             ATTN NPIO TRADE DESK
            711 High Street
             Des Moines, IA 50303                                      6.4
 935        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      94.6
 928        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      91.5
 926        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      98.3
 PIF - PARTNERS SMALLCAP VALUE FUND II
 837        DELAWARE CHARTER GUARANTEE & TRUS
            BO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      92.9
 835        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 678        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                     100.0
 839        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                    100.0
 838        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      94.5
 838        DCGT AS TTEE AND/OR CUST
             FBO VARIOUS NONQUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                       5.5
 836        DCGT AS TTEE AND/OR CUST
             FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 PIF - PREFERRED SECURITIES FUND
 938        DCGT as TTEE and/or CUST
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303                                      96.9
 936        DCGT AS TTEE AND/OR CUST
             FBO VARIOUS QUALIFED PLANS
            ATTN NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50303                                      55.3
 679        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     99.6
 929        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                16.5
 929        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                31.0
 929        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
             711 HIGH STREET
             DES MOINES, IA 50392-0200                                 5.4
 929        LIFETIME STRATEGIC INCOME FUND
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
            DES MOINES, IA 50392-0200                                  6.5
 929        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                17.5
 929        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      21.3
 939        DCGT as TTEE and/or CUST
            FBO Various Qualifed Plans
            ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303                                      56.4
 939        Principal Trust Company
            FBO Exec 457b of Nat Mining Assoc
            ATTN Susan Saggione 1013 Centre Rd
            Wilmington, DE 19805                                      18.2
 PIF - PRINCIPAL LIFETIME 2010 FUND
 727        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      14.3
 727        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      82.7
 725        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       5.4
 725        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                     94.3
 628        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     99.8
 109        PRINCIPAL LIFE INSURANCE CO
             CUST IRA OF RICHARD S BURNS
            59 FOREST VILLAGE PL
             CORDOVA TN 38018-7700                                     5.7
 729        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      99.6
 728        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.9
 726        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 PIF - PRINCIPAL LIFETIME 2020 FUND
 732        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                     10.8
 732        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      87.4
 730        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.0
 629        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      99.0
 734        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      99.3
 733        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      95.5
 731        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP A
            TTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      99.7
 PIF - PRINCIPAL LIFETIME 2030 FUND ADVISORS PREFERRED
 737        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                       7.4
 737        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      91.1
 735        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.4
 635        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      99.0
 739        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      99.5
 738        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.5
 736        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      99.9
 PIF - PRINCIPAL LIFETIME 2040 FUND
 746        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                      7.2
 746        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                     92.5
 744        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.7
 636        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                     99.1
 748        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      99.6
 747        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      96.9
 745        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                    100.0
 PIF - PRINCIPAL LIFETIME 2050 FUND
 756        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                      7.7
 756        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      90.8
 754        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      95.7
 637        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      97.9
 219        LINDA M ARNDT TR
            JOSEPH & ELEANORE ASKI FAMILY TRUST UA JUL 01 1991
            2210 W ALLYN RD
             MERCER WI 54547-9166                                      6.0
 219        PRINCIPAL LIFE INSURANCE CO
             CUST IRA OF WENDY A DIEHLS
            6336 W LOCUST ST
             MILWAUKEE WI 53210-1467                                   5.2
 758        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     99.4
 757        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      90.3
 755        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 PIF - PRINCIPAL LIFETIME STRATEGIC INCOME FUND
 766        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                       9.7
 766        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      89.8
 764        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       6.5
 764        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     93.3
 638        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 123        PRINCIPAL LIFE INSURANCE CO
            CUST IRA OF RONALD O KRIEGER
            520 BRYAN DR
            SAINT LOUIS, MO 63122-3647                                12.1
 123        PRINCIPAL LIFE INSURANCE CO
            CUST IRA OF BRIAN CHRISTOPHER
            14944 S HOFFMAN RD
            OREGON CITY OR 97045-9430                                  5.5
 123        PERSHING LLC
            P. O. BOX 2052
             JERSEY CITY, NJ 07303-9998                                8.2
 223        PRINCIPAL LIFE INSURANCE CO
             CUST SIMPLE IRA OF HELEN F DUNCAN
            306 WAYNE DR
            HOPKINSVILLE, KY 42240-1540                                7.7
 223        PRINCIPAL LIFE INSURANCE CO
             CUST IRA OF MARY T FLANNERY
            217 E GRAVERS LN
            PHILA, PA 19118-2802                                      28.9
 223        PRINCIPAL LIFE INSURANCE CO
             CUST IRA OF SHIRLEY A DENTLINGER
            103 N WHITNEY ST
            CARROLL IA 51401-2802                                      9.9
 223        PERSHING LLC
            P.O. BOX 2052
            JERSEY CITY, NJ 07303-9998                                 8.6
 768        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     99.7
 767        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                     92.8
 765        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      99.9
 PIF - REAL ESTATE SECURITIES FUND
 932        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      12.7
 932        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      67.5
 932        TRUSTAR FBO THE CHURCH OF GOD
            ATTN NPIO TRADE DESK
            P.O. BOX 8963
            WILMINGTON, DE 19899                                      16.5
 930        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      12.8
 930        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     87.2
 685        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      98.8
 934        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 11.6
 934        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 21.3
 934        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                14.6
 934        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     37.0
 933        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK 7
            11 HIGH STREET
             DES MOINES, IA 50392                                      6.8
 933        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      19.9
 933        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      65.0
 931        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      13.1
 931        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      86.9
 PIF - SHORT-TERM BOND FUND ADVISORS PREFERRED
 642        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     78.4
 640        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     95.2
 615        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      87.1
 643        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                     73.2
 643        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      16.1
 641        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 PIF - SMALLCAP BLEND FUND
 942        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      17.9
 942        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      75.8
 940        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      98.4
 686        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 944        THE PRINCIPAL TRUST FOR POST- RETIREMENT
            MEDICAL BENEFITS RETIRED IND FIELD 5073
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480                                 11.5
 944        PRINCIPAL TRUST FOR LIFE INS
            BENEFITS FOR EE'S - RETIRED
            5016 ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
            DES MOINES, IA 50392-0480                                  6.5
 944        PRINCIPAL TRUST FOR HEALTH
             BENEFITS FOR IND FIELD - RETIRED \5025
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0480                                10.0
 944        THE PRINCIPAL TRUST FOR POST-
            RETIREMENT MEDICAL BENEFITS RETIRED EE 5072
            ATTN CRYSTAL MORRIS S-003-S60
            PRINCIPAL FINANCIAL GROUP
             DES MOINES, IA 50392-0480                                59.2
 943        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                      8.3
 943        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      77.0
 941        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                    100.0
 PIF - SMALLCAP GROWTH FUND
 952        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
             711 HIGH STREET
            DES MOINES, IA 50303                                      14.4
 952        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     71.4
 950        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 687        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
            DES MOINES, IA 50303                                      86.1
 953        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      96.1
 951        DCGT as TTEE and/or CUST
            FBO Various Qualifed Plans
             ATTN NPIO TRADE DESK
            711 High Street
            Des Moines, IA 50303                                     100.0
 PIF - SMALLCAP S&P 600 INDEX FUND
 962        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      11.1
 962        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                     84.7
 960        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      10.0
 960        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      89.9
 688        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 964        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                 23.1
 964        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 27.2
 964        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 11.7
 964        LIFETIME 2050 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET D
            ES MOINES, IA 50392-0200                                   5.1
 964        LIFETIME STRATEGIC INCOME FUND
            ATTN MUTUAL FUND ACCOUNTING- H221
             711 HIGH ST
            DES MOINES, IA 50392-0200                                  5.4
 964        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                21.0
 963        DELAWARE CHARTER GUAR & TRUST
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
             DES MOINES, IA 50392                                      7.0
 963        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      10.1
 963        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                      78.5
 961        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                     10.3
 961        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      89.7
 PIF - SMALLCAP VALUE FUND
 972        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                       6.5
 972        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
             DES MOINES, IA 50392                                     91.0
 970        DELAWARE CHARTER GUARANTEE & TRUS
             FBO VARIOUS NONQUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                       9.8
 970        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     90.16
 689        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            711 HIGH STREET
             DES MOINES, IA 50303                                    100.0
 974        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                 7.4
 974        LIFETIME 2020 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                30.3
 974        LIFETIME 2040 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
             711 HIGH STREET
            DES MOINES, IA 50392-0200                                 16.7
 974        LIFETIME 2050 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                  9.0
 974        LIFETIME 2030 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
            MUTUAL FUND ACCOUNTING
            711 HIGH STREET
            DES MOINES, IA 50392-0200                                 29.6
 973        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      81.0
 971        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK 7
            11 HIGH STREET
            DES MOINES, IA 50392                                      97.4
 PIF - TAX-EXEMPT BOND FUND
 251        LEONE H PENROD & EVELYN M ADAMS JTTEN
            2045 KENNETH DR
             BAY CITY MI 48706-9735                                    5.9
 251        ROSSELL ANZUETO FAM LTD PARTNER
            3118 HICKORY GROVE LN
             PEARLAND, TX 77584-8116                                   5.3
 PIF - ULTRA SHORT BOND FUND
 987        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                     100.0
 985        CITIZENS BUSINESS BANK
            FBO AAA ELE MOTOR SALES & SERV INC RETMT SAV
            FBO PRINCIPAL FINANCIAL GROUP A
            TTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       5.9
 985        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
             ATTN RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                      93.8
 102        HEATHER M JACOBS
            806 NW LOGAN ST
            ANKENY IA 50023-1720                                       5.3
 102        PERSHING LLC
            P. O. BOX 2052
            JERSEY CITY, NJ 07303-9998                                 6.2
 102        PERSHING LLC
            P. O. BOX 2052
             JERSEY CITY, NJ 07303-9998                                8.6
 102        PERSHING LLC
            P. O. BOX 2052
             JERSEY CITY 07303-9998                                    5.8
 990        LIFETIME 2010 FUND
            ATTN JAMIE SCRIGNOLI N-002-E20
             MUTUAL FUND ACCOUNTING
            711 HIGH STREET
             DES MOINES, IA 50392-0200                                48.3
 990        LIFETIME STRATEGIC INCOME FUND
            ATTN MUTUAL FUND ACCOUNTING- H221
            711 HIGH ST
             DES MOINES, IA 50392-0200                                45.1
 990        PRINCIPAL LIFE INSURANCE CO
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN: RIS NPIO TRADE DESK
            711 HIGH STREET
            DES MOINES, IA 50392                                       6.5
 988        DELAWARE CHARTER GUARANTEE & TRUS
            FBO VARIOUS QUALIFED PLANS
            FBO PRINCIPAL FINANCIAL GROUP
            ATTN RIS NPIO TRADE DESK
             711 HIGH STREET
            DES MOINES, IA 50392                                     100.0

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INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS

The Manager of the Fund is Principal Management Corporation ("Principal"), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392-2080. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by Principal.


Fund(s): Partners LargeCap Value and Partners SmallCap Growth I

Sub-Advisor: AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund(s): Partners LargeCap Growth II and Partners LargeCap Value II Sub-Advisor: American Century Investment Management, Inc. ("American Century")
         was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

Fund(s): Partners SmallCap Value

Sub-Advisor: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.

Fund(s): MidCap Value

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Management (US), which is a wholly owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

Fund(s): Partners LargeCap Growth II and Partners LargeCap Value

Sub-Advisor: BNY Investment Advisors ("BNY"), a separately identifiable division of The Bank of New York, is located at 1633 Broadway, NY, NY 10019. Founded by Alexander Hamilton in 1784, The Bank of New York is one of the largest commercial banks in the United States. The Bank of New York began offering investment services in the 1830s and manages investments for institutions and individuals.

Fund(s): LargeCap Growth, MidCap Growth, and Partners SmallCap Growth III Sub-Advisor: Columbus Circle Investors ("CCI") is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Fund(s): Partners SmallCap Value II

Sub-Advisor: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.
Sub-Advisor: Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of IXIS Asset Management US Group, L.P.
Sub-Advisor: UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a
         Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.

Fund(s): Equity Income I, High Yield II, Income, MidCap Stock, Mortgage
         Securities, Short-Term Income, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio and West Coast Equity

Sub-Advisor: Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.)
         ("Edge") is an affiliate of Principal and a member of the of Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 1201 Third Avenue, 8th Floor, Seattle, WA 98101.

Fund(s): Partners SmallCap Growth Fund II

Sub-Advisor: Emerald Advisers, Inc. ("Emerald") is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Sub-Advisor: Essex Investment Management Company, LLC ("Essex") is a
         Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.


Fund(s): Partners LargeCap Blend I and Partners MidCap Value I

Sub-Advisor: Goldman Sachs Asset Management, L.P. ("Goldman Sachs") is part of the Investment Management Division ("IMD") of Goldman, Sachs & Co. Goldman Sach's principal office is located at 32 Old Slip, New York, NY 10005.

Fund(s): Partners Global Equity and Partners SmallCap Value I

Sub-Advisor: J.P. Morgan Investment Management Inc. ("Morgan"), 245 Park Avenue,
         New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

Fund(s): Partners MidCap Value I and Partners SmallCap Value

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

Fund(s): Partners SmallCap Growth III

Sub-Advisor: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258.

Fund(s): Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap
         Value I

Sub-Advisor: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon").

Fund(s): California Insured Intermediate Municipal, California Municipal and
         Tax-Exempt Bond I

Sub-Advisor: Morgan Stanley Investment Management Inc. d/b/a Van Kampen (''Van
         Kampen''), 1221 Avenue of the Americas, New York, New York 10020, acts as sub-advisor to the California Municipal, California Insured Intermediate Municipal, and Tax-Exempt Bond I Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients.

Fund(s): Partners MidCap Value

Sub-Advisor: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

Sub-Advisor: Jacobs Levy Equity Management, Inc. ("Jacobs Levy") provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

Fund(s): Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified
         International, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, and Ultra Short Bond Funds.
Sub-Advisor: Principal Global Investors, LLC ("PGI") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. PGI has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. PGI manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Fund(s): High Yield

Sub-Advisor: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025.

Fund(s): Real Estate Securities

Sub-Advisor: Principal Real Estate Investors, LLC ("Principal - REI"), is an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal - REI's address is 801 Grand Avenue, Des Moines, IA 50392.

Fund(s): Partners International and Partners MidCap Growth II

Sub-Advisor: Pyramis Global Advisors, LLC (formerly known as Fidelity Management
         & Research Company) ("Pyramis") is the Sub-Advisor. Pyramis's address is 82 Devonshire Street, Boston, MA 02109.

Fund(s): Preferred Securities

Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

Fund(s): Partners LargeCap Blend and Partners LargeCap Growth I

Sub-Advisor: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Fund(s): Partners MidCap Growth

Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Fund(s): Partners LargeCap Value I

Sub-Advisor: UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a
         Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG.

THE SUB-SUB-ADVISORS

PGI, has entered into a sub-sub-advisory agreement with Post for the Bond & Mortgage Securities and Ultra Short Bond Funds, and with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate-Term Bond Funds. Under the agreements, the sub-sub-advisors agree to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by each Sub-Advisor and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreements, PGI pays each sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by each respective firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.


PGI is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


Each of the persons affiliated with the Fund who is also an affiliated person of Principal or PGI is named below, together with the capacities in which such person is affiliated:

 NAME                  OFFICE HELD WITH THE    OFFICE HELD WITH PRINCIPAL/PGI
 ----                  FUND                    ------------------------------
                       --------------------
 Craig L. Bassett      Treasurer               Treasurer (Principal)
                       Executive Vice          Executive Vice President and
 Michael J. Beer       President               Chief Operating Officer
                                               (Principal)
                       Chief Compliance        Senior Vice President
 David J. Brown        Officer                 (Principal)
                       Vice President and
                       Chief Financial         Senior Vice President and Chief
 Jill R. Brown         Officer                 Financial Officer (Principal)
                       Director, President     Director and President
 Ralph C. Eucher       and CEO                 (Principal)
 Steve Gallaher        Assistant Counsel       2nd Vice President and Counsel
                       Vice President and      Vice President and Chief
 Ernest H. Gillum      Assistant Secretary     Compliance Officer (Principal)
 Patrick A. Kirchner   Assistant Counsel       Counsel (Principal)
 Sara Pitts            Assistant Counsel       Counsel (Principal)
                       Vice President and      Vice President and Controller
 Layne A. Rasmussen    Controller              (Principal) Mutual Funds
                                               Senior Vice President and
 Michael D. Roughton   Counsel                 Counsel (Principal); Counsel
                                               (PGI)
 James F. Sager        Assistant Secretary     Vice President (Principal)
 Dan Westholm          Assistant Treasurer     Director - Treasury
                       Director and Chairman   Director and Chairman of the
 Larry D. Zimpleman    of the Board            Board (Principal)

CODES OF ETHICS

The Fund, Principal, each of the Sub-Advisors, the Distributor and Princor have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. Principal has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, the Distributor, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange Commission. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

FEES PAID TO THE MANAGER
Principal is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2006 was:


       Bond & Mortgage
       Securities                0.53%       Partners MidCap Growth      1.00%
       Disciplined LargeCap                  Partners MidCap Growth
       Blend                     0.59%       I                           1.00%
       Diversified                           Partners MidCap Growth
       International             0.90%       II                          1.00%
       Government & High
       Quality Bond              0.40%       Partners MidCap Value       1.00%
       High Quality
       Intermediate-Term Bond    0.40%       Partners MidCap Value I     1.00%
       High Yield                0.65%       Partners SmallCap Blend     1.00%
                                             Partners SmallCap
       Inflation Protection      0.40%       Growth I                    1.10%
       International Emerging                Partners SmallCap
       Markets                   1.35%/(1)/  Growth II                   1.00%
                                             Partners SmallCap
       International Growth      0.99%       Growth III                  1.10%
       LargeCap Growth           0.67%/(2)/  Partners SmallCap Value     1.00%
                                             Partners SmallCap Value
       LargeCap S&P 500 Index    0.15%       I                           1.00%
                                             Partners SmallCap Value
       LargeCap Value            0.45%       II                          1.00%
       MidCap Blend              0.64%       Preferred Securities        0.75%
       MidCap Growth             0.65%       Principal LifeTime 2010   0.1225%
       MidCap S&P 400 Index      0.15%       Principal LifeTime 2020   0.1225%
       MidCap Value              0.65%       Principal LifeTime 2030   0.1225%
       Money Market              0.40%       Principal LifeTime 2040   0.1225%
       Partners Global Equity    0.95%       Principal LifeTime 2050   0.1225%
                                             Principal Lifetime
       Partners International    1.09%       Strategic Income          0.1225%
       Partners LargeCap Blend   0.74%       Real Estate Securities      0.84%
       Partners LargeCap Blend
       I                         0.45%       Short-Term Bond             0.40%
       Partners LargeCap
       Growth I                  0.74%       SmallCap Blend              0.75%
       Partners LargeCap
       Growth II                 0.99%       SmallCap Growth             0.75%
       Partners LargeCap Value   0.77%       SmallCap S&P 600 Index      0.15%
       Partners LargeCap Value
       I                         0.80%       SmallCap Value              0.75%
       Partners LargeCap Value
       II                        0.85%       Ultra Short Bond            0.40%




/ //(1)/ The Fund's management fees have decreased effective October 1, 2006. / //(2)/ The Fund's management fees have increased effective January 16, 2007.


                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
International Emerging
Markets/(1)/                     1.20%       1.18%       1.16%        1.15%

                             FIRST $500  NEXT $500  NEXT $1  NEXT $1   OVER $3
           FUND               MILLION     MILLION   BILLION  BILLION   BILLION
           ----               -------     -------   -------  -------   -------
LargeCap Growth/(2)/           0.68%       0.65%     0.62%    0.58%     0.55%




/ //(1) /Effective October 1, 2006.
/ //(2) /Effective January 16, 2007.


The management fee schedules for the Funds are as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Bond & Mortgage Securities        0.55%       0.53%       0.51%        0.50%
Disciplined LargeCap Blend        0.60        0.58        0.56         0.55
Diversified International         0.90        0.88        0.86         0.85
Government & High Quality
Bond                              0.40        0.38        0.36         0.35
High Quality
Intermediate-Term Bond            0.40        0.38        0.36         0.35
High Yield                        0.65        0.63        0.61         0.60
Inflation Protection              0.40        0.38        0.36         0.35
International Emerging
Markets                           1.35        1.33        1.31         1.30
International Growth              1.00        0.98        0.96         0.95
LargeCap Growth                   0.55        0.53        0.51         0.50
LargeCap S&P 500 Index            0.15        0.15        0.15         0.15
LargeCap Value                    0.45        0.43        0.41         0.40
MidCap Blend                      0.65        0.63        0.61         0.60
MidCap Growth                     0.65        0.63        0.61         0.60
MidCap S&P 400 Index              0.15        0.15        0.15         0.15
MidCap Value                      0.65        0.63        0.61         0.60
Money Market                      0.40        0.39        0.38         0.37
Partners Global Equity            0.95        0.93        0.91         0.90
Partners International            1.10        1.08        1.06         1.05
Partners LargeCap Blend           0.75        0.73        0.71         0.70
Partners LargeCap Blend I         0.45        0.43        0.41         0.40
Partners LargeCap Growth I        0.75        0.73        0.71         0.70
Partners LargeCap Growth II       1.00        0.98        0.96         0.95
Partners LargeCap Value           0.80        0.78        0.76         0.75
Partners LargeCap Value I         0.80        0.78        0.76         0.75
Partners LargeCap Value II        0.85        0.83        0.81         0.80
Partners MidCap Growth            1.00        0.98        0.96         0.95
Partners MidCap Growth I          1.00        0.98        0.96         0.95
Partners MidCap Growth II         1.00        0.98        0.96         0.95
Partners MidCap Value             1.00        0.98        0.96         0.95
Partners MidCap Value I           1.00        0.98        0.96         0.95
Partners SmallCap Blend           1.00        0.98        0.96         0.95
Partners SmallCap Growth I        1.10        1.08        1.06         1.05
Partners SmallCap Growth II       1.00        0.98        0.96         0.95
Partners SmallCap Growth III      1.10        1.08        1.06         1.05
Partners SmallCap Value           1.00        0.98        0.96         0.95
Partners SmallCap Value I         1.00        0.98        0.96         0.95
Partners SmallCap Value II        1.00        0.98        0.96         0.95
Preferred Securities              0.75        0.73        0.71         0.70
Principal LifeTime 2010         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2020         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2030         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2040         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2050         0.1225      0.1225      0.1225       0.1225
Principal LifeTime Strategic
Income                          0.1225      0.1225      0.1225       0.1225
Real Estate Securities            0.85        0.83        0.81         0.80
Short-Term Bond                   0.40        0.38        0.36         0.35
SmallCap Blend                    0.75        0.73        0.71         0.70
SmallCap Growth                   0.75        0.73        0.71         0.70
SmallCap S&P 600 Index            0.15        0.15        0.15         0.15
SmallCap Value                    0.75        0.73        0.71         0.70
Tax-Exempt Bond I                 0.50        0.48        0.46         0.45
Ultra Short Bond                  0.40        0.39        0.38         0.37

            FUND                 FIRST $1 BILLION          OVER $1 BILLION
            ----                 ----------------          ---------------
California Insured
Intermediate Municipal                0.50%                     0.45%
California Municipal                  0.50                      0.45


                                 FIRST $250      NEXT $250        OVER $500
            FUND                  MILLION         MILLION          MILLION
            ----                  -------         -------          -------
Equity Income I                    0.60%           0.55%            0.50%


            FUND                FIRST $250 MILLION        OVER $250 MILLION
            ----                ------------------        -----------------
High Yield II                         0.625%                   0.500%



            FUND                 FIRST $2 BILLION          OVER $2 BILLION
            ----                 ----------------          ---------------
Income                                0.50%                     0.45%
Mortgage Securities                   0.50%                     0.45%



                                FIRST $1    NEXT $1     NEXT $1      OVER $3
            FUND                BILLION     BILLION     BILLION      BILLION
            ----                -------     -------     -------      -------
MidCap Stock                     0.75%       0.70%       0.65%        0.60%


                                 FIRST $200      NEXT $300        OVER $500
            FUND                  MILLION         MILLION          MILLION
            ----                  -------         -------          -------
Short-Term Income                  0.50%           0.45%            0.40%


                                FIRST $500        NEXT $500         OVER $1
            FUND                  MILLION          MILLION          BILLION
            ----                  -------          -------          -------
West Coast Equity                 0.625%           0.500%           0.375%


                        FIRST $500  NEXT $500  NEXT $1  NEXT $1  NEXT $1  NEXT $1   OVER $5
         FUND            MILLION     MILLION   BILLION  BILLION  BILLION  BILLION   BILLION
         ----            -------     -------   -------  -------  -------  -------   -------
SAM Balanced Portfolio
*                         0.55%       0.50%     0.45%    0.40%    0.35%    0.30%     0.25%
SAM Conservative
Balanced Portfolio *      0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Conservative
Growth Portfolio *        0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Flexible Income
Portfolio *               0.55        0.50      0.45     0.40     0.35     0.30      0.25
SAM Strategic Growth
Portfolio *               0.55        0.50      0.45     0.40     0.35     0.30      0.25
* Breakpoints based on aggregate SAM Portfolio net assets



Each Fund pays all of its operating expenses, except those Fudns for which Principal has agreed to pay such expenses. Under the terms of the Management Agreement, Principal is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the Securities and Exchange Commission, compensation of personnel, officers and directors who are also affiliated with the Principal, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Principal is also responsible for providing portfolio accounting services to each of the Funds, without charge, pursuant to a Portfolio Accounting Services Agreement; provided however, Principal is not so obligated with respect to the Equity Income I, LargeCap Growth, Disciplined LargeCap Blend, Diversified International, Money Market, Real Estate Securities, SmallCap Growth, SmallCap Value, and Tax-Exempt Bond I Funds. That agreement will terminate effective March 1, 2008, at which time the services will be provided to each Fund at cost, under the terms of the Management Agreement. Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal, provides transfer agent services for Class A, B, C, J and Institutional Class shares, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to an additional agreement with the Fund. Principal is also responsible for providing certain shareholder services to the Advisors Select, Advisors Preferred, Advisors Signature, Select, and Preferred share classes pursuant to an additional agreement.

The Manager has contractually agreed to limit the Fund's expenses on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

                                                                    INSTITUTIONAL
                        CLASS A  CLASS B    CLASS C    CLASS J          CLASS          EXPIRATION
                        -------  -------    -------    -------      -------------      ----------
 Bond & Mortgage
 Securities              0.94       1.60      1.75**      N/A                    N/A    06/30/2009
 California Insured
 Intermediate
 Municipal               0.86       1.62      1.62        N/A                    N/A    02/28/2008
 California Municipal    0.83       1.59      1.59        N/A                    N/A    02/28/2008
 Dislocating LargeCap
 Blend                   0.88       1.91      1.82        N/A                    N/A    02/28/2008
 Diversified
 International           1.29       2.30      2.08       1.59                   0.90    02/28/2008
 Equity Income I         0.87       1.73      1.65        N/A                    N/A    02/28/2008
 Government Securities
 & High Quality Bond      N/A        N/A      1.65        N/A                    N/A    02/28/2008
 High Quality
 Intermediate-Term
 Bond                     N/A        N/A       N/A       1.35                    N/A    02/28/2008
 High Yield II           0.90       1.66      1.65        N/A                    N/A    02/28/2008
 Income                  0.90       1.64      1.65        N/A                    N/A    02/28/2008
 Inflation Protection
 Fund                    0.90*       N/A      1.65       1.15                    N/A    02/28/2008
 International
 Emerging Markets         N/A        N/A      2.80        N/A                    N/A    02/28/2008
 LargeCap Growth         1.28       2.26      2.03        N/A                    N/A    02/28/2008
 LargeCap S&P 500
 Index                    N/A        N/A      1.30        N/A                    N/A    02/28/2008
 LargeCap Value           N/A        N/A      1.70        N/A                    N/A    02/28/2008
 MidCap Blend            1.02       1.32      1.95**      N/A                    N/A    06/30/2008
 MidCap Stock            1.10       2.06      1.95        N/A                    N/A    02/28/2008
 Money Market            0.64       1.74      1.79        N/A                    N/A    02/28/2008
 Mortgage Securities     0.91       1.65      1.63        N/A                    N/A    02/28/2008
 Partners LargeCap
 Blend                    N/A        N/A      2.20        N/A                    N/A    02/28/2008
 Partners LargeCap
 Blend I                  N/A        N/A      1.90        N/A                    N/A    02/28/2008
 Partners LargeCap
 Growth I                 N/A        N/A      2.20        N/A                    N/A    02/28/2008
 Partners LargeCap
 Growth II               1.70        N/A      2.45       1.75                    N/A    02/28/2008
 Partners LargeCap
 Value                    N/A        N/A      2.25        N/A                    N/A    02/28/2008
 Partners MidCap
 Growth                  1.75       2.50    2.50**        N/A                    N/A    06/30/2008
 Partners MidCap
 Growth I                1.75        N/A      2.50        N/A                    N/A    02/28/2008
 Partners MidCap Value   1.75       2.50      2.50        N/A                    N/A    02/28/2008
 Partners SmallCap
 Growth I                 N/A        N/A       N/A       2.05                    N/A    02/28/2008
 Partners SmallCap
 Growth II               1.95       2.70      2.70**     2.05**                  N/A    06/30/2008
 Partners SmallCap
 Value                    N/A        N/A       N/A       1.95                    N/A    02/28/2008
 Preferred Securities    1.00*       N/A      1.75       1.60                    N/A    02/28/2008
 Principal LifeTime
 2010                    0.50*       N/A      1.25**     0.75                    N/A    02/28/2008
 Principal LifeTime
 2020                    0.50*      1.25*     1.25**     0.75                    N/A    02/28/2008
 Principal LifeTime
 2030                    0.50*      1.25*     1.25**     0.75                    N/A    02/28/2008
 Principal LifeTime
 2040                    0.50*      1.25*     1.25**     0.75                    N/A    02/28/2008
 Principal LifeTime
 2050                    0.50*      1.25*     1.25       0.75                    N/A    02/28/2008
 Principal LifeTime
 Strategic Income        0.50*      1.25*     1.25**     0.75                    N/A    02/28/2008
 Real Estate
 Securities              1.28       2.08      1.98        N/A                    N/A    02/28/2008
 Short-Term Bond          N/A        N/A      1.70        N/A                    N/A    02/28/2008
 SAM Balanced            0.66       1.43      1.42       0.95                    N/A    02/28/2008
 SAM Conservative
 Balanced                0.68       1.45      1.43       0.95                    N/A    02/28/2008
 SAM Conservative
 Growth                  0.68       1.45      1.44       0.95                    N/A    02/28/2008
 SAM Fleixble Income     0.67       1.44      1.43       0.95                    N/A    02/28/2008
 SAM Strategic Growth    0.70       1.47      1.46       0.95                    N/A    02/28/2008
 Short-Term Income       0.95        N/A      1.67        N/A                    N/A    02/28/2008
 SmallCap Blend           N/A        N/A      2.20        N/A                    N/A    02/28/2008
 SmallCap Growth         1.42       2.57      2.21       1.50                   0.75    02/28/2008
 SmallCap Value          1.35       2.29      2.08       1.47                   0.75    02/28/2008
 Tax-Exempt Bond I       0.76       1.15      1.65**      N/A                    N/A    06/30/2008
 Ultra Short Bond        0.75*       N/A      1.50       1.20                    N/A    02/28/2008
 West Coast Equity       0.86       1.78      1.70        N/A                    N/A    02/28/2008
///* /Effective: March 1, 2006
**
 Expiration: February
 28, 2008





                                     ADVISORS                                 ADVISORS
                                    PREFERRED                PREFERRED         SELECT   SELECT      ADVISORS
                                      CLASS                    CLASS           CLASS     CLASS   SIGNATURE CLASS   EXPIRATION
                                    ---------                ---------        --------  ------   ---------------   ----------
 Diversified International                       1.47%                 1.16%   1.65%     1.28%        1.78%         02/28/2008
 SmallCap Growth                                 1.32                  1.01    1.50      1.13         1.63          02/28/2008
 SmallCap Value                                  1.32                  1.01    1.50      1.13         1.63          02/28/2008

Fees paid for investment management services during the periods indicated were as follows:

                             MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                             --------------
 FUND                        2006           2005                 2004
 ----                        ----           ----                 ----
 Bond & Mortgage
 Securities              $ 8,920,241     $ 5,132,094          $ 2,688,040
 California Insured
 Intermediate Municipal      604,603         702,877              811,881
 California Municipal      2,007,196       2,102,225            2,357,821
 Disciplined LargeCap
 Blend                     5,236,138       2,484,913              153,994
 Diversified
 International             5,968,204       2,283,907              745,729
 Equity Income Fund I     16,718,327      10,506,944            6,494,421
 Government & High
 Quality Bond              1,617,006         916,595              438,596
 High Quality
 Intermediate-Term Bond      496,920         370,871              240,603
 High Yield                  544,912        245,108/(//1//)/
 High Yield II             4,845,844       4,227,833            3,656,109
 Income                    6,152,234       5,931,217            5,564,174
 Inflation Protection        375,925        152,501/(//1//)/
 International Emerging
 Markets                   2,932,054       1,077,236              357,526
 International Growth      9,966,850       5,444,797            3,091,203
 LargeCap Growth           4,310,950       1,766,507              604,743
 LargeCap S&P 500 Index    1,241,257         948,572              899,740
 LargeCap Value            2,852,897       1,282,322              460,338
 MidCap Blend              4,990,756       2,079,396              452,794
 MidCap Growth               175,119         124,298              130,927
 MidCap S&P 400 Index        208,057         120,885               74,404
 MidCap Stock              6,864,331       6,140,244            4,418,962
 MidCap Value                850,777         654,579              427,898
 Money Market              2,597,951       1,601,301              715,144
 Mortgage Securities       8,890,316       8,599,051            6,850,427
 Partners Global Equity      198,582         69,130/(//2//)/
 Partners International    7,962,057       4,289,099             835,381/(//3//)/
 Partners LargeCap
 Blend                     6,463,592       5,180,187            3,816,625
 Partners LargeCap
 Blend I                     957,510         408,998              129,570
 Partners LargeCap
 Growth I                  7,298,420       6,070,305            5,138,429
 Partners LargeCap
 Growth II                 8,533,285       5,283,105            1,399,401
 Partners LargeCap
 Value                    16,314,826      12,192,603            9,526,884
 Partners LargeCap
 Value I                   3,271,462       1,151,198              17,053/(//4//)/
 Partners LargeCap
 Value II                  1,812,059        896,443/(//1//)/
 Partners MidCap Growth    4,510,813       1,615,525              366,292
 Partners MidCap Growth
 I                         2,749,755       2,011,387             639,467/(//3//)/
 Partners MidCap Growth
 II                        5,490,302      2,330,011/(//1//)/
 Partners MidCap Value     6,294,150       4,369,396            1,797,583
 Partners MidCap Value
 I                         6,350,949       4,266,927           1,248,775/(//3//)/
 Partners SmallCap
 Blend                     2,430,278       2,040,434              815,310
 Partners SmallCap
 Growth I                  1,302,665       1,142,276              886,227
 Partners SmallCap
 Growth II                 5,835,968       3,800,328            2,462,995
 Partners SmallCap
 Growth III                2,123,142         763,865              21,005/(//4//)/
 Partners SmallCap
 Value                     3,084,714       3,094,810            2,420,186
 Partners SmallCap
 Value I                   3,376,783       1,934,248              878,429
 Partners SmallCap
 Value II                  3,353,323       1,471,842               84,203
 Preferred Securities      3,696,031       2,067,479            1,282,198
 Principal LifeTime
 2010                      1,004,036         549,232              281,820
 Principal LifeTime
 2020                      1,780,906         860,943              403,222
 Principal LifeTime
 2030                      1,468,816         727,582              384,217
 Principal LifeTime
 2040                        648,933         292,998              127,700
 Principal LifeTime
 2050                        303,710         131,676               63,674
 Principal LifeTime
 Strategic Income            419,143         264,658              114,614
 Real Estate Securities    8,663,199       4,924,525            2,459,268
 SAM Balanced Portfolio   14,338,795      22,943,464           17,411,691
 SAM Conservative
 Balanced Portfolio        2,021,150       3,473,818            2,416,230
 SAM Conservative
 Growth Portfolio         11,566,375      18,481,899           13,878,166
 SAM Flexible Income
 Portfolio                 2,936,668       6,144,510            5,205,986
 SAM Strategic Growth
 Portfolio                 6,956,462      11,039,655            8,045,722
 Short-Term Bond             792,753         393,548              199,011
 Short-Term Income         1,247,103       1,318,161            1,297,592
 SmallCap Blend            2,375,684       1,293,621              640,271
 SmallCap Growth             298,481         220,898              187,554
 SmallCap S&P 600 Index      510,394         310,146              139,801
 SmallCap Value            1,236,949         654,297              328,987
 Tax-Exempt Bond I           991,921       1,085,937            1,200,519
 Ultra Short Bond            856,494         324,495              333,736
 West Coast Equity         8,647,482       7,293,109            6,264,888

/ //(//1//)/ Period from December 29, 2004 (date operations commenced) through
 October 31, 2005.
/ //(//2//)/ Period from March 1, 2005 (date operations commenced) through
 October 31, 2005.
/ //(//3//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(//4//)/ Period from June 1, 2004 (date operations commenced) through
 October 31, 2004.

Sub-Advisory Agreements for the Funds
-------------------------------------


FUNDS FOR WHICH PRINCIPAL GLOBAL INVESTORS, LLC ("PGI") SERVES AS SUB-ADVISOR .. PGI is Sub-Advisor for each Fund identified below in Tables A, B, and C. The Manager pays PGI a fee, computed and paid monthly, at an annual rate as shown below.


To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:

.. Principal Life non-registered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts),
.. Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities (except money market mutual funds), and

.. assets of the Principal Variable Contracts Fund, Inc. - Balanced Account. The calculation does not include any portion of such mutual funds and/or separate accounts for which advisory services are provided, directly or indirectly, by employees of Post Advisory Group, LLC ("Post").

To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by PGI with the same investment mandate (e.g., midcap value) in
.. (a) Principal Life non-registered separate account sub-advised by PGI and .. (b) Principal Life sponsored mutual fund sub-advised by PGI.

For any Fund for which investment advisory services are provided, directly or indirectly, by employees of Post, the Manager pays a fee equal to an annual rate of 0.30% for the portion of the net assets for which Post provides investment advisory services.

                            PGI SUB-ADVISED FUNDS
                                                 TABLE A
                                         NET ASSET VALUE OF FUND
                             ------------------------------------------------
                                FIRST        NEXT        NEXT         OVER
 FUND                         $5 BILLION  $1 BILLION  $4 BILLION   $10 BILLION
 ----                        -----------  ----------  ----------   -----------
 Bond & Mortgage
 Securities, Government &
 High Quality Bond, High
 Quality Intermediate-Term
 Bond, Inflation
 Protection, Short-Term
 Bond, and Ultra Short Bond    0.1126%     0.0979%     0.0930%       0.0881%

                                                                          TABLE B
                                                                  NET ASSET VALUE OF FUND
                             -------------------------------------------------------------------------------------------------
                                FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND                         $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----                        ------------  -----------  -------------  -------------  ------------  ------------   ------------
 Disciplined LargeCap
 Blend, and LargeCap Value     0.2643%       0.2448%       0.2154%        0.1762%       0.1273%       0.0881%        0.0587%
 Diversified International
 and International Growth      0.3427        0.2741        0.1958         0.1566        0.1175        0.0979         0.0783




                            FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
                         $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
                         -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Blend and
 MidCap Value (PGI)      0.3916%           0.3133%          0.2643%           0.2252%           0.1762%                   0.1273%
 SmallCap Blend,
 SmallCap Growth and
 SmallCap Value          0.4699            0.3524           0.2643            0.2448            0.2154                    0.1762
                              OVER
                          $1.5 BILLION
                          ------------
 MidCap Blend and         0.0783%
 MidCap Value (PGI)
 SmallCap Blend,          0.1175
 SmallCap Growth and
 SmallCap Value


                                                        TABLE C
 FUND                                     SUB-ADVISOR FEE AS A % OF NET ASSETS
 ----                                     -------------------
 International
 Emerging Markets                                              0.4895%
 LargeCap S&P 500
 Index                                                         0.0147
 MidCap S&P 400 Index                                          0.0147
 Money Market                                                  0.0734
 Principal LifeTime 2010, 2020, 2030, 2040, 2050 and
 Strategic Income Funds                                        0.0416
 SmallCap S&P 600
 Index                                                         0.0147




FUNDS FOR WHICH EDGE ASSET MANAGEMENT, INC. (FORMERLY KNOWN AS WM ADVISORS,

INC.) ("EDGE") SERVES AS SUB-ADVISOR . Edge is Sub-Advisor for each Fund identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.


In calculating the fee for a fund included in Table A, assets of all other funds included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the fund to arrive at net assets.


In calculating the fee for a fund included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g., MidCap Stock) as the fund for which the fee is calculated, will be combined with the assets of the fund to arrive at net assets.


                           EDGE SUB-ADVISED FUNDS
                                                 TABLE A
                                         NET ASSET VALUE OF FUND
                             ------------------------------------------------
                                FIRST        NEXT        NEXT         OVER
 FUND                         $5 BILLION  $1 BILLION  $4 BILLION   $10 BILLION
 ----                        -----------  ----------  ----------   -----------
 High Yield II, Income,
 Mortgage Securities and
 Short-Term Income             0.1126%     0.0979%     0.0930%       0.0881%



                                                               TABLE B
                                                       NET ASSET VALUE OF FUND
                  -------------------------------------------------------------------------------------------------
                     FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND              $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----             ------------  -----------  -------------  -------------  ------------  ------------   ------------
 Equity Income I    0.2643%       0.2448%       0.2154%        0.1762%       0.1273%       0.0881%        0.0587%

                         FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
                      $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
                      -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Stock and
 West Coast Equity    0.3916%           0.3133%          0.2643%           0.2252%           0.1762%                   0.1273%
                           OVER
                       $1.5 BILLION
                       ------------
 MidCap Stock and      0.0783%
 West Coast Equity



                                                 TABLE C
 FUND                              SUB-ADVISOR FEE AS A % OF NET ASSETS
 ----                              ------------
 SAM Balanced
 Portfolio                                       0.0416%
 SAM Conservative
 Balanced Portfolio                              0.0416
 SAM Conservative
 Growth Portfolio                                0.0416
 SAM Flexible Income
 Portfolio                                       0.0416
 SAM Strategic Growth Portfolio                  0.0416



ALL OTHER FUNDS.

In calculating the fee for each Fund each Sub-Advisor, except J.P. Morgan, has agreed that, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund for which the fee is being calculated, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in a Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.

                                                           SUB-ADVISOR FEE
 FUND                                                   AS A % OF NET ASSETS
 ----                                                   ---------------------
 High Yield
 (Post)                                                         0.30%
 Partners LargeCap Growth Fund II (BNY)                         0.15
 Partners LargeCap Value Fund (BNY)                             0.15
 Partners MidCap Growth and Partners SmallCap Value II
 (DFA)                                                          0.50



                                                                  NET ASSET VALUE OF FUND
                        -------------------------------------------------------------------------------------------------
                           FIRST         NEXT          NEXT           NEXT           NEXT          NEXT          NEXT
 FUND                    $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION  $500 MILLION
 ----                   ------------  -----------  -------------  -------------  ------------  ------------  ------------
 LargeCap Growth (CCI)     0.27%         0.25%         0.22%          0.18%         0.13%         0.09%         0.06%


                            NEXT           OVER
 FUND                    $2.5 BILLION  $4.5 BILLION
 ----                   -------------  ------------
 LargeCap Growth (CCI)      0.25%         0.17%




                                                             NET ASSET VALUE OF FUND
                             ---------------------------------------------------------------------------------------
                                  FIRST             NEXT              NEXT              NEXT               OVER
 FUND                          $25 MILLION       $75 MILLION      $100 MILLION      $100 MILLION       $300 MILLION
 ----                          -----------       -----------      ------------      ------------       ------------
 MidCap Growth (CCI)             0.40%             0.32%            0.27%             0.23%                      0.34%



                                             NET ASSET VALUE OF FUND
                        -----------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION   $100 MILLION
 ----                   ------------  -----------  -----------  -----------   ------------
 MidCap Value (BHMS)       0.80%         0.60%        0.50%        0.40%         0.35%


                                                                   NET ASSET VALUE OF FUND
                                          FIRST          NEXT          NEXT          NEXT          NEXT          OVER
 FUND                                   $50 MILLION  $100 MILLION  $150 MILLION  $200 MILLION  $500 MILLION   $1 BILLION
 ----                                  ------------  ------------  ------------  ------------  ------------   ----------
 Partners Global Equity (J.P. Morgan)     0.55%         0.45%         0.40%         0.35%         0.30%         0.25%


                                                              NET ASSET VALUE OF FUND
                                    ----------------------------------------------------------------------------
                                       FIRST          NEXT          NEXT          NEXT               OVER
 FUND                                $50 MILLION  $200 MILLION  $350 MILLION  $400 MILLION        $1 BILLION
 ----                               ------------  ------------  ------------  ------------        ----------
 Partners LargeCap Blend (T. Rowe)     0.40%         0.35%         0.30%         0.275%      0.275% on all assets

                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $500 MILLION   $750 MILLION
 ----                                ------------  ------------   ------------
 Partners International (Fidelity)      0.45%         0.40%          0.35%




                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST         NEXT          OVER
 FUND                                  $500 MILLION  $1 BILLION   $1.5 BILLION
 ----                                 -------------  ----------   ------------
 Partners LargeCap Blend I (GSAM)         0.15%        0.12%         0.10%



                                                                          NET ASSET VALUE OF FUND
                                               ------------------------------------------------------------------------------
                                                      FIRST                  NEXT              NEXT               OVER
 FUND                                              $250 MILLION          $250 MILLION      $500 MILLION        $1 BILLION
 ----                                              ------------          ------------      ------------  --------------------
 Partners LargeCap Growth I (T. Rowe)                 0.400%                0.375%            0.350%     0.350 % on all assets
 The Sub-Advisory Fees on all assets through the period ending July 31, 2007 is 0.350%.




                                       NET ASSET VALUE OF FUND
                        ------------------------------------------------------
                           FIRST          NEXT          NEXT           OVER
 FUND                    $50 MILLION  $200 MILLION  $500 MILLION   $750 MILLION
 ----                   ------------  ------------  ------------   ------------
 Partners LargeCap
 Growth II
 (American Century)        0.45%         0.40%         0.35%          0.30%


                                                              NET ASSET VALUE OF FUND
                            -------------------------------------------------------------------------------------------
                               FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           OVER
 FUND                        $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                       ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value
 (Bernstein)                   0.600%       0.500%       0.400%       0.300%       0.250%       0.225%         0.200%

                                                                 NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT         NEXT         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION  $300 MILLION   $500 MILLION
 ----                   ------------  -----------  -----------  -----------  -----------  -----------  ------------   ------------
 Partners LargeCap
 Value I (UBS)             0.600%       0.500%       0.400%       0.300%       0.250%       0.225%        0.200%         0.180%



                                        NET ASSET VALUE OF FUND
                        -------------------------------------------------------
                            FIRST          NEXT          NEXT           OVER
 FUND                    $200 MILLION  $300 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------   ------------
 Partners LargeCap
 Value II
 (American Century)         0.40%         0.35%         0.30%          0.28%


                                                    NET ASSET VALUE OF FUND
                                                   --------------------------
                                                      FIRST           OVER
 FUND                                               $50 MILLION    $50 MILLION
 ----                                              ------------   ------------
 Partners MidCap Growth I (Mellon Equity)             0.40%          0.35%


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $250 MILLION   $500 MILLION
 ----                               -------------  ------------   ------------
 Partners MidCap Growth II
 (Fidelity)                             0.45%         0.40%          0.35%


                                               NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT           OVER
 FUND                    $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------  ------------   ------------
 Partners MidCap Value
 (Neuberger Berman)        0.500%         0.475%        0.450%        0.425%         0.400%

                                                   NET ASSET VALUE OF FUND
                                                 ----------------------------
                                                     FIRST           OVER
 FUND                                             $100 MILLION    $100 MILLION
 ----                                            -------------   -------------
 Partners MidCap Value (Jacobs Levy)                 0.65%           0.50%


                                                                  NET ASSET VALUE OF FUND
                        ----------------------------------------------------------------------------------------------
                                FIRST                           NEXT                        NEXT            NEXT
 FUND                         $25 MILLION                    $25 MILLION                $75 MILLION     $225 MILLION
 ----                        ------------                    -----------                -----------     ------------
 Partners MidCap Value
 I (GSAM)                       0.60%                           0.55%                      0.50%            0.45%
                                      If assets exceed $75  million, the fee on the first $50 million will be 0.50%
 Partners MidCap Value
 I (LA Capital)                         0.30 % for all assets managed


                              OVER
 FUND                     $350 MILLION
 ----                     ------------
 Partners MidCap Value        0.40%
 I (GSAM)

 Partners MidCap Value
 I (LA Capital)


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Blend and
 Partners SmallCap Value I (Mellon
 Equity)                                0.50%         0.45%          0.35%


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Value (Ark)          0.50%         0.45%          0.35%


                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                         FIRST         NEXT           OVER
 FUND                                  $25 MILLION  $75 MILLION   $100 MILLION
 ----                                 ------------  -----------   ------------
 Partners SmallCap Growth I
 (AllianceBernstein)                     0.65%         0.60%         0.55%


                                       NET ASSET VALUE OF FUND
                         ----------------------------------------------------
                            FIRST         NEXT         NEXT           OVER
 FUND                     $50 MILLION  $50 MILLION  $50 MILLION   $150 MILLION
 ----                    ------------  -----------  -----------   ------------
 Partners SmallCap
 Growth II (Essex)          0.70%         0.60%        0.55%         0.50%

                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                 $50 MILLION  $250 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Growth II (UBS)      0.60%         0.55%          0.45%


                                       NET ASSET VALUE OF FUND
                        -----------------------------------------------------
                           FIRST         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $40 MILLION  $150 MILLION   $200 MILLION
 ----                   ------------  -----------  ------------   ------------
 Partners SmallCap
 Growth II (Emerald)       0.75%         0.60%        0.50%          0.45%


                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $150 MILLION  $150 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Growth III
 (Mazama)                               0.60%         0.55%          0.50%


                                             NET ASSET VALUE OF FUND
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Value II
 (Vaughan Nelson)                       0.50%         0.45%          0.35%

                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $150 MILLION   $250 MILLION
 ----                               -------------  ------------   ------------
 Preferred Securities (Spectrum)        0.35%         0.30%          0.20%


                                              NET ASSET VALUE OF FUND
                                         FIRST         NEXT           OVER
 FUND                                  $1 BILLION  $500 MILLION   $1.5 BILLION
 ----                                  ----------  ------------   ------------
 Real Estate Securities
 (Principal-REI)                        0.4895%      0.4405%        0.3916%



Cash Management Sub-Advisory Agreement for the Funds
----------------------------------------------------

Principal has entered into a Cash Management Sub-Advisory Agreement with PGI pursuant to which PGI agrees to perform all of the cash management investment advisory responsibilities of Principal for each Fund that is sub-advised by either Principal - REI or Spectrum. Principal pays PGI an amount representing PGI's actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

                               SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31
                               ---------------------------------------------
 FUND                              2006           2005            2004
 ----                              ----           ----            ----
 Bond & Mortgage Securities      1,712,597        965,821         489,690
 Disciplined LargeCap Blend      1,247,567        737,975          26,676
 Diversified International         622,876        253,035          87,311
 Government & High Quality
 Bond                              418,729        237,361         112,697
 High Quality
 Intermediate-Term Bond            126,870         95,143          58,966
 High Yield                        228,513         97,221
 Inflation Protection               94,517         37,515
 International Emerging
 Markets                         1,040,321        381,019         126,291
 International Growth              934,458        540,383         402,164
 LargeCap Growth                   910,195        420,546         125,152
 LargeCap S&P 500 Index            120,173         92,098          88,110
 LargeCap Value                    845,837        388,294         124,547
 MidCap Blend                    1,217,850        456,095          92,119
 MidCap Growth                      77,350         57,498          51,963
 MidCap S&P 400 Index               20,069         11,626           7,201
 MidCap Value                      396,670        238,799         115,018
 Money Market                      474,127        285,990         129,565
 Partners Global Equity            115,012         40,028
 Partners International          3,028,429      1,683,058        342,873/(//1//)/
 Partners LargeCap Blend         2,343,882      2,074,683       1,525,528
 Partners LargeCap Blend I         326,871        140,842          41,827
 Partners LargeCap Growth I      3,320,216      2,759,550       1,755,858
 Partners LargeCap Growth II     3,089,166      2,085,021         698,830
 Partners LargeCap Value         4,427,904      3,325,819       2,604,172
 Partners LargeCap Value I       1,039,956        438,232         12,829/(//2//)/
 Partners LargeCap Value II        846,452        421,955
 Partners MidCap Growth          2,255,911        808,179         183,597
 Partners MidCap Growth I          982,450        723,574        235,545/(//1//)/
 Partners MidCap Growth II       2,299,413      1,004,994
 Partners MidCap Value           2,986,157      2,029,861         876,162
 Partners MidCap Value I         2,683,182      1,934,024        597,749/(//1//)/
 Partners SmallCap Blend         1,143,682        968,804         396,780
 Partners SmallCap Growth I        712,663        623,616         451,286
 Partners SmallCap Growth II     3,127,955      2,078,467       1,362,138
 Partners SmallCap Growth III    1,136,567        416,901         11,486/(//2//)/
 Partners SmallCap Value         1,488,149      1,477,171       1,143,107
 Partners SmallCap Value I       1,603,978        923,990         439,225
 Partners  SmallCap Value II     1,677,320        736,338         42,228/(//2//)/
 Preferred Securities            1,647,396        922,498        383,753/(//1//)/
 Principal LifeTime 2010           331,946        181,571          93,337
 Principal LifeTime 2020           587,353        283,309         133,052
 Principal LifeTime 2030           483,901        240,712         128,111
 Principal LifeTime 2040           213,323         96,223          41,962
 Principal LifeTime 2050            99,932         43,085          21,103
 Principal Lifetime Strategic
 Income                            138,995         86,547          37,851
 Real Estate Securities          4,887,334      3,046,527       1,554,098
 Short-Term Bond                   203,094        101,559          45,853
 SmallCap Blend                    589,799        325,799         180,544
 SmallCap Growth                   113,703         83,660          66,935
 SmallCap S&P 600 Index             49,532         29,737          13,404
 SmallCap Value                    445,699        247,839         121,251
 Ultra Short Bond                  213,841         69,929         132,079

/ //(//1//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(//2//)/ Period from June 1, 2004 (date operations commenced) through
 October 31, 2004.

                                            UNDERWRITING FEES
                                      FOR PERIODS ENDED OCTOBER 31,
                              -------------------------------------------
 FUND                             2006            2005             2004
 ----                             ----            ----             ----
 Bond & Mortgage Securities       544,445         294,296           99,544
 California Insured
 Intermediate Municipal           281,402*        367,154          611,099
 California Municipal           1,129,981*        901,145          921,812
 Disciplined LargeCap Blend       223,515         77,696/(//3//)
 Diversified International        937,475         286,335            27,421
 Equity Income I               11,764,838*      6,134,650         2,280,127
 Government & High Quality
 Bond                             453,416         214,484            74,082
 High Quality
 Intermediate-Term Bond             9,778           8,681            13,111
 High Yield II                  2,226,864*        757,240         1,033,077
 Income                           965,734*      1,055,320         1,324,591
 Inflation Protection              35,118         22,590/(1)/
 International Emerging
 Markets                          518,896         127,886            14,286
 International Growth              20,174          18,248             6,688
 LargeCap Growth                  641,437         199,805             8,420
 LargeCap S&P 500 Index           172,283         152,974           133,840
 LargeCap Value                   460,660         190,577             9,935
 MidCap Blend                   1,172,355         438,134            39,839
 MidCap Growth                      5,068           8,293             6,902
 MidCap S&P 400 Index               7,604           5,459             6,318
 MidCap Stock                     716,954*        300,926           212,517
 MidCap Value                      31,990          35,082            39,869
 Money Market                     116,457          78,061            87,923
 Mortgage Securities              379,545         529,816           969,521
 Partners LargeCap Blend          439,982         181,269            22,210
 Partners LargeCap Blend I        289,745         108,625             9,048
 Partners LargeCap Growth I       250,861          84,307             8,759
 Partners LargeCap Growth II       17,152           9,534             2,938
 Partners LargeCap Value          376,080         175,752            23,263
 Partners MidCap Growth           179,635          56,596             8,550
 Partners MidCap Growth I          29,443          2,207/(//4//)/
 Partners MidCap Value            155,973          65,667            13,833
 Partners SmallCap Growth I         1,690           3,248             9,033
 Partners SmallCap Growth II      165,540          54,077             3,023
 Partners SmallCap Value            2,698             819             1,347
 Preferred Securities              81,954          40,193            4,023/(//2//)/
 Principal LifeTime 2010          367,836          38,655             39,613
 Principal LifeTime 2020          656,684         115,301             79,585
 Principal LifeTime 2030          618,088         178,579             65,709
 Principal LifeTime 2040          373,419         171,240             20,441
 Principal LifeTime 2050          195,103          82,520              2,495
 Principal Lifetime
 Strategic Income                 102,422          15,703             14,534
 Real Estate Securities           608,032         214,854             39,498
 SAM Balanced Portfolio        15,166,207      20,947,741         22,083,985
 SAM Conservative Balanced
 Portfolio                      2,047,872       3,557,387          3,735,119
 SAM Conservative Growth
 Portfolio                      9,433,707      13,457,799         15,528,793
 SAM Flexible Income
 Portfolio                      3,407,634       4,723,154          5,253,693
 SAM Strategic Growth
 Portfolio                      6,269,066       8,144,915          8,955,726
 Short-Term Bond                   93,242          73,893             46,790
 Short-Term Income                144,241         169,386            421,749
 SmallCap Blend                   388,415         148,121             45,328
 SmallCap Growth                    7,415          12,788             17,309
 SmallCap S&P 600 Index            28,212          25,294             11,488
 SmallCap Value                   150,529          42,446             11,318
 Tax-Exempt Bond I                304,831         334,011            389,395
 Ultra Short Bond                  19,139          18,943             39,771*
 West Coast Equity              3,778,504       2,385,809          2,056,344

/ //(1)/ Period from December 29, 2004 (date operations commenced) through
 October 31, 2005.
/ //(//2//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(//3//)/ Period from June 28, 2005 (date operations commenced for Class A and Class B shares) through October 31, 2005.
/ //(//4//)/ Period from June 28, 2005 (date operations commenced for Class A shares) through October 31, 2005.

MULTIPLE CLASS STRUCTURE


The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class, Advisors Preferred Class, Class J, Class A, Class B, and Class C shares.


Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 18 months of purchase may be subject to a contingent deferred sales charge ("CDSC"), as described in the prospectus.


Class B shares are not subject to a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within five full years of purchase, as described in the prospectus.

The Class B share CDSC on shares purchased on or before January 16, 2007, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below (for shares issued in connection with the WM Reorganization, the CDSC is determined by multiplying the initial purchase price by the appropriate percentage):


                                                                       ACCOUNTS INCLUDED IN
                                                                     CERTAIN SPONSORED PLANS
                                                                   ESTABLISHED AFTER 02/01/1998
YEARS SINCE PURCHASE PAYMENTS MADE  CDSC AS A % OF DOLLAR AMOUNT      AND BEFORE 03/01/2002
----------------------------------  ----------------------------      ---------------------
 2 years or less                               4.00%                          3.00%
 more than 2 years, up to 4 years              3.00                           2.00
 more than 4 years, up to 5 years              2.00                           1.00
 more than 5 years, up to 6 years              1.00                           None
 more than 6 years                              None                          None




Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.

The Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.

Contingent deferred sales charges for Class A, B, C, and J shares are waived on shares:
  . that were purchased pursuant to the Small Amount Force Out ("SAFO") program; . shares redeemed within 90 days after an account is re-registered due to a shareholder's death;
  . shares redeemed due to the shareholder's post-purchase disability, as defined in the Internal Revenue Code of 1986, as amended;

  . shares redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
  . shares redeemed to pay retirement plan fees;
  . shares redeemed involuntarily from small balance accounts (values of less than $300);

  . shares redeemed through a periodic withdrawal plan in an amount of up to 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the periodic withdrawal plan is established;
  . shares redeemed from a retirement plan to assure the plan complies with
    Sections 401(k), 401(m), 408(k) and 415 of the Internal Revenue Code; or
  . shares redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55.

The Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select, and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge. The Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. The Advisors Select, Advisors Signature, Advisors Preferred, and Select share classes are subject to asset based charges (described below).


Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Class shares are absorbed by Principal. Principal receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select, and Preferred Class shares pay Principal a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.


Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature,
---------------------------------------------------------------------------
Preferred and Select Classes only)
----------------------------------
The Service Agreement provides for Principal to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

.. responding to plan sponsor and plan member inquiries, .. providing information regarding plan sponsor and plan member investments; and .. providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay Principal service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class, 0.25% of the average daily net assets of the Advisors Signature Class, 0.17% of the average daily net assets of the Advisors Preferred Class, and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).


Administrative Service Agreement (Advisors Preferred, Advisors Select, Advisors
-------------------------------------------------------------------------------
Signature, Preferred and Select Classes only)
---------------------------------------------
The Administrative Service Agreement provides for Principal to provide services to beneficial owners of Fund shares. Such services include:

.. receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
.. providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
.. processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
.. acting as shareholder of record and nominee for plans;
.. maintaining account records for shareholders and/or other beneficial owners; .. providing notification to plan shareholders of transactions affecting their accounts;
.. forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
.. distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
.. other similar administrative services.

As compensation for these services, the Fund will pay Principal service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class, 0.28% of the average daily net assets of the Advisors Signature Class, 0.15% of the average daily net assets of the Advisors Preferred Class, 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to Principal (or at such other intervals as the Fund and Principal may agree).


Principal may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with Principal, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve Principal of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of Principal.


Rule 12b-1 Fees / Distribution Plans and Agreements
---------------------------------------------------
In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Advisors Select, Advisors Signature, Advisors Preferred, Select, A, B, C, and J Classes of shares have approved and entered into a Distribution Plan and Agreement.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


The Plans provide that each Fund makes payments to the Fund's Distributor (in the case of Class A, Class B, and Class C shares) or Princor (in the case of Class J shares, Advisors Select, Advisors Signature, Advisors Preferred, and Select share classes) from assets of each share class that has a Plan to compensate the Distributor or Princor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:

.. formulation and implementation of marketing and promotional activities;

.. preparation, printing, and distribution of sales literature;
.. preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
.. obtaining such information with respect to marketing and promotional activities as the Distributor or Princor deems advisable;
.. making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and

.. providing training, marketing, and support with respect to the sale of Shares.

The Fund pays the Distributor or Princor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

                                                            MAXIMUM
                                                           ANNUALIZED
                  SHARE CLASS                              12B-1 FEE
                  -----------                              ----------
Advisors Signature                                           0.35%
Advisors Select                                              0.30%
Advisors Preferred                                           0.25%
Class A shares (except Short-Term Bond,
LargeCap S&P 500 Index and Money Market) /(1)/               0.25%
Class A shares of Short-Term Bond and LargeCap
S&P 500 Index                                                0.15%
Class B shares /(1)/                                         1.00%
Class C shares/(//1//)/                                      1.00%
Class J shares (except Money Market) /(1)/                   0.50%
Class J shares of Money Market /(1)/                         0.25%
Select                                                       0.10%
///(//1//)/
 The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, B or C shares, as does Princor with regard to Class J shares

The Distributor or Princor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.


Currently, the Distributor and Princor make payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class C, Class J, Advisors Preferred Class, Advisors Select Class, Advisors Signature, Select Class, or Preferred Class shares.


At least quarterly, the Distributor and Princor provide to the Fund's Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.


Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor or Princor, each of which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.


Transfer Agency Agreement (Institutional Class, Class A, Class B, Class C, and
------------------------------------------------------------------------------
Class J shares only)
--------------------
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc., a wholly owned subsidiary of Principal to act as transfer and shareholder servicing agent for the Institutional Class, Class A, Class B, Class C, and Class J shares. Principal provides these services to the Institutional Class shares without charge. With respect to each of the Class A, B, C and J shares, the Fund will pay Principal Shareholder Services a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by Principal Shareholder Services for providing such services. The services include:
.. issuance, transfer, conversion, cancellation, and registry of ownership of
  Fund shares, and maintenance of open account system;
.. preparation and distribution of dividend and capital gain payments to shareholders;
.. delivery, redemption and repurchase of shares, and remittances to shareholders;
.. the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
.. communication with shareholders concerning the above items; and .. use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

CUSTODIAN
The custodian of the portfolio securities and cash assets of the Funds is Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policymaking functions for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES

All orders for the purchase or sale of portfolio securities are placed on behalf of an Fund by the Fund's Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.




   FUND                            AMOUNT OF TRANSACTIONS   COMMISSIONS PAID
   ----                            ----------------------   ----------------
   International Emerging Markets       $279,230,658            $200,714
   Disciplined LargeCap Blend          1,387,362,470             207,540
   Diversified International             700,457,732             339,563
   International Growth                1,226,779,471             487,077
   LargeCap Growth                         1,790,701             301,707
   LargeCap S&P 500 Index                162,842,352               1,946
   LargeCap Value                        595,165,397             195,340
   MidCap Blend                          190,465,229             159,442
   MidCap Growth                             101,696              26,558
   MidCap S&P 400 Index                    5,180,094               1,513
   MidCap Value                           73,846,558              26,558
   Partners International*                 1,250,772                  63
   Partners LargeCap Blend I             104,080,916               2,289
   Partners LargeCap Value                 2,293,031              54,785
   Partners LargeCap Value I              46,118,417              51,693
   Partners MidCap Growth                119,025,873             126,140
   Partners MidCap Growth I              125,191,863             139,330
   Partners MidCap Growth II*              1,205,419              55,156
   Partners MidCap Value                 100,986,285             162,231
   Partners MidCap Value I               307,112,126              13,634
   Partners SmallCap Blend                53,826,983              72,978
   Partners SmallCap Growth I              1,089,543              21,307
   Partners SmallCap Growth II            84,044,802             179,697
   Partners SmallCap Growth III              953,908              37,424
   Partners SmallCap Value               140,292,188              17,692
   Partners SmallCap Value I              15,310,729              25,662
   Partners SmallCap Value II             20,445,590              47,518
   Real Estate Securities                446,221,310             127,820
   SmallCap Blend                        206,229,337             165,020
   SmallCap Growth                        21,499,367              23,726
   SmallCap S&P 600 Index                 51,988,063               3,701
   SmallCap Value                        171,366,744              78,393

* Information from 10/1/2005 to 09/30/2006.

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.


The Board has also approved procedures that permit an Fund's sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the Partners International Fund and the Partners MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc. The Partners International Fund and the Partners MidCap Growth Fund II participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.


The following table shows the brokerage commissions paid during the periods indicated.


                                      TOTAL BROKERAGE COMMISSIONS PAID
                                        FOR PERIODS ENDED OCTOBER 31
                                        ----------------------------
 FUND                                2006        2005          2004
 ----                                ----        ----          ----
 Disciplined LargeCap Blend       1,621,001     439,257         39,795
 Diversified International        2,719,306   1,303,762        609,341
 International Emerging Markets   1,804,931     885,888        293,378
 International Growth             4,018,611   2,497,112      2,023,724
 LargeCap Growth                  1,774,756     803,804        194,234
 LargeCap S&P 500 Index              37,117      47,749        144,431
 LargeCap Value                   1,341,775     789,928        657,455
 MidCap Blend                       984,751     513,070        156,531
 MidCap Growth                      101,266      90,153        209,051
 MidCap S&P 400 Index                36,095      27,702         15,200
 MidCap Value                       278,632     390,693        456,168
 Partners Global Equity              33,512      11,802
 Partners International           1,719,023   1,001,485       212,405/(//1//)/
 Partners LargeCap Blend            835,529     777,011      1,068,263
 Partners LargeCap Blend I          102,361      28,674         10,140
 Partners LargeCap Growth I       1,025,363   1,135,959      2,452,319
 Partners LargeCap Growth II      1,287,778     804,869        241,795
 Partners LargeCap Value            693,087   1,028,079      1,437,776
 Partners LargeCap Value I          355,587     293,488         5,829/(//2//)/
 Partners LargeCap Value Fund II     25,596      66,682
 Partners MidCap Growth           1,126,532     562,152        219,464
 Partners MidCap Growth I           709,302     480,719       137,437/(//1//)/
 Partners MidCap Growth Fund II   1,217,532     712,400
 Partners MidCap Value            1,667,242     689,499        434,798
 Partners MidCap Value I            795,049     658,581       286,243/(//1//)/
 Partners SmallCap Blend            762,390     728,409        449,003
 Partners SmallCap Growth I         310,035     338,247        278,114
 Partners SmallCap Growth II      1,696,184     831,932        539,355
 Partners SmallCap Growth III       666,261     404,958         6,588/(//2//)/
 Partners SmallCap Value            446,911     535,750        307,050
 Partners SmallCap Value I          620,098     301,508        179,389
 Partners SmallCap Value II         489,547     366,699        32,691/(//2//)/
 Preferred Securities               346,066     191,092        160,934
 Real Estate Securities             800,233     424,531        652,573
 SmallCap Blend                     914,025     707,663        321,213
 SmallCap Growth                    143,795     193,475        176,941
 SmallCap S&P 600 Index             149,342      92,649         50,929
 SmallCap Value                     636,024     486,333        314,762

/ //(//1//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.

/ //(//2//)/ Period from June 1, 2004 (date operations commenced) through
 October 31, 2004.

Certain broker-dealers are considered to be affiliates of the Fund.

.. Archipelago Securities, LLC, Goldman Sachs Asset Management, Goldman Sachs
  Execution & Clearing, LP and Goldman Sachs JBWere are affiliates of Goldman Sachs & Co. Goldman Sachs Asset Management acts as a sub-advisor for the Partners LargeCap Blend Fund I and Partners MidCap Value Fund I.
.. BNY Brokerage, Inc., BNY Capital Markets, Inc., B-Trade Services, LLC and
  Lynch, Jones & Ryan, Inc. are affliates of BNY Asset Management which acts as sub-advisor to Partners LargeCap Growth Fund II, and Partners LargeCap Value.
.. J.P.Morgan Securities is an affiliate of J.P.Morgan Investment Management Inc.
  which acts as a sub-advisor for Partners SmallCap Value I, Partners Global Equity, and an account of Principal Variable Contracts Fund, Inc.
.. J.P.Morgan Securities is an affiliate of American Century Investment
  Management, Inc. which acts as Sub-Advisor for the Partners LargeCap Growth Fund II, Partners LargeCap Value Fund II, and an Account of the Principal Variable Contracts Fund, Inc.
.. Lehman Brothers, Inc. and Neuberger Berman Management, Inc. are affiliates of
  Neuberger Berman LLC. Neuberger Berman Management Inc. acts as a sub-advisor for the Partners MidCap Value Fund and an account of Principal Variable Contracts Fund, Inc.

.. Morgan Stanley DW Inc., is affiliated with Van Kampen/Morgan Stanley Asset
  Management, which acts as sub-advisor to one account of the Principal Variable Contracts Fund, Inc. and to each of the Municipal Funds.
.. Sanford C. Bernstein & Co., LLC is an affiliate of AllianceBernstein L.P.
  which sub-advises Partners LargeCap Value FundI, Partners SmallCap Growth Fund, and an account of Principal Variable Contracts Fund, Inc.

.. Spectrum Asset Management, Inc. is an affiliate of Principal Global Investors,
  LLC which serves as sub-advisor for several accounts of the Principal Variable Contracts Fund, Inc. and portfolios of the Principal Investors Fund.
.. UBS Financial Services Inc. and UBS Securities LLC are affiliates of UBS
  Global AM which acts as sub-advisor to the Partners SmallCap Growth Fund II, Partners LargeCap Value I, and an account of the Principal Variable Contracts Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:


                               COMMISSIONS PAID TO ARCHIPELAGO SECURITIES, LLC
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                         422             0.05                      0.14
 2004                         348             0.03                      0.12
 Partners LargeCap
 Blend I
 2004                           6             0.06                      0.08
 Partners LargeCap
 Growth I
 2005                          44             0.00                      0.03
 2004                         298             0.11                      0.11
 Partners LargeCap
 Growth II
 2005                         854             0.11                      0.50
 2004                      10,683             4.42                     10.18
 Partners LargeCap
 Value II
 2005                          28             0.04                      0.38
 Partners MidCap
 Growth
 2004                           5             0.00                      0.01
 Partners MidCap
 Growth I
 2005                       2,622             0.55                      1.14
 Partners SmallCap
 Blend
 2005                       3,855             0.53                      0.87
 Partners SmallCap
 Value I
 2005                         819             0.27                      0.39
 2004                         164             0.09                      0.15


                                   COMMISSIONS PAID TO BNY BROKERAGE, INC.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                      21,645             1.34                     0.91
 International
 Emerging Markets
 2006                         674             0.04                     0.07
 LargeCap Growth
 2006                      19,640             1.11                     0.67
 LargeCap S&P 500
 Index
 2006                       1,410             3.80                     0.37
 LargeCap Value
 2006                       8,822             0.66                     0.28
 MidCap Blend
 2006                       6,289             0.64                     0.61
 MidCap S&P 400 Index
 2006                         103             0.28                     0.04
 MidCap Value
 2006                       2,175             0.78                     0.59
 Partners LargeCap
 Blend
 2006                       1,256             0.15                     0.17
 Partners LargeCap
 Growth I
 2006                       1,848             0.18                     0.17
 Partners LargeCap
 Value I
 2006                       5,955             1.67                     0.85
 Partners MidCap
 Growth
 2006                       1,568             0.14                     0.12
 Partners MidCap
 Growth I
 2006                      13,226             1.86                     1.13
 Partners MidCap
 Growth II
 2006                       1,248             0.10                     0.12
 Partners MidCap Value
 I
 2006                         475             0.06                     0.03
 Partners SmallCap
 Blend
 2006                       3,881             0.51                     0.38
 Partners SmallCap
 Growth II
 2006                          77             0.00                     0.00
 Partners SmallCap
 Growth III
 2006                          56             0.01                     0.00
 Partners SmallCap
 Value I
 2006                         716             0.12                     0.05
 Partners SmallCap
 Value II
 2006                       6,703             1.37                     0.69
 SmallCap Blend
 2006                         428             0.05                     0.03
 SmallCap Growth
 2006                         350             0.24                     0.26
 SmallCap Value
 2006                       2,113             0.33                     0.35

                                COMMISSIONS PAID TO BNY CAPITAL MARKETS, INC.
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2006                        249              0.01                     0.02






                                  COMMISSIONS PAID TO B-TRADE SERVICES, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                        4,254            0.26                      0.45
 Diversified
 International
 2006                          943            0.03                      0.09
 International Growth
 2006                        1,169            0.03                      0.03
 LargeCap Value
 2006                           98            0.01                      0.02
 MidCap Blend
 2006                        9,601            0.98                      2.20
 MidCap Value
 2006                          697            0.25                      0.47
 Partners LargeCap
 Blend
 2006                       46,416            5.56                      6.59
 Partners LargeCap
 Blend I
 2006                            8            0.01                      0.04
 Partners LargeCap
 Growth I
 2006                       44,585            4.35                      8.84
 Partners LargeCap
 Growth II
 2006                      108,512            8.43                     14.81
 Partners LargeCap
 Value II
 2006                          203            0.79                      0.83
 Partners MidCap
 Growth
 2006                       39,903            3.54                      4.14
 Partners MidCap
 Growth I
 2006                        8,996            1.27                      1.15
 Partners MidCap Value
 I
 2006                        6,460            0.81                      2.48
 Partners SmallCap
 Blend
 2006                       10,285            1.35                      1.73
 Partners SmallCap
 Growth I
 2006                          113            0.04                      0.12
 Partners SmallCap
 Growth II
 2006                      154,568            9.11                      9.27
 Partners SmallCap
 Value
 2006                           89            0.02                      0.10
 Partners SmallCap
 Value I
 2006                        1,314            0.21                      0.23
 Real Estate
 Securities
 2006                        2,769            0.35                      0.70
 SmallCap Blend
 2006                       24,686            2.70                      4.51
 SmallCap Growth
 2006                        4,122            2.87                      3.34
 SmallCap Value
 2006                          859            0.14                      0.43

                         COMMISSIONS PAID TO CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, LP
                         --------------------------------------------------------------
                         TOTAL DOLLAR      AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                       AMOUNT       TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                       ------       -----------------    ---------------------------
 Partners
 International
 2006                          58              0.00                       0.00
 2005                       1,176              0.12                       0.08





                                COMMISSIONS PAID TO DEAN WITTER REYNOLDS, INC.
                                ----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 SmallCap Growth II
 2005                       4,376             0.53                     0.50





                             COMMISSIONS PAID TO FIDELITY BROKERAGE SERVICES, LLC
                             ----------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners
 International
 2005                        1.00             0.00                     0.00
 Partners LargeCap
 Blend I
 2005                          48             0.17                     0.25
 Partners MidCap
 Growth II
 2006                      83,344             6.85                     8.56
 2005                      29,948             4.20                     8.99
 Partners MidCap Value
 2006                       2,860             0.17                     0.21
 Partners MIdCap Value
 I
 2006                       7,997             1.01                     1.03
 SmallCap Blend
 2005                         661             0.09                     0.09
 SmallCap Growth
 2005                         145             0.07                     0.08
 SmallCap Value
 2005                         191             0.04                     0.03

                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                       66,547            4.11                      2.35
 2005                       16,071            3.66                      1.17
 2004                          171            0.43                      0.15
 Diversified
 International
 2006                      199,047            7.32                      6.67
 2005                       81,387            6.24                      5.41
 2004                       16,052            2.63                      2.21
 International
 Emerging Markets
 2006                       63,702            3.53                      3.30
 2005                       20,748            2.34                      2.23
 2004                          554            0.19                      0.28
 International Growth
 2006                      288,720            7.18                      4.82
 2005                       93,939            3.76                      2.86
 2004                       48,231            2.38                      1.90
 LargeCap Growth
 2006                       28,046            1.58                      1.26
 2005                       30,865            3.84                      3.06
 2004                        7,615            3.92                      3.22
 LargeCap S&P 500
 Index
 2006                          823            2.22                      1.41
 2005                          133            0.28                      0.27
 2004                           75            0.05                      0.02
 LargeCap Value
 2006                       48,528            3.62                      2.43
 2005                       80,821           10.23                      6.13
 2004                       32,041            4.87                      3.06
 MidCap Blend
 2006                       18,818            1.91                      1.89
 2005                       10,209            1.99                      2.06
 2004                        5,234            3.34                      3.03
 MidCap Growth
 2006                        2,212            2.18                      2.40
 2005                        4,374            4.85                      3.83
 2004                       13,668            6.54                      6.77
 MidCap S&P 400 Index
 2005                          168            0.60                      0.56
 2004                          340            2.23                      1.90
 MidCap Value
 2006                        6,623            2.27                      1.59
 2005                       12,937            3.31                      2.61
 2004                       17,492            3.83                      3.75
 Partners Global
 Equity
 2006                        1,294            3.86                      6.05
 2005                          324            2.75                      1.83
 Partners
 International
 2006                      191,758           11.16                      9.55
 2005                       84,903            8.48                     14.78
 2004                       17,597            8.28                      9.88
 Partners LargeCap
 Blend
 2006                       27,132            3.25                      2.71
 2005                       23,814            3.06                      4.00
 2004                       21,834            2.04                      1.37
 Partners LargeCap
 Blend I
 2006                        4,538            4.43                      1.51
 2005                          783            2.73                      1.38
 2004                          360            3.55                      2.74
 Partners LargeCap
 Growth I
 2006                       48,726            4.75                      3.92
 2005                       28,376            2.50                      3.49
 2004                       85,476            3.49                      3.34
 Partners LargeCap
 Growth II
 2006                       22,220            1.73                      0.97
 2005                       46,395            5.76                      3.24
 2004                       12,690            5.25                      2.71
 Partners LargeCap
 Value
 2006                       54,249            7.83                      7.60
 2005                      267,727           26.04                     22.59
 2004                      197,081           13.71                     14.65
 Partners LargeCap
 Value I
 2006                       11,579            3.26                      1.74
 2005                        2,540            0.87                      0.42
 2004                           40            0.69                      0.89
 Partners LargeCap
 Value II
 2006                          381            1.49                      0.53
 2005                        1,951            2.93                      1.76
 Partners MidCap
 Growth
 2006                       74,253            6.59                      4.01
 2005                       66,605           11.85                      9.36
 2004                       22,398           10.21                      9.53
 Partners MidCap
 Growth I
 2006                       13,322            1.88                      1.60
 2005                      136,955           28.49                     25.63
 2004                       20,352           14.81                     10.62
 Partners MidCap
 Growth II
 2006                          748            0.06                      0.04
 Partners MidCap Value
 2006                       17,322            1.04                      0.62
 2005                       11,227            1.63                      1.51
 2004                        4,825            1.11                      1.24
 Partners MidCap Value
 I
 2006                       13,952            1.75                      0.90
 2005                       30,402            4.62                      4.90
 2004                       11,123            3.89                      4.10
 Partners SmallCap
 Blend
 2006                        6,799            0.89                      0.91
 2005                       31,884            4.38                      4.81
 2004                      141,341           31.48                     46.42
 Partners SmallCap
 Growth I
 2006                       11,502            3.71                      4.08
 2005                       18,377            5.43                      5.57
 2004                       18,611            6.69                      9.13
 Partners SmallCap
 Growth II
 2006                        5,977            0.35                      0.28
 2005                        4,515            0.54                      0.90
 2004                        7,225            1.34                      1.05
 Partners SmallCap
 Growth III
 2006                        2,012            0.30                      0.06
 2005                       28,727            7.09                      6.28
 2004                        3,719           56.45                     62.16
 Partners SmallCap
 Value
 2004                        1,220             .04                      0.36
 Partners SmallCap
 Value I
 2006                       60,820            9.81                      9.06
 2005                        4,832            1.60                      1.21
 2004                        4,056            2.26                      1.78
 Partners SmallCap
 Value II
 2006                        1,940            0.40                      0.48
 2005                           22            0.01                      0.01
 Real Estate
 Securities
 2006                       93,385           11.67                      7.65
 2005                        3,945            0.93                      1.11
 2004                       31,044            4.76                      2.33
 SmallCap Blend
 2006                       15,278            1.67                      1.13
 2005                       17,655            2.49                      1.05
 2004                        4,875            1.52                      1.34
 SmallCap Growth
 2006                        5,128            3.57                      2.40
 2005                        3,471            1.79                      1.34
 2004                        4,746            2.68                      2.70
 SmallCap S&P 600
 Index
 2006                            9            0.01                      0.01
 2005                          730            0.79                      0.68
 2004                        1,607            3.16                      3.67
 SmallCap Value
 2006                       15,721            2.47                      1.76
 2005                       26,887            5.53                      3.67
 2004                       14,955            4.75                      3.26

                          COMMISSIONS PAID TO GOLDMAN SACHS EXECUTION & CLEARING, LP
                          ---------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2006                       2,286             0.27                      0.78
 2005                       3,466             0.45                      1.01
 2004                       1,044             0.10                      0.16
 Partners LargeCap
 Blend I
 2006                         670             0.65                      1.19
 2005                       1,758             6.13                     21.78
 2004                         252             2.49                      5.97
 Partners LargeCap
 Growth I
 2006                       1,678             0.16                      0.76
 2005                       5,154             0.45                      0.83
 2004                          63             0.00                      0.03
 Partners LargeCap
 Growth II
 2006                      65,345             5.07                     11.57
 2005                      34,360             4.27                     10.32
 2004                      13,370             5.53                      8.65
 Partners LargeCap
 Value I
 2006                       7,010             1.97                      4.82
 2005                       5,469             1.86                      4.61
 Partners LargeCap
 Value II
 2006                         269             1.05                      1.10
 2005                       1,992             2.99                      7.70
 Partners MidCap
 Growth
 2006                      54,622             4.85                     10.32
 2005                      25,955             4.62                      9.17
 2004                       5,523             2.52                      5.07
 Partners MidCap Value
 2006                         255             0.02                      0.01
 2005                       1,815             0.26                      0.11
 2004                         310             0.07                      0.05
 Partners SmallCap
 Blend
 2004                         124             0.03                      0.04
 Partners SmallCap
 Growth I
 2006                          11             0.00                      0.02
 Partners SmallCap
 Growth II
 2006                      13,840             0.82                      3.48
 2005                       3,354             0.40                      2.07
 2004                       1,520             0.28                      0.11
 Partners SmallCap
 Growth III
 2006                         688             0.10                      0.04
 Partners SmallCap
 Value I
 2005                         557             0.18                      0.18

                                   COMMISSIONS PAID TO GOLDMAN SACHS JBWERE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                        171              0.03                     0.02
 International Growth
 2004                        738              0.04                     0.02
 Partners
 International
 2005                        969              0.10                     0.05
 2004                         29              0.01                     0.01





                                COMMISSIONS PAID TO JPMORGAN CAZENOVE LIMITED
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2006                      15,437             0.57                     0.60
 2005                       5,278             0.40                     0.42
 International
 Emerging Markets
 2005                         784             0.09                     0.12
 International Growth
 2006                      16,802             0.42                     0.33
 2005                      23,016             0.92                     0.73
 Partners
 International
 2006                      10,104             0.59                     0.48
 2005                      13,758             1.37                     0.79






                                  COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                       34,156            2.11                      1.19
 2004                            7            0.02                      0.01
 Diversified
 International
 2006                      104,908            3.86                      3.28
 2005                       33,868            2.60                      2.01
 2004                       33,645            5.52                      5.12
 International
 Emerging Markets
 2006                      101,007            5.60                      5.55
 2005                       35,095            3.96                      3.42
 2004                       21,088            7.19                      5.25
 International Growth
 2006                      142,097            3.54                      3.06
 2005                      153,151            6.13                      4.67
 2004                      127,778            6.31                      7.39
 LargeCap Growth
 2006                        3,720            0.21                      0.26
 2005                        1,312            0.16                      0.11
 2004                        1,788            0.92                      0.92
 LargeCap Value
 2006                       26,866            2.00                      1.21
 2005                       14,320            1.81                      1.26
 2004                        9,656            1.47                      1.55
 MidCap Blend
 2006                       14,936            1.52                      1.59
 2005                       10,543            2.05                      2.19
 2004                        2,946            1.88                      1.61
 MidCap Growth
 2006                        3,896            3.85                      4.25
 2005                        1,972            2.19                      1.73
 2004                        2,584            1.24                      1.49
 MidCap Value
 2006                        5,938            2.13                      1.04
 2005                        3,609            0.92                      0.83
 2004                        6,036            1.32                      1.46
 Partners
 International
 2006                       77,044            4.48                      4.33
 2005                       53,801            5.37                      5.59
 2004                       11,259            5.30                      4.10
 Partners LargeCap
 Blend
 2006                       25,691            3.07                      3.05
 2005                       21,365            2.75                      2.27
 2004                       16,265            1.52                      0.78
 Partners LargeCap
 Blend I
 2006                        7,466            7.29                      4.48
 2005                           26            0.09                      0.34
 2004                           35            0.34                      0.39
 Partners LargeCap
 Growth I
 2006                       38,312            3.74                      3.43
 2005                       30,229            2.66                      2.58
 2004                       53,955            2.20                      2.15
 Partners LargeCap
 Growth II
 2005                          126            0.02                      0.02
 2004                        1,103            0.46                      0.35
 Partners LargeCap
 Value
 2006                        5,024            0.72                      0.35
 2004                        1,888            0.13                      0.03
 Partners LargeCap
 Value I
 2006                       15,046            4.23                      3.16
 2005                        7,615            2.59                      1.19
 2004                          212            3.64                      2.32
 Partners LargeCap
 Value II
 2006                           48            0.19                      0.18
 Partners MidCap
 Growth
 2006                      210,349           18.67                     15.55
 2005                       23,692            4.21                      3.52
 2004                        3,576            1.63                      1.36
 Partners MidCap
 Growth I
 2006                       40,694            5.74                      5.02
 2005                       20,405            4.24                      3.74
 2004                        8,032            5.84                      3.29
 Partners MidCap
 Growth II
 2006                       42,307            3.47                      2.92
 Partners MidCap Value
 2006                       40,337            2.42                      1.38
 2005                       11,345            1.65                      1.38
 2004                        7,211            1.66                      1.55
 Partners MidCap Value
 I
 2006                       21,453            2.70                      2.00
 2005                        8,607            1.31                      0.99
 2004                       10,363            3.62                      2.60
 Partners SmallCap
 Blend
 2006                       36,902            4.84                      4.24
 2005                       27,888            3.83                      3.78
 2004                        2,715            0.60                      0.68
 Partners SmallCap
 Growth I
 2006                       40,505           13.06                     11.47
 2005                        3,443            1.02                      1.82
 2004                        5,301            1.91                      3.71
 Partners SmallCap
 Growth II
 2006                      140,886            8.31                      5.27
 2005                          865            0.10                      0.09
 2004                        4,120            0.76                      0.48
 Partners SmallCap
 Growth III
 2006                        6,984            1.05                      1.54
 2005                       55,313           13.66                     13.88
 2004                        1,461           22.18                     14.72
 Partners SmallCap
 Value
 2006                        3,544            0.79                      0.74
 Partners SmallCap
 Value I
 2006                       31,860            5.14                      4.20
 2005                        1,820            0.60                      0.28
 Partners SmallCap
 Value II
 2006                          579            0.12                      0.15
 2005                           32            0.01                      0.02
 Real Estate
 Securities
 2006                       14,913            1.86                      1.95
 2005                        8,564            2.02                      1.30
 2004                        5,365            0.82                      0.70
 SmallCap Blend
 2006                       10,801            1.18                      0.78
 2005                        1,904            0.27                      0.29
 2004                        1,006            0.31                      0.26
 SmallCap Growth
 2006                        3,548            2.47                      1.71
 2005                        3,779            1.95                      1.61
 2004                        2,423            1.37                      0.82
 SmallCap S&P 600
 Index
 2006                          226            0.15                      0.05
 2004                          152            0.30                      0.10
 SmallCap Value
 2006                        7,079            1.11                      0.93
 2005                        2,928            0.60                      0.48
 2004                        3,732            1.19                      1.41

                                     COMMISSIONS PAID TO LEHMAN BROTHERS
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                       94,378            5.82                      6.62
 2005                       23,210            5.28                      6.10
 2004                        1,394            3.50                      2.92
 Diversified
 International
 2006                      103,073            3.79                      5.35
 2005                       47,886            3.67                      3.34
 2004                       44,076            7.23                      6.35
 International
 Emerging Markets
 2006                       25,732            1.43                      1.32
 2005                       33,577            3.79                      3.32
 2004                        4,313            1.47                      1.60
 International Growth
 2006                      236,043            5.87                      7.97
 2005                       72,740            2.91                      3.17
 2004                      200,059            9.89                      8.50
 LargeCap Growth
 2006                      145,011            8.17                      7.74
 2005                      108,088           13.45                     10.51
 2004                        7,636            3.93                      3.94
 LargeCap S&P 500
 Index
 2006                        1,789            4.82                     10.67
 2005                       14,223           29.79                     59.24
 2004                       61,951           42.89                     30.09
 LargeCap Value
 2006                       51,346            3.83                      5.47
 2005                       46,629            5.90                      5.29
 2004                       50,432            7.67                      7.15
 MidCap Blend
 2006                       53,701            5.45                      4.94
 2005                       55,007           10.72                     10.05
 2004                        9,947            6.35                      5.61
 MidCap Growth
 2006                       11,929           11.78                      9.69
 2005                        4,761            5.28                      3.64
 2004                       15,283            7.31                      6.55
 MidCap S&P 400 Index
 2006                        9,000           24.93                     28.15
 2005                        3,692           13.33                     20.07
 2004                        4,786           31.49                     32.04
 MidCap Value
 2006                       14,642            5.26                      4.82
 2005                       19,805            5.07                      5.60
 2004                       22,858            5.01                      4.99
 Partners Global
 Equity Fund
 2006                        3,690           11.01                      8.43
 2005                          931            7.89                      3.96
 Partners
 International
 2006                      195,178           11.35                     13.14
 2005                      106,440           10.63                     10.22
 2004                       14,506            6.83                      5.90
 Partners LargeCap
 Blend
 2006                       18,897            2.26                      2.72
 2005                       38,876            5.00                      5.73
 2004                      100,040            9.36                     18.30
 Partners LargeCap
 Blend I
 2006                        4,535            4.43                      6.88
 2005                          443            1.55                      1.96
 2004                          351            3.47                      2.19
 Partners LargeCap
 Growth I
 2006                       28,450            2.77                      6.30
 2005                       34,552            3.04                      3.52
 2004                      153,167            6.25                      5.49
 Partners LargeCap
 Growth II
 2006                       33,544            2.60                      1.74
 2005                       15,985            1.99                      1.26
 2004                          575            0.24                      0.11
 Partners LargeCap
 Value
 2006                        4,147            0.60                      2.27
 2004                          401            0.03                      0.05
 Partners LargeCap
 Value I
 2006                        4,861            1.37                      1.43
 2005                        4,722            1.61                      1.08
 2004                           55            0.94                      0.54
 Partners LargeCap
 Value II
 2006                          444            1.74                      0.87
 2005                          168            0.25                      0.11
 Partners MidCap
 Growth
 2006                       51,063            4.53                      3.68
 2005                       22,244            3.96                      3.86
 2004                       16,530            7.53                      7.03
 Partners MidCap
 Growth I
 2006                       40,272            5.68                      5.05
 2005                       27,952            5.81                      5.95
 2004                        2,813            2.05                      1.49
 Partners MidCap
 Growth II
 2006                       86,513            7.11                      8.45
 2005                       41,885            5.88                      6.67
 Partners MidCap Value
 2006                      149,183            8.95                      6.56
 2005                      106,573           15.46                     15.29
 2004                       90,905           20.91                     21.33
 Partners MidCap Value
 I
 2006                       23,455            2.95                      3.00
 2005                       34,204            5.19                      5.15
 2004                       14,344            5.01                      5.37
 Partners SmallCap
 Blend
 2006                       36,736            4.82                      4.61
 2005                       40,825            5.60                      4.33
 2004                       22,992            5.12                      2.91
 Partners SmallCap
 Growth I
 2006                       26,284            8.48                      8.45
 2005                       24,275            7.18                      6.86
 2004                       20,750            7.46                      7.29
 Partners SmallCap
 Growth II
 2006                       43,258            2.55                      1.64
 2005                        6,420            0.77                      0.71
 2004                       11,440            2.12                      1.29
 Partners SmallCap
 Growth III
 2006                       10,170            1.53                      2.06
 2005                       21,754            5.37                      4.26
 2004                           25            0.38                      0.61
 Partners SmallCap
 Value
 2006                          788            0.18                      0.12
 2005                          885            0.17                      0.12
 2004                        6,080            1.98                      1.65
 Partners SmallCap
 Value I
 2006                       14,856            2.40                      1.73
 2005                        6,404            2.12                      1.90
 2004                        2,323            1.29                      1.05
 Partners SmallCap
 Value II
 2006                          187            0.04                      0.04
 2005                          247            0.07                      0.07
 Real Estate
 Securities
 2006                      110,179           13.77                     22.79
 2005                       65,908           15.52                     27.62
 2004                       73,885           11.32                     19.74
 SmallCap Blend
 2006                       27,373            2.99                      3.06
 2005                       26,262            3.71                      3.71
 2004                        8,785            2.73                      2.43
 SmallCap Growth
 2006                        6,484            4.51                      5.78
 2005                       12,361            6.39                      5.24
 2004                       12,649            7.15                      8.31
 SmallCap S&P 600
 Index
 2006                       26,276           17.59                     21.43
 2005                       42,675           46.06                     42.28
 2004                       25,705           50.47                     44.08
 SmallCap Value
 2006                       20,152            3.17                      3.16
 2005                       29,549            6.08                      6.44
 2004                       18,235            5.79                      6.46

                                COMMISSIONS PAID TO LYNCH, JONES & RYAN, INC.
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap
 Growth
 2006                       1,582             0.14                     0.09
 Partners SmallCap
 Growth III
 2005                          64             0.01                     0.01
 Partners SmallCap
 Value II
 2006                         285             0.06                     0.08






                                 COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                 -------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                       49,642            3.06                      3.34
 2005                       39,290            8.94                      5.98
 2004                          715            1.80                      0.69
 Diversified
 International
 2006                      197,616            7.27                      7.35
 2005                       81,905            6.28                      5.88
 2004                       49,229            8.08                      7.09
 International
 Emerging Markets
 2006                      112,716            6.24                      6.51
 2005                       70,173            7.92                      8.86
 2004                       40,269           13.73                     14.03
 International Growth
 2006                      285,954            7.12                     13.42
 2005                      222,538            8.91                      7.99
 2004                      102,879            5.08                      3.91
 LargeCap Growth
 2006                       39,365            2.22                      2.58
 2005                       15,839            1.97                      1.84
 2004                        2,628            1.35                      1.82
 LargeCap S&P 500
 Index
 2006                        7,948           21.41                     34.97
 2005                       14,711           30.81                     26.59
 2004                        1,144            0.79                      0.79
 LargeCap Value
 2006                       46,206            3.44                      5.42
 2005                       50,076            6.34                     11.48
 2004                       34,117            5.19                      8.50
 MidCap Blend
 2006                       27,715            2.81                      3.38
 2005                       37,713            7.35                      3.84
 2004                       12,839            8.20                     13.48
 MidCap Growth
 2006                        4,901            4.84                      5.30
 2005                        1,350            1.50                      1.37
 2004                        4,991            2.39                      2.49
 MidCap S&P 400 Index
 2006                        2,493            6.91                      8.28
 2005                        5,219           18.84                     21.39
 2004                           96            0.63                      0.62
 MidCap Value
 2006                        5,373            1.93                      2.04
 2005                       13,759            3.52                      5.09
 2004                       19,405            4.25                      6.66
 Partners Global
 Equity
 2006                        5,249           15.66                     11.65
 2005                        1,142            9.67                      5.18
 Partners
 International
 2006                      146,733            8.54                      9.27
 2005                       60,233            6.61                      5.64
 2004                       15,982            7.52                      6.08
 Partners LargeCap
 Blend
 2006                       25,940            3.10                      2.49
 2005                       38,900            5.01                      5.75
 2004                       51,587            4.83                      2.67
 Partners LargeCap
 Blend I
 2006                        5,379            5.25                      5.82
 2005                        3,618           12.62                     16.12
 2004                        1,714           16.91                     28.38
 Partners LargeCap
 Growth I
 2006                       56,611            5.52                      5.46
 2005                       76,581            6.74                      5.90
 2004                        9,275            0.38                      0.43
 Partners LargeCap
 Growth II
 2006                       20,545            1.60                      0.69
 2005                        3,279            0.41                      0.24
 2004                        3,096            1.28                      1.28
 Partners LargeCap
 Value
 2006                       38,149            5.50                     14.72
 2005                           58            0.01                      0.01
 Partners LargeCap
 Value I
 2006                       14,765            4.15                      5.57
 2005                        4,648            1.58                      3.03
 2004                          207            3.55                      1.58
 Partners LargeCap
 Value II
 2006                        1,440            5.63                      1.67
 2005                          135            0.20                      0.37
 Partners MidCap
 Growth
 2006                       34,914            3.10                      2.42
 2005                       15,727            2.80                      2.59
 2004                        4,920            2.24                      2.06
 Partners MidCap
 Growth I
 2006                       23,012            3.24                      3.67
 2005                       24,505            5.10                      4.43
 2004                        6,297            4.58                      5.81
 Partners MidCap
 Growth II
 2006                      171,168           14.06                     16.45
 2005                       83,440           11.71                     10.09
 Partners MidCap Value
 2006                       30,020            1.80                      1.36
 2005                       15,530            2.25                      3.05
 2004                        4,725            1.09                      1.15
 Partners MidCap Value
 I
 2006                       16,080            2.02                      2.61
 2005                       18,104            2.75                      3.01
 2004                       20,186            7.05                      6.83
 Partners SmallCap
 Blend
 2006                       24,326            3.19                      4.14
 2005                       38,170            5.24                      3.88
 2004                       19,996            4.45                      3.09
 Partners SmallCap
 Growth I
 2006                       11,344            3.66                      2.99
 2005                       12,060            3.57                      2.77
 2004                       16,074            5.78                      5.38
 Partners SmallCap
 Growth II
 2006                        5,304            0.31                      0.35
 2005                        7,342            0.88                      2.01
 2004                       15,281            2.83                      2.64
 Partners SmallCap
 Growth III
 2006                           46            0.01                      0.04
 2004                           40            0.61                      0.40
 Partners SmallCap
 Value
 2006                          264            0.06                      0.04
 2005                          810            0.15                      0.08
 2004                        7,845            2.55                      2.44
 Partners SmallCap
 Value I
 2006                       28,082            4.53                      6.95
 2005                       26,943            8.94                     11.14
 2004                       15,622            8.71                      9.04
 Partners SmallCap
 Value II
 2006                        5,011            1.02                      4.62
 2005                        2,092            0.57                      0.20
 Real Estate
 Securities
 2006                        3,309            0.41                      0.34
 2005                        3,880            0.91                      1.02
 2004                       14,994            2.30                      4.41
 SmallCap Blend
 2006                       19,316            2.11                      2.30
 2005                       15,668            2.21                      2.48
 2004                        9,516            2.96                      2.04
 SmallCap Growth
 2006                        2,186            1.52                      1.89
 2005                       11,936            6.17                     10.09
 2004                       10,379            5.87                      7.46
 SmallCap S&P 600
 Index
 2006                        9,357            6.27                      7.06
 2005                       13,696           14.78                     19.26
 2004                          596            1.17                      2.08
 SmallCap Value
 2006                       19,826            3.12                      3.43
 2005                       32,681            6.72                      7.43
 2004                       14,495            4.60                      4.76

                             COMMISSIONS PAID TO NATIONAL FINANCIAL SERVICES, LLC
                             ----------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 LargeCap Growth
 2006                       2,000             0.11                     0.08
 Partners LargeCap
 Blend
 2006                       1,248             0.15                     0.09
 2004                       1,365             0.13                     0.05
 Partners MidCap
 Growth Fund II
 2005                       1,645             0.23                     0.20
 Partners MidCap Value
 I
 2004                       1,547             0.54                     2.31
 Partners SmallCap
 Value I
 2006                         919             0.15                     0.13
 2005                         397             0.13                     0.13
 2004                       3,680             2.05                     1.29
 Partners SmallCap
 Value II
 2005                         623             0.17                     0.12

                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap
 Growth II
 2006                       7,197             0.59                     0.47
 2005                       2,265             0.32                     0.57
 Partners MidCap Value
 2005                       2,710             0.39                     0.24
 2004                       7,790             1.79                     2.04
 Partners SmallCap
 Growth I
 2006                          22             0.01                     0.01
 Partners SmallCap
 Value II
 2005                       1,871             0.51                     0.23






                                      COMMISSIONS PAID TO PERSHING, LLC
                                      ---------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 MidCap Growth
 2006                           4             0.00                     0.00
 Partners LargeCap
 Growth I
 2006                         180             0.02                     0.03
 Partners LargeCap
 Value
 2006                      76,921            11.10                     8.20
 Partners LargeCap
 Value I
 2006                         461             0.13                     0.06
 Partners MidCap
 Growth
 2006                       1,491             0.13                     0.12
 Partners MidCap Value
 2006                       3,845             0.23                     0.10
 Partners SmallCap
 Growth II
 2006                      18,811             1.11                     1.03
 Partners SmallCap
 Value II
 2006                       4,915             1.00                     0.56
 2005                         713             0.19                     0.19






                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                        3,431            0.21                      0.30
 2005                       15,010            3.42                      1.75
 2004                        4,965           12.48                      7.51
 Diversified
 International
 2006                        4,572            0.17                      0.16
 2004                          867            0.14                      0.14
 International
 Emerging Markets
 2006                          927            0.05                      0.11
 International Growth
 2004                        1,277            0.06                      0.04
 LargeCap Growth
 2006                       13,320            0.75                      0.66
 2005                        5,067            0.63                      0.66
 2004                       16,900            8.70                     10.84
 LargeCap Value
 2006                       15,902            1.19                      1.36
 2005                       10,195            1.29                      0.70
 2004                        3,983            0.61                      0.50
 MidCap Blend
 2006                       13,377            1.36                      1.12
 2005                        8,009            1.56                      1.25
 2004                        7,220            4.61                      5.21
 MidCap Growth
 2006                          798            0.79                      0.84
 2005                           94            0.10                      0.13
 2004                        8,455            4.04                      4.47
 MidCap S&P 400 Index
 2004                           79            0.52                      0.44
 MidCap Value
 2006                          748            0.27                      0.21
 2005                        1,994            0.51                      0.41
 2004                        5,605            1.23                      1.24
 Partners Global
 Equity
 2006                        1,299            3.88                      2.52
 2005                          760            6.44                      3.74
 Partners
 International
 2006                          438            0.03                      0.01
 2005                          451            0.05                      0.04
 2004                          330            0.16                      0.12
 Partners LargeCap
 Blend
 2006                       18,928            2.27                      2.37
 2005                       30,046            3.87                      3.20
 2004                       11,745            1.10                      0.82
 Partners
 LargeCap Blend I
 2006                        1,658            1.62                      1.00
 2004                          185            1.83                      0.66
 Partners LargeCap
 Growth I
 2006                       16,311            1.59                      1.07
 2005                       20,738            1.83                      1.12
 2004                       52,359            2.14                      1.62
 Partners LargeCap
 Growth II
 2006                      115,977            9.01                     21.44
 2005                       48,496            6.03                      8.15
 2004                       10,027            4.15                      2.54
 Partners LargeCap
 Value
 2006                      112,304           16.20                      9.42
 2005                      590,920           57.48                     54.85
 2004                      992,248           69.01                     68.44
 Partners LargeCap
 Value I
 2006                        5,312            1.49                      1.58
 2005                          538            0.18                      0.13
 Partners LargeCap
 Value II
 2006                        9,421           36.81                     54.26
 2005                        4,424            6.63                      9.89
 Partners MidCap
 Growth
 2006                          926            0.08                      0.04
 2005                        3,955            0.70                      0.36
 Partners MidCap
 Growth I
 2006                       14,180            2.00                      3.02
 2005                          527            0.11                      0.18
 Partners MidCap Value
 2006                       43,075            2.58                      2.00
 2005                       28,860            4.19                      3.66
 2004                       16,204            3.73                      3.30
 Partners MidCap Value
 I
 2006                       17,230            2.17                      2.72
 2005                       33,305            5.06                      6.91
 2004                       10,118            3.53                      3.28
 Partners SmallCap
 Blend
 2006                       14,871            1.95                      3.54
 2005                          792            0.11                      0.12
 2004                           25            0.01                      0.00
 Partners SmallCap
 Growth II
 2006                          240            0.01                      0.09
 2005                        1,555            0.19                      0.36
 2004                           85            0.02                      0.01
 Partners SmallCap
 Value
 2004                        1,318            0.43                      0.74
 Partners SmallCap
 Value I
 2006                       28,907            4.66                      6.43
 2005                        9,991            3.31                      4.09
 2004                        1,431            0.80                      0.60
 Partners SmallCap
 Value II
 2006                          554            0.11                      0.08
 Real Estate
 Securities
 2005                          210            0.05                      0.06
 SmallCap Blend
 2006                        4,387            0.48                      0.53
 2005                        4,428            0.63                      0.97
 2004                       36,320           11.31                     14.24
 SmallCap Growth
 2006                           90            0.06                      0.04
 2005                          452            0.23                      0.28
 2004                        1,556            0.88                      1.30
 SmallCap S&P 600
 Index
 2004                           40            0.08                      0.13
 SmallCap Value
 2006                        1,422            0.22                      0.22
 2005                        2,574            0.53                      0.47
 2004                        1,538            0.49                      0.71

                                COMMISSIONS PAID TO SPECTRUM ASSET MANAGEMENT
                                ---------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Preferred Securities
 2006                      346,026            99.99                    99.99
 2005                      191,079           100.00                   100.00
 2004                      160,934           100.00                   100.00






                                  COMMISSIONS PAID TO UBS FINANCIAL SERVICES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2005                         115             0.01                     0.01
 Partners MidCap
 Growth
 2004                         314             0.14                     0.09
 Partners MidCap
 Growth I
 2006                       1,060             0.15                     0.09
 Partners SmallCap
 Growth II
 2006                       1,092             0.06                     0.06
 2005                       1,720             0.21                     0.18
 2004                         115             0.02                     0.01
 Partners SmallCap
 Value
 2005                       7,022             1.31                     1.13
 Partners SmallCap
 Value I
 2004                          54             0.03                     0.08
 Partners SmallCap
 Value II
 2006                         369             0.08                     0.23
 2005                       1,102             0.30                     0.34

                                    COMMISSIONS PAID TO UBS SECURITIES LLC
                                    --------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2006                      140,705            8.68                     11.26
 2005                       21,359            4.86                      4.35
 2004                        2,022            5.08                      5.73
 Diversified
 International
 2006                      279,876           10.29                     11.05
 2005                      199,103           15.27                     21.82
 2004                       94,095           15.44                     18.62
 International
 Emerging Markets
 2006                      159,729            8.85                      9.11
 2005                      107,366           12.12                     14.60
 2004                       34,207           11.66                     14.42
 International Growth
 2006                      532,972           13.26                     15.54
 2005                      265,102           10.62                     22.68
 2004                      247,510           12.23                     17.36
 LargeCap Growth
 2006                       78,317            4.41                      4.42
 2005                       29,522            3.67                      3.06
 2004                        4,136            2.13                      2.13
 LargeCap S&P 500
 Index
 2006                           42            0.11                      0.39
 2005                          303            0.63                      0.70
 2004                        1,867            1.29                      1.27
 LargeCap Value
 2006                       86,070            6.41                      6.83
 2005                       68,115            8.62                      8.84
 2004                       66,694           10.14                     14.20
 MidCap Blend
 2006                       53,996            5.48                      3.78
 2005                       24,246            4.73                      4.54
 2004                       21,565           13.78                     19.01
 MidCap Growth
 2006                          667            0.66                      1.20
 2005                        1,081            1.20                      0.95
 2004                       14,723            7.04                      9.72
 MidCap S&P 400 Index
 2006                          168            0.47                      0.58
 2005                        1,869            6.75                      7.86
 2004                          586            3.86                      3.58
 MidCap Value
 2006                       24,249            8.70                      8.31
 2005                       31,806            8.14                      8.99
 2004                       52,745           11.56                     14.44
 Partners Global
 Equity
 2006                        6,173           18.42                     20.24
 2005                          587            4.97                      2.36
 Partners
 International
 2006                      145,642            8.47                     10.13
 2005                      104,532           10.44                     11.15
 2004                       21,542           10.14                     10.54
 Partners LargeCap
 Blend
 2006                       34,559            4.14                      3.35
 2005                       51,392            6.61                      5.87
 2004                       75,820            7.10                      5.00
 Partners
 LargeCap Blend I
 2006                        3,439            3.36                      1.19
 2005                        1,343            4.69                      3.11
 2004                          160            1.58                      1.16
 Partners LargeCap
 Growth I
 2006                      117,888           11.50                      9.21
 2005                       98,554            8.68                      9.04
 2004                      105,387            4.30                      4.49
 Partners LargeCap
 Growth II
 2006                       29,708            2.31                      1.19
 2005                        8,269            1.03                      0.79
 2004                        2,318            0.96                      0.49
 Partners LargeCap
 Value
 2006                       12,050            1.74                      1.25
 2005                       36,713            3.57                      8.38
 2004                       46,454            3.23                      3.94
 Partners LargeCap
 Value I
 2006                        2,950            0.83                      0.32
 2005                        7,800            2.66                      2.19
 2004                           70            1.20                      0.97
 Partners LargeCap
 Value II
 2006                          356            1.39                      0.43
 2005                          793            1.19                      0.44
 Partners MidCap
 Growth
 2006                       43,507            3.86                      3.20
 2005                       51,264            9.12                      7.80
 2004                          967            0.44                      0.35
 Partners MidCap
 Growth I
 2006                        2,595            0.37                      0.17
 2005                        4,112            0.86                      0.76
 Partners MidCap
 Growth II
 2006                       50,494            4.15                      3.61
 2005                       10,476            1.47                      1.32
 Partners MidCap Value
 2006                       23,405            1.40                      0.76
 2005                        8,684            1.26                      1.15
 2004                        9,142            2.10                      1.96
 Partners MidCap Value
 I
 2006                       40,376            5.08                      4.14
 2005                       21,555            3.27                      3.08
 2004                       18,818            6.57                      4.78
 Partners SmallCap
 Blend
 2006                        2,356            0.31                      0.17
 2004                        3,960            0.88                      0.81
 Partners SmallCap
 Growth I
 2006                       56,527           18.23                     21.61
 2005                       38,040           11.25                     14.58
 2004                       19,319            6.95                      7.34
 Partners SmallCap
 Growth II
 2006                        2,687            0.16                      0.07
 2005                        7,589            0.91                      1.74
 Partners SmallCap
 Growth III
 2005                        3,746            0.93                      0.92
 2004                          321            4.87                      5.06
 Partners SmallCap
 Value
 2006                          892            0.20                      0.34
 2005                        8,271            1.54                      0.91
 2004                        2,550            0.83                      0.28
 Partners SmallCap
 Value I
 2006                        3,343            0.54                      0.36
 2005                       10,338            3.43                      2.22
 2004                        8,374            4.67                      2.48
 Partners SmallCap
 Value II
 2006                       20,462            4.18                      2.49
 2005                       18,866            5.14                      2.75
 Real Estate
 Securities
 2006                       16,168            2.02                      2.44
 2005                       14,706            3.46                      5.72
 2004                       41,888            6.42                      5.61
 SmallCap Blend
 2006                       24,771            2.71                      3.45
 2005                       28,548            4.03                      5.01
 2004                       20,016            6.23                      8.45
 SmallCap Growth
 2006                       13,568            9.44                     14.27
 2005                       14,810            7.65                      7.51
 2004                       12,301            6.95                     16.23
 SmallCap S&P 600
 Index
 2006                        3,052            2.04                      1.82
 2005                          272            0.29                      0.74
 2004                          732            1.44                      2.37
 SmallCap Value
 2006                      119,507           18.79                     24.15
 2005                       69,871           14.37                     17.74
 2004                       18,328            5.82                      7.85

ALLOCATION OF TRADES BY THE SUB-ADVISORS AND SUB-SUB-ADVISORS
Each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Fund's portfolios. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

PURCHASE AND REDEMPTION OF SHARES


PURCHASE OF SHARES
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other shares of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."

SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


 Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.


For all Funds except the Money Market Fund, the share price is calculated by:

.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.


Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.


A Fund's securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.


Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.


Money Market Fund
-----------------

The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Board of Directors has established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


TAXATION OF THE FUNDS


It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.


All income dividends and capital gains distributions, if any, on a Fund's Advisors Select, Advisors Preferred, Advisors Signature, Select, Preferred, and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B, Class C, and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.


Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.


The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired, and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

SPECIAL TAX CONSIDERATIONS
Municipal Funds
---------------
Each of the Municipal Funds also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.


From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.


International Funds
-------------------
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
-----------------------------

As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

PORTFOLIO HOLDINGS DISCLOSURE


The Fund publishes month-end portfolio holdings information for each of the Fund's portfolios on the principal.com website on the last business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.



POLICY. . The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:


 1) Daily to the Fund's portfolio pricing services, FT Interactive Data Corporation, to obtain prices for portfolio securities;


 2) Upon proper request to government regulatory agencies or to self regulatory organizations;

 3) As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

 4) To the sub-advisers' proxy service providers (Institutional Shareholder Services and Automatic Data Processing) to facilitate voting of proxies; and

 5) To the Fund's custodian, Bank of New York, in connection with the services provided by the custodian to the Fund.

The Fund is also permitted to enter into arragements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. Such third parties currently include:

 6)


  Bloomberg, LP                      Frank Russell Company
  Check Free Investment Services     Hub Data
  Confluence Technologies, Inc.      Investment Company Institute
  Depository Trust Co.               ix Partners, Ltd.
  Eagle Investment Systems           J.P. Morgan Investor Services
  EzE Castle Software LLC            Mellon Trust
  FactSet Research Systems           PFPC
  Financial Model Co.                Russell Implementation Services
  Frank Russell Securities, Inc.     R.R. Donnelley and Sons Company




Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.


The Fund may also disclose to Edge, non-public portfolio holdings information relating to the Underlying Funds in which the SAM portfolios invest to facilitate Edge's management of the SAM portfolios.


The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.


PROXY VOTING POLICIES AND PROCEDURES


The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund's Sub-Advisor or Sub-Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.


The Principal LifeTime Funds and SAM Portfolios invest in shares of other Funds. Principal is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, Principal will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.


Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2006, is available, without charge, upon request, by calling 1-800-247-4123 or on the SEC website at http://www.sec.gov.


GENERAL INFORMATION


MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND, AND SMALLCAP S&P 600 INDEX FUND ONLY
The Funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index which are determined, composed, and calculated by S&P without regard to Principal Life Insurance Company, the Manager, or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DISCLOSURE REGARDING PORTFOLIO MANAGERS


Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year unless otherwise noted.

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Rating Definitions:


Long-Term Obligation Ratings


Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.


Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B: Obligations rated B are considered speculative and are subject to high credit risk.


Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.


SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes "best quality, enjoying strong protection from established cash flows." MIG 2 denotes "high quality" with "ample margins of protection." MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades." MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings:


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.


A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1."


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.


C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.

APPENDIX B


PROXY VOTING POLICIES

The Proxy voting policies applicable to each Fund follows.

                                 OCTOBER 2005

                        ALLIANCE CAPITAL MANAGEMENT L.P.

             STATEMENT OF POLICIES AND PROCEDURES FOR PROXY VOTING

                                  INTRODUCTION




As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.


This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and non-US securities.


PROXY POLICIES

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:


CORPORATE GOVERNANCE: Alliance Capital's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support non-binding shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.


ELECTIONS OF DIRECTORS: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.


APPOINTMENT OF AUDITORS: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Although we recognize that there may be special circumstances that could lead to high levels of non-audit fees in some years, we would normally consider non-audit fees in excess of 70% of total fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total fees paid by the company to the auditing firm or there are other reasons to question the independence of the company's auditors.

CHANGES IN LEGAL AND CAPITAL STRUCTURE: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.


CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.


PROPOSALS AFFECTING SHAREHOLDER RIGHTS: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.


ANTI-TAKEOVER MEASURES: Alliance Capital believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.


EXECUTIVE COMPENSATION: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted. With regard to stock award or option plans, we consider whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.


Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING PROCEDURES
-----------------------

PROXY VOTING COMMITTEES
-----------------------

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.


 CONFLICTS OF INTEREST
----------------------

Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes Alliance Capital sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, Alliance may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of Alliance Capital's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote;
(iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.


Because under certain circumstances Alliance Capital considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.


PROXIES OF CERTAIN NON-US ISSUERS
---------------------------------

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, Alliance Capital believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period).
 Accordingly, if share blocking is required we generally abstain from voting those shares.


In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent Alliance Capital from voting such proxies. For example, Alliance Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting.
 Other markets require Alliance Capital to provide local agents with power of attorney prior to implementing Alliance Capital's voting instructions. Although it is Alliance Capital's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

LOANED SECURITIES
-----------------

Many clients of Alliance Capital have entered into securities lending arrangements with agent lenders to generate additional revenue. Alliance Capital will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.


PROXY VOTING RECORDS
--------------------

Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.




                          AMERICAN CENTURY INVESTMENTS
                             PROXY VOTING POLICIES




American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, the "Adviser") are the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.


GENERAL PRINCIPLES
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.

SPECIFIC PROXY MATTERS

A.ROUTINE MATTERS

 1) ELECTION OF DIRECTORS


  a)
    GENERALLY. THE ADVISER will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management's director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management's director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy contest, the Adviser will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser's clients are significant holders of a company's voting securities, management's recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

  b) COMMITTEE SERVICE. The Adviser will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

  C)
    CLASSIFICATION OF BOARDS. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

  D)
    MAJORITY INDEPENDENT BOARD. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

  E)WITHHOLDING CAMPAIGNS. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.

 2) RATIFICATION OF SELECTION OF AUDITORS

The Adviser will generally rely on the judgment of the issuer's audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.


B. EQUITY-BASED COMPENSATION PLANS

The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.


The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.


Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the Adviser's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.


The Adviser will generally vote against the adoption of plans or plan amendments that:

.. provide for immediate vesting of all stock options in the event of a change of control of the company (see "Anti-Takeover Proposals" below);. reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;
.. establish restriction periods shorter than three years for restricted stock grants;
.. do not reasonably associate awards to performance of the company; and .. are excessively dilutive to the company.

C.ANTI-TAKEOVER PROPOSALS

In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.


 1) CUMULATIVE VOTING


The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.


 2) STAGGERED BOARD

If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the re-election of staggered boards.


 3) BLANK CHECK" PREFERRED STOCK

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.


 4) ELIMINATION OF PREEMPTIVE RIGHTS

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.


While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.


 5) NON-TARGETED SHARE REPURCHASE

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company's financial condition.


 6) INCREASE IN AUTHORIZED COMMON STOCK

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.


 7) "SUPERMAJORITY" VOTING PROVISIONS OR SUPER VOTING SHARE CLASSES

A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.


 8) "FAIR PRICE" AMENDMENTS

This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.


 9)  LIMITING THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS.

The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.


 10) POISON PILLS OR SHAREHOLDER RIGHTS PLANS

Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.


We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.


 11)  GOLDEN PARACHUTES

Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.


 12)  REINCORPORATION

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.


We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.


 13)  CONFIDENTIAL VOTING

Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.


Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.


 14)  OPTING IN OR OUT OF STATE TAKEOVER LAWS

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.


C. OTHER MATTERS

 1) SHAREHOLDER PROPOSALS INVOLVING SOCIAL, MORAL OR ETHICAL MATTERS

The Adviser will generally vote management's recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder's preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser's clients, and therefore will review management's assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.


Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management's recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.


 2) ANTI-GREENMAIL PROPOSALS

"Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.


 3) INDEMNIFICATION

The Adviser will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.


 4) NON-STOCK INCENTIVE PLANS

Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.


 5) DIRECTOR TENURE

These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.


 6) DIRECTORS' STOCK OPTIONS PLANS

The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company's total exposure to stock option plan dilution.


 7) DIRECTOR SHARE OWNERSHIP

The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.


MONITORING POTENTIAL CONFLICTS OF INTEREST

Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management's positions and give the Adviser's staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser's clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).


************************************************************


The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.


Case-by-case determinations will be made by the Adviser's staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.





Original 6/1/1989


Revised 12/05/1991


Revised 2/15/1997


Revised 8/1/1999


Revised 7/1/2003


Revised 12/13/2005




                         ARK ASSET MANAGEMENT CO., INC.
               STATEMENT OF PROXY VOTING POLICIES AND PROCEDURES
                                 FEBRUARY 2005



                                  INTRODUCTION
                                  ------------

Proxy voting is an important responsibility. This statement sets forth the current policies and procedures of Ark Asset Management Co., Inc. ("Ark") with regard to the voting of proxies over which we have investment responsibility.
 These policies and procedures are available to our clients upon request.

                          GENERAL PROXY VOTING POLICY
                          ---------------------------

Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the "Adviser's Act"). Pursuant to various provisions of the Adviser's Act, Ark acts in a fiduciary capacity with respect to each of its clients and, therefore, Ark must act in the interest of the beneficial owners of the accounts it manages. Accordingly, in voting proxies, Ark is guided by general fiduciary principles. Ark will attempt to consider all factors of its vote that could affect the value of the beneficial owner's investments. With respect to proxies that Ark votes, the primary objective of Ark is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients' investments. Ark will likely vote against any management proposals that Ark believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance.


In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as an investment manager for clients that are ERISA plan assets. As such, Ark must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated thereunder, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not allow our voting to be dictated by the position of any outsiders, other than following the recommendations of an independent third party in situations involving conflicts of interest (see "Conflicts of Interest" below) or where required by applicable law. It is Ark's intent to vote all proxies, either directly or through a proxy voting service appointed by Ark. However, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to Ark according to the provision of stock loan agreements, and Ark shall not be responsible for not being able to vote those proxies.


Ark's proxy voting process is dynamic and subject to periodic review.
 Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in Ark's discretion to address any such changes.


The following summarizes Ark's current proxy voting policy and procedures. It is meant solely as a guide and cannot address every issue that may arise. All decisions will be based on our analysis of the company, its management, the merits of the individual proposal, and its expected economic impact on the specific company.

                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

Each proxy proposal is reviewed on a case-by-case basis by Ark's Proxy Coordinator to determine the issues presented in the proxy. The proxy is then marked for vote by a senior investment professional consistent with our professional investment judgment as to what will best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries.


A record of all proxy decisions and the rationale for voting will be retained and available for inspection by the client at any time in accordance with the procedures listed below.


BUSINESS OPERATIONS


These are proposals that are a standard and necessary aspect of business operations and that we believe will not typically have a significant effect on the value of the investment. Factors that are considered in reviewing these proposals include the financial performance of the Company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Each proposal is reviewed individually and we generally support such items unless our analysis indicates activity that we consider is not in the best interest of the shareholders. Standard business operations include:

.. . Name changes
.. . Election of directors
.. . Ratification of auditors
.. . Maintaining current levels of directors' indemnification and liability

.. . Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders' proportionate interest
.. . Employee stock purchase or ownership plans

CHANGES IN STATUS


There are proposals that change the status of the corporation, its individual securities, or the ownership status of the securities. We will review each issue on a case-by-case basis. As stated previously, voting decisions will be made in a manner that, in our professional investment judgment, best benefit the financial and economic interest of the client, including any plan and its participants and beneficiaries. Changes in Status include proposals regarding:

.. . Mergers, acquisitions, restructurings
.. . Reincorporations
.. . Changes in capitalization

SHAREHOLDER DEMOCRACY


We will generally vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

.. . Increased indemnification protections for directors or officers
.. . Certain supermajority requirements
.. . Unequal voting rights
.. . Classified boards
.. . Cumulative voting
.. . Authorization of new securities if intention appears to be to unduly dilute shareholders' proportionate interest
.. . Amending state of incorporation if intention appears to disfavor the economic interest of the shareholders

We will generally support proposals that maintain or expand shareholder democracy such as:

.. . Annual elections
.. . Independent directors
.. . Confidential voting
.. . Proposals that require shareholder approval for:
  . . Adoption or retention of "poison pills" or golden parachutes . . Elimination of cumulative voting or preemptive rights
  . . Reclassification of company boards

COMPENSATION


We believe reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the Company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors we consider when reviewing a compensation proposal is the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.


OTHER MATTERS


Some proxy proposals address social, environmental, and issues of conscience with regard to the business conduct of a company. As with all proxies, Ark will review each issue on a case-by-case basis and determine what in our opinion, will best enhance the value of the investment for the client, including any plan and its participants and beneficiaries.

                             CONFLICTS OF INTEREST
                             ---------------------

Ark must act as a fiduciary when voting proxies on behalf of its clients. In that regard, Ark will seek to avoid any conflict of interest by following the proxy voting policies and procedures set forth in this document. In addition, Ark will actively monitor the proxies it receives on behalf of its clients to identify and resolve any potential conflict of interest.


Where Ark identifies a potential conflict of interest, Ark will initially determine whether such potential conflict is material. Where Ark determines there is a potential for a material conflict of interest regarding a proxy, Ark will take one or some of the following steps: (i) inform the client of the conflict and Ark's proposed voting decision; (ii) discuss the proxy vote with the client and provide the client with an opportunity to direct the voting on its behalf; and/or (iii) seek the recommendations of an independent third party.
 Whenever Ark determines there is a potential for a material conflict of interest, Ark will document which step or steps it took to ensure the proxy vote was in the best interest of the client - and not the product of any material conflict. Such documentation will be maintained in accordance with the recordkeeping procedures set forth below.

                                 RECORDKEEPING
                                 -------------

In accordance with Rule 204-2 under the Adviser's Act, Ark will maintain the following: (i) a copy of these proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of a client; (iv) written records of client requests for proxy voting information, (v) written responses to a client's written or oral requests, and
(vi) any documents prepared by Ark that were material to how a proxy was voted or that memorialized the basis for the voting decision.


In maintaining item (ii) above, Ark may rely on proxy statements filed on the SEC's EDGAR system in lieu of maintaining internal copies. In maintaining item
(iii) above, Ark may rely on the records of any third party, such as a proxy voting service; provided, however, that Ark will not rely on such a third party without the express agreement of such party to provide a copy of the documents upon request.


Ark will take reasonable measures to maintain and preserve each of these documents in an easily accessible place for a period of not less than six (6) years from commencing from the end of the fiscal year during which the last
entry was made on such record.   During the first two (2) years of such six (6)
year period, all required documents will be maintained in Ark's main office.

                       DISCLOSURE OF PROXY VOTING RECORD
                       ---------------------------------

Ark will provide a summary of these policies and procedures in its Form ADV Part II to be furnished to clients. Ark will further provide a copy of these policies and procedures to any client upon request. In addition, Ark will inform its clients how they can obtain further information about the manner in which Ark has voted their proxies.


Upon a request from a client, Ark will furnish its proxy voting record with respect to such client's securities. In general, Ark will respond to such client request; however, any client request for information that Ark is not required to maintain pursuant to its recordkeeping responsibilities under Rule 204-2, may require additional time for an appropriate response (including, if applicable, that such records are no longer available or maintained by Ark).


Except as may be required under the Investment Company Act of 1940, in accordance with Rule 206(4)-6(b) under the Adviser's Act, Ark is not required to publicly disclose how it voted any particular proxy or group of proxies. This non-disclosure may be important for investment advisers to maintain privacy regarding clients (for example, to protect the privacy of their clients' holdings).


With respect to each of Ark's clients that is either an open-end or closed-end management investment company registered under the Investment Company Act of 1940 and for which Ark has been delegated the responsibility for voting the proxies, Ark will coordinate with such investment company to ensure that the information required under Form N-PX or Form N-CSR, as the case may be, is accurate and complete.







                                  Proxy Voting


BHMS has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm's proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.

BHMS retains Institutional Shareholder Services (ISS) for corporate governance research and beginning January 1, 2007, BHMS will use ISS policy recommendations. PersonNameClare Burch, the Proxy Coordinator, will review each proxy for each company to insure that all votes are in the best interest of the beneficial owners.

Proxy Oversight Committee

o        BHMS' Proxy Oversight Committee reviews and reevaluates ISS policies.
         Policy modifications and updates implemented by ISS will be reviewed by the Proxy Oversight Committee on an on-going basis to assure that all proxy voting decisions are in the best interests of the beneficial owner.
o The Proxy Oversight Committee includes portfolio managers James Barrow, Richard Englander and PersonNameJane Gilday, and Proxy Coordinator, PersonNameClare Burch.

Conflicts of Interest

o All proxies will be voted uniformly in accordance with ISS recommendations unless BHMS overrides a specific issue. This includes proxies of companies who are also clients, thereby eliminating potential conflicts of interest.

BHMS has adopted written procedures to implement the Firm's policy and reviews to monitor and insure our policy is observed, implemented properly and amended or updated, as appropriate, including:

o BHMS sends a daily electronic transfer of all stock positions to ISS (Institutional Shareholder Services).
o ISS identifies all accounts eligible to vote for each security and posts the proposals and research on its website.
o The Proxy Coordinator reviews each proxy proposed and reevaluates existing voting guidelines. Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.
o        ISS verifies that every vote is received, voted and recorded.
o BHMS sends a proxy report to each client, at least annually (or as requested by client), listing number of shares voted and disclosing how each proxy was voted.
o BHMS scans all voting records and saves digital copies to the network which is backed up daily.
o BHMS' guidelines addressing specific issues are available upon request by calling 214-665-1900 or by e-mailing clientservices@barrowhanley.com.
o BHMS will identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of the Firm with the issuer of each security to determine if we or any of our employees have any financial, business or personal relationship with the issuer.
o If a material conflict of interest exists, the Proxy Coordinator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.
o BHMS will maintain a record of the voting resolution of any conflict of interest.
o The Proxy Coordinator shall retain the following proxy records in accordance with the SEC'sfive-year retention requirement:

>>       These policies and procedures and any amendments;
>>       A record of each vote cast;
>> Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision including periodic reports to the Proxy Oversight Committee; and
>> A copy of each written request from a client for information on how BHMS voted such client's proxies and a copy of any written response.

Clare Burch is responsible for implementing and monitoring our proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures.










                  THE BANK OF NEW YORK - BNY ASSET MANAGEMENT
                        BEACON FIDUCIARY ADVISERS, INC.
                          ESTABROOK CAPITAL MANAGEMENT
                           GANNETT WELSH & KOTLER LLC
                      PROXY VOTING POLICIES AND PROCEDURES




I.INTRODUCTION AND GENERAL PRINCIPLES
-------------------------------------

A.BNY Asset Management, a division of The Bank of New York ("Adviser") and certain of its affiliates have been delegated the authority and responsibility to vote the proxies of certain of its respective trust and investment advisory clients, including both ERISA and non-ERISA clients.


B.Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.


C.Adviser believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with Adviser's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations. Proxies will be voted in the best interest of the Adviser's clients. Only those factors which affect the economic value of a particular asset will be considered and votes will be based solely on the ultimate economic interest of the client.


D.In instances where Adviser does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.


E.In all circumstances, Adviser will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from Adviser's policies and procedures.


F.There may be circumstances under which Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). Adviser understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. Adviser's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.


II.RESPONSIBILITY AND OVERSIGHT
-------------------------------

A.Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:


 1) developing, authorizing, implementing and updating Adviser's policies and procedures (including the proxy voting guidelines referenced in Section III below);

 2) overseeing the proxy voting process; and

 3) engaging and overseeing any third-party vendors as voting delegate ("Delegate") to review, monitor and/or vote proxies.

B.Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate in order to fulfill its responsibilities. The Proxy Voting Guidelines referenced in Section III below shall be reviewed and, if necessary, revised on at least an annual basis.


C.The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, the chief trust officer, a senior portfolio manager and members of the Portfolio Administration Department.


D.In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, such members shall recuse themselves from consideration of such matter.


III.PROXY VOTING GUIDELINES
---------------------------

A.Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines which have been prepared by the Adviser. A summary of the current applicable proxy voting guidelines is attached to these Voting Policies and Procedures as Exhibit A.


B.In the event the foregoing proxy voting guidelines state that a particular issue shall be voted on a "case-by-case" basis or do not otherwise address how a proxy should be voted, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.


C.There may be circumstances under which the Chief Investment Officer, a portfolio manager or other investment professional ("Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines. In such event, the procedures set forth in Section V, Paragraph C will be followed.


 IV. PROXY VOTING PROCEDURES
----------------------------

A.If a client makes a specific request, Adviser will vote client proxies in accordance with such client's request even if it is in a manner inconsistent with Adviser's policies and procedures (including the proxy voting guidelines).
 Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.


B.At the recommendation of the Proxy Committee, Adviser may engage Delegate as its voting delegate to:


 1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;


 2) vote and submit proxies in a timely manner;

 3) handle other administrative functions of proxy voting;

 4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

 5) maintain records of votes cast; and

 6) provide recommendations with respect to proxy voting matters in general.

C.Except in instances where clients have retained voting authority, Adviser will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to Delegate.


D.Notwithstanding the foregoing, Adviser retains final authority and fiduciary responsibility for proxy voting.

V.  CONFLICTS OF INTEREST
-------------------------

A.Adviser will obtain a copy of any Delegate policies or procedures regarding potential conflicts of interest that could arise in Delegate proxy voting services to Adviser as a result of business conducted by Delegate. Adviser will examine such policies to determine whether potential conflicts of interest of Delegate are minimized by these Policies, Procedures and Practices.


B.As Delegate will vote proxies in accordance with the proxy voting guidelines described in Section III, Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between Adviser and a client as to how proxies are voted.


C.In the event that an Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III, such Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time.
 Such questionnaire will require specific information, including the reasons the Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between Adviser and the client with respect to the voting of the proxy in that manner.


The Proxy Committee will review the questionnaire completed by the Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between Adviser and the client with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.


In the event that the Proxy Committee determines that such vote will not present a material conflict between Adviser and the client, the Proxy Committee will make a determination whether to vote such proxy as recommended by the Investment Professional. In the event of a determination to vote the proxy as recommended by the Investment Professional, an authorized member of the Proxy Committee shall instruct Delegate to vote in such manner with respect to such client or clients.


In the event that the Proxy Committee determines that the voting of a proxy as recommended by the Investment Professional presents a material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Delegate shall vote such proxy in accordance with the proxy voting guidelines described in Section III; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) instruct Delegate or engage another independent third party to determine how to vote the proxy.


D.In the event that the proxy voting guidelines described in Section III state that an issue shall be voted on a "case-by-case" basis or do not otherwise address how a proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.


In the event that the Proxy Committee determines that such vote will not present a material conflict between Adviser and the client, an authorized member of the Proxy Committee shall instruct Delegate to vote in such manner with respect to such client or clients.


In the event that the Proxy Committee determines that such vote presents a material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) disclose such conflict to the client or clients and obtain written direction from the client as to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) instruct Delegate or engage another independent third party to determine how proxies should be voted.

E.Material conflicts cannot be resolved by simply abstaining from voting.


VI.  RECORDKEEPING
------------------

 1) Adviser will maintain records relating to the implementation of these proxy voting policies and procedures, including: a copy of these policies and procedures which shall be made available to clients, upon request;


 2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or Delegate);

 3) a record of each vote cast (which Delegate may maintain on Adviser's behalf);

 4) a copy of each questionnaire completed by any Investment Professional under
  Section V above;

 5) any other document created by Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision (including, without limitation, the matters outlined in Section V.D above); and

 6) each written client request for proxy voting records and Adviser's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.


 VII.   DISCLOSURE
------------------

Except as otherwise required by law, Adviser has a general policy of not disclosing to any issuer or third party how Adviser or its voting delegate voted a client's proxy.


September 30, 2004







                           COLUMBUS CIRCLE INVESTORS
                              PROXY VOTING POLICY
                                      2006

I. PROCEDURES
   ----------

  Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients' investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.


  For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.


  In addition to voting proxies for clients, Columbus Circle:


 1) provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV, Part II disclosure brochure, which is available to any clients upon request;

 2) applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

 3) keeps records of proxy voting available for inspection by each client or governmental agencies - to both determine whether the votes were consistent with policy and to determine all proxies were voted;

 4) monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

 5) maintains this written proxy voting policy, which may be updated and supplemented from time to time;

  Frank Cuttita, Columbus Circle's Chief Administrative Officer and Chief Compliance Officer, will maintain Columbus Circle's proxy voting process.
   Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.


 II. VOTING GUIDELINES
     -----------------

  Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating Committee of Columbus Circle has adopted the following voting parameters.


  To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle's client portfolios which provide information for appropriate monitoring of such delegated responsibilities.


  Columbus Circle has delegated to ISS the authority to vote Columbus Circle's clients' proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review. Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.





A. MANAGEMENT PROPOSALS:

  1.When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.

    . "Normal" elections of directors
    . Approval of auditors/CPA
    . Directors' liability and indemnification
    . General updating/corrective amendments to charter
    . Elimination of cumulative voting
    . Elimination of preemptive rights

   2.When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:

    . Capitalization changes that eliminate other classes of stock and voting rights
    . Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.
    . Stock purchase plans with an exercise price of not less than 85% FMV
    . Stock option plans that are incentive based and not excessive
    . Reductions in supermajority vote requirements
    . Adoption of antigreenmail provisions

  3.When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:

    . Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders
    . Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders
    . Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
    . Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions
    . Classified or single-slate boards of directors
    . Reincorporation into a state that has more stringent anti-takeover and related provisions
    . Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.
    .  Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case
    . Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered
    . Amending articles to relax quorum requirements for special resolutions
    . ^ Re-election of director(s) directly responsible for a company's fraudulent or criminal act
    . ^ Re-election of director(s) who holds offices of chairman and CEO
    . Re-election of director(s) who serve on audit, compensation and nominating committees
    . ^ Election of directors with service contracts of three years, which exceed best practice and any change in control provisions
    . ^ Adoption of option plans/grants to directors or employees of related companies
    . ^ Lengthening internal auditors' term in office to four years







B. SHAREHOLDER PROPOSALS:

  Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.


  1.When voting shareholder proposals, in general, initiatives related to the following items are supported:

    . Auditors should attend the annual meeting of shareholders
    . ^Election of the board on an annual basis
    .  Equal access to proxy process
    . ^Submit shareholder rights plan poison pill to vote or redeem
    . ^Undo various anti-takeover related provisions
    . ^Reduction or elimination of super-majority vote requirements
    . Anti-greenmail provisions
    . ^ Submit audit firm ratification to shareholder votes
    . Audit firm rotations every five or more years
    . Requirement to expense stock options
    . ^ Establishment of holding periods limiting executive stock sales . ^ Report on executive retirement benefit plans
    . ^ Require two-thirds of board to be independent
    . ^ Separation of chairman and chief executive posts

  2.When voting shareholder proposals, in general, initiatives related to the following items are not supported:

    . Requiring directors to own large amounts of stock before being eligible to be elected
    . Restoring cumulative voting in the election of directors
    . Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders
    . Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as
      specific     boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.
    . Restrictions banning future stock option grants to executives except in extreme cases

  3.Additional shareholder proposals require case-by-case analysis

    . Prohibition or restriction of auditors from engaging in non-audit services
      (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)
    . Requirements that stock options be performance-based
    . Submission of extraordinary pension benefits for senior executives under a company's SERP for shareholder approval
    . Shareholder access to nominate board members^
    . Requiring offshore companies to reincorporate into the United States

  Another expression of active involvement is the voting of shareholder proposals. Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.


  Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time.
   Should a particular equity company's policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle's staff participates in national forums and maintains contacts with corporate representatives.


III. CONFLICTS OF INTEREST

  Columbus Circle will monitor its proxy voting process for material conflicts of interest. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.


  Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.


  In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making, Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.

  Eff. 01/20/2006

                         DIMENSIONAL FUND ADVISORS INC.

                             PROXY VOTING POLICIES


The Investment Committee at Dimensional Fund Advisors Inc. (the "Sub-advisor") is responsible for overseeing the Sub-advisor's proxy voting process in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies") and Proxy Voting Guidelines (the "Voting Guidelines") adopted by the Sub-advisor.


 The Sub-advisor votes proxies in a manner consistent with the best interests of the Principal Financial Groups' (the "PIF") Funds. The Sub-advisor analyzes proxy statements on behalf of the PIF Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Sub-advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Sub-advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Sub-advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the PIF Funds, and the interests of the Sub-advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Sub-advisor, subsequent to voting, will fully disclose the conflict to PIF.


The Voting Guidelines summarize the Sub-advisor's positions on various issues and give a general indication as to how the Sub-advisor will vote proxies on each issue. The Sub-advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Sub-advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Sub-advisor believes that a PIF Fund's best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Sub-advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Sub-advisor believes would be in the best interest of the PIF Funds. Pursuant to the Voting Guidelines, the Sub-advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director's liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders;
(ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Sub-advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Sub-advisor will generally consider on an individual basis such proposals as:
(i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.


Under certain circumstances, the Sub-advisor may not be able to vote proxies or the Sub-advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Sub-advisor does not vote proxies on non-U.S. securities due to local restrictions, customs, other requirements or restrictions or anticipated expenses. The Sub-advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and to the extent it is appropriate, the Sub-advisor generally implements uniform voting procedures for all proxies of a country. The Sub-advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Sub-advisor's decision of whether or not to vote.

                             EMERALD ADVISERS, INC.
                              PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote. It is EAI's policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund's management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:


 1) Selecting proper directors

 2) Insuring that these directors have properly supervised management
 3) Resolve issues of natural conflict between shareholders and managers
  a) Compensation
  b) Corporate Expansion
  c) Dividend Policy
  d) Free Cash Flow
  e) Various Restrictive Corporate Governance Issues, Control Issues, etc.
  f) Preserving Integrity

In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, EAI will exercise its vote in an activist pro-shareholder manner in accordance with the following policies.


I. BOARD OF DIRECTORS

  In theory, the Board represents shareholders, in practice, all too often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders' ongoing financial interest and to properly conduct a board member's oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision-making on behalf of the owners of the corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.


  A. ELECTION OF DIRECTORS, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.
    . Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.
    . Votes should be case in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.
    . Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.
    . Votes should be withheld for directors who nay have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).
    . Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.
    . Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for absences.
    . Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.
    . Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders' views, review management, and provide oversight of the board and their directors.

  B. SELECTION OF ACCOUNTANTS: EAI will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

  C. INCENTIVE STOCK PLANS. EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.

  D. CORPORATE RESTRUCTURING PLANS or company name changes, will generally be evaluated on a case by case basis.

  E. ANNUAL MEETING LOCATION.

    This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. RESOLUTION: EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.


  F.   PREEMPTIVE RIGHTS.

    This is usually a shareholder request enabling shareholders to participate first in any new offering of company common stock. RESOLUTION: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.


  G.  MERGERS AND/OR ACQUISITIONS.

    Each Merger and/or acquisition has numerous ramifications for long term shareholder value. RESOLUTION: After in-depth valuation EAI will vote its shares on a case by case basis.


II.  CORPORATE GOVERNANCE ISSUES

  These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.


  A. PROVISIONS RESTRICTING SHAREHOLDER RIGHTS.

    These provisions would hamper shareholders' ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders' rights to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. RESOLUTION: Vote AGAINST
                                                     ------------------------
    management proposals to implement such restrictions and vote For shareholder
    ----------------------------------------------------------------------------
    proposals to eliminate them.
    ----------------------------


  B. ANTI-SHAREHOLDER MEASURES

    These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interest of shareholders since they do not allow for the most productive use of corporate assets.


    1. CLASSIFICATION OF THE BOARD OF DIRECTORS:
      A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. RESOLUTION: Vote AGAINST proposals to classify the Board and
                    ------------------------------------------------------------
      support proposals (usually shareholder initiated) to implement annual
      ---------------------------------------------------------------------
      election of the Board.
      ----------------------


    2. SHAREHOLDER RIGHTS PLANS (POISON PILLS):
      Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control.
      RESOLUTION: Vote Against proposals to adopt Shareholder Rights Plans, and
      -------------------------------------------------------------------------
      vote For Shareholder proposals eliminating such plans.
      ------------------------------------------------------


    3. UNEQUAL VOTING RIGHTS:
      A takeover defense, also known as superstock, which give holders disproportionate voting rights. EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. RESOLUTION: Vote AGAINST proposals creating different classes of
               ----------------------------------------------------------------
      stock with unequal voting privileges.
      -------------------------------------


    4. SUPERMAJORITY CLAUSES:
      These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. RESOLUTION: Vote AGAINST management proposals
                                  ---------------------------------------------
      to implement supermajority clauses and support shareholder proposals to
      -----------------------------------------------------------------------
      eliminate them.
      ---------------


    5. FAIR PRICE PROVISIONS:

      These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. RESOLUTION: Vote AGAINST management
                                          -----------------------------------
      proposals to implement fair price provisions and vote FOR shareholder
      ---------------------------------------------------------------------
      proposals to eliminate them. CAVEAT: Certain fair price provisions are
      ---------------------------
      legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholders' interest.


    6. INCREASES IN AUTHORIZED SHARES AND/OR CREATION OF NEW CLASSES OF COMMON AND PREFERRED STOCK:
      a. INCREASING AUTHORIZED SHARES.
        EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would indicate stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company. Resolution: On a case by case basis, vote AGAINST management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its rights to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.


      b. CREATION OF NEW CLASSES OF STOCK.
        Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These "blank check" issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders. Resolution: EAI would vote AGAINST
                                            ----------------------------------
        management in allowing the Board the discretion to issue any type of
        --------------------------------------------------------------------
        "blank check" stock without shareholder approval.
        -------------------------------------------------


  C. DIRECTORS AND MANAGEMENT LIABILITY AND INDEMNIFICATION

    These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action. Resolution: On a case by case basis,
                                         ------------------------------------
    EAI votes AGAINST attempts by management to eliminate director's and
    --------------------------------------------------------------------
    management liability for their duty of care.
    --------------------------------------------


  D. COMPENSATION PLANS (INCENTIVE PLANS)

    Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as "golden parachutes" or "tin parachutes" as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
    Resolution: On a case by case basis, vote AGAINST attempts by management to
    ---------------------------------------------------------------------------
    adopt proposals that are specifically designed to grossly or unduly benefit
    ---------------------------------------------------------------------------
    members of executive management in the event of an acquisition.
    ---------------------------------------------------------------


  E. GREENMAIL

    EAI would not support management in the payment of greenmail. Resolution:
                                                                  -----------
    EAI would vote FOR any shareholder resolution that would eliminate the
    ----------------------------------------------------------------------
    possibility of the payment of greenmail.
    ----------------------------------------


  F. CUMULATIVE VOTING

    Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected. Resolution: Cumulative voting tends to serve special
                           ----------------------------------------------------
    interests and not those of shareholders, therefore EAI will vote AGAINST any
    ----------------------------------------------------------------------------
    proposals establishing cumulative voting and For any proposal to eliminate
    --------------------------------------------------------------------------
    it.
    ---


  G. PROPOSALS DESIGNED TO DISCOURAGE MERGERS & ACQUISTIONS IN ADVANCE

    These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluation takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluation an acquisition proposal". Directors are elected to primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviated from those interests. Resolution: EAI will vote AGAINST proposals
                                   -------------------------------------------
    that would discourage the most productive use of corporate assets in
    --------------------------------------------------------------------
    advance.
    --------


  H. CONFIDENTIAL VOTING

    A company that does not have a secret ballot provision had the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote FOR
                                                           --------------------
    proposals to establish secret ballot voting.
    --------------------------------------------


  I.   DISCLOSURE

    Resolution: EAI will vote AGAINST proposals that would require any kind of
                --------------------------------------------------------------
    unnecessary disclosure of business records. EAI will vote For proposals that
    ----------------------------------------------------------------------------
    require disclosure of records concerning unfair labor practices or records
    --------------------------------------------------------------------------
    dealing with the public safety.
    -------------------------------


  J.   SWEETENERS

    Resolution: EAI will vote AGAINST proposals that include what are called
    ------------------------------------------------------------------------
    "sweeteners" used to entice shareholders to vote for a proposal that
    --------------------------------------------------------------------
    includes other items that may not be in the shareholders' best interest. For
    ----------------------------------------------------------------------------
    instance, including a stock split in the same proposal as a classified
    ----------------------------------------------------------------------
    Board, or declaring an extraordinary dividend in the same proposal
    ------------------------------------------------------------------
    installing a shareholders' rights plan (Poison Pill).
    -----------------------------------------------------


  K. CHANGING THE STATE OF INCORPORATION

    If management sets forth a proposal to change the State of Incorporation, the reason for the change is usually to take advantage of another state's liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: ON
                                                                 --------------
    A CASE BY CASE BASIS, EAI will vote AGAINST proposals changing the State of
    ---------------------------------------------------------------------------
    Incorporation for the purposes of their anti-shareholder provisions and will
    ----------------------------------------------------------------------------
    support shareholder proposals calling for reincorporation into a
    ----------------------------------------------------------------
    jurisdiction more favorable to shareholder democracy.
    -----------------------------------------------------


  L. EQUAL ACCESS TO PROXY STATEMENTS

    EAI supports stockholders' rights to equal access to the proxy statement, in the same manner that management has access. Stockholders are owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: EAI
                                                                ---------------
    will support any proposal calling for equal access to proxy statements.
    -----------------------------------------------------------------------


  M.  ABSTENTION VOTES

    EAI supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares "represented" or "cast" at an annual meeting. Only those shares cast favoring or opposing a proposal
                                                 --------------------
    should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: EAI will support any proposal to change a company's
                ---------------------------------------------------------------
    by-laws or articles of incorporation to reflect the proper account for
    ----------------------------------------------------------------------
    abstention votes.
    -----------------


III.  OTHER ISSUES

  On other major issues involving questions of community interest, moral and
  social     concern, fiduciary trust and respect for the law such as:

  A. Human Rights

  B. Nuclear Issues

  C. Defense Issues

  D. Social Responsibility

  EAI, in general supports the position of management. Exceptions to this policy include:


    1. SOUTH AFRICA
      EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.


    2. NORTHERN IRELAND
      EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.


ESSEX INVESTMENT MANAGEMENT COMPANY, LLC

SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Essex views seriously its responsibility to exercise proxy voting authority over securities within its clients' portfolios. As an investment adviser and fiduciary of client assets, Essex utilizes proxy voting policies and procedures intended to protect the value of shareholder investments and are designed to reasonably ensure that Essex votes proxies in the best interest of clients for whom Essex has voting authority. In voting proxies, we seek to both maximize the long-term value of our clients' assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets.


The following, is a summary of the policies and procedures that govern the voting of proxies in situations where Essex is responsible for such voting. Essex clients will either retain proxy voting authority or delegate it to Essex.
 If a client has delegated such authority to Essex (whether in the client's investment management agreement with Essex or otherwise), Essex will vote
proxies for that client.    If a particular client for whom Essex has investment
discretion has not explicitly delegated proxy voting authority to Essex, Essex will vote such client's proxies. .


VOTING AGENT
Essex has contracted with an independent third party, Institutional Shareholders Services ("ISS"), to conduct in-depth proxy research, execute proxy votes, and keep various records necessary for tracking proxy voting actions taken and proxy voting materials for the appropriate client account. ISS specializes in providing a variety of fiduciary-level services related to proxy voting. ISS researches proxy issues and then independent from Essex executes votes.

Essex has adopted ISS' proxy voting policy guidelines as its own and votes Essex's clients' proxies (for those clients over which it has proxy voting authority) according to those policy guidelines. There are three sets of ISS proxy voting policy guidelines adopted by Essex, two for Taft-Hartley Union/Public Plan Sponsor clients (PVS or SIRS proxy voting policy and guidelines) and another, for all other clients, covering U.S. and global
proxies.    It is the client's decision as to which set of guidelines will be used to vote its proxies.


Details of ISS' proxy voting policy guidelines are available upon request.


In extraordinary circumstances, Essex's Proxy Voting Committee ("Committee") and Compliance Officer may actively issue a voting instruction. The Committee is discussed below.

PROXY VOTING COMMITTEE
Essex's Proxy Voting Committee is responsible for deciding what is in the best
interests of clients when determining how proxies are voted.   The Committee
meets at least annually to review and re-approve (if the Committee determines they continue to be reasonably designed to be in the best interest of Essex's clients), ISS' proxy voting policies as Essex's own proxy voting policies. Any changes to the ISS voting policies must be reviewed, approved, and adopted by the Committee at the time the changes occur. The Committee also would become involved in extraordinary circumstances in which Essex decides to exercise it voting discretion.

CONFLICTS OF INTEREST
As noted, Essex has an agreement with ISS as an independent proxy voting agent and Essex has adopted the ISS proxy voting policies. The adoption of the ISS proxy voting policies provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Essex may have to interpret on how to vote proxies in cases where Essex has a material conflict of interest or the appearance of a material conflict of interest.

There may be a situation where ISS itself may have a material conflict with an issuer of a proxy vote for which it is voting on Essex's clients' behalf. In those situations, ISS will fully or partially abstain from voting and Essex's Committee will provide the actual voting recommendation after a review of the vote(s) involved. Essex's Compliance Officer must approve any decision made on such vote prior to the vote being cast.


Essex's Committee and Compliance Officer will also become involved in any other situation, though expected to be rare, where Essex takes voting discretion from
ISS.    In both of the preceding circumstances, the Committee and Essex's
Compliance Officer will work to ensure that prior to a vote being made, conflicts of interest were identified and material conflicts were properly addressed such that the vote was in the best interest of the clients rather than the product of the conflict.


HOW TO OBTAIN VOTING INFORMATION
Clients may obtain information about how Essex voted proxies for securities held in their account(s) or a copy of Essex's full proxy voting policy and procedures by contacting Valerie Sullivan at (617) 342-3241 or at proxyvoting@essexinvest.com.
                     FIDELITY FUND PROXY VOTING GUIDELINES
                    (INCLUDING FUNDS SUB-ADVISED BY FMR CO.
              FOR WHICH FMR CO. HAS BEEN GRANTED VOTING AUTHORITY)
                                   MARCH 2005




I. General Principles


 A) Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.


 B) Non-routine proposals will generally be voted in accordance with the guidelines.

 C) Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Operations Committee or its designee.

 D) Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 E) The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)


 A) Large capitalization company - a company included in the Russell 1000 stock index.


 B) Small capitalization company - a company not included in the Russell 1000 stock index.

 C) Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D) Poison Pill Plan - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 E) Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 F) Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 G) Sunset provision - a condition in a charter or plan that specifies an expiration date.

 H) Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors


 A) Incumbent Directors


  FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority on the election of directors if:


  1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.


    With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

    a)  The poison pill includes a sunset provision of less than 5 years;
    b)The poison pill is linked to a business strategy that will result in greater value for the shareholders; and
    c)Shareholder approval is required to reinstate the poison pill upon expiration.

    FMR will also not consider withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.


  2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.


  3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.


  4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

 B) Indemnification

  FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/ or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.


 C) Independent Chairperson

  FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson.
   However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.


IV. Compensation


 A) Equity Award Plans (including stock options, restricted stock awards, and other stock awards)


  FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:


  1)(a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.


  2)
    In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

    However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

    a)The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;
    b)The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

  3)The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

  4)The granting of awards to non-employee directors is subject to management discretion.

  5)
    In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

  FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:


  1)The shares are granted by a compensation committee composed entirely of independent directors; and

  2)The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B) Equity Exchanges and Repricing

  FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:


  1) Whether the proposal excludes senior management and directors;


  2)Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

  3)
    Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

  4)The company's relative performance compared to other companies within the relevant industry or industries;

  5)
    Economic and other conditions affecting the relevant industry or industries in which the company competes; and

  6)
    Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C) Employee Stock Purchase Plans

  FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.


 D) Employee Stock Ownership Plans (ESOPs)

  FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.


 E) Executive Compensation

  FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.


V. Anti-Takeover Plans


  FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:


 A) The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.


 B) The anti-takeover plan includes the following:

  1)the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;


  2)
    the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

  3)shareholder approval is required to reinstate the anti-takeover plan upon expiration;

  4)the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

  5)the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 C) It is an anti-greenmail proposal that does not include other anti-takeover provisions.

 D) It is a fair price amendment that considers a two-year price history or less.

  FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.


VI. Capital Structure / Incorporation


 A) Increases in Common Stock


  FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.


 B) New Classes of Shares

  FMR will generally vote against the introduction of new classes of stock with differential voting rights.


 C) Cumulative Voting Rights

  FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.


 D) Acquisition or Business Combination Statutes

  FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.


 E) Incorporation or Reincorporation in Another State or Country

  FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.


VII. Auditors


 A) FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.


 B) FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other


 A) Voting Process


  FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.


 B) Regulated Industries

  Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no Fund or group of Funds has acquired control of such organization.


                                                                    October 2003

                         GOLDMAN SACHS ASSET MANAGEMENT
                                   ("GSAM")*

                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect GSAM's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

PUBLIC EQUITY INVESTMENTS

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.


In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.


Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


General Overview


While it is GSAM's policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.


Active Equity


Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.


In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team's research efforts.

As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team's investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company's record and policies on corporate governance practices that may affect shareholder value.


Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team's members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.


Quantitative Equity


Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).


Use of Third-Party Service Providers


We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.


GSAM's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.


Conflicts of Interest


Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.


Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

FIXED INCOME AND PRIVATE INVESTMENTS

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.


EXTERNAL MANAGERS

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. GSAM may, however, retain such responsibilities where it deems appropriate.


CLIENT DIRECTION

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.


                ************************************************


                                                                      APPENDIX A

                  ISS STANDARD PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the "Guidelines"), which form the substantive basis of GSAM's Policy on Proxy Voting for Investment Advisory Clients ("Policy") with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.


  1. Auditors

    Vote FOR proposals to ratify auditors, unless any of the following apply:
    . An auditor has a financial interest in or association with the company, and is therefore not independent,
    . Fees for non-audit services are excessive, or . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

  2. Board of Directors


    a. Voting on Director Nominees in Uncontested Elections
      Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.


    b. Classification/Declassification of the Board
      Vote AGAINST proposals to classify the board.

      Vote FOR proposals to repeal classified boards and to elect all directors annually.


    c. Independent Chairman (Separate Chairman/CEO)
      Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

    d. Majority of Independent Directors/Establishment of Committees
      Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

      Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.


  3. Shareholder Rights


    a. Shareholder Ability to Act by Written Consent
      Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

      Vote FOR proposals to allow or make easier shareholder action by written consent.


    b. Shareholder Ability to Call Special Meetings
      Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

      Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


    c. Supermajority Vote Requirements
      Vote AGAINST proposals to require a supermajority shareholder vote.

      Vote FOR proposals to lower supermajority vote requirements.


    d. Cumulative Voting
      Vote AGAINST proposals to eliminate cumulative voting.

      Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.


    e. Confidential Voting
      Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

      Vote FOR management proposals to adopt confidential voting.


  4. Proxy Contests


    a. Voting for Director Nominees in Contested Elections
      Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.


    b. Reimbursing Proxy Solicitation Expenses
      Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.


  5. Poison Pills

    Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

  6. Mergers and Corporate Restructurings

    Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

  7. Reincorporation Proposals

    Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

  8. Capital Structure

    a. Common Stock Authorization
      Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

      Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

      Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.


    b. Dual-class Stock
      Vote AGAINST proposals to create a new class of common stock with superior voting rights.

      Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

      . It is intended for financing purposes with minimal or no dilution to current shareholders
      . It is not designed to preserve the voting power of an insider or significant shareholder

  9. Executive and Director Compensation

    Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

    Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

    a. Management Proposals Seeking Approval to Reprice Options

    Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
      . Historic trading patterns
      . Rationale for the repricing
      . Value-for-value exchange
      . Option vesting
      . Term of the option
      . Exercise price
      . Participation

    b. Employee Stock Purchase Plans

    Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

    Vote FOR employee stock purchase plans where all of the following apply:
      . Purchase price is at least 85 percent of fair market value;
      . Offering period is 27 months or less; and . Potential voting power dilution is ten percent or less.

    Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

    c. Shareholder Proposals on Compensation
    Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

  10. Social and Environmental Issues

    These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

    In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.
                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                              GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")
                      PROXY VOTING POLICIES AND PROCEDURES




I.INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.


This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.


GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.


II.PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:


 1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;


 2) ensure that proxies are voted and submitted in a timely manner;

 3) handle other administrative functions of proxy voting;

 4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

 5) maintain records of votes cast; and

 6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A.
 GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.


Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III.PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:





 1) Implementing and updating the applicable domestic and global ISS proxy voting guidelines;


 2) Overseeing the proxy voting process; and

 3) Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.


IV.CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.


In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or
(b) seek instructions from its clients.


In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:


 1) GMO has a business relationship or potential relationship with the issuer;


 2) GMO has a business relationship with the proponent of the proxy proposal; or

 3) GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.


V.RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:


 1) a copy of these policies and procedures which shall be made available to clients, upon request;


 2) a record of each vote cast (which ISS maintains on GMO's behalf); and

 3) each written client request for proxy records and GMO's written response to any client request for such records.




Such proxy voting records shall be maintained for a period of five years.


VI.REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.


VII.DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.


Effective:  August 6, 2003




                      ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.





1.AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

.. . An auditor has a financial interest in or association with the company, and is therefore not independent
.. . Fees for non-audit services are excessive, or .. . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees attendance at board meetings corporate governance provisions and takeover activity, long-term company performance responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.




CLASSIFICATION/DECLASSIFICATION OF THE BOARD


Vote AGAINST proposals to classify the board.


Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

 Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent
..
SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.


6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.


7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.


8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
.. . It is intended for financing purposes with minimal or no dilution to current shareholders
.. . It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.




MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
.. . Historic trading patterns
.. . Rationale for the repricing
.. . Value-for-value exchange
.. . Option vesting
.. . Term of the option
.. . Exercise price
.. . Participation



EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
.. . Purchase price is at least 85 percent of fair market value
.. . Offering period is 27 months or less, and .. . Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION


Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.


10.SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.


In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.




                   CONCISE SUMMARY OF ISS GLOBAL PROXY VOTING
                                   GUIDELINES

Following is a concise summary of general policies for voting global proxies.
 In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS
Vote FOR approval of financial statements and director and auditor reports, unless:
.. . there are concerns about the accounts presented or audit procedures used; or .. . the company is not responsive to shareholder questions about specific items that should be publicly disclosed.
..

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
.. . there are serious concerns about the accounts presented or the audit procedures used;
.. . the auditors are being changed without explanation; or .. . nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.


ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:
.. . there are serious concerns about the statutory reports presented or the audit procedures used;
.. . questions exist concerning any of the statutory auditors being appointed; or .. . the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:
.. . the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
.. . the payout is excessive given the company's financial position.



STOCK (SCRIP) DIVIDEND ALTERNATIVE
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.
AMEND QUORUM REQUIREMENTS
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.
DIRECTOR ELECTIONS
Vote FOR management nominees in the election of directors, unless:
.. . there are clear concerns about the past performance of the company or the board; or
.. . the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.


Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

DIRECTOR COMPENSATION
Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.


Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.


Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT
Vote FOR discharge of the board and management, unless:
.. . there are serious questions about actions of the board or management for the year in question; or
.. . legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.



BOARD STRUCTURE
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.



SHARE ISSUANCE REQUESTS
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.



INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
.. . the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

.. . the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.




CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.



PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.



SHARE REPURCHASE PLANS:
Vote FOR share repurchase plans, unless:

.. . clear evidence of past abuse of the authority is available; or .. . the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:
Vote FOR mergers and acquisitions, unless:
.. . the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or .. . the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.


ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:
Vote reincorporation proposals on a CASE-BY-CASE basis.
EXPANSION OF BUSINESS ACTIVITIES:
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
RELATED-PARTY TRANSACTIONS:
Vote related-party transactions on a CASE-BY-CASE basis.
COMPENSATION PLANS:
Vote compensation plans on a CASE-BY-CASE basis.
ANTITAKEOVER MECHANISMS:
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.


Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.





                               Global Proxy Voting
                            Procedures and Guidelines


                                  2006 Edition

                                  April 1, 2006

                            Table of Contents- Global


Part I:      JPMorgan Asset Management Global Proxy-Voting Procedures

             A.   Objective.............................................. 3
             B.   Proxy Committee........................................ 3
             C.   The Proxy Voting Process............................... 3-4
             D.   Material Conflicts of Interest......................... 5
             E.   Escalation of Material Conflicts of Interest........... 5
             F.   Recordkeeping.......................................... 6
                  Exhibit A.............................................. 6



Part II:     JPMorgan Asset Management Global Proxy-Voting Guidelines

             A. North America........................................... 8-21
                  Table of Contents..................................... 9-10
                  Guidelines............................................ 11-21

             B.  Europe, Middle East, Africa, Central America
                  and South America.......................................22-33
                  Table of Contents.......................................23
                  Guidelines..............................................24-33

             C.   Asia (ex-Japan).........................................34-42
                  Table of Contents.......................................35
                  Guidelines..............................................36-42


             D.   Japan................................................   43-44



Part I:  JPMorgan Asset Management Global
                Proxy Voting Procedures


A.    Objective

     As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a "JPMAM Entity" and collectively as "JPMAM") may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures. 1

     These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the "Guidelines"). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.    Proxy Committee

      To oversee the proxy-voting process on an ongoing basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C. The Proxy Voting Process 2

     JPMAM investment professionals monitor the corporate actions of the companies held in their clients' portfolios. To assist JPMAM investment professionals with public companies' proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service ("Independent Voting Service"). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service's analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below).


C.   The Proxy Voting Process - Continued

     Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

     Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator ("Proxy Administrator") for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service's recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, "Overrides"); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

     In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator's duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.


     In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification ("Certification") which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase ("JPMC") Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM'S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients' interests.

     -----------------------
     (1) Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Washington Management Group's proxy voting policies and not the policies of JPMAM. The JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMAM, except, to the extent the JPMAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund. The Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavorial Value Fund, and the UM Small Cap Growth Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.

   (2)The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

D.   Material Conflicts of Interest

     The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a placecountry-regionU.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser's interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM's investment processes and decisions, including proxy-voting decisions, and to protect JPMAM's decisions from influences that could lead to a vote other than in its clients' best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM's predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

     Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM's voting decision.

E.   Escalation of Material Conflicts of Interest

     When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

     Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:
     o    removing certain JPMAM personnel from the proxy voting process;
     o "walling off" personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
     o voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
     o deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

     The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

F.   Recordkeeping

     JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:
     o    a copy of the JPMAM Proxy Voting Procedures and Guidelines;
     o    a copy of each proxy statement received on behalf of JPMAM clients;
     o    a record of each vote cast on behalf of JPMAM client holdings;
     o a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
     o a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
     o a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

     It should be noted that JPMAM reserves the right to use the services of the
     Independent   Voting  Service  to  maintain  certain  required  records  in accordance with all applicable regulations.


                                    Exhibit A

     JPMorgan High Yield Partners LLC
     JPMorgan Investment Advisors Inc.
     Bank One Trust Company, NA
     JPMorgan Chase Bank , NA
     J.P. Morgan Asset Management (placeCityLondon) Limited J.P. Morgan Asset Management (placecountry-regionUK) Limited J.P. Morgan Investment Management Inc.
     J.P. Morgan Investment Management Limited
     JF Asset Management Limited
     JF Asset Management (placecountry-regionSingapore) Limited
     JF International Management Inc.
     Pacholder & Company, LLC
     Security Capital Research & Management Incorporated


Part II: Proxy Voting Guidelines



JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JMPFAM currently has four sets of proxy voting guidelines covering the regions of (1) placeNorth America, (2) placeEurope, placeMiddle East, placeAfrica, placeCentral America and placeSouth America (3) placeAsia (ex-Japan) and (4) placecountry-regionJapan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.


Part II.A: North America Proxy Voting


Part II.A: North America Guidelines Table of Contents

1. Uncontested Director Elections.............................................11

2. Proxy Contests.............................................................11
a. Election of Directors......................................................11
b. Reimburse Proxy Solicitation Expenses......................................11

3. Ratification of Auditors...................................................11

4. Proxy Contest Defenses..................................................12-13
a. Board Structure: Staggered vs. Annual Elections............................12
b. Shareholder Ability to Remove Directors....................................12
c. Cumulative Voting..........................................................12
d. Shareholder Ability to Call Special Meeting................................13
e. Shareholder Ability to Act by Written Consent..............................13
f. Shareholder Ability to Alter the Size of the Board.........................13

5. Tender Offer Defenses...................................................13-14
a. Poison Pills...............................................................13
b. Fair Price Provisions......................................................13
c. Greenmail..................................................................13
d. Unequal Voting Rights......................................................13
e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws......13
f. Supermajority Shareholder Vote Requirement to Approve Mergers..............14

6. Miscellaneous Board Provisions..........................................14-15
a. Separate Chairman and CEO Positions........................................14
b. Lead Directors and Executive Sessions......................................14
c. Majority of Independent Directors..........................................14
d. Stock Ownership Requirements...............................................14
e. Term of Office.............................................................15
f. Director and Officer Indemnification and Liability Protection..............15
g. Board Size.................................................................15
h. Majority Vote Standard.....................................................15

7. Miscellaneous Governance Provisions.....................................15-16
a. Independent Nominating Committee...........................................15
b. Confidential Voting........................................................15
c. Equal Access...............................................................15
d. Bundled Proposals..........................................................15
e. Charitable Contributions...................................................15
f. Date/Location of Meeting...................................................15
g. Include Nonmanagement Employees on Board...................................16
h. Adjourn Meeting if Votes are Insufficient..................................16
i. Other Business.............................................................16
j. Disclosure of Shareholder Proponents.......................................16

8. Capital Structure.......................................................16-17
a. Common Stock Authorization.................................................16
b. Stock Distributions: Splits and Dividends..................................16
c. Reverse Stock Splits.......................................................16
d. Blank Check Preferred Authorization........................................16
e. Shareholder Proposals Regarding Blank Check Preferred Stock................16
f. Adjustments to Par Value of Common Stock...................................16
g. Restructurings/Recapitalizations...........................................17
h. Share Repurchase Programs..................................................17
i. Targeted Share Placements..................................................17

Part II.A: North America Guidelines Table of Contents

9.  Executive and Director Compensation....................................17-18
a.  Stock-based Incentive Plans............................................17-18
b.  Approval of Cash or Cash-and-Stock Bonus Plans............................18
c.  Shareholder Proposals to Limit Executive and Director Pay.................18
d.  Golden and Tin Parachutes.................................................18
e.  401(k) Employee Benefit Plans.............................................18
f.  Employee Stock Purchase Plans.............................................18
g.  Option Expensing..........................................................18
h.  Option Repricing..........................................................18
i.  Stock Holding Periods.....................................................18

10. Incorporation.............................................................19
a.  Reincorporation Outside of the United States..............................19
b.  Voting on State Takeover Statutes.........................................19
c.  Voting on Reincorporation Proposals.......................................19

11. Mergers and Corporate Restructurings......................................19
a.  Mergers and Acquisitions..................................................19
b.  Nonfinancial Effects of a Merger or Acquisition...........................19
c.  Corporate Restructuring...................................................19
d.  Spin-offs.................................................................19
e.  Asset Sales...............................................................19
f.  Liquidations..............................................................19
g.  Appraisal Rights..........................................................19
h.  Changing Corporate Name...................................................19

12. Social and Environmental Issues........................................19-20
a.  Energy and Environment....................................................19
b.  Northern Ireland..........................................................20
c.  Military Business.........................................................20
d.  International Labor Organization Code of Conduct..........................20
e.  Promote Human Rights in China, Nigeria, and Burma.........................20
f.  World Debt Crisis.........................................................20
g.  Equal Employment placeOpportunity and Discrimination......................20
h.  Animal Rights.............................................................20
i.  Product Integrity and Marketing...........................................20
j.  Human Resources Issues....................................................20
k.  Link Executive Pay with Social and/or Environmental Criteria..............20

13. Foreign Proxies...........................................................21

14. Pre-Solicitation Contact..................................................21

Part II.A: placeNorth America Guidelines

1.   Uncontested Director Elections
     Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

     1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

     2) implement or renew a dead-hand or modified dead-hand poison pill; or adopted or renewed apoison pill without shareholder approval since the company's last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption.

     3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

     4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or

     5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or

     6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or

     7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than six public company boards.

     8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a - Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

     9)WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company's internal controls.

     Special attention will be paid to companies that display a chronic lack of shareholder accountability.

2.   Proxy Contests
     2a.  Election of Directors
     Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

     2b.  Reimburse Proxy Solicitation Expenses
     Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

3.   Ratification of Auditors
     Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

     Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

     Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

4.   Proxy Contest Defenses
     4a.  Board Structure: Staggered vs. Annual Elections
     Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company's governing documents contain each of the following provisions:

     1) Majority of board composed of independent directors,

     2) Nominating committee composed solely of independent directors,

     3) Do not require more than a two-thirds shareholders' vote to remove a director, revise any bylaw or revise any classified board provision,

     4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

     5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

     6) Absence of superior voting rights for one or more classes of stock,

     7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

     8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

     4b. Shareholder Ability to Remove Directors
     Vote against proposals that provide that directors may be removed only for cause.

     Vote for proposals to restore shareholder ability to remove directors with or without cause.

     Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     Vote for proposals that permit shareholders to elect directors to fill board vacancies.

     4c.  Cumulative Voting
     Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company's governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

     1) Annually elected board,

     2) Majority of board composed of independent directors,

     3) Nominating committee composed solely of independent directors,

     4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

     5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

     6) Absence of superior voting rights for one or more classes of stock,

     7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

     8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead- hand poison pill).

     4d.  Shareholder Ability to Call Special Meeting
     Vote against proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.

     Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     4e.  Shareholder Ability to Act by Written Consent
     We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders' meeting and matters to be discussed therein seems a reasonable protection of minority shareholder rights.

     We generally vote against proposals to allow or facilitate shareholder action by written consent.

     4f. Shareholder Ability to Alter the Size of the Board Vote for proposals that seek to fix the size of the board.

     Vote against proposals that give management the ability to alter the size of the board without shareholder approval.


5.   Tender Offer Defenses
     5a.  Poison Pills

     Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

     Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

     Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

     5b.  Fair Price Provisions
     Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

     Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

     5c.  Greenmail
     Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

     5d.  Unequal Voting Rights
     Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

     Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

     5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

     Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     5f.  Supermajority Shareholder Vote Requirement to Approve Mergers
     Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

     Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.   Miscellaneous Board Provisions
     6a. Separate Chairman and CEO Positions
     We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

     o Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

                (1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

                (2) Serves as liaison between the chairman and the independent directors,

                (3) Approves information sent to the board,

                (4) Approves meeting agendas for the board,

                (5) Approves meeting schedules to assure that there is
                   sufficient time for discussion of all agenda items,

                (6) Has the authority to call meetings of the independent
                   directors, and

                (7) If requested by major shareholders, ensures that he is available for consultation and direct communication;

     o    2/3 of independent board;

     o    All-independent key committees;

     o    Committee chairpersons nominated by the independent directors;

     o CEO performance is reviewed annually by a committee of outside directors; and

     o    Established governance guidelines.

         Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

     6b.  Lead Directors and Executive Sessions
     In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

     6c.  Majority of Independent Directors
     We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

     Vote for shareholder proposals requesting that the board's audit, compensation, and/or nominating committees include independent directors exclusively.

     Generally vote for shareholder proposals asking for a 2/3 independent board.

     6d.  Stock Ownership Requirements
     Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

     6e.  Term of Office
     Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

     6f. Director and Officer Indemnification and Liability Protection Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

     Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the duty of care.

     Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

     Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company's best interests, and (2) the director's legal expenses would be covered.

     6g.  Board Size
     Vote for proposals to limit the size of the board to 15 members.

     6h.  Majority Vote Standard
     We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company's governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7.   Miscellaneous Governance Provisions
     7a.  Independent Nominating Committee
     Vote for the creation of an independent nominating committee.

     7b.  Confidential Voting
     Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

     Vote for management proposals to adopt confidential voting.

     7c.  Equal Access
     Vote for shareholder proposals that would give significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

     7d.  Bundled Proposals
     Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

     7e.  Charitable Contributions
     Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

     7f.  Date/Location of Meeting
     Vote against shareholder proposals to change the date or location of the shareholders' meeting. No one site will meet the needs of all shareholders.

     7g.  Include Nonmanagement Employees on Board
     Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

     7h.  Adjourn Meeting if Votes are Insufficient
     Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

     7i.  Other Business
     Vote for proposals allowing shareholders to bring up "other matters" at shareholder meetings.

     7j.  Disclosure of Shareholder Proponents
     Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8.   Capital Structure
     8a.  Common Stock Authorization
     Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

     Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

     8b.  Stock Distributions: Splits and Dividends
     Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance as measured by total shareholder returns.

     8c.  Reverse Stock Splits
     Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company's industry and performance in terms of shareholder returns.

     Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

     8d.  Blank Check Preferred Authorization
     Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

     Vote for proposals to create "blank check" preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

     Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

     Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance as measured by total shareholder returns.

     8e.  Shareholder Proposals Regarding Blank Check Preferred Stock
     Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

     8f.  Adjustments to Par Value of Common Stock
     Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

     8g.  Restructurings/Recapitalizations
     Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. Consider the following issues:

     Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

     Change in Control--Will the transaction result in a change in control of the company?

     Bankruptcy--Generally,    approve    proposals   that    facilitate    debt
     restructurings unless there areclear signs of self-dealing or other abuses.

     8h.  Share Repurchase Programs
     Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     8i.  Targeted Share Placements
     These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.   Executive and Director Compensation
     9a.  Stock-based Incentive Plans
     Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

     Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

     Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote-- even in cases where the plan cost is considered acceptable based on the quantitative analysis.

     We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company's most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company's most recent three-year burn rate exceeds two percent of common shares outstanding.

     For companies in the Russell 3000 we will generally vote against a plan when there is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

     9b.  Approval of Cash or Cash-and-Stock Bonus Plans
     Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

     9c.  Shareholder Proposals to Limit Executive and Director Pay
     Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

     Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

     Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

     9d.  Golden and Tin Parachutes
     Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

     9e.  401(k) Employee Benefit Plans
     Vote for proposals to implement a 401(k) savings plan for employees.

     9f.  Employee Stock Purchase Plans
     Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

     Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee's contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

     9g.  Option Expensing
     Generally, vote for shareholder proposals to expense fixed-price options.

     9h.  Option Repricing
     In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

     9i.  Stock Holding Periods
     Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

     9j.  Transferable Stock Options
     Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.


10. Incorporation
     10a. Reincorporation Outside of the placecountry-regionUnited States Generally speaking, we will vote against companies looking to reincorporate outside of the placecountry-regionU.S.

     10b. Voting on State Takeover Statutes
     Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).
     10c. Voting on Reincorporation Proposals
     Proposals to change a company's state of incorporation should be examined on a case-by-case basis. Review management's rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11. Mergers and Corporate Restructurings
     11a. Mergers and Acquisitions
     Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

     11b. Nonfinancial Effects of a Merger or Acquisition
     Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

     11c. Corporate Restructuring
     Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, "going private" proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

     11d. Spin-offs
     Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     11e. Asset Sales
     Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     11f. Liquidations
     Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     11g. Appraisal Rights
     Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

     11h. Changing Corporate Name Vote for changing the corporate name.

12. Social and Environmental Issues
     12a. Energy and Environment
     Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

Vote for proposals that request companies to outline their preparedness to comply with the Kyoto Protocol. Vote case-by-case on disclosure reports that seek additional information.


12b. Northern Ireland
     Vote case-by-case on proposals pertaining to the MacBride Principles.

     Vote case-by-case on disclosure reports that seek additional information about progress being made toward eliminating employment discrimination.

     12c. Military Business
     Vote case-by-case on defense issue proposals.

     Vote case-by-case on disclosure reports that seek additional information on military-related operations. 12d. International Labor Organization Code of Conduct Vote case-by-case on proposals to endorse international labor organization code of conducts.

     Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

     12e. Promote Human Rights in China, Nigeria, the Sudan and Burma
     Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

     Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

     12f. World Debt Crisis
     Vote case-by-case on proposals dealing with third world debt.

     Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.

     12g. Equal Employment placeOpportunity and Discrimination
     Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

     Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

     12h. Animal Rights
     Vote case-by-case on proposals that deal with animal rights.

     12i. Product Integrity and Marketing
     Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

     Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

     12j. Human Resources Issues
     Vote case-by-case on proposals regarding human resources issues.

     Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

     12k. Link Executive Pay with Social and/or Environmental Criteria
     Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

     Vote case-by-case on disclosure reports that seek additional information regarding this issue.





13. Foreign Proxies
     Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in placeCityLondon. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14. Pre-Solicitation Contact
     From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

     What is material non-public information?
     The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:
     o    a pending acquisition or sale of a substantial business;
     o financial results that are better or worse than recent trends would lead one to expect;
     o    major management changes;
     o    an increase or decrease in dividends;
     o calls or redemptions or other purchases of its securities by the company;
     o    a stock split, dividend or other recapitalization; or
     o financial projections prepared by the Company or the Company's representatives.

     What is pre-solicitation contact?
     Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

     Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

     It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

Part II.B: Europe, Middle East, Africa, Central America and South America Proxy Voting

Part II.B: Europe, Middle East, Africa, Central America and South America Guidelines Table of Contents

1.   Reports & Accounts.......................................................24
a.   Annual Report............................................................24
b.   Remuneration Report......................................................24

2.   Dividends................................................................24

3.   Auditors.................................................................24
a.   Auditor placeCityIndependence............................................24
b.   Auditor Remuneration.....................................................24

4.   Boards...............................................................25-26
a.   Chairman & CEO...........................................................25
b.   Board Structure..........................................................25
c.   Board Size...............................................................25
d.   Board placeCityIndependence..............................................25
e.   Board Committees......................................................25-26

5.   Directors ............................................................26-27
a.   Directors' Contracts.....................................................26
b.   Executive Director Remuneration..........................................26
c.   Director Liability.......................................................27
d.   Directors over 70........................................................27

6.   Non-Executive Directors .................................................27
a.   Role of Non-Executive Directors..........................................27
b.   Director placeCityIndependence...........................................27
c.   Non-Executive Director Remuneration......................................27
d.   Multiple Directorships...................................................27
e.   Investment Trust Directors...............................................27

7.   Issue of Capital........................................................28
a.   Issue of Equity..........................................................28
b.   Issue of Debt............................................................28
c.   Share Repurchase Programmes..............................................28

8.   Mergers/Acquisitions.....................................................28

9.   Voting Rights............................................................28

10.  Share Options/Long-Term Incentive Plans (L-TIPs)........................29
a.   Share Options............................................................29
b.   Long-Term Incentive Plans (L-TIPs).......................................29

11.  Others...............................................................29-30
a.   Poison Pills.............................................................29
b.   Composite Resolutions....................................................30
c.   Social/Environmental Issues..............................................30
d.   Charitable Issues........................................................30
e.   Political Issues.........................................................30

12.  Activism..............................................................30-32
a.   Shareholder Activism and Company Engagement..............................30
b.   Activism Policy.......................................................31-32

13.  Sustainability........................................................32-33
a.   Sustainability Statement.................................................32
b.   Sustainability Policy.................................................32-33

Part II.B: Europe, Middle East, Africa, Central America and South America Guidelines

1.   Reports & Accounts
     1a.  Annual Report
     Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).

     The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist. For placecountry-regionUK companies, a statement of compliance with the Combined Code should be made, together with detailed explanations regarding any area of non-compliance.

     Legal disclosure varies from market to market. If, in our opinion, a company's standards of disclosure (while meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

     1b.  Remuneration Report
     The remuneration policy as it relates to senior management should be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of executive directors' emoluments. We will endeavour to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report if we feel that the explanation is insufficient.

     See Executive Director Remuneration

2.   Dividends
     Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if the earnings and cash cover are inadequate and we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

3.   Auditors
     3a.  Auditor placeCityIndependence
     Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JPMF will vote against the appointment or reappointment of auditors who are not perceived as being independent. The length of time both the audit company and the audit partner have served in their capacity with a given company may be a factor in determining independence.

     3b.  Auditor Remuneration
     Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit Committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company's total expenditure on consultancy, and there should be a mechanism in place to ensure that consultancy work is put out to competitive tender.

     We would oppose non-audit fees consistently  exceeding audit fees, where no
     explanation  was  given  to  shareholders.   Audit  fees  should  never  be
     excessive.

     See Audit Committee

4.   Boards
     4a.  Chairman & CEO
     The Combined Code states that there should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMF believes that the roles of Chairman and Chief Executive Officer should normally be separate. JPMF will generally vote against combined posts.

     4b.  Board Structure
     JPMF is in favour of unitary boards of the type found in the placecountry-regionUK, as opposed to tiered board structures. We agree with the Combined Code, which finds that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for reelection on a regular basis.

     JPMF will generally vote to encourage the gradual phasing-out of tiered board structures, in favour of unitary boards. However, tiered boards are still very prevalent in markets outside the placecountry-regionUK and local market practice will always be taken into account.

     4c.  Board Size
     Boards with more than 20 directors are deemed excessively large, and JPMF will exercise its voting powers in favour of reducing large boards wherever possible.

     4d.  Board placeCityIndependence
     JPMF believes that a strong independent element to a board is essential to the effective running of a company. The Combined Code states that the calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board's decisions.

         We agree with the ICGN, and the findings of the Higgs Review, that the majority of a board of directors should be independent, especially if the company has a joint Chairman/CEO. However, as a minimum, all boards should have at least three independent non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.

         JPMF will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

     See Non Executive Directors

     4e.  Board Committees
     Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

          (i)   Nomination Committee
                There should be a formal nomination process for the appointment of Directors with both executive and non-executive representation. Nomination Committees should be majority-independent.

          (ii)  Remuneration Committee

               Boards should appoint Remuneration Committees consisting exclusively of independent non-executive directors, with no personal financial interest in relation to the matters to be decided, other than their fees and their shareholdings. Non-executive directors should have no potential conflicts of interest arising from cross-directorships and no day-to-day involvement in the running of the business. We would oppose the re-election of any non- executive director who, in our view, had failed to exercise sound judgement on remuneration issues.

               Responsibility for the remuneration report (where applicable) should lie with the Remuneration Committee.

                See Remuneration Report

     4e.   Board Committees - Continued

          (iii) Audit Committee

               An Audit Committee should be established consisting solely of non-executive directors, who should be independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of up-to-date financial literacy and there should be written terms of reference which deal clearly with their authority and duties. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff presence, and they should have an explicit right of unrestricted access to company documents and information. The Committee should have the authority to engage independent advisers where appropriate and also should have responsibility for selecting and recommending to the board, the external auditors to be put forward for appointment by the shareholders in general meeting. The Committee should monitor and review the scope and results of internal audit work on a regular basis. The Committee should be able to give additional assurance about the quality and reliability of financial information used by the board and public financial statements by the company.

5.   Directors
     5a.  Directors' Contracts

     JPMF believes that there is a strong case for directors' contracts being of one year's duration or less. This is in line with the findings of recent UK Government committees as well as the view of the NAPF and ABI. However, JPMF always examines these issues on a case-by-case basis and we are aware that there will occasionally be a case for contracts of a longer duration in exceptional circumstances, in order to secure personnel of the required calibre.

     Generally, we encourage contracts of one year or less and vote accordingly. Unless the Remuneration Committee gives a clearly-argued reason for contracts in excess of one year, we will vote against the re-election of any director who has such a contract, as well as consider the re-election of any director who is a member of the Remuneration Committee.

     Directors' contracts increasingly contain special provisions whereby additional payment becomes due in the event of a change of control. We agree with the view of the NAPF and ABI that such terms are inappropriate and should be discouraged and, under normal circumstances, we will use our voting power accordingly.

     Market practice globally regarding the length of directors' service contracts varies enormously, and JPMF is cognisant that it would be inappropriate to enforce placecountry-regionUK standards in some other markets. To this end, JPMF takes into account local market practice when making judgements in this area.

     5b.  Executive Director Remuneration
     Executive remuneration is, and will remain, a contentious issue, particularly the overall quantum of remuneration. However, company policy in this area cannot be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of Remuneration Committees. Any remuneration policy should be transparent and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report.

     JPMF will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent Remuneration Committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans.

     We strongly believe that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least one year's salary, in order to align fully their interests with the interests of shareholders.

     See Stock Options and Long-Term Incentive Plans (L-TIPs)

     See Remuneration Report

     5c.  Director Liability

     In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

     JPMF will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

     5d.  Directors over 70
     While special requirements for directors over 70 have their roots in company legislation (in the UK) as well as various corporate governance guidelines, JPMF considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.

6.   Non-Executive Directors
     6a.  Role of Non-Executive Directors
     As stated earlier in these guidelines, JPMF believes that a strong independent element to a board is essential to the effective running of a company. We will use our voting power to ensure that a healthy independent element to the board is preserved at all times and to oppose the re-election of non- executive directors whom we no longer consider to be independent.

     In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets' differing attitudes to director independence.

     In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

     Audit and Remuneration Committees should be composed exclusively of independent directors.

     6b.  Director placeCityIndependence
     We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

     A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer be deemed to be independent.

     6c.  Non-Executive Director Remuneration
     JPMF strongly believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded options.

     6d.  Multiple Directorships
     In order to be able to devote sufficient time to his or her duties, we would not normally expect a non- executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

     We agree with the findings of the Higgs Report in the placecountry-regionUK that no single individual should chair more than one major listed company.

     6e.  Investment Trust Directors
     In the placecountry-regionUK, the boards of investment trust companies are unusual in being normally comprised solely of non-executive directors, the majority of whom are independent of the management company. We believe this to be appropriate and expect boards to comply with the Combined Code, except where such compliance is clearly inappropriate (e.g. Nomination Committees). Given the highly specialised nature of these companies it is particularly important that the board contains the correct mix of skills and experience.

7.   Issue of Capital
     7a.  Issue of Equity
     In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JPMF believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

     JPMF will vote in favour of increases in capital which enhance a company's long-term prospects. We will also vote in favour of the partial suspension of pre-emptive rights if they are for purely technical reasons (e.g. rights offers which may not be legally offered to shareholders in certain jurisdictions).

     JPMF will vote against increases in capital which would allow the company to adopt "poison pill" takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long term.

     7b.  Issue of Debt
     Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

     JPMF will vote in favour of proposals which will enhance a company's long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.


     7c.  Share Repurchase Programmes
     Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JPMF will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

     We will vote against such programmes when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

8.   Mergers/Acquisitions
     Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JPMF will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value though other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

9.   Voting Rights
     JPMF believes in the fundamental principle of "one share, one vote." Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder's equity capital commitment to the company.

     Similarly, we will generally oppose amendments to require supermajority (i.e. more than 51%) votes to approve mergers, consolidations or sales of assets or other business combinations.

10.  Share Options/Long-Term Incentive Plans (L-TIPs)
     10a. Share Options
     Share option schemes should be clearly explained and fully disclosed to both shareholders and participants, and put to shareholders for approval. Each director's share options should be detailed, including exercise prices, expiry dates and the market price of the shares at the date of exercise. They should take into account maximum levels of dilution, as set out in ABI, NAPF and similar guidelines. Full details of any performance criteria should be included. Share options should never be issued at a discount, and there should be no award for below-median performance. In general, JPMF will vote in favour of option schemes, the exercise of which requires that challenging performance criteria be met.

     Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

     We will generally vote against the cancellation and reissue, retesting or repricing, of underwater options.

     10b. Long-Term Incentive Plans (L-TIPs)
     A Long-Term Incentive Plan ("L-TIP") can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

     JPMF, in agreement with the stipulations of the Combined Code, feels that the performance-related elements of any L-TIP should be designed to give directors keen incentives to perform at the highest levels, and that grants under such schemes should be subject to performance criteria which are challenging and which reflect the company's objectives.

     Ideally, the L-TIP should use a methodology such as total shareholder return ("TSR"), coupled with a financial underpin such as growth in earnings per share ("EPS"). Performance should be benchmarked against an appropriate comparator group of companies and a graph of recent performance should be included. Awards should increase on a straight-line basis, with a maximum award only vesting for the very highest performance. As with share option schemes, there should be no award for below-median performance. Any beneficiary should be encouraged to retain any resultant shares for a suitable time.

     In all markets JPMF will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding. We would expect Remuneration Committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.

11.  Others
     11a. Poison Pills
     Poison pills, or shareholder rights plans, are designed to give shareholders of a target company the right to purchase shares of the acquiring company, the target company, or both at a substantial discount from market value. These rights are exercisable once a predefined "triggering event" occurs, generally a hostile takeover offer or an outsider's acquisition of a certain percentage of stock. Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.

     In reaching its voting position, the Committee has reviewed and continues to review current takeover events. However, it has concluded that there is no clear evidence that poison pills deter takeover offers or defeat takeover attempts, and are, in fact, sometimes used as tools to entrench management.

     JPMF will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.

     11b. Composite Resolutions

     Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or "bundled" resolutions, depending on the context.

     11c. Social/Environmental Issues
     The Committee reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless, from time to time, a company's response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered in determining our vote.

     Where  management  is  proposing  changes with a social,  environmental  or
     ethical   dimension,   these  proposals  should  be  in  line  with  JPMF's
     Sustainability Policy.

     See Sustainability

     11d. Charitable Issues
     Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

     11e. Political Issues
     JPMF does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.

12.  Activism
     12a. Shareholder Activism and Company Engagement
     In November 2002, the Institutional Shareholders' Committee ("ISC"), comprising the trade bodies of the UK's investing institutions, published a Statement of Principles which sets out the responsibilities of institutional shareholders in respect of investee companies. JPMF endorses the ISC Principles, which are set out below:

     "Institutional   shareholders   and/or   agents   in   relation   to  their
     responsibilities in respect of investee companies ... will:

     o    set out their policy on how they will discharge their responsibilities
          - clarifying the priorities attached to particular issues and when they will take action

     o monitor the performance of and establish, where necessary, a regular dialogue with investee companies

     o    intervene where necessary

     o    evaluate the impact of their activism

     o    report back to clients/beneficial owners"

     It is important to note that the above only applies in the case of placecountry-regionUK companies, irrespective of their market capitalisation, although there will be occasions when intervention is not appropriate for reasons of cost-effectiveness or practicability. However, JPMF will continue to intervene outside the placecountry-regionUK where we believe this to be necessary in order to protect our clients' interests.

     The full text of the Principles is available from JPMF or it can be found on the Investment Management Association web-site (www.investmentuk.org)

     12b. Activism Policy
          (i)   Discharge of Responsibilities
                  a) Our primary responsibility is to protect our clients' interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.

b) Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients' portfolios are constructed. While we attach considerable importance to meetings with management (and several hundred take place in the placecountry-regionUK each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.

                      c) As noted in our Corporate Governance Guidelines we expect companies to comply with the standards of corporate governance set out in the Combined Code and will use our votes to encourage compliance.

                      d) Where appropriate, we will engage with companies in which client assets are invested if they fail to meet our requirements with regard to corporate governance and/or performance. Engagement on corporate governance issues such as remuneration and board structures is ongoing and does not only occur at the time of an AGM. Performance issues where more active intervention is appropriate will include failure to achieve strategic targets for the development of the business or perceived weaknesses in the management structure. The approach involves active discussion with company management and directors and, if necessary, participation in action groups, but not direct involvement in management.

                      e) Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients' best interests.

                  f) Our policy is to vote at all placecountry-regionUK company meetings on behalf of all clients where we have authority to do so.

          (ii)  Monitor Performance
                As noted above the monitoring of company performance is a key part of our investment processes. Our voting records are available to clients and serve to demonstrate, among other things, our support or otherwise for a company's board structure and remuneration policies. All votes against company management are minuted and signed off by the Proxy Committee. In addition we maintain a log of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JPMF.

          (iii) Intervening Where Necessary
                 a) As we have an active approach to proxy voting we do, in one sense, intervene frequently in company affairs and will vote against or abstain on resolutions at company meetings where we believe it to be in the best interests of our clients. Whenever we intend to vote against management, we speak with the company in order to ensure that they are fully informed of the reasons for the policy to which we are opposed and to give management an opportunity to amend that policy. The evidence is that by consistently seeking compliance with best practice we do, over time, influence company behaviour.

                   b) JPMF does not intervene directly in the management of
                      companies. However, we will arrange to meet with senior management where a company has failed to meet our expectations, but we believe that the potential of the company still justifies retention in our clients' portfolios. On such occasions we expect management to explain what is being done to bring the business back on track. If possible we try to avoid being made insiders as this constrains our ability to deal in the stock. In the small capitalisation end of the market, more aggressive intervention is more common, but still infrequent, as we may hold a significant percentage of a company's equity. In such circumstances we will frequently raise our concerns first with the company's brokers or advisers.

          (iv)  Evaluating and Reporting

                We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies' governance policies as a part of our investment research and take comfort from good governance. Thus, one measure of success of our monitoring is the extent to which our investment strategy achieves our clients' investment objectives. Where we have pushed for change, either in governance policies or in business strategy, we measure success by the extent that change is forthcoming and whether our clients benefit as a result.

                Reports detailing our engagement activity are available to clients on a quarterly basis.

13.  Sustainability
     13a. Sustainability Statement
     From dateYear2000Day3Month73rd July 2000, trustees of occupational pension schemes in the placecountry-regionUK have been required to disclose their policy on Corporate Social Responsibility ("CSR") in their Statement of Investment Principles.

     JPMF has had experience of tailoring portfolios to meet individual ethical requirements for over fifty years. We believe that we operate to the highest standards and that our ethical screens will meet the requirements of most clients. For pension fund clients, who are not permitted to exclude specific areas of investment from their portfolios, we have developed a number of strategies to positively target companies with superior social, ethical and environmental credentials.

     For institutional clients such as charitable foundations and endowments, where the legal framework for ethical and socially responsible investing is less restrictive, JPMF has substantial experience over a long period of time of managing ethically-constrained portfolios. This service is client-preference led and flexible, and forms part of our charitable sector specialist investment services.

     For clients who have not specified individual social or environmental criteria in their guidelines, these issues are still taken into account by analysts and portfolio managers as part of the overall stock selection process, and certain engagement activity is still undertaken by JPMF on their behalf. This is detailed in the following section.

     13b. Sustainability Policy
     Where JPMF engages with companies on broader sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JPMF will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.

     Where sustainability issues are the subject of a proxy vote, JPMF will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value. 13b. Sustainability Policy - Continued

     In formulating our Sustainability Policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a company in an extractive industry or the defence industry will not be automatically marked down because their sector is perceived as "unfriendly." Similarly, a company in a low-impact industry such as financial services will still be expected to have in place detailed policies and rigorous oversight of its environmental impact. JPMF is committed to improving standards of CSR among all of the companies in which it invests its clients' assets as part of an inclusive positive engagement strategy. We would normally expect companies to publish a statement on CSR within their Annual Report, or to provide a separate CSR report to shareholders.

     The current focus of this engagement process is on placecountry-regionUK companies. However, social and environmental issues are taken into account for overseas companies on a wider basis where appropriate as described previously. It is anticipated that our sustainability program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.



Part II.C: Asia (ex-Japan) Proxy Voting

Part II.C:Asia Ex-Japan Proxy Voting Guidelines

Table of Contents


I    Principles...........................................................36

II   Policy and Procedures.............................................37-38
     1.  Proxy Committee..................................................37
     2.  Voting...........................................................37
     3.  Engagement.......................................................37
     4.  Conflicts of Interest............................................38

III  Voting Guidelines.................................................38-42
     1.  Reports & Accounts...............................................38
     2.  Dividends........................................................38
     3.  Auditors.........................................................38
     4.  Boards...........................................................39
     5.  Directors........................................................39
     6.  Non-Executive Directors..........................................40
     7.  Issue of Capital..............................................40-41
     8.  Mergers/Acquisitions.............................................41
     9.  Voting Rights....................................................41
     10. Share Options/Long-Term Incentive Plans (L-TIPs).................41
     11. Others...........................................................41

IV   Activism.............................................................42

V    Sustainability.......................................................42

Part II.C: placeAsia Ex-Japan Proxy Voting Guidelines

I.       PRINCIPLES

         JF Asset Management ("JFAM") is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients' assets and we expect those companies to demonstrate high standards of governance in the management of their business.

         We have set out below the principles which provide the framework for our corporate governance activity. Although the policies and guidelines set out in this document apply to placeHong Kong and therefore principally concern accounts managed from the placeHong Kong office, our colleagues in placeCityLondon, StateNew York and placeCityTokyo have similar standards, consistent with law and best practice in these different locations.

1. Fiduciary priority. Our clients appoint us to manage their assets in order to maximise the likelihood of meeting or exceeding their investment objectives at acceptable risk levels. Every decision to buy, hold or sell any security will be consistent with that overriding objective.

2. Evaluation. Our clients expect us, as their delegates, to monitor the governance of companies in which we have invested their assets.

3. Engagement. We encourage excellence in the management of companies through the considered application of our corporate governance policies and guidelines. We welcome consultation by companies with their leading shareholders on corporate governance issues.

4. Proxy voting. Company management is accountable to the shareholders, our clients. It is our responsibility to ensure this is recognised through the considered use of our clients' votes.

5. Litigation and Joint Working Parties. JFAM will align itself with other shareholders, for example, by joining class action suits or working parties as local practice dictates, where we are convinced that this is in the best interests of our clients.

6. Disclosure. JFAM's corporate governance guidelines and policies are available to clients and companies alike. We believe that they conform to best practice and we are prepared to discuss them openly with other interested parties.

7. Ongoing commitment. JFAM is committed to reviewing its corporate governance principles, policies and guidelines to ensure that they fully reflect our interpretation of best market practice.




     JF Asset Management
     Hong Kong Proxy Committee

II.      POLICY and PROCEDURES

         JF Asset Management ("JFAM") manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of JFAM to vote in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security.

         1. Proxy Committee

         The Hong Kong Proxy Committee has been established to oversee the proxy voting process in the placeAsia ex-Japan region on an ongoing basis. It is composed of the Proxy Administrator and senior officers from the Investment, Compliance and Risk Management Departments. The main functions of the Proxy Committee are to review the Proxy Voting Guidelines to ensure they are aligned with best practice; and to provide advice and recommendations on general proxy voting matters as well as on specific voting issues as they occur. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. It meets quarterly, or more frequently as circumstances dictate and its minutes are circulated to senior management including the Asia Risk Committee to whom it reports.

         2. Voting

         As these Guidelines represent what we consider to be in the best financial interests of our clients, we would normally expect clients to allow us to use them as a template for voting. However, we recognise that in certain circumstances further analysis may be required.

         In view of our overriding fiduciary duty to act in the best interest of our clients, the Guidelines are an indication only of JFAM's voting policy. The portfolio manager has discretion to override the policy should individual circumstances dictate.

         Our Guidelines are primarily targeted at companies listed on main stock exchanges. It is sometimes difficult for smaller companies to apply the same corporate governance standards and we would look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.

         For markets in placeAsia ex-Japan, we will generally abstain from voting at AGMs on the grounds that the matters normally considered at such meetings are of a routine and non-contentious nature. To ensure we fulfil our fiduciary obligation to always act in our clients' best interests, we will review each AGM notice to check whether there are any non-routine matters such as company reorganisations/restructurings, takeover/merger and senior management compensation plans included therein. If any such matters are identified then we will consider each one individually so that our clients' best interests are served. Also, certain markets require that shares are blocked from trading in order to be tendered for voting purposes. In these instances, it may be in our clients' best interests to abstain from voting in order to preserve the ability to trade. For these countries, a decision will be taken on a case-by-case basis by the research analyst in conjunction with the portfolio manager in order to determine how our clients' best interests are served.

         Situations can sometimes arise where more than one JFAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JFAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

         3. Engagement

         We regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important. We consider that these dialogues have been useful and plan to expand this approach.

         4. Conflicts of Interest

         In order to maintain the integrity and independence of JFAM's proxy-voting decisions, JPMorgan Chase (including JPMAM) has established formal barriers designed to restrict the flow of information between JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals.

         Where a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with the Proxy Committee, evaluates the potential conflict and determines whether an actual conflict exists. In the event that this is the case, they make a recommendation on how to vote the proxy. A record of such decisions is available to clients on request.

         Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager.

III.     VOTING GUIDELINES

         1. REPORTS & ACCOUNTS

         1a. Annual Report

         Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).

         The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist.

         Legal disclosure varies from market to market. If, in our opinion, a company's standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

         2. DIVIDENDS

         Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

         3. AUDITORS

         3a. Auditor placeCityIndependence

         Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JFAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent.

         3b. Auditor Remuneration

         Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit fees should never be excessive.

         4. BOARDS

         4a. Chairman & CEO

          JFAM believes that it is best practice for the roles of Chairman and Chief Executive Officer to be separate.

         4b. Board Structure

          JFAM is in favour of unitary boards of the type found in placeHong Kong, as opposed to tiered board structures.


         4c. Board Size

          Boards with more than 20 directors are considered to be excessively large.

         4d. Board placeCityIndependence

         JFAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board's decisions.

         We believe that as a minimum, all boards should have at least three non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.

         JFAM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

         4e. Board Committees

         Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

         5. DIRECTORS

         5a. Executive Director's Remuneration

          Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration.

         JFAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees.

         5b. Director's Liability

         In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

         JFAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

         5c. Directors over 70

         JFAM considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.

         6. NON-EXECUTIVE DIRECTORS

         6a. Role of Non-Executive Directors

         As stated earlier in these guidelines, JFAM believes that a strong independent element to a board is important to the effective running of a company.

         In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets' differing attitudes to director independence.

         In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

          Audit and Remuneration Committees should be composed exclusively of independent directors.

         6b. Director placeCityIndependence

         We consider that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

         6c. Multiple Directorships

         In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

         7. ISSUE OF CAPITAL

         7a. Issue of Equity

         In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JFAM believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

          JFAM will vote in favour of increases in capital which enhance a company's long-term prospects.

         7b. Issue of Debt

         Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

         JFAM will vote in favour of proposals which will enhance a company's long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.

         7c. Share Repurchase Programmes

         Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JFAM will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

         We will vote against such programmes when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

         8. MERGERS / ACQUISITIONS

         Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JFAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value through other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

         9. VOTING RIGHTS

         JFAM believes in the fundamental principle of "one share, one vote". Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder's equity capital commitment to the company.

         10. SHARE OPTIONS / LONG-TERM INCENTIVE PLANS (L-TIPs)

         10a. Share Options

         Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

          We  will  generally  vote  against  the   cancellation  and  re-issue,
          re-pricing, of underwater options.

         10b. Long-Term Incentive Plans (L-TIPs)

         A Long-Term Incentive Plan ("L-TIP") can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

         JFAM normally will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding.

         11. OTHERS

         11a. Charitable Issues

         Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

         11b. Political Issues

         JFAM does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.

IV.      ACTIVISM

         Activism Policy

         1. Discharge of Responsibilities

a) Our primary responsibility is to protect our clients' interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.
b) Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients' portfolios are constructed. Whilst we attach considerable importance to meetings with management (and several hundred take place in placeAsia ex-Japan each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.
c) Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients' best interests.

         2. Monitor Performance

         Monitoring of company performance is a key part of our investment processes. We maintain a record of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JFAM.

         3. Evaluating and Reporting

         We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies' governance policies as a part of our investment research and take comfort from good governance.

V.       Sustainability

         Where JFAM engages with companies on broader social, environmental and sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JFAM will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.

         Where social or environmental issues are the subject of a proxy vote, JFAM will consider the issue on a case-by-case basis, keeping in mind at all times the best financial interests of our clients.

         It is anticipated that our SRI program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.

Part II.D: Japan Proxy Voting


Part II.D: Japan Proxy Voting Guidelines

1.   Number of Directors
     To ensure a swift management decision-making process, the appropriate number of directors should be 20 or less.

2.   Director's Tenure
     Director's tenure should be equal to/less than 1 year.

3.   Director's Remuneration
     Remuneration of directors should generally be determined by an independent committee.

4.   Audit fees
     Audit fees must be at an appropriate level.

5.   Capital Increase
     Capital increases will be judged on a case-by-case basis depending on its purpose. Vote against capital increases if the purpose is to defend against a takeover.

6.   Borrowing of Funds
     Vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover.

7.   Share Repurchase Programs
     Vote in favor of share repurchase programs if it leads to an increase in the value of the company's shares.

8.   Payout ratio
     As a general rule, vote against any proposal for appropriation of profits which involves a payout ratio of less than 50% (after taking into account other forms of payouts to shareholders such as share repurchase programs) if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings.

9.   Mergers/Acquisitions
     Mergers and acquisitions must only be consummated at a price representing fair value.

10.  Stock Options
     Stock option programs should generally be publicly disclosed. Programs which result in increases in remuneration despite declines in corporate earnings (such as through a downward adjustment of the exercise price) is generally not acceptable.

11.  Political Contributions
     Do not approve any use of corporate funds for political activities.

12.  Environmental/Social Issues
     Do not take into account environmental/social issues that do not affect the economic value of the company.





                      JACOBS LEVY EQUITY MANAGEMENT, INC.
                      PROXY VOTING POLICIES AND PROCEDURES




                             AS OF JANUARY 1, 2006



I.POLICY



 Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Jacobs Levy has discretion to vote the proxies of its clients, proxies will be voted in the best interests of its clients and in accordance with these policies and procedures.


II.PROXY VOTING PROCEDURES



 Proxies are obtained by the Portfolio Accounting Department through ADP Proxy Edge, a third party application used for proxy notification and voting.
  Portfolio Accounting, headed by the Manager of Portfolio Accounting, reports to the Jacobs Levy Compliance Officer. Portfolio Accountants will:



  a) download share information from client's custodian through ADP Proxy Edge;

  b) reconcile share information between Jacobs Levy's accounting records and the custodian's records and resolve any variances; and

  c) make the initial determination how Jacobs Levy should vote the proxy as dictated by voting guidelines and will load the vote into ADP Proxy Edge.
     Portfolio Accounting will send a package with all supporting documentation to the Manager of Portfolio Accounting. The Manager of Portfolio Accounting is responsible for reviewing and approving the proposed proxy vote (and consulting with the Compliance Officer and/or the Principals, if necessary).
     Once approved, Portfolio Accounting submits the votes electronically through ADP Proxy Edge.

 Where Jacobs Levy retains a third party to assist in coordinating and voting proxies with respect to client securities, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.


III.VOTING GUIDELINES

 Jacobs Levy will vote proxies in the best interests of its clients. Clients can provide specific voting guidelines, which would be implemented for their account. Jacobs Levy believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.


 Jacobs Levy utilizes the services of Institutional Shareholder Services (ISS), a third party provider of proxy analyses and voting recommendations. ISS assigns a proxy issue code to all proxy voting proposals and also issues a voting recommendation. A cumulative listing of ISS proxy issue codes is maintained by Portfolio Accounting. Jacobs Levy will vote proxies in accordance with ISS' recommendations, except as provided in (a) - (d) below:



  a) There are specific proxy issues that Jacobs Levy has identified with respect to which it will vote with management and others with respect to which it will vote against management because Jacobs Levy believes the intent is to entrench management or dilute the value or safety of shares to shareholders. A comprehensive listing of these issues is included as Exhibit A.

  b) It is Jacobs Levy's belief that it is not its place to make moral or social decisions for companies and therefore Jacobs Levy intends to vote with management's recommendations on such issues, as management is in a better position to judge the effects of such decisions on the company.

  c) In certain circumstances, a proxy may include "hidden" additional issues for which Jacobs Levy's position, as noted above, may differ from the overall ISS recommendation. In these instances, Jacobs Levy will not vote with the ISS recommendation.

  d) Any issue with a new ISS proxy issue code will be forwarded to one of the Principals or the Compliance Officer for review and determination of how the proxy should be voted.

IV.CONFLICTS OF INTEREST

  a) The Compliance Officer will identify any conflicts that exist between the interests of Jacobs Levy and its clients. This examination will include a review of the relationship of Jacobs Levy with the issuer of each security to determine if the issuer is a client of Jacobs Levy or has some other relationship with Jacobs Levy or a client of Jacobs Levy.

  b) If a material conflict exists, Jacobs Levy will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the clients or whether some alternative action is appropriate, including, without limitation, following the ISS recommendation.

V.DISCLOSURE

  a) Jacobs Levy will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Peter A. Rudolph, via email or telephone at pete.rudolph@jlem.com or (973) 410-9222 in order to obtain information on how Jacobs Levy voted such client's proxies and/or to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon; and (3) how Jacobs Levy voted the client's proxy.

  b) A concise summary of these Proxy Voting Policies and Procedures will be included in Jacobs Levy's Form ADV Part II, and will be updated whenever these policies and procedures are updated. Jacobs Levy's Form ADV Part II will be offered to existing clients annually.

VI. RECORDKEEPING

 The Manager of Portfolio Accounting and Compliance Officer will maintain files relating to Jacobs Levy's proxy voting procedures. Records will be maintained and preserved for at least five years from the end of the fiscal year during which the last entry was made on a record, with records for at least the most recent two years kept in the offices of Jacobs Levy. Records of the following will be included in the files:

  a) Copies of these proxy voting policies and procedures, and any amendments thereto.



  b) A hard and electronic copy of each proxy statement that Jacobs Levy receives. In addition, Jacobs Levy may obtain a copy of proxy statements from ADP.

  c) A hard copy and electronic record of each vote that Jacobs Levy casts. In addition, voting records may be obtained from ADP.

  d) A copy of any document Jacobs Levy created that was material to making a decision on how to vote proxies, or that memorializes that decision.

  e) A copy of each written client request for information on how Jacobs Levy voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Jacobs Levy voted its proxies.
                                   EXHIBIT A
                     VOTING POLICY ON SPECIFIC PROXY ISSUES

                      MANAGEMENT PROPOSALS - ROUTINE/BUSINESS
       ISSUE
        CODE                        DESCRIPTION                         VOTE
       -----                        -----------
      M0101     Ratify Auditors                                      For
      M0106     Amend Articles/Charter-General Matters               For
      M0111     Change Company Name                                  For
      M0117     Designate Inspector or Shareholder Rep. of Minutes
                of Meetings                                          For
      M0119     Reimburse Proxy Contest Expense                      Against
      M0124     Approve Stock Dividend Program                       For
      M0125     Other Business                                       Against
      M0129     Approve Minutes of Meeting                           For
      M0136     Approve Auditors and Authorize Board to Fix
                Remuneration of Auditors                             For
      M1050     Receive Financial Statements and Statutory Reports   For


                     MANAGEMENT PROPOSALS - DIRECTOR RELATED
       ISSUE
        CODE                       DESCRIPTION                        VOTE
       -----                       -----------                        ----
      M0201     Elect Directors                                    For
      M0205     Allow Board to Set its Own Size                    Against
      M0206     Classify the Board of Directors                    Against
      M0207     Eliminate Cumulative Voting                        For
      M0215     Declassify the Board of Directors                  For
      M0218     Elect Directors to Represent Class X Shareholders  For
      M0226     Classify Board and Elect Directors                 Against

                      MANAGEMENT PROPOSALS - CAPITALIZATION
       ISSUE
        CODE                       DESCRIPTION                         VOTE
       -----                       -----------                         ----
      M0304     Increase Authorized Common Stock                    For
      M0308     Approve Reverse Stock Split                         For
      M0309     Approve Increase in Common Stock and a Stock Split  For
      M0314     Eliminate Preemptive Rights                         For
      M0316     Amend Votes Per Share of Existing Stock             Against
      M0320     Eliminate Class of Preferred Stock                  For
      M0322     Cancel Company Treasury Shares                      For
      M0325     Reduce Authorized Common Stock                      For
      M0374     Approve Reduction in Share Capital                  For










                              LOS ANGELES CAPITAL
                                   MANAGEMENT
                            PROXY VOTING PROCEDURES
                                 I.INTRODUCTION

Los Angeles Capital Management (LACM) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).


II.STATEMENT OF POLICIES AND PROCEDURES

  A.CLIENT'S BEST INTEREST


    LACM's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. We are able to accomplish this by employing Glass, Lewis & Co. to act as an independent voting agent on our behalf thereby minimizing any conflicts that could arise. Glass, Lewis & Co. provides objective proxy analysis voting recommendations and manages the operational end of the process, ensuring compliance with all applicable laws and regulations.

  B.CASE-BY-CASE BASIS


    Although we have established guidelines which were developed in conjunction with Glass, Lewis & Co., and we have a pre-determined voting policy, we retain the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.


  C.CONFLICTS OF INTEREST


    Any material conflicts that arise are resolved in the best interest of clients. We believe by employing Glass, Lewis & Co. to monitor and vote all proxies on our behalf, we are able to minimize the extent to which there may be a material conflict between LACM's interests and those of our clients.
     Most votes are based on a pre-determined policy while case by case votes are made by utilizing recommendations of Glass, Lewis & Co.


  D.LIMITATIONS

    1. Limited Value. LACM reserves the right to abstain from voting a client
       --------------
      proxy if it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

    2. Special Considerations.  Certain accounts may warrant specialized
       -----------------------
      treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.

      a. Mutual Funds
       (1) Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940.4
       (2) Proxies of portfolio companies voted will be subject to any applicable investment restrictions of the fund.
       (3) Proxies of portfolio companies will be voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.
      b.  ERISA Accounts
       (1) Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.
       (2) From time to time, LACM may engage in active monitoring and communications with the issuer with respect to ERISA accounts, particularly while maintaining a long-term or relatively illiquid investment in the issuer. This may be achieved through a variety of means, including exercising the legal rights of a shareholder.

  E. CLIENT DIRECTION


    LACM recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client's portfolio holdings. LACM will require that the contract provides for such direction including instructions as to how those votes will be managed in keeping with the client's wishes particularly when it is different from the adviser's policies and procedures.


  F. BASIS FOR FORMULATION


    LACM has developed procedures and proxy voting guidelines that outline the general principals and philosophy behind our proxy voting program.
     Specifically, LACM has contracted to have Glass, Lewis & Co. manage the proxy voting for all of the firm's accounts. In addition, LACM has created and adopted a procedures statement and a guideline statement which it has instructed Glass, Lewis & Co. to implement.


    LACM may also incorporate information gathered from other sources beyond Glass, Lewis & Co. These include:

    1. Source of Information. The adviser may conduct research internally and/or
       ----------------------
      use the resources of an independent research consultant.

    2. Information. The adviser's policies and procedures may be based on the
       ------------
      following information: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. Fortune 500 companies.


  G.SHAREHOLDER ACTIVISM


    The firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.


  H. AVAILABILITY OF POLICIES AND PROCEDURES


    LACM will provide all clients with a copy of the policies and procedures upon request, however, please note they may be updated periodically.


  I.DISCLOSURE OF VOTE


    Clients may request at any time a copy of our voting records for their account by simply making a formal request to LACM.

    1. Clients LACM will make this information available to an advisory client
       -------
      upon its request within a reasonable time period and in a manner appropriate to the nature of the advisory business. For further information, please contact Carin Madden of LACM at 310-479-9878.

    2. Third Parties LACM has a general policy of not disclosing to third
       -------------
      parties how it (or its voting delegate) voted a client's proxy.


III.RESPONSIBILITY AND OVERSIGHT

  A.Designated Individual or Committee LACM has a designated compliance officer who has the responsibility for administering and overseeing the proxy voting process. In addition there is a Proxy Committee who formally approves and reviews all proxy guidelines, procedures and voting records.


  B.Duties of the Compliance Officer and the Proxy Committee.


    1.Develop, authorize, implement and update the policies and procedures;


    2.Oversee the proxy voting process;


    3.Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues;


    4.Engage and oversee the third-party vendor, Glass, Lewis & Co., to review, monitor, and/or vote proxies;


    5.The committee will meet as necessary to fulfill its responsibilities.


IV. PROCEDURES

  A.Client Direction LACM's responsibility for voting proxies are determined generally by the obligations set forth under each advisory contract.

    1.ERISA Accounts Voting ERISA client proxies is a fiduciary act of plan
      --------------
    asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan. (DOL Bulletin 94-2)


    2. Change in Client Direction. LACM, while accepting direction from clients
       ---------------------------
    on specific proxy issues for their own account, reserves the right to maintain its standard position on all other client accounts.


  B.PROCESS OF VOTING PROXIES


    1.Obtain Proxy Registered owners of record, e.g. the trustee or custodian
       -----------
    bank, that receive proxy materials from the issuer or its information agent, or an ERISA plan are instructed to sign the proxy in blank and forward it directly Glass, Lewis & Co., the voting delegate.

    a. Securities Lending. LACM may recall securities that are part of a
       -------------------
      securities lending program for materially important votes.


    2.Match  Each proxy received is matched to the securities to be voted and a
      -----
    reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time.


    3.Categorize  Each proxy is reviewed and categorized according to issues and
      ----------
    the proposing parties.


    4.Conflicts of Interest  Each proxy is reviewed by the proxy administrator
      ---------------------
    or committee member to assess the extent to which there may be a material conflict between the adviser's interests and those of the client. Upon notifying the client of the conflict and unless the client issues a specific directive to LACM on how to vote, LACM will vote in accordance with a pre-determined policy based on the recommendations of Glass, Lewis & Co. If the client issues a directive that clearly creates a conflict of interest for LACM, the client will be given two options. One option will be to vote its own proxy on that issue and the other will be to turn the decision over to another independent third party to vote.


     5.Vote  Glass, Lewis & Co. then votes the proxy in accordance with the
       ----
    firm's policies and procedures and returns the voted proxy to the issuer or its information agent.


    6.Review Glass, Lewis & Co. has the responsibility to ensure that materials
      ------
    are received by LACM in a timely manner. In addition they monitor and reconcile on a regular basis the proxies received against holding on the record date of client accounts over which we have voting authority. This ensures that all shares held on the record date, and for which a voting obligation exists. are voted.


  C.Voting Delegate. LACM has engaged Glass, Lewis & Co. as a service provider to assist with administrative functions. Glass, Lewis & Co. is charged with the following duties.


    I . Documentation.  Glass, Lewis & Co. will document any decision to
        --------------
    delegate its voting authority to a voting delegate.


    2.Final Authority. Despite the relationship with Glass, Lewis & Co., LACM
      ----------------
    retains final authority and fiduciary responsibility for proxy voting.


    3.Consistency.  LACM has verified that Glass, Lewis & Co.'s procedures are
      ------------
    consistent with LACM's policies and procedures.


    4. Reports. Glass, Lewis & Co. uses an online system where LACM has access
       --------
    to all proxy ballots and votes therefore we are able to generate any report as needed at any time.


  D.RECORDKEEPING

    1.Section 204  Glass, Lewis & Co. maintains all records of proxies voted
      -----------
    pursuant to Section 204-2 of the Advisers Act.


    2.Contents
      --------

    a. As required by Rule 204-2(c): (1) a copy of its policies and procedures;
      (2) proxy statements received regarding client securities (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (3) a record of each vote cast (maintained at Glass, Lewis & Co. who will provide a copy promptly upon request); (4) a copy of any document created by LACM that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
      (5) each written client request for proxy voting records and LACM's written response to any (written or oral) client request for such records.

    b. For ERISA accounts, LACM is required to maintain accurate proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether LACM is fulfilling its obligations. (DOL Bulletin 942) Retention may include:

      (1) issuer name and meeting;

      (2) issues voted on and record of the vote;

      (3) number of shares eligible to be voted on the record date; and

      (4) numbers of shares voted.


    3.Duration  Proxy voting books and records will be maintained at Glass,
     ---------
    Lewis & Co., who will provide copies of those records promptly upon request, for a period of five years.




                         MAZAMA CAPITAL MANAGEMENT, INC
PROXY VOTING

POLICY


Mazama Capital Management, Inc. ("Mazama"), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.


BACKGROUND


Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

GUIDING PRINCIPLES


Proxy voting procedures must adhere to the following broad principles:


1.Voting rights have economic value and must be treated accordingly. This means the fiduciary (Mazama) has a duty to vote proxies in those cases where fiduciary responsibility has been delegated to Mazama.


2.Fiduciaries must maintain documented voting policies or guidelines to govern proxy voting decisions.


3.Fiduciaries should keep records of proxy voting.


PROXY ADMINISTRATION


The Compliance Department has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures. The Director of Research is responsible for determining our firm's positions on all major corporate issues, creates guidelines and oversees the voting process.


Mazama takes an active role in voting proxies on behalf of all accounts for which the firm has been hired as investment manager, unless proxy voting responsibility has been retained by the client. Generally, routine proxies will be voted with management as indicated on the proxy.


Mazama has retained Institutional Shareholder Services ("ISS"), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. ISS provides administrative assistance to the proxy voting process by electronically executing the votes while allowing Mazama to retain voting authority.


VOTING POLICIES

All proxy materials received on behalf of clients are forwarded to Institutional Shareholder Services (ISS).

1.Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines.


2.Proxy ballots for securities no longer held in client accounts will not be voted.





Mazama generally votes in favor of routine issues. Such issues may include but are not limited to:


1.Elect directors


2.Appoint auditors


3.Eliminate preemptive rights


4.Increase authorized shares issued


With regard to non-routine issues, Mazama considers many things including, but not limited to:

1.Management's recommendation;

2.The recommendation of ISS; and


3.Mazama's assessment as to what is best for shareholders


With regard to issues which are often included in proxies, Mazama believes as follows:


EXECUTIVE COMPENSATION
----------------------


Mazama's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by case basis, Mazama generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We generally oppose plans that give a company the ability to re-price options.


ANTI-TAKEOVER AND CORPORATE GOVERNANCE ISSUES
---------------------------------------------


Mazama generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Mazama strongly favors having only independent board members in all sub-committees (compensation, nominating, audit, etc.) and may vote against certain board members if they are affiliated with the company and also members of the sub-committees. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.


SOCIAL AND CORPORATE RESPONSIBILITY ISSUES
------------------------------------------


Mazama generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations and have not been adequately addressed by management.


PROCEDURE


Mazama has adopted procedures to implement the firm's policy and reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:


VOTING PROCEDURES


1.All employees will forward any proxy materials received on behalf of clients to the Director of Research;


2.The Director of Research will determine which client accounts hold the security to which the proxy relates;


3.Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.


DISCLOSURE


1.Mazama will provide conspicuously displayed information in its ADV Part II summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Mazama voted a client's proxies, and that clients may request a copy of these policies and procedures.


2.The Compliance Officer ("CO") will also send a copy of this summary to all existing clients who have previously received Mazama's ADV Part II; or the CO may send each client the amended ADV Part II. Either mailing shall highlight the inclusion of information regarding proxy voting.


CLIENT REQUESTS FOR INFORMATIOn


1.All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CO.

2.In response to any request the Compliance will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Mazama voted the client's proxy with respect to each proposal about which client inquired.


CONFLICTS OF INTEREST


1.Mazama will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Mazama with the issuer of each security to determine if Mazama or any of its employees has any financial, business or personal relationship with the issuer.


2.If a material conflict of interest exists, Director of Research will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.


3.Mazama will maintain a record of the voting resolution of any conflict of interest.


RECORDKEEPING


The CO shall retain the following proxy records in accordance with the SEC's five-year retention requirement.


These policies and procedures and any amendments;


1.A record of each vote that Mazama casts;


2.Any document Mazama created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;


3.A copy of each written request from a client for information on how Mazama voted such client's proxies, and a copy of any written response.







                          MELLON FINANCIAL CORPORATION
                              PROXY VOTING POLICY
                              (APPROVED 08/20/04)

1. SCOPE OF POLICY - This Proxy Voting Policy has been adopted by the investment advisory subsidiaries of Mellon Financial Corporation ("Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of Mellon (Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").


2. FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.


3. LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4. LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.


5. ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.


6. "SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.


  With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.


7. PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.


8. MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.


9. SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.


10. RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.


11. DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the vote is recorded.


                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policy and
------------
procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The Policy will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by the Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").


Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to herein as the "MSIM Funds"), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.


Proxy Research Services - Institutional Shareholder Services ("ISS") and Glass
-----------------------
Lewis (together with other proxy research providers as MSIM Affiliates may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the recommendations of the Research Providers in making proxy voting decisions, they are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the Research Providers.





Voting Proxies for Certain Non-U.S. Companies - While the proxy voting process
---------------------------------------------
is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-U.S. proxies.

II.GENERAL PROXY VOTING GUIDELINES
----------------------------------

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) this Policy, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. A MSIM Affiliate will not generally vote a proxy if it has sold the affected security between the record date and the meeting date.





III.GUIDELINES
--------------

    A. CORPORATE GOVERNANCE MATTERS. The following proposals will generally be voted as indicated below, unless otherwise determined by the Proxy Review Committee.


      i. General.
         --------

     1.Generally, routine management proposals will be supported. The following are examples of routine management proposals:

       . . Approval of financial statements, director and auditor reports.
       . . General updating/corrective amendments to the charter.
       . . Proposals related to the conduct of the annual meeting, except those proposals that relate to the "transaction of such other business which may come before the meeting."

    2. Proposals to eliminate cumulative voting generally will be supported; proposals to establish cumulative voting in the election of directors will not be supported.


    3. Proposals requiring confidential voting and independent tabulation of voting results will be supported.


    4. Proposals requiring a U.S. company to have a separate Chairman and CEO will not be supported. Proposals requiring non-U.S. companies to have a separate Chairman and CEO will be supported.


    5. Proposals by management of non-U.S. companies regarding items that are clearly related to the regular course of business will be supported.


    6. Proposals to require the company to expense stock options will be supported.


    7. Open-ended requests for adjournment generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported.


    8. Proposals to declassify the Board of Directors (if management supports a classified board) generally will not be supported.


    9. Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders generally will not be supported.





    ii. Election of Directors.  In situations where no conflict exists and where
        ----------------------
      no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

     1.The following proposals generally will be supported:
       . . Proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors.
       . . Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated directors.

    2. Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made in the following circumstances:


    (a)If a company's board is not comprised of a majority of disinsterested directors, a withhold vote will be made for interested directors. A director nominee may be deemed to be interested if the nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence;


    (b) If a nominee who is interested is standing for election as a member of the company's compensation, nominating or audit committees;


    (c) A direct conflict exists between the interests of the nominee and the public shareholders;


    (d) Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board;


    (e) A nominee has failed to attend at least 75% of board meetings within a given year without a reasonable excuse; or


    (f) A nominee serves on the board of directors for more than six companies (excluding investment companies).





    iii. Auditors
         --------


    1. Generally, management proposals for selection or ratification of auditors will be supported. However, such proposals may not be supported if the audit fees are excessive. Generally, to determine if audit fees are excessive, a 50% test will be applied for audit fees in excess of $1 million: if audit fees are $1 million or more, non-audit fees should less than 50% of the total fees paid to the auditor. If audit fees are less than $1 million, the fees will be reviewed case by case by the Proxy Review Committee.


    2. Proposals requiring auditors to attend the annual meeting of shareholders will be supported.


    3. Proposals to indemnify auditors will not be supported.





    iv. Anti-Takeover Matters
        ---------------------


    1. Proposals to modify or rescind existing supermajority vote requirements to amend the charter or bylaws will be supported; proposals to amend by-laws to require a supermajority shareholder vote to pass or repeal certain provisions will not be supported.


    2. Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.


    3. Proposals requiring shareholder approval or ratification of a shareholder rights plan or poison pill will be supported.





    B. CAPITALIZATION CHANGES. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.


    1. The following proposals generally will be supported:. Proposals relating to capitalization changes that eliminate other classes of stock and/or eliminate unequal voting rights.

      . Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

      . Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.
      . Proposals for share repurchase plans.
      . Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.
      . Proposals to effect stock splits.
      . Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter.
         Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.




    2. The following proposals generally will not be supported (notwithstanding management support).

      . Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.
      . Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.
      . Proposals to create  "blank check" preferred stock.
      . Proposals relating to changes in capitalization by 100% or more.




    C. COMPENSATION. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.


    1. The following proposals generally will be supported:

      . Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.
      . Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.
      . Proposals for the establishment of employee stock option plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
      . Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

    2. Blanket proposals requiring shareholder approval of all severance agreements will not be supported, however, proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.


    3. Blanket proposals requiring shareholder approval of executive compensation generally will not be supported.





    4. Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations generally will not be supported.





    D. OTHER RECURRING ITEMS. The following proposals generally will be voted as indicated below, unless otherwise determined by the Proxy Review Committee.


    1. Proposals to add restrictions related to social, political, environmental or special interest issues that do not relate directly to the business of the company and which do not appear to be directed specifically to the business or financial interest of the company generally will not be supported.


    2. Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate will not be supported.





    E. ITEMS TO BE REVIEWED BY THE PROXY REVIEW COMMITTEE

    The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.


    i. Corporate Transactions
       ----------------------

      . Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, Research Providers' research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge.
         Proposals for mergers or other significant transactions that are friendly, approved by the Research Providers, and where there is no portfolio manager objection, generally will be supported.

    ii. Compensation
        ------------

      . Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.
         With respect to proposals related to severance and change of control situations, MSIM Affiliates will support a maximum of three times salary and bonus.
      . Proposals relating to Executive/Director stock option plans. Generally, stock option plans should be incentive based. The Proxy Review Committee will evaluate the the quantitative criteria used by a Research Provider when considering such Research Provider's recommendation. If the Proxy Review Committee determines that the criteria used by the Research Provider is reasonable, the proposal will be supported if it falls within a 5% band above the Research Provider's threshold.
      . Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

    iii. Other
         -----

      . Proposals for higher dividend payouts.
      . Proposals recommending set retirement ages or requiring specific levels of stock ownership by directors.
      . Proposals for election of directors, where a director nominee is related to MSIM (i.e. on an MSIM Fund's Board of Directors/Trustees or part of MSIM senior management) must be considered by the Proxy Review Committee. If the proposal relates to a director nominee who is on a Van Kampen Fund's Board of Directors/Trustees, to the extent that the shares of the relevant company are held by a Van Kampen Fund, the Van Kampen Board shall vote the proxies with respect to those shares, to the extent practicable. In the event that the Committee cannot contact the Van Kampen Board in advance of the shareholder meeting, the Committee will vote such shares pursuant to the Proxy Voting Policy.
      . Proposals requiring diversity of board membership relating to broad based social, religious or ethnic groups.
      . Proposals to limit directors' liability and/or broaden indemnification of directors. Generally, the Proxy Review Committee will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

IV. ADMINISTRATION OF POLICY




    A. PROXY REVIEW COMMITTEE


    1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it.


     (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's Policy and determining how MSIM will vote proxies on an ongoing basis.


    (b) The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.


    (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to the Policy and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Policy (and any amendments to them and/or any additional guidelines or procedures it may adopt).


    (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific
      direction has not been provided in this Policy.   Split votes generally
      will not be approved within a single Global Investor Group investment team. The Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.


    (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.


    (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.


    (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary, to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.





    B. IDENTIFICATION OF MATERIAL CONFLICTS OF INTEREST





    1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.


    2. A material conflict of interest could exist in the following situations, among others:


    (a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;


    (b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or


    (c) Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

    C. PROXY VOTING REPORTS


    (a) MSIM will promptly provide a copy of this Policy to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.


    (b) MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.










                             NEUBERGER BERMAN, LLC
                        NEUBERGER BERMAN MANAGEMENT INC.
                      PROXY VOTING POLICIES AND PROCEDURES

                        NON-SOCIALLY RESPONSIVE CLIENTS

I. INTRODUCTION AND GENERAL PRINCIPLES

 A) Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, "NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.


 B) NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

 C) NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

 D) In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

 E) In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's policies and procedures.

 F) There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II. RESPONSIBILITY AND OVERSIGHT

 A) NB has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:


 1) developing, authorizing, implementing and updating NB's policies and procedures;


 2) overseeing the proxy voting process; and

 3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.

 B) Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

 C) The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

 D) In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III.  PROXY VOTING GUIDELINES

 A) NB has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.


 B) Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.

 C) There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional ("NB Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. In such event, the procedures set forth in Section V, Paragraph C will be followed.

IV.  PROXY VOTING PROCEDURES

 A) NB will vote client proxies in accordance with a client's specific request even if it is in a manner inconsistent with NB's policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.


 B) At the recommendation of the Proxy Committee, NB has engaged ISS as its voting delegate to:

 1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;


 2) vote and submit proxies in a timely manner;

 3) handle other administrative functions of proxy voting;

 4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

 5) maintain records of votes cast; and

 6) provide recommendations with respect to proxy voting matters in general.

 C) Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

 D) Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

V.  CONFLICTS OF INTEREST

 A) NB has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to NB as a result of business conducted by ISS. NB believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices, a copy of which is attached hereto as Exhibit B.


 B) ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.

 C) In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner.

  The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.


  In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.


  In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.


 D) In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

  In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.


  In the event that the Proxy Committee determines that such vote presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or
  (iii) engage another independent third party to determine how proxies should be voted.


 E) Material conflicts cannot be resolved by simply abstaining from voting.

VI.  RECORDKEEPING

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:


 1) a copy of these policies and procedures, which shall be made available to clients upon request;


 2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);

 3) a record of each vote cast (which ISS maintains on NB's behalf);

 4) a copy of each questionnaire completed by any NB Investment Professional under Section V above;

 5) any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

 6) each written client request for proxy voting records and NB's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.


VII.  DISCLOSURE

Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client's proxy.




Modified November 10, 2004

                            POST ADVISORY GROUP, LLC

                       PROXY AND CORPORATE ACTION VOTING
                            POLICIES AND PROCEDURES

                                     POLICY

Post Advisory Group, LLC ("Post") acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). While Post primarily manages fixed income securities, it does often hold a limited amount of voting securities (or securities for which shareholder action is solicited) in a client account. Thus, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right to vote its own proxies or to take shareholder action in other corporate actions, Post will vote all proxies or act on all other actions received in sufficient time prior to their deadlines as part of its full discretionary authority over the assets. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.


When voting proxies or acting on corporate actions for clients, Post's utmost concern is that all decisions be made solely in the best interest of the shareholder (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Post will act in a manner deemed prudent and diligent and which is intended to enhance the economic value of the assets of the account.


PURPOSE


The purpose of these Proxy Voting and Corporate Action Policies and Procedures is to memorialize the procedures and policies adopted by Post to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").


PROCEDURES


Post's Operations Department is ultimately responsible for ensuring that all proxies received by Post are voted in a timely manner and voted consistently across all portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.


Where a proxy proposal raises a material conflict of interest between Post's interests and the client's, Post will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. When a client does not respond to such a conflict disclosure request or denies the request, Post will abstain from voting the securities held by that client's account.


The Operations Department is also responsible for ensuring that all corporate actions received by Post are addressed in a timely manner and consistent action is taken across all portfolios.


RECORD KEEPING


In accordance with Rule 204-2 under the Advisers Act, Post will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided, however, that Post may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.


Post will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and the manner in which clients may obtain information on how Post voted their securities. Clients may obtain information on how their securities were voted or a copy of our Policies and Procedures by written request addressed to Post.
 Post will coordinate with the relevant mutual fund service providers to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.


GUIDELINES


Each proxy issue will be considered individually. The following guidelines are a partial list to be used in evaluating voting proposals contained in the proxy statements, but will not be used as rigid rules.


VOTE AGAINST

  a) Issues regarding Board entrenchment and anti-takeover measures such as the following:

    (i)Proposals to stagger board members' terms;


    (ii)Proposals to limit the ability of shareholders to call special meetings;


    (iii)Proposals to require super majority votes;


    (iv)Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;


    (v)Proposals regarding "fair price" provisions;


    (vi)Proposals regarding "poison pill" provisions; and


    (vii)Permitting "green mail."

  b) Providing cumulative voting rights.

VOTE FOR

  a) Election of directors recommended by management, except if there is a proxy fight.
  b) Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.
  c) Date and place of annual meeting.
  d) Rotation of annual meeting place.
  e) Limitation on charitable contributions or fees paid to lawyers.
  f) Ratification of directors' actions on routine matters since previous annual meeting.
  g) Confidential voting.
  h) Limiting directors' liability.

CASE-BY-CASE


Proposals to:


  (1 Pay directors solely in stock.


  (2) Eliminate director mandatory retirement policy.


  (3) Mandatory retirement age for directors.


  (4) Rotate annual meeting location/date.


  (5) Option and stock grants to management and directors.


  (6) Allowing indemnification of directors and/or officers after reviewing the applicable state laws and extent of protection requested.




                   PRINCIPAL GLOBAL INVESTORS, LLC   ("PGI")*
                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS

PGI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where PGI has the authority to vote proxies, PGI complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect PGI's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

PUBLIC EQUITY INVESTMENTS
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors PGI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation,reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each PGI equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PGI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the Senior management of PGI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


GENERAL OVERVIEW
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PGI senior management) and any specific shareholder vote (subject to the approval process described in this policy).

Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PGI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

PGI's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PGI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


PGI may hire other service providers to replace or supplement ISS with respect to any of the services PGI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.


Conflicts of Interest
Pursuant to this Policy, PGI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PGI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PGI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PGI management into potential conflicts of interest., PGI senior management will not approve decisions that are based on the influence of such conflicts.


FIXED INCOME AND PRIVATE INVESTMENTS
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

EXTERNAL MANAGERS
Where PGI places client assets with managers outside of PGI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. PGI may, however, retain such responsibilities where it deems appropriate.

CLIENT DIRECTION
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PGI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PGI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.



                                 APPENDIX XV-A

                    PROXY VOTING POLICIES AND PROCEDURES FOR
                            PRINCIPAL INVESTORS FUND
                       PRINCIPAL VARIABLE CONTRACTS FUND
                             PRINCIPAL RETAIL FUNDS
                              (DECEMBER 15, 2003)




It is each fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the fund's portfolio securities in accordance with the advisor's or sub-advisor's voting policies and procedures.


The advisor or sub-advisor must provide, on a quarterly basis:

 1) Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the advisor or sub-advisor, were voted in a manner consistent with the advisor's or sub-advisor's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an advisor or sub-advisor, the advisor or sub-advisor will identify any proxies the advisor or sub-advisor voted in a manner inconsistent with its policies and procedures. The advisor or sub-advisor shall list each such vote, explain why the advisor or sub-advisor voted in a manner contrary to its policies and procedures, state whether the advisor or sub-advisor's vote was consistent with the recommendation to the advisor or sub-advisor of a third party and, if so, identify the third party; and


 2) Written notification of any changes to the advisor's or sub-advisor's proxy voting policies and procedures made during the preceding calendar quarter.

The advisor or sub-advisor must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each fund portfolio or portion of fund portfolio for which it serves as investment advisor, in a format acceptable to fund management:


 1) Identification of the issuer of the security;


 2) Exchange ticker symbol of the security;

 3) CUSIP number of the security;

 4) The date of the shareholder meeting;

 5) A brief description of the subject of the vote;

 6) Whether the proposal was put forward by the issuer or a shareholder;

 7) Whether and how the vote was cast;

 8) Whether the vote was cast for or against management of the issuer.






                      PRINCIPAL REAL ESTATE INVESTORS, LLC
                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS




PREI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where PREI has the authority to vote proxies, PREI complies with its legal, fiduciary, and contractual obligations.


GUIDING PRINCIPLES
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect PREI's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

PUBLIC EQUITY INVESTMENTS
To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors PREI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each PREI equity portfolio management team ("Portfolio Management Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PREI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.


Senior management of PREI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.


Implementation by Portfolio Management Teams


General Overview
Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PREI senior management) and any specific shareholder vote (subject to the approval process described in this policy).

Use of Third-Party Service Providers
We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PREI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

PREI's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PREI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.


PREI may hire other service providers to replace or supplement ISS with respect to any of the services PREI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest
Pursuant to this Policy, PREI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PREI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PREI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PREI management into potential conflicts of interest., PREI senior management will not approve decisions that are based on the influence of such conflicts.


FIXED INCOME AND PRIVATE INVESTMENTS
Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

EXTERNAL MANAGERS
Where PREI places client assets with managers outside of PREI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. PREI may, however, retain such responsibilities where it deems appropriate.

CLIENT DIRECTION
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PREI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PREI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.






                        SPECTRUM ASSET MANAGEMENT, INC.
                             POLICY ON PROXY VOTING
                        FOR INVESTMENT ADVISORY CLIENTS




GENERAL POLICY
Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations).
 While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum's standards aim to ensure the following in keeping with the best interests of its clients:

  . . That Spectrum act solely in the interest of clients in providing for ultimate long-term stockholder value.
  . . That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

  . . That custodian bank is aware of our fiduciary duty to vote proxies on behalf of others - Spectrum relies on the best efforts of its custodian bank to deliver all proxies we are entitled to vote.
  . . That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
  . . That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A.  Following ISS' Recommendations


Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities. Spectrum follows ISS Standard Proxy Voting guidelines (the "Guidelines"). The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.


In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.


Spectrum generally votes proxies in accordance with ISS' recommendations. When Spectrum follows ISS' recommendations, it need not follow the conflict of interest procedures in Section B, below.


From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers' securities. Because this practice may present a conflict of interest for ISS, Spectrum's Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations. Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS' voting recommendations.


B.  Disregarding ISS' Recommendations


Should Spectrum determine not to follow ISS' recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote.


Spectrum will classify proxy vote issues into three broad categories: Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact. Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client's vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, we will make every effort to classify them among the following three categories. If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving "best efforts at a reasonable cost."


As a fiduciary, Spectrum owes its clients an undivided duty of loyalty. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.


Identifying a Conflict of Interest.  There may be a material conflict of
-----------------------------------
interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer's proxy. To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients' best interest and are not the product of a material conflict.


Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible
-------------------------------------
for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution. At least annually, the CCO, will take reasonable steps to evaluate the nature of Spectrum's material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a "portfolio company") to assess which, if any, could give rise to a conflict of interest. CCO's review will focus on the following three categories:

  . . Business Relationships - The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser's relationship with the company (or proponent). For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.
  . . Personal Relationships - The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum's affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.
  . . Familial Relationships - The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum's affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:

  . . A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.
  . . Publicly available information.
  . . Information generally known within Spectrum.
  . . Information actually known by senior executives or portfolio managers.
    When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to CCO prior to any substantive discussion of a proxy matter.

..Information obtained periodically from those persons whom CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).


The CCO may, at her discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person. With respect to monitoring of affiliates, the CCO in conjunction with PGI's CCO and/or Director of Compliance may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.

Determining Whether a Conflict of Interest is "Material" - On a regular basis,
--------------------------------------------------------
CCO will monitor conflicts of interest to determine whether any may be "material" and therefore should be referred to PGI for resolution. The SEC has not provided any specific guidance as to what types of conflicts may be "material" for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a "material" matter is one that is reasonably likely to be viewed as important by the average shareholder.


Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:


 1) Financial Materiality - The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.
   For purposes of proxy voting, each committee will presume that a conflict is not material unless it involves at least 5% of Spectrum's annual revenues or a minimum dollar amount $1,000,000. Different percentages or dollar amounts may be used depending on the proximity of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).



 2) Non-Financial Materiality - A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated on the facts of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI's CCO for resolution. As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum's investment team to determine whether potential conflicts of interest may be material.


Resolving a Material Conflict of Interest - When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation. If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly. If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each to the manner in which Spectrum proposes to vote.


Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum's Compliance Department.


PROXY VOTING GUIDELINES
-----------------------

CATEGORY I:  ROUTINE ADMINISTRATIVE ITEMS
-----------------------------------------

Philosophy:  Spectrum is willing to defer to management on matters of a routine
-----------
administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders.
 Examples of issues on which we will normally defer to management's recommendation include:


 1) selection of auditors


 2) increasing the authorized number of common shares

 3) election of unopposed directors

CATEGORY II:  SPECIAL INTEREST ISSUES
-------------------------------------

Philosophy:  While there are many social, political, environmental and other
-----------
special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military, doing business in South Africa, and environmental responsibility. Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum's clients. We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.


CATEGORY III:  ISSUES HAVING THE POTENTIAL FOR SIGNIFICANT ECONOMIC IMPACT
--------------------------------------------------------------------------

Philosophy:  Spectrum is not willing to defer to management on proposals which
-----------
have the potential for major economic impact on the corporation and the value of its shares. We believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.


 1) Classification of Board of Directors.   Rather than electing all directors
    -------------------------------------
  annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.
   In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.


 2) Cumulative Voting of Directors.  Most corporations provide that shareholders
    ------------------------------
  are entitled to cast one vote for each director for each share owned - the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. We generally support cumulative voting of directors.

 3) Prevention of Greenmail.  These proposals seek to prevent the practice of
    ------------------------
  "greenmail", or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. We are opposed to greenmail and will support greenmail prevention proposals.

 4) Supermajority Provisions.  These corporate charter amendments generally
    -------------------------
  require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance. These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

 5) Defensive Strategies.  These proposals will be analyzed on a case by case
    ---------------------
  basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

 6) Business Combinations or Restructuring.  These proposals will be analyzed on
    ---------------------------------------
  a case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.

 7) Executive and Director Compensation.  These proposals will be analyzed on a
    -----------------------------------
  case by case basis to determine the effect on shareholder value. Our decision will be based on whether the proposal enhances long-term economic value.




Policy Established May, 2003

Revised January, 2006








                          T. ROWE PRICE ASSOCIATES, INC
                        T. ROWE PRICE INTERNATIONAL, INC
                  T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
                   T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

                  PROXY VOTING POLICIES AND PROCEDURES


RESPONSIBILITY TO VOTE PROXIES

         T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

         T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

         Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

          Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         Proxy Committee. T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

         Investment Services Group. The Investment Services Group ("Investment Services Group") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

         Proxy Administrator. The Investment Services Group will assign a Proxy Administrator ("Proxy Administrator") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price does at times deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

         T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

Vote Determination

         ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

         Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

         Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms by withholding votes from directors because a staggered board may act as a deterrent to takeover proposals. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.

Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.


Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock.

Social and Cor porate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

o Corporate environmental practices;
o Board diversity;
o Employment practices and employment opportunity;
o Military, nuclear power and related energy issues;
o Tobacco, alcohol, infant formula and safety in advertising practices;
o Economic conversion and diversification;
o International labor practices and
  operating policies; o Genetically-modified foods;
o Animal rights; and
o Political contributions/activities and charitable contributions.

         Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

         Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management. Also, our research analysts are asked to present their voting recommendations in such situations to our portfolio managers.

         Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

         Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

         Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.

         Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.




Vote Execution and Monitoring of Voting Process

         Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

         On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.


         Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

         The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics and Conduct requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.


         Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.


REPORTING AND RECORD RETENTION

         Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

         T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.







                        TURNER INVESTMENT PARTNERS, INC.
                        TURNER INVESTMENT MANAGEMENT, LLC
                         TURNER INVESTMENT ADVISORS, LLC
                       PROXY VOTING POLICY AND PROCEDURES

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

DUTIES WITH RESPECT TO PROXIES:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.


DELEGATION:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.


Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.


REVIEW AND OVERSIGHT:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.


Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.


CONFLICTS OF INTEREST:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.


Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the

Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.


OBTAINING PROXY VOTING INFORMATION:

To obtain information on how Turner voted proxies, please contact:

    Andrew Mark, Director of Operations
     and Technology Administration
    C/o Turner Investment Partners, Inc.
    1205 Westlakes Drive, Suite 100
    Berwyn, PA 19312

RECORDKEEPING:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

 Adopted: This 1st day of July, 2003
                          UBS GLOBAL ASSET MANAGEMENT
                     GLOBAL CORPORATE GOVERNANCE PHILOSOPHY
                     AND PROXY VOTING GUIDELINES AND POLICY



                                 POLICY SUMMARY

Underlying our voting and corporate governance policies we have three fundamental objectives:


 1) We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.


 2) In order to do this effectively, we aim to utilize the full weight of our clients' shareholding inmaking our views felt.

 3) As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governanace practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and theregby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries with UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.

                         RISKS ADDRESSED BY THIS POLICY

The policy is designed to address the following risks:

  . Failure to provided required disclosures for investment advisers and registered investment companies

  . Failure to vote proxies in best interest of clients and funds

  . Failure to identify and address conflicts of interest

  . Failure to provide adequate oversight of third party service providers

TABLE OF CONTENTS

Global Voting and Corporate Governance Policy


 A) General Corporate Governance Benchmarks 2


 B) Proxy Voting Guidelines oe Macro Rationales 4

 C) Proxy Voting Disclosure Guidelines 8

 D) Proxy Voting Conflict Guidelines 9

 E) Special Disclosure Guidelines for Registered Investment Companies 9

 F) Documentation 11

 G) Compliance Dates 11

 H) Other Policies 12

 I)  Disclosures 12

GLOBALPROXY VOTING AND CORPORATE GOVERNANCE POLICY

PHILOSOPHY

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value.Thus, we expect board members of companies we have invested in (the -company" or -companies") to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.


 A) General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, -UBS Global AM") will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment.While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.


PRINCIPLE 1:  INDEPENDENCE OF BOARD FROM COMPANY

MANAGEMENT GUIDELINES:
  . Board exercises judgment independently of management.
  . Separate Chairman and Chief Executive.
  . Board has access to senior management members.
  . Board is comprised of a significant number of independent outsiders. . Outside directors meet independently.
  . CEO performance standards are in place.
  . CEO performance is reviewed annually by the full board.
  . CEO succession plan is in place.

  . Board involvement in ratifying major strategic initiatives.
  . Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2:  QUALITY OF BOARD

MEMBERSHIP GUIDELINES:
  . Board determines necessary board member skills, knowledge and experience. . Board conducts the screening and selection process for new directors.
  . Shareholders should have the ability to nominate directors.
  . Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.
  . Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.
  . Board meets regularly (at least four times annually).




PRINCIPLE 3:  APPROPRIATE MANAGEMENT OF CHANGE IN

CONTROL GUIDELINES:
  . Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.
  . Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.
  . Employment contracts should not entrench management.
  . Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4:  REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER

INTERESTS GUIDELINES:
  . Executive remuneration should be commensurate with responsibilities and performance.
  . Incentive schemes should align management with shareholder objectives.
  . Employment policies should encourage significant shareholding by management and board members.
  . Incentive rewards should be proportionate to the successful achievement of predetermined financial targets.
  . Long-term incentives should be linked to transparent long-term performance criteria.
  . Dilution of shareholders' interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

PRINCIPLE 5: AUDITORS ARE

INDEPENDENT GUIDELINES:
  . Auditors are approved by shareholders at the annual meeting.
  . Audit, consulting and other fees to the auditor are explicitly disclosed. . The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.
  . Periodic (every 5 years) tender of the audit firm or audit partner.

 B) Proxy Voting Guidelines - Macro Rationales Macro Rationales are used to explain why we vote on each proxy issue.The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

 1) General Guidelines

  .a. When our view of the issuer's management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.


  .b. If management's performance has been questionable we may abstain or vote against specific proxy proposals.

  .c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

  .d. In general, we oppose proposals, which in our view, act to entrench management.

  .e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

  .f. We will vote in favor of shareholder resolutions for confidential voting.

 2) Board of Directors and Auditors

  .a. Unless our objection to management's recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.


  .b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

  .c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

  .d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

  .e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.

 3) Compensation

  .a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.


  .b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

  .c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

  .d. We may vote against a compensation or incentive program if it is not adequately tied to a company's fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.

  .e. Where company and management's performance has been poor, we may object to the issuance of additional shares for option purposessuch that management is rewarded for poor performance or further entrenches its position.

  .f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably.We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

 4) Governance Provisions

  .a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

  .b. We believe that -poison pill" proposals, which dilute an issuer's stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.

  .c. Any substantial new share issuance should require prior shareholder approval.

  .d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

  .e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

  .f. We generally do not oppose management's recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.

  .g. We will support proposals that enable shareholders to directly nominate directors.

 5) Capital Structure and Corporate Restructuring

  .a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.


  .b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action.We support shareholder proposals to eliminate dual class schemes.

 6) Mergers, Tender Offers and Proxy Contests

  .a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.


 7) Social, Environmental, Political and Cultural

  .a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.


  .b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management's ability to find an optimal solution.While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal.We prefer to address these issues through engagement.

  .c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

 8) Administrative and Operations

  .a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue.Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.


  .b. We are sympathetic to shareholders who are long-term holders of a company's stock, who desire to make concise statements about the long-term operations of the company in the proxy statement.However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

 9) Miscellaneous

  .a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client's direction.


  .b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).

  .c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

  .d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.

 C) Proxy Voting Disclosure Guidelines
  . UBS Global AM will disclose to clients, as required by the Investment
    Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.
  . UBS Global AM will disclose to clients, as required by the Investment
    Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.
  . Upon request or as required by law or regulation, UBS Global AMwill disclose to a client or a client's fiduciaries, the manner in which we exercised voting rights on behalf of the client.
  . Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline.If the request involves a conflict due to the client's relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)
  . Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy.We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committeeand regional Legal and Compliance representative.
  . Any employee, officer or director of UBS Global AM receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company's proxies.
  . Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
  . In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
  . We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
  . The Chairman of the Global Corporate Governance Committee and the applicable
    Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.

Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.


 D) Proxy Voting Conflict Guidelines In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
  . Under no circumstances will general business, sales or marketing issues influence our proxy votes.

  . UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (-Affiliates") have policies in place prohibiting the sharing of certain sensitive information.These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate.Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately.[Note:Legal and Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.

 E) Special Disclosure Guidelines for Registered Investment Company Clients

 1) Registration Statement (Open-End and Closed-End Funds)Management is responsible for ensuring the following:

  . That these procedures, which are the procedures used by the investment adviser on the Funds' behalf, are described in the Statement of Additional Information (SAI).Theprocedures may be described in the SAI or attached as an exhibit to the registration statement.
  . That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
  . That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available
    (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and
    (ii) on the Commission's website.If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

 2) Shareholder Annual and Semi-Annual Report (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
  . That each Fund's shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number; (ii) on the Fund's website, if applicable; and (iii) on the Commission's website.If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.
  . That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and

   .(ii) on the Commission's website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.


 3) Form N-CSR (Closed-End Fund Annual Reports Only)Management is responsible for ensuring the following:
  . That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing.However, the SEC's preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.
  . That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

 4) Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
  . That each Fund files its complete proxy voting record on Form N-PX for the 12 month period ended June 30 by no later than August 31 of each year.

  . Fund management is responsible for reporting to the Funds' Chief Compliance
    Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds' Form N-PX.

 5) Oversight of Disclosure The Funds' Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with.The Funds' Chief Compliance Officer shall recommend to each Fund's Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds' compliance with relevant federal securities laws.

                              RESPONSIBLE PARTIES

The following parties will be responsible for implementing and enforcing this policy:
THE CHIEF COMPLIANCE OFFICER AND HIS/HER DESIGNEES

                                 DOCUMENTATION

Monitoring and testing of this policy will be documented in the following ways:

  . ANNUAL REVIEW BY THE FUNDS' AND UBS GLOBAL AM'S CHIEF COMPLIANCE OFFICER OF
    THE EFFECTIVENESS OF THESE PROCEDURES

  . ANNUAL REPORT OF FUNDS' CHIEF COMPLIANCE OFFICER REGARDING THE EFFECTIVENESS
    OF THESE PROCEDURES

  . PERIODIC REVIEW OF ANY PROXY SERVICE VENDOR BY THE CHIEF COMPLIANCE OFFICER

  . PERIODIC REVIEW OF PROXY VOTES BY THE VOTING COMMITTEE


                                COMPLIANCE DATES

The following compliance dates should be added to the Complaince Calendar:

  . FILE FORM N-PX BY AUGUST 31 FOR EACH REGISTERED INVESTMENT COMPANY CLIENT

  . ANNUAL REVIEW BY THE FUNDS' AND UBS GLOBAL AM'S CHIEF COMPLIANCE OFFICER OF
    THE EFFECTIVENESS OF THESE PROCEDURES

  . ANNUAL REPORT OF FUNDS' CHIEF COMPLIANCE OFFICER REGARDING THE EFFECTIVENESS
    OF THESE PROCEDURES

  . FORM N-CSR, SHAREHOLDER ANNUAL AND SEMI-ANNUAL REPORTS, AND ANNUAL UPDATES
    TO FUND REGISTRATION STATEMENTS AS APPLICABLE

  . PERIODIC REVIEW OF ANY PROXY SERVICE VENDOR BY THE CHIEF COMPLIANCE OFFICER

  . PERIODIC REVIEW OF PROXY VOTES BY THE PROXY VOTING COMMITTEE


                                 OTHER POLICIES

Other policies that this policy may affect include:

  . RECORDKEEPING POLICY

  . AFFILIATED TRANSACTIONS POLICY

  . CODE OF ETHICS

  . SUPERVISION OF SERVICE PROVIDERS POLICY

Other policies that may affect this policy include:

  . RECORDKEEPING POLICY

  . AFFILIATED TRANSACTIONS POLICY

  . CODE OF ETHICS

  . SUPERVISION OF SERVICE PROVIDERS POLICY

17244038










                Description of Proxy Voting Policy and Procedures


Policy

Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client's best interest is upheld and in a manner that does not subrogate the client's best interest to that of the firm's in instances where a material conflict exists.

Approach

Vaughan Nelson has created a Proxy Voting Guideline ("Guideline") believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson's Investment Committee and it considers the nature of it's business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm (Institutional Shareholder Services), internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a "blanket voting approach" cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in your best interest.

Vaughan Nelson in executing their duty to vote proxies, may encounter a material conflict of interest. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, given the nature of Vaughan Nelson's business, client base, relationships, the types of securities managed and the fact Vaughan Nelson is not affiliated with an investment banking or similar firm. Notwithstanding, if a conflict of interest arises we will undertake to vote the proxy or proxy issue in your continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson's part, or casting the vote as indicated by the independent third-party research firm, Institutional Shareholder Services ("ISS").

Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) Mutual funds - whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) International Securities - whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) New Accounts - instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, or 4) Unsupervised Securities - where the firm does not have a basis on which to offer advice.

In summary, Vaughan Nelson's goal is to vote proxy material in a manner that is believed to assist in maximizing the value of a portfolio.

Vaughan Nelson's procedures in practice involve forwarding a listing of client holdings to ISS each day in order to assist with identifying upcoming proxy votes. Vaughan Nelson arranges for the custodians associated with each client to forward all client proxy forms to ISS. Once a "proxy analysis" is received from ISS the individual issues are matched to the Vaughan Nelson Proxy Voting Guideline. Areas not covered by the Guideline (such as votes on mergers/acquisitions) are routed to the portfolio manager for vote indications. Completed proxy analyses are voted electronically through an interface with ISS who then completes the actual proxy vote on Vaughan Nelson's behalf. All analyses with vote indications are retained. Reports concerning votes made on behalf of an account are accessible through ISS.










                               WM ADVISORS, INC.


           PROXY VOTING POLICIES AND PROCEDURES OF WM ADVISORS, INC.

THE ROLE OF WM ADVISORS, INC.

In its capacity as an investment adviser for each of its clients, WM Advisors, Inc. ("WMA") shall, except where WMA and the client have otherwise agreed, assist the client in voting proxies with respect to its portfolio securities to the extent that such proxies relate to matters involving investment judgment. In addition, the client may authorize WMA, in its capacity as adviser, to vote the client's proxies. In such cases, WMA is responsible for casting the proxy votes in a manner consistent with the best interests of the client.


THE ROLE OF THE PROXY VOTING SERVICE

WMA has engaged Institutional Shareholder Services ("ISS") to assist in the voting of proxies. ISS is responsible for coordinating with the client's custodian to ensure that all proxy materials received by the custodian relating to the client's portfolio securities are processed in a timely fashion. Subject to the right of the client, WMA and any applicable sub-adviser to instruct ISS to vote a specific proxy in a specific manner (an "Exception"), ISS will vote all proxies in accordance with its proxy voting guidelines. (Where those guidelines call for a determination to be made on a case-- by-case basis, ISS is responsible for obtaining such information as is reasonably necessary for it to determine how to vote such proxies in the best interests of the client, and for so voting such proxies.) ISS will notify WMA and any applicable sub-adviser as to how it intends to vote each proxy no later than 3 business days prior to voting such proxy. In the event WMA or a sub-adviser wishes to create an Exception for a proxy vote, it will notify ISS at least 1 business day before the last day on which the proxy could be voted.
 Except as may otherwise be agreed by a client, WMA will provide a report (including both the basis and rationale for the Exception and a certification as to the absence of any conflict of interest (as described below under "Conflicts of Interest") relating to such proxy) with respect to each Exception to the client at least quarterly.


ISS will identify to WMA any proxy with respect to which it may be deemed to have a conflict of interest at least 5 business days prior to the last day such proxy could be voted. WMA will determine how any such proxy will be voted, unless it may also be deemed to have a conflict, in which case WMA will make a recommendation to the client with respect to the proxy, and the client will determine how the proxy should be voted.


CONFLICTS OF INTEREST

Occasions may arise where a person or organization involved in the proxy voting process for a client may have a conflict of interest in voting the client's proxy. A conflict of interest may exist, for example, if WMA has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., a familial relationship with company management) relating to a particular proxy shall disclose that conflict to WMA and otherwise remove himself or herself from the proxy voting process. WMA will review each proxy with respect to which it wishes to create an Exception to determine if a conflict of interest exists and will provide the client with a Conflicts Report for each proxy that
(1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside WMA (other than routine communications from proxy solicitors) with respect to the proxy.


PROXY VOTING GUIDELINES OF WM ADVISORS, INC.

The proxy voting guidelines below give a general indication of how WM Advisors, Inc. ("WMA") will vote a client's portfolio securities on proposals dealing with a particular issue. WMA may delegate its responsibilities with respect to proxy voting for any client to one or more sub-advisers approved by the client. In cases where WMA has engaged a proxy voting service, the proxy voting service will vote all proxies relating to client's portfolio securities in accordance with its guidelines, except as otherwise instructed by the client, WMA or any relevant sub-adviser. If a portfolio security is currently being loaned by a client but is the subject of a vote that WMA determines is material to the value of the security, WMA will seek to recall that portfolio security and vote the proxy in accordance with these guidelines. Votes with respect to portfolio securities on loan will otherwise be voted in the discretion of the borrower.


The proxy voting guidelines are just that - guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when WMA may not vote in strict adherence to these guidelines.


WMA, as part of its ongoing review and analysis of all client portfolio holdings, is responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the client and/or any proxy voting service of circumstances where the client's interests warrant a vote contrary to these guidelines.


The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as "management proposals"), which have been approved and recommended by its board of directors.
 In view of the enhanced corporate governance practices currently being implemented in public companies and WMA's intent to hold corporate boards accountable for their actions in promoting shareholder interests, the client's proxies generally will be voted in support of decisions reached by independent boards of directors. Accordingly, the client's proxies will be voted FOR board-approved proposals, except as indicated below.

DOMESTIC (U.S.) PROXIES

 1) AUDITORS

  . Vote FOR proposals to ratify auditors, unless any of the following apply:
    . An auditor has a financial interest in or association with the company, and is therefore not independent;
    . Fees for non-audit services are excessive, or . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
  . Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
  . Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account these factors:
    . Tenure of the audit firm
    . Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
    . Length of the rotation period advocated in the proposal
    . Significant audit-related issues
    . Number of audit committee meetings held each year
    . Number of financial experts serving on the committee

 2) BOARD OF DIRECTORS
  . Voting on Director Nominees in Uncontested Elections
    Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
    . Insiders and affiliated outsiders on boards that are not at least majority independent
    . Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies
    . Directors who adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
    . Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)
    . Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election
  . Classification/Declassification of the Board
    . Vote AGAINST proposals to classify the board.
    . Vote FOR proposals to repeal classified boards and to elect all directors annually.
  . Independent Chairman (Separate Chairman/CEO)
    . Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.
  . Majority of Independent Directors/Establishment of Committees
    . Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
    . Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

 3) SHAREHOLDER RIGHTS
  . Shareholder Ability to Act by Written Consent
    . Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
    . Vote FOR proposals to allow or make easier shareholder action by written consent.
  . Shareholder Ability to Call Special Meetings
    . Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
    . Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
  . Supermajority Vote Requirements
    . Vote AGAINST proposals to require a supermajority shareholder vote.

    . Vote FOR proposals to lower supermajority vote requirements.
  . Cumulative Voting
    . Vote AGAINST proposals to eliminate cumulative voting.
    . Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

.. Confidential Voting

    . Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
    . Vote FOR management proposals to adopt confidential voting.

 4) PROXY CONTESTS
  . Voting for Director Nominees in Contested Elections
    . Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
  . Reimbursing Proxy Solicitation Expenses
    . Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

 5) POISON PILLS
  . Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

 6) MERGERS AND CORPORATE RESTRUCTURINGS
  . Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

 7) REINCORPORATION PROPOSALS
  . Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

 8) CAPITAL STRUCTURE
  . Common Stock Authorization
    . Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
    . Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
    . Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.
  . Dual-class Stock
    . Vote AGAINST proposals to create a new class of common stock with superior voting rights.
    . Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
      . It is intended for financing purposes with minimal or no dilution to current shareholders; or
      .It is not designed to preserve the voting power of an insider or significant shareholder.

 9) EXECUTIVE AND DIRECTOR COMPENSATION
    . Votes with respect to compensation plans should be determined on a
      CASE-BY-CASE basis. ISS's methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.
    . Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.
    . Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:
      .The plan expressly permits repricing of underwater options without shareholder approval; or
      .
        There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on
      .The company's most recent three-year burn rate is excessive and is an outlier within its peer group
  . Management Proposals Seeking Approval to Reprice Options
    . Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
      .  Historic trading patterns
      .  Rationale for the repricing
      .  Value-for-value exchange
      .  Option vesting
      .  Term of the option
      .  Exercise price
      . Participation
      .  Treatment of surrendered options
  . Qualified Employee Stock Purchase Plans
    . Votes on employee stock purchase plans should be determined on a
      CASE-BY-CASE basis.
    . Vote FOR employee stock purchase plans where all of the following apply:
      .  Purchase price is at least 85 percent of fair market value;
      . Offering period is 27 months or less; and . Potential voting power dilution (VPD) is ten percent or less.
    . Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.
  . Nonqualified Employee Stock Purchase Plans
    . Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
    . Vote FOR nonqualified plans with all the following features:
      .  Broad-based participation
      .Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
      .Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value
      .No discount on the stock price on the date of purchase since there is a company matching contribution
    . Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.
  . Shareholder Proposals on Compensation
    . Generally, vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
      .Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.
      .Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

 10) SOCIAL AND ENVIRONMENTAL ISSUES
    . These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company. Vote:
      .FOR proposals for the company to amend its Equal Employment Opportunity
        (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

      .AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.
      .CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations

FOREIGN (NON-U.S.) PROXIES

 1) FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

  . Vote FOR approval of financial statements and director and auditor reports, unless:
    . There are concerns about the accounts presented or audit procedures used;
      or
    . The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

 2) APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION
  . Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
    . There are serious concerns about the accounts presented or the audit procedures used;
    . The auditors are being changed without explanation; or . Non-audit-related fees are substantial or are routinely in excess of standard annual audit fees.
  . Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
  . ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

 3) APPOINTMENT OF INTERNAL STATUTORY AUDITORS
  . Vote FOR the appointment or reelection of statutory auditors, unless:
    . There are serious concerns about the statutory reports presented or the audit procedures used;
    . Questions exist concerning any of the statutory auditors being appointed;
      or
    . The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

 4) ALLOCATION OF INCOME
  . Vote FOR approval of the allocation of income, unless:
    . The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
    . The payout is excessive given the company's financial position.

 5) STOCK (SCRIP) DIVIDEND ALTERNATIVE
  . Vote FOR most stock (scrip) dividend proposals.
  . Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

 6) AMENDMENTS TO ARTICLES OF ASSOCIATION
  . Vote amendments to the articles of association on a CASE-BY-CASE basis.

 7) CHANGE IN COMPANY FISCAL TERM
  . Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

 8) LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP
  . Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

 9) AMEND QUORUM REQUIREMENTS
  . Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

 10) TRANSACT OTHER BUSINESS
  . Vote AGAINST other business when it appears as a voting item.

 11) DIRECTOR ELECTIONS

  . Vote FOR management nominees in the election of directors, unless:
    . Adequate disclosure has not been met in a timely fashion;
    . There are clear concerns over questionable finances or restatements;
    . There have been questionable transactions with conflicts of interest;
    . There are any records of abuses against minority shareholder interests;
      and
    . there are clear concerns about the past performance of the company or the board; or
    . The board fails to meet minimum corporate governance standards.
  . Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
  . Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
  . Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).
  . Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

 12) DIRECTOR COMPENSATION
  . Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.
  . Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
  . Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.
  . Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

 13) DISCHARGE OF BOARD AND MANAGEMENT
    . Vote FOR discharge of the board and management, unless:
    . there are serious questions about actions of the board or management for the year in question; or
    . legal action is being taken against the board by other shareholders.
  . Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

 14) DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS . Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
  . Vote AGAINST proposals to indemnify auditors.

 15) BOARD STRUCTURE
  . Vote FOR proposals to fix board size.
  . Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
  . Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

 16) SHARE ISSUANCE REQUESTS
  . General Issuances
    . Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
    . Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
  . Specific Issuances
    . Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

 17) INCREASES IN AUTHORIZED CAPITAL
  . Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
  . Vote FOR specific proposals to increase authorized capital to any amount, unless:
  . the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

  . the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).
  . Vote AGAINST proposals to adopt unlimited capital authorizations.

 18) REDUCTION OF CAPITAL
  . Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
  . Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

 19) CAPITAL STRUCTURES
  . Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
  . Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

 20) PREFERRED STOCK
  . Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
  . Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.
  . Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
  . Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
  . Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

 21) DEBT ISSUANCE REQUESTS
  . Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
  . Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.
  . Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

 22) PLEDGING OF ASSETS FOR DEBT
  . Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

 23) INCREASE IN BORROWING POWERS
  . Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

 24) SHARE REPURCHASE PLANS:
  . Vote FOR share repurchase plans, unless:
    . clear evidence of past abuse of the authority is available; or . the plan contains no safeguards against selective buybacks.

 25) REISSUANCE OF SHARES REPURCHASED:
  . Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

 26) CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:
  . Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

 27) REORGANIZATIONS/RESTRUCTURINGS:
  . Vote reorganizations and restructurings on a CASE-BY-CASE basis.

 28) MERGERS AND ACQUISITIONS:
  . Vote FOR mergers and acquisitions, unless:
    . the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or . the company's structure following the acquisition or merger does not reflect good corporate governance.
  . Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

  . ABSTAIN if there is insufficient information available to make an informed voting decision.

 29) MANDATORY TAKEOVER BID WAIVERS:
  . Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

 30) REINCORPORATION PROPOSALS:
  . Vote reincorporation proposals on a CASE-BY-CASE basis.

 31) EXPANSION OF BUSINESS ACTIVITIES:
  . Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

 32) RELATED-PARTY TRANSACTIONS:
  . Vote related-party transactions on a CASE-BY-CASE basis.

 33) COMPENSATION PLANS:
  . Vote compensation plans on a CASE-BY-CASE basis.

 34) ANTI-TAKEOVER MECHANISMS:
  . Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

 35) SHAREHOLDER PROPOSALS:
  . Vote all shareholder proposals on a CASE-BY-CASE basis.
  . Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.
  . Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Updated May 12, 2005

APPENDIX C


PORTFOLIO MANAGER DISCLOSURES
Information relating to the portfolio managers for each of the funds follows.

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         PRINCIPAL INVESTORS FUND, INC. - PARTNERS LARGE CAP VALUE FUND
                                 [Name of Fund
  ] MARILYN G. FEDAK, JOHN MAHEDY, CHRIS MARX, JOHN D. PHILLIPS, JR., MARK R.
                                    GORDON
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                             ALLIANCEBERNSTEIN L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...  37,827    $44,272,000,000
                                        ----------------------------
 *  other pooled investment vehicles:...    35      $2,360,000,000
                                        ----------------------------
 *  other accounts:.....................    496     $33,880,000,000
                                        ----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     1      $6,776,000,000
                                        ---------------------------
 *  other pooled investment vehicles:...     -            -
                                        ---------------------------
 *  other accounts:.....................    13      $3,206,000,000
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   AS AN INVESTMENT ADVISER AND FIDUCIARY, ALLIANCEBERNSTEIN OWES ITS CLIENTS AND SHAREHOLDERS AN UNDIVIDED DUTY OF LOYALTY. WE RECOGNIZE THAT CONFLICTS OF INTEREST ARE INHERENT IN OUR BUSINESS AND ACCORDINGLY HAVE DEVELOPED POLICIES AND PROCEDURES (INCLUDING OVERSIGHT MONITORING) REASONABLY DESIGNED TO DETECT, MANAGE AND MITIGATE THE EFFECTS OF ACTUAL OR POTENTIAL CONFLICTS OF INTEREST IN THE AREA OF EMPLOYEE PERSONAL TRADING, MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS, INCLUDING ALLIANCEBERNSTEIN MUTUAL FUNDS, AND ALLOCATING INVESTMENT OPPORTUNITIES. INVESTMENT PROFESSIONALS, INCLUDING PORTFOLIO MANAGERS AND RESEARCH ANALYSTS, ARE SUBJECT TO THE ABOVE-MENTIONED POLICIES AND OVERSIGHT MONITORING TO ENSURE THAT ALL CLIENTS ARE TREATED EQUITABLY. WE PLACE THE INTERESTS OF OUR CLIENTS FIRST AND EXPECT ALL OF OUR EMPLOYEES TO MEET THEIR FIDUCIARY DUTIES.
   EMPLOYEE PERSONAL TRADING
   ALLIANCEBERNSTEIN HAS ADOPTED A CODE OF BUSINESS CONDUCT AND ETHICS THAT IS DESIGNED TO DETECT AND PREVENT CONFLICTS OF INTEREST WHEN INVESTMENT PROFESSIONALS AND OTHER PERSONNEL OF ALLIANCEBERNSTEIN OWN, BUY OR SELL SECURITIES WHICH MAY BE OWNED BY, OR BOUGHT OR SOLD FOR, CLIENTS. PERSONAL SECURITIES TRANSACTIONS BY AN EMPLOYEE MAY RAISE A POTENTIAL CONFLICT OF INTEREST WHEN AN EMPLOYEE OWNS OR TRADES IN A SECURITY THAT IS OWNED OR CONSIDERED FOR PURCHASE OR SALE BY A CLIENT, OR RECOMMENDED FOR PURCHASE OR SALE BY AN EMPLOYEE TO A CLIENT. SUBJECT TO THE REPORTING REQUIREMENTS AND OTHER LIMITATIONS OF ITS CODE OF BUSINESS CONDUCT AND ETHICS, ALLIANCEBERNSTEIN PERMITS ITS EMPLOYEES TO ENGAGE IN PERSONAL SECURITIES TRANSACTIONS, AND ALSO ALLOWS THEM TO ACQUIRE INVESTMENTS IN THE
   ALLIANCEBERNSTEIN MUTUAL FUNDS THROUGH DIRECT PURCHASE, 401K/PROFIT SHARING PLAN INVESTMENT AND/OR NOTIONALLY IN CONNECTION WITH DEFERRED INCENTIVE COMPENSATION AWARDS. ALLIANCEBERNSTEIN'S CODE OF ETHICS AND BUSINESS CONDUCT REQUIRES DISCLOSURE OF ALL PERSONAL ACCOUNTS AND MAINTENANCE OF BROKERAGE ACCOUNTS WITH DESIGNATED BROKER-DEALERS APPROVED BY ALLIANCEBERNSTEIN. THE CODE ALSO REQUIRES PRECLEARANCE OF ALL SECURITIES TRANSACTIONS AND IMPOSES A ONE-YEAR HOLDING PERIOD FOR SECURITIES PURCHASED BY EMPLOYEES TO DISCOURAGE SHORT-TERM TRADING.

   MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS
   ALLIANCEBERNSTEIN HAS COMPLIANCE POLICIES AND OVERSIGHT MONITORING IN PLACE TO ADDRESS CONFLICTS OF INTEREST RELATING TO THE MANAGEMENT OF MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS. CONFLICTS OF INTEREST MAY ARISE WHEN AN INVESTMENT PROFESSIONAL HAS RESPONSIBILITIES FOR THE INVESTMENTS OF MORE THAN ONE ACCOUNT BECAUSE THE INVESTMENT PROFESSIONAL MAY BE UNABLE TO DEVOTE EQUAL TIME AND ATTENTION TO EACH ACCOUNT. THE INVESTMENT PROFESSIONAL OR INVESTMENT PROFESSIONAL TEAMS FOR EACH CLIENT MAY HAVE RESPONSIBILITIES FOR MANAGING ALL OR A PORTION OF THE INVESTMENTS OF MULTIPLE ACCOUNTS WITH A COMMON INVESTMENT STRATEGY, INCLUDING OTHER REGISTERED INVESTMENT COMPANIES, UNREGISTERED INVESTMENT VEHICLES, SUCH AS HEDGE FUNDS, PENSION PLANS, SEPARATE ACCOUNTS, COLLECTIVE TRUSTS AND CHARITABLE FOUNDATIONS. AMONG OTHER THINGS, ALLIANCEBERNSTEIN'S POLICIES AND PROCEDURES PROVIDE FOR THE PROMPT DISSEMINATION TO INVESTMENT PROFESSIONALS OF INITIAL OR CHANGED INVESTMENT RECOMMENDATIONS BY ANALYSTS SO THAT INVESTMENT PROFESSIONALS ARE BETTER ABLE TO DEVELOP INVESTMENT STRATEGIES FOR ALL ACCOUNTS THEY MANAGE. IN ADDITION, INVESTMENT DECISIONS BY INVESTMENT PROFESSIONALS ARE REVIEWED FOR THE PURPOSE OF MAINTAINING UNIFORMITY AMONG SIMILAR ACCOUNTS AND ENSURING THAT ACCOUNTS ARE TREATED EQUITABLY. NO INVESTMENT PROFESSIONAL THAT MANAGES CLIENT ACCOUNTS CARRYING PERFORMANCE FEES IS COMPENSATED DIRECTLY OR SPECIFICALLY FOR THE PERFORMANCE OF THOSE ACCOUNTS. INVESTMENT PROFESSIONAL COMPENSATION REFLECTS A BROAD CONTRIBUTION IN MULTIPLE DIMENSIONS TO LONG-TERM INVESTMENT SUCCESS FOR OUR CLIENTS AND IS NOT TIED SPECIFICALLY TO THE PERFORMANCE OF ANY PARTICULAR CLIENT'S ACCOUNT, NOR IS IT DIRECTLY TIED TO THE LEVEL OR CHANGE IN THE LEVEL OF ASSETS UNDER MANAGEMENT.

   ALLOCATING INVESTMENT OPPORTUNITIES
   ALLIANCEBERNSTEIN HAS POLICIES AND PROCEDURES INTENDED TO ADDRESS CONFLICTS OF INTEREST RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES. THESE POLICIES AND PROCEDURES ARE DESIGNED TO ENSURE THAT INFORMATION RELEVANT TO INVESTMENT DECISIONS IS DISSEMINATED PROMPTLY WITHIN ITS PORTFOLIO MANAGEMENT TEAMS AND INVESTMENT OPPORTUNITIES ARE ALLOCATED EQUITABLY AMONG DIFFERENT CLIENTS. THE INVESTMENT PROFESSIONALS AT ALLIANCEBERNSTEIN ROUTINELY ARE REQUIRED TO SELECT AND ALLOCATE INVESTMENT OPPORTUNITIES AMONG ACCOUNTS. PORTFOLIO HOLDINGS, POSITION SIZES, AND INDUSTRY AND SECTOR EXPOSURES TEND TO BE SIMILAR ACROSS SIMILAR ACCOUNTS, WHICH MINIMIZES THE POTENTIAL FOR CONFLICTS OF INTEREST RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES. NEVERTHELESS, INVESTMENT OPPORTUNITIES MAY BE ALLOCATED DIFFERENTLY AMONG ACCOUNTS DUE TO THE PARTICULAR CHARACTERISTICS OF AN ACCOUNT, SUCH AS SIZE OF THE ACCOUNT, CASH POSITION, TAX STATUS, RISK TOLERANCE AND INVESTMENT RESTRICTIONS OR FOR OTHER REASONS.

   ALLIANCEBERNSTEIN'S PROCEDURES ARE ALSO DESIGNED TO PREVENT POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE WHEN ALLIANCEBERNSTEIN HAS A PARTICULAR FINANCIAL INCENTIVE, SUCH AS A PERFORMANCE-BASED MANAGEMENT FEE, RELATING TO AN ACCOUNT. AN INVESTMENT PROFESSIONAL MAY PERCEIVE THAT HE OR SHE HAS AN INCENTIVE TO DEVOTE MORE TIME TO DEVELOPING AND ANALYZING INVESTMENT STRATEGIES AND OPPORTUNITIES OR ALLOCATING SECURITIES PREFERENTIALLY TO ACCOUNTS FOR WHICH ALLIANCEBERNSTEIN COULD SHARE IN INVESTMENT GAINS.

   TO ADDRESS THESE CONFLICTS OF INTEREST, ALLIANCEBERNSTEIN'S POLICIES AND PROCEDURES REQUIRE, AMONG OTHER THINGS, THE PROMPT DISSEMINATION TO INVESTMENT PROFESSIONALS OF ANY INITIAL OR CHANGED INVESTMENT RECOMMENDATIONS BY ANALYSTS; THE AGGREGATION OF ORDERS TO FACILITATE BEST EXECUTION FOR ALL ACCOUNTS; PRICE AVERAGING FOR ALL AGGREGATED ORDERS; OBJECTIVE ALLOCATION FOR LIMITED INVESTMENT OPPORTUNITIES (E.G., ON A ROTATIONAL BASIS) TO ENSURE FAIR AND EQUITABLE ALLOCATION AMONG ACCOUNTS; AND LIMITATIONS ON SHORT SALES OF SECURITIES. THESE PROCEDURES ALSO REQUIRE DOCUMENTATION AND REVIEW OF JUSTIFICATIONS FOR ANY DECISIONS TO MAKE INVESTMENTS ONLY FOR SELECT ACCOUNTS OR IN A MANNER DISPROPORTIONATE TO THE SIZE OF THE ACCOUNT.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   ALLIANCEBERNSTEIN'S COMPENSATION PROGRAM FOR INVESTMENT PROFESSIONALS IS DESIGNED TO BE COMPETITIVE AND EFFECTIVE IN ORDER TO ATTRACT AND RETAIN THE HIGHEST CALIBER EMPLOYEES. THE COMPENSATION PROGRAM FOR INVESTMENT PROFESSIONALS IS DESIGNED TO REFLECT THEIR ABILITY TO GENERATE LONG-TERM INVESTMENT SUCCESS FOR OUR CLIENTS, INCLUDING SHAREHOLDERS OF THE ALLIANCEBERNSTEIN MUTUAL FUNDS. INVESTMENT PROFESSIONALS DO NOT RECEIVE ANY DIRECT COMPENSATION BASED UPON THE INVESTMENT RETURNS OF ANY INDIVIDUAL CLIENT ACCOUNT, NOR IS COMPENSATION TIED DIRECTLY TO THE LEVEL OR CHANGE IN THE LEVEL OF ASSETS UNDER MANAGEMENT. INVESTMENT PROFESSIONALS' ANNUAL COMPENSATION IS COMPRISED OF THE FOLLOWING:

   (I)FIXED BASE SALARY: THIS IS GENERALLY THE SMALLEST PORTION OF COMPENSATION. THE BASE SALARY IS A RELATIVELY LOW, FIXED SALARY WITHIN A
   SIMILAR RANGE FOR ALL INVESTMENT PROFESSIONALS. THE BASE SALARY [IS DETERMINED AT THE OUTSET OF EMPLOYMENT BASED ON LEVEL OF EXPERIENCE,] DOES NOT CHANGE SIGNIFICANTLY FROM YEAR TO YEAR, AND HENCE, IS NOT PARTICULARLY SENSITIVE TO PERFORMANCE.

   (II)DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AN ANNUAL CASH BONUS:
   ALLIANCEBERNSTEIN'S OVERALL PROFITABILITY DETERMINES THE TOTAL AMOUNT OF INCENTIVE COMPENSATION AVAILABLE TO INVESTMENT PROFESSIONALS. THIS PORTION OF COMPENSATION IS DETERMINED SUBJECTIVELY BASED ON QUALITATIVE AND QUANTITATIVE FACTORS. IN EVALUATING THIS COMPONENT OF AN INVESTMENT PROFESSIONAL'S COMPENSATION, ALLIANCEBERNSTEIN CONSIDERS THE CONTRIBUTION TO HIS/HER TEAM OR DISCIPLINE AS IT RELATES TO THAT TEAM'S OVERALL CONTRIBUTION TO THE LONG-TERM INVESTMENT SUCCESS, BUSINESS RESULTS AND STRATEGY OF ALLIANCEBERNSTEIN. QUANTITATIVE FACTORS CONSIDERED INCLUDE, AMONG OTHER THINGS, RELATIVE INVESTMENT PERFORMANCE (E.G., BY COMPARISON TO COMPETITOR OR PEER GROUP FUNDS OR SIMILAR STYLES OF INVESTMENTS, AND APPROPRIATE, BROAD-BASED OR SPECIFIC MARKET INDICES), AND CONSISTENCY OF PERFORMANCE. THERE ARE NO SPECIFIC FORMULAS USED TO DETERMINE THIS PART OF AN INVESTMENT PROFESSIONAL'S COMPENSATION AND THE COMPENSATION IS NOT TIED TO ANY PRE-DETERMINED OR SPECIFIED LEVEL OF PERFORMANCE. ALLIANCEBERNSTEIN ALSO CONSIDERS QUALITATIVE FACTORS SUCH AS THE COMPLEXITY AND RISK OF INVESTMENT STRATEGIES INVOLVED IN THE STYLE OR TYPE OF ASSETS MANAGED BY THE INVESTMENT PROFESSIONAL; SUCCESS OF MARKETING/BUSINESS DEVELOPMENT EFFORTS AND CLIENT SERVICING; SENIORITY/LENGTH OF SERVICE WITH THE FIRM; MANAGEMENT AND SUPERVISORY RESPONSIBILITIES; AND FULFILLMENT OF ALLIANCEBERNSTEIN'S LEADERSHIP CRITERIA.

   (III)DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AWARDS UNDER ALLIANCEBERNSTEIN'S PARTNERS COMPENSATION PLAN ("DEFERRED AWARDS"):
   ALLIANCEBERNSTEIN'S OVERALL PROFITABILITY DETERMINES THE TOTAL AMOUNT OF DEFERRED AWARDS AVAILABLE TO INVESTMENT PROFESSIONALS. THE DEFERRED AWARDS ARE ALLOCATED AMONG INVESTMENT PROFESSIONALS BASED ON CRITERIA SIMILAR TO THOSE USED TO DETERMINE THE ANNUAL CASH BONUS. THERE IS NO FIXED FORMULA FOR DETERMINING THESE AMOUNTS. DEFERRED AWARDS, FOR WHICH THERE ARE VARIOUS INVESTMENT OPTIONS, VEST OVER A FOUR-YEAR PERIOD AND ARE GENERALLY FORFEITED IF THE EMPLOYEE RESIGNS OR ALLIANCEBERNSTEIN TERMINATES HIS/HER EMPLOYMENT. INVESTMENT OPTIONS UNDER THE DEFERRED AWARDS PLAN INCLUDE MANY OF THE SAME ALLIANCEBERNSTEIN MUTUAL FUNDS OFFERED TO MUTUAL FUND INVESTORS, THEREBY CREATING A CLOSE ALIGNMENT BETWEEN THE FINANCIAL INTERESTS OF THE INVESTMENT PROFESSIONALS AND THOSE OF ALLIANCEBERNSTEIN'S CLIENTS AND MUTUAL FUND SHAREHOLDERS WITH RESPECT TO THE PERFORMANCE OF THOSE MUTUAL FUNDS. ALLIANCEBERNSTEIN ALSO PERMITS DEFERRED AWARD RECIPIENTS TO ALLOCATE UP TO 50% OF THEIR AWARD TO INVESTMENTS IN ALLIANCEBERNSTEIN'S PUBLICLY TRADED EQUITY SECURITIES.

   (IV)CONTRIBUTIONS UNDER ALLIANCEBERNSTEIN'S PROFIT SHARING/401(K) PLAN: THE CONTRIBUTIONS ARE BASED ON ALLIANCEBERNSTEIN'S OVERALL PROFITABILITY. THE AMOUNT AND ALLOCATION OF THE CONTRIBUTIONS ARE DETERMINED AT THE SOLE DISCRETION OF ALLIANCEBERNSTEIN.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  - $1,000,000; or over $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Jennifer Bergenfeld                                               12/8/2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Jennifer Bergenfeld
[(Printed Name of person signing)]


Vice President/Counsel
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        PRINCIPAL INVESTORS FUND, INC. - PARTNERS SMALL CAP GROWTH FUND
                                 [Name of Fund
  ] BRUCE K. ARONOW, MICHAEL W. DOHERTY, N. KUMAR KIRPALANI, SAMANTHA S. LAU,
                                  JAMES RUSSO
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                             ALLIANCEBERNSTEIN L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...    22      $2,267,000,000
                                        ---------------------------
 *  other pooled investment vehicles:...    24       $308,000,000
                                        ---------------------------
 *  other accounts:.....................    23      $1,338,000,000
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     -           -
                                        -------------------------
 *  other pooled investment vehicles:...     -           -
                                        -------------------------
 *  other accounts:.....................     3      $392,000,000
                                        -------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   AS AN INVESTMENT ADVISER AND FIDUCIARY, ALLIANCEBERNSTEIN OWES ITS CLIENTS AND SHAREHOLDERS AN UNDIVIDED DUTY OF LOYALTY. WE RECOGNIZE THAT CONFLICTS OF INTEREST ARE INHERENT IN OUR BUSINESS AND ACCORDINGLY HAVE DEVELOPED POLICIES AND PROCEDURES (INCLUDING OVERSIGHT MONITORING) REASONABLY DESIGNED TO DETECT, MANAGE AND MITIGATE THE EFFECTS OF ACTUAL OR POTENTIAL CONFLICTS OF INTEREST IN THE AREA OF EMPLOYEE PERSONAL TRADING, MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS, INCLUDING ALLIANCEBERNSTEIN MUTUAL FUNDS, AND ALLOCATING INVESTMENT OPPORTUNITIES. INVESTMENT PROFESSIONALS, INCLUDING PORTFOLIO MANAGERS AND RESEARCH ANALYSTS, ARE SUBJECT TO THE ABOVE-MENTIONED POLICIES AND OVERSIGHT MONITORING TO ENSURE THAT ALL CLIENTS ARE TREATED EQUITABLY. WE PLACE THE INTERESTS OF OUR CLIENTS FIRST AND EXPECT ALL OF OUR EMPLOYEES TO MEET THEIR FIDUCIARY DUTIES.

   EMPLOYEE PERSONAL TRADING
   ALLIANCEBERNSTEIN HAS ADOPTED A CODE OF BUSINESS CONDUCT AND ETHICS THAT IS DESIGNED TO DETECT AND PREVENT CONFLICTS OF INTEREST WHEN INVESTMENT PROFESSIONALS AND OTHER PERSONNEL OF ALLIANCEBERNSTEIN OWN, BUY OR SELL SECURITIES WHICH MAY BE OWNED BY, OR BOUGHT OR SOLD FOR, CLIENTS. PERSONAL SECURITIES TRANSACTIONS BY AN EMPLOYEE MAY RAISE A POTENTIAL CONFLICT OF INTEREST WHEN AN EMPLOYEE OWNS OR TRADES IN A SECURITY THAT IS OWNED OR CONSIDERED FOR PURCHASE OR SALE BY A CLIENT, OR RECOMMENDED FOR PURCHASE OR SALE BY AN EMPLOYEE TO A CLIENT. SUBJECT TO THE REPORTING REQUIREMENTS AND OTHER LIMITATIONS OF ITS CODE OF BUSINESS CONDUCT AND ETHICS, ALLIANCEBERNSTEIN PERMITS ITS EMPLOYEES TO ENGAGE IN PERSONAL SECURITIES TRANSACTIONS, AND ALSO ALLOWS THEM TO ACQUIRE INVESTMENTS IN THE
   ALLIANCEBERNSTEIN MUTUAL FUNDS THROUGH DIRECT PURCHASE, 401K/PROFIT SHARING PLAN INVESTMENT AND/OR NOTIONALLY IN CONNECTION WITH DEFERRED INCENTIVE COMPENSATION AWARDS. ALLIANCEBERNSTEIN'S CODE OF ETHICS AND BUSINESS CONDUCT REQUIRES DISCLOSURE OF ALL PERSONAL ACCOUNTS AND MAINTENANCE OF BROKERAGE ACCOUNTS WITH DESIGNATED BROKER-DEALERS APPROVED BY ALLIANCEBERNSTEIN. THE CODE ALSO REQUIRES PRECLEARANCE OF ALL SECURITIES TRANSACTIONS AND IMPOSES A ONE-YEAR HOLDING PERIOD FOR SECURITIES PURCHASED BY EMPLOYEES TO DISCOURAGE SHORT-TERM TRADING.

   MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS
   ALLIANCEBERNSTEIN HAS COMPLIANCE POLICIES AND OVERSIGHT MONITORING IN PLACE TO ADDRESS CONFLICTS OF INTEREST RELATING TO THE MANAGEMENT OF MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS. CONFLICTS OF INTEREST MAY ARISE WHEN AN INVESTMENT PROFESSIONAL HAS RESPONSIBILITIES FOR THE INVESTMENTS OF MORE THAN ONE ACCOUNT BECAUSE THE INVESTMENT PROFESSIONAL MAY BE UNABLE TO DEVOTE EQUAL TIME AND ATTENTION TO EACH ACCOUNT. THE INVESTMENT PROFESSIONAL OR INVESTMENT PROFESSIONAL TEAMS FOR EACH CLIENT MAY HAVE RESPONSIBILITIES FOR MANAGING ALL OR A PORTION OF THE INVESTMENTS OF MULTIPLE ACCOUNTS WITH A COMMON INVESTMENT STRATEGY, INCLUDING OTHER REGISTERED INVESTMENT COMPANIES, UNREGISTERED INVESTMENT VEHICLES, SUCH AS HEDGE FUNDS, PENSION PLANS, SEPARATE ACCOUNTS, COLLECTIVE TRUSTS AND CHARITABLE FOUNDATIONS. AMONG OTHER THINGS, ALLIANCEBERNSTEIN'S POLICIES AND PROCEDURES PROVIDE FOR THE PROMPT DISSEMINATION TO INVESTMENT PROFESSIONALS OF INITIAL OR CHANGED INVESTMENT RECOMMENDATIONS BY ANALYSTS SO THAT INVESTMENT PROFESSIONALS ARE BETTER ABLE TO DEVELOP INVESTMENT STRATEGIES FOR ALL ACCOUNTS THEY MANAGE. IN ADDITION, INVESTMENT DECISIONS BY INVESTMENT PROFESSIONALS ARE REVIEWED FOR THE PURPOSE OF MAINTAINING UNIFORMITY AMONG SIMILAR ACCOUNTS AND ENSURING THAT ACCOUNTS ARE TREATED EQUITABLY. NO INVESTMENT PROFESSIONAL THAT MANAGES CLIENT ACCOUNTS CARRYING PERFORMANCE FEES IS COMPENSATED DIRECTLY OR SPECIFICALLY FOR THE PERFORMANCE OF THOSE ACCOUNTS. INVESTMENT PROFESSIONAL COMPENSATION REFLECTS A BROAD CONTRIBUTION IN MULTIPLE DIMENSIONS TO LONG-TERM INVESTMENT SUCCESS FOR OUR CLIENTS AND IS NOT TIED SPECIFICALLY TO THE PERFORMANCE OF ANY PARTICULAR CLIENT'S ACCOUNT, NOR IS IT DIRECTLY TIED TO THE LEVEL OR CHANGE IN THE LEVEL OF ASSETS UNDER MANAGEMENT.

   ALLOCATING INVESTMENT OPPORTUNITIES
   ALLIANCEBERNSTEIN HAS POLICIES AND PROCEDURES INTENDED TO ADDRESS CONFLICTS OF INTEREST RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES. THESE POLICIES AND PROCEDURES ARE DESIGNED TO ENSURE THAT INFORMATION RELEVANT TO INVESTMENT DECISIONS IS DISSEMINATED PROMPTLY WITHIN ITS PORTFOLIO MANAGEMENT TEAMS AND INVESTMENT OPPORTUNITIES ARE ALLOCATED EQUITABLY AMONG DIFFERENT CLIENTS. THE INVESTMENT PROFESSIONALS AT ALLIANCEBERNSTEIN ROUTINELY ARE REQUIRED TO SELECT AND ALLOCATE INVESTMENT OPPORTUNITIES AMONG ACCOUNTS. PORTFOLIO HOLDINGS, POSITION SIZES, AND INDUSTRY AND SECTOR EXPOSURES TEND TO BE SIMILAR ACROSS SIMILAR ACCOUNTS, WHICH MINIMIZES THE POTENTIAL FOR CONFLICTS OF INTEREST RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES. NEVERTHELESS, INVESTMENT OPPORTUNITIES MAY BE ALLOCATED DIFFERENTLY AMONG ACCOUNTS DUE TO THE PARTICULAR CHARACTERISTICS OF AN ACCOUNT, SUCH AS SIZE OF THE ACCOUNT, CASH POSITION, TAX STATUS, RISK TOLERANCE AND INVESTMENT RESTRICTIONS OR FOR OTHER REASONS.

   ALLIANCEBERNSTEIN'S PROCEDURES ARE ALSO DESIGNED TO PREVENT POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE WHEN ALLIANCEBERNSTEIN HAS A PARTICULAR FINANCIAL INCENTIVE, SUCH AS A PERFORMANCE-BASED MANAGEMENT FEE, RELATING TO AN ACCOUNT. AN INVESTMENT PROFESSIONAL MAY PERCEIVE THAT HE OR SHE HAS AN INCENTIVE TO DEVOTE MORE TIME TO DEVELOPING AND ANALYZING INVESTMENT STRATEGIES AND OPPORTUNITIES OR ALLOCATING SECURITIES PREFERENTIALLY TO ACCOUNTS FOR WHICH ALLIANCEBERNSTEIN COULD SHARE IN INVESTMENT GAINS.

   TO ADDRESS THESE CONFLICTS OF INTEREST, ALLIANCEBERNSTEIN'S POLICIES AND PROCEDURES REQUIRE, AMONG OTHER THINGS, THE PROMPT DISSEMINATION TO INVESTMENT PROFESSIONALS OF ANY INITIAL OR CHANGED INVESTMENT RECOMMENDATIONS BY ANALYSTS; THE AGGREGATION OF ORDERS TO FACILITATE BEST EXECUTION FOR ALL ACCOUNTS; PRICE AVERAGING FOR ALL AGGREGATED ORDERS; OBJECTIVE ALLOCATION FOR LIMITED INVESTMENT OPPORTUNITIES (E.G., ON A ROTATIONAL BASIS) TO ENSURE FAIR AND EQUITABLE ALLOCATION AMONG ACCOUNTS; AND LIMITATIONS ON SHORT SALES OF SECURITIES. THESE PROCEDURES ALSO REQUIRE DOCUMENTATION AND REVIEW OF JUSTIFICATIONS FOR ANY DECISIONS TO MAKE INVESTMENTS ONLY FOR SELECT ACCOUNTS OR IN A MANNER DISPROPORTIONATE TO THE SIZE OF THE ACCOUNT.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   ALLIANCEBERNSTEIN'S COMPENSATION PROGRAM FOR INVESTMENT PROFESSIONALS IS DESIGNED TO BE COMPETITIVE AND EFFECTIVE IN ORDER TO ATTRACT AND RETAIN THE HIGHEST CALIBER EMPLOYEES. THE COMPENSATION PROGRAM FOR INVESTMENT PROFESSIONALS IS DESIGNED TO REFLECT THEIR ABILITY TO GENERATE LONG-TERM INVESTMENT SUCCESS FOR OUR CLIENTS, INCLUDING SHAREHOLDERS OF THE ALLIANCEBERNSTEIN MUTUAL FUNDS. INVESTMENT PROFESSIONALS DO NOT RECEIVE ANY DIRECT COMPENSATION BASED UPON THE INVESTMENT RETURNS OF ANY INDIVIDUAL CLIENT ACCOUNT, NOR IS COMPENSATION TIED DIRECTLY TO THE LEVEL OR CHANGE IN THE LEVEL OF ASSETS UNDER MANAGEMENT. INVESTMENT PROFESSIONALS' ANNUAL COMPENSATION IS COMPRISED OF THE FOLLOWING:

   (I)FIXED BASE SALARY: THIS IS GENERALLY THE SMALLEST PORTION OF COMPENSATION. THE BASE SALARY IS A RELATIVELY LOW, FIXED SALARY WITHIN A
   SIMILAR RANGE FOR ALL INVESTMENT PROFESSIONALS. THE BASE SALARY [IS DETERMINED AT THE OUTSET OF EMPLOYMENT BASED ON LEVEL OF EXPERIENCE,] DOES NOT CHANGE SIGNIFICANTLY FROM YEAR TO YEAR, AND HENCE, IS NOT PARTICULARLY SENSITIVE TO PERFORMANCE.

   (II)DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AN ANNUAL CASH BONUS:
   ALLIANCEBERNSTEIN'S OVERALL PROFITABILITY DETERMINES THE TOTAL AMOUNT OF INCENTIVE COMPENSATION AVAILABLE TO INVESTMENT PROFESSIONALS. THIS PORTION OF COMPENSATION IS DETERMINED SUBJECTIVELY BASED ON QUALITATIVE AND QUANTITATIVE FACTORS. IN EVALUATING THIS COMPONENT OF AN INVESTMENT PROFESSIONAL'S COMPENSATION, ALLIANCEBERNSTEIN CONSIDERS THE CONTRIBUTION TO HIS/HER TEAM OR DISCIPLINE AS IT RELATES TO THAT TEAM'S OVERALL CONTRIBUTION TO THE LONG-TERM INVESTMENT SUCCESS, BUSINESS RESULTS AND STRATEGY OF ALLIANCEBERNSTEIN. QUANTITATIVE FACTORS CONSIDERED INCLUDE, AMONG OTHER THINGS, RELATIVE INVESTMENT PERFORMANCE (E.G., BY COMPARISON TO COMPETITOR OR PEER GROUP FUNDS OR SIMILAR STYLES OF INVESTMENTS, AND APPROPRIATE, BROAD-BASED OR SPECIFIC MARKET INDICES), AND CONSISTENCY OF PERFORMANCE. THERE ARE NO SPECIFIC FORMULAS USED TO DETERMINE THIS PART OF AN INVESTMENT PROFESSIONAL'S COMPENSATION AND THE COMPENSATION IS NOT TIED TO ANY PRE-DETERMINED OR SPECIFIED LEVEL OF PERFORMANCE. ALLIANCEBERNSTEIN ALSO CONSIDERS QUALITATIVE FACTORS SUCH AS THE COMPLEXITY AND RISK OF INVESTMENT STRATEGIES INVOLVED IN THE STYLE OR TYPE OF ASSETS MANAGED BY THE INVESTMENT PROFESSIONAL; SUCCESS OF MARKETING/BUSINESS DEVELOPMENT EFFORTS AND CLIENT SERVICING; SENIORITY/LENGTH OF SERVICE WITH THE FIRM; MANAGEMENT AND SUPERVISORY RESPONSIBILITIES; AND FULFILLMENT OF ALLIANCEBERNSTEIN'S LEADERSHIP CRITERIA.

   (III)DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AWARDS UNDER ALLIANCEBERNSTEIN'S PARTNERS COMPENSATION PLAN ("DEFERRED AWARDS"):
   ALLIANCEBERNSTEIN'S OVERALL PROFITABILITY DETERMINES THE TOTAL AMOUNT OF DEFERRED AWARDS AVAILABLE TO INVESTMENT PROFESSIONALS. THE DEFERRED AWARDS ARE ALLOCATED AMONG INVESTMENT PROFESSIONALS BASED ON CRITERIA SIMILAR TO THOSE USED TO DETERMINE THE ANNUAL CASH BONUS. THERE IS NO FIXED FORMULA FOR DETERMINING THESE AMOUNTS. DEFERRED AWARDS, FOR WHICH THERE ARE VARIOUS INVESTMENT OPTIONS, VEST OVER A FOUR-YEAR PERIOD AND ARE GENERALLY FORFEITED IF THE EMPLOYEE RESIGNS OR ALLIANCEBERNSTEIN TERMINATES HIS/HER EMPLOYMENT. INVESTMENT OPTIONS UNDER THE DEFERRED AWARDS PLAN INCLUDE MANY OF THE SAME ALLIANCEBERNSTEIN MUTUAL FUNDS OFFERED TO MUTUAL FUND INVESTORS, THEREBY CREATING A CLOSE ALIGNMENT BETWEEN THE FINANCIAL INTERESTS OF THE INVESTMENT PROFESSIONALS AND THOSE OF ALLIANCEBERNSTEIN'S CLIENTS AND MUTUAL FUND SHAREHOLDERS WITH RESPECT TO THE PERFORMANCE OF THOSE MUTUAL FUNDS. ALLIANCEBERNSTEIN ALSO PERMITS DEFERRED AWARD RECIPIENTS TO ALLOCATE UP TO 50% OF THEIR AWARD TO INVESTMENTS IN ALLIANCEBERNSTEIN'S PUBLICLY TRADED EQUITY SECURITIES.

   (IV)CONTRIBUTIONS UNDER ALLIANCEBERNSTEIN'S PROFIT SHARING/401(K) PLAN: THE CONTRIBUTIONS ARE BASED ON ALLIANCEBERNSTEIN'S OVERALL PROFITABILITY. THE AMOUNT AND ALLOCATION OF THE CONTRIBUTIONS ARE DETERMINED AT THE SOLE DISCRETION OF ALLIANCEBERNSTEIN.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  - $1,000,000; or over $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Jennifer Bergenfeld                                               12/8/2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Jennifer Bergenfeld
[(Printed Name of person signing)]


Vice President/Counsel
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                       Partners LargeCap Growth Fund II
                             [Name of Fund/Account
                               ]Prescott LeGard
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                               American Century
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     5      $5,053,839,293
                                        ---------------------------
 *  other pooled investment vehicles:...     0           N/A
                                        ---------------------------
 *  other accounts:.....................     3       $140,744,392
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0       N/A
                                        -------------------
 *  other pooled investment vehicles:...     0       N/A
                                        -------------------
 *  other accounts:.....................     0       N/A
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. LeGard did not own any shares of the fund as of October 31, 2006, the fund's most recent fiscal year end.






/s/Ryan L. Blaine                                               December 8, 2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Ryan L. Blaine
[(Printed Name of person signing)]


Corporate Counsel, American Century Investments
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                       Partners LargeCap Growth Fund II
                             [Name of Fund/Account
                               ]Gregory Woodhams
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                               American Century
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $5,069,683,233
                                        ---------------------------
 *  other pooled investment vehicles:...     0           N/A
                                        ---------------------------
 *  other accounts:.....................     4       $141,802,183
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0       N/A
                                        -------------------
 *  other pooled investment vehicles:...     0       N/A
                                        -------------------
 *  other accounts:.....................     0       N/A
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. Woodhams did not own any shares of the fund as of October 31, 2006, the fund's most recent fiscal year end.








/s/Ryan L. Blaine                                               December 8, 2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Ryan L. Blaine
[(Printed Name of person signing)]


Corporate Counsel, American Century Investments
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         Partners LargeCap Growth Fund
                             [Name of Fund/Account
                               ]Prescott LeGard
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                               American Century
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     5      $5,744,340,066
                                        ---------------------------
 *  other pooled investment vehicles:...     0           N/A
                                        ---------------------------
 *  other accounts:.....................     3       $140,744,392
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0       N/A
                                        -------------------
 *  other pooled investment vehicles:...     0       N/A
                                        -------------------
 *  other accounts:.....................     0       N/A
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. LeGard did not own any shares of the fund as of October 31, 2006, the fund's most recent fiscal year end.







/s/Ryan L. Blaine                                               December 8, 2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Ryan L. Blaine
[(Printed Name of person signing)]


Corporate Counsel, American Century Investments
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         Partners LargeCap Growth Fund
                             [Name of Fund/Account
                               ]Gregory Woodhams
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                               American Century
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $5,760,184,006
                                        ---------------------------
 *  other pooled investment vehicles:...     0           N/A
                                        ---------------------------
 *  other accounts:.....................     4       $141,802,183
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0       N/A
                                        -------------------
 *  other pooled investment vehicles:...     0       N/A
                                        -------------------
 *  other accounts:.....................     0       N/A
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Growth Fund.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Mr. Woodhams did not own any shares of the fund as of October 31, 2006, the fund's most recent fiscal year end.







/s/Ryan L. Blaine                                               December 8, 2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Ryan L. Blaine
[(Printed Name of person signing)]


Corporate Counsel, American Century Investments
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Value Fund II
                             [Name of Fund/Account
                                ]Brendan Healy
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                               American Century
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2006 (the most recent practicable date).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     9      $3,806,751,486
                                        ---------------------------
 *  other pooled investment vehicles:...   **0**         N/A
                                        ---------------------------
 *  other accounts:.....................     3       $253,081,985
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0       N/A
                                        -------------------
 *  other pooled investment vehicles:...     0       N/A
                                        -------------------
 *  other accounts:.....................     0       N/A
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Value Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The portfolio manager did not own any shares of the fund as of October 31, 2006, the fund's most recent fiscal year end.







/s/Ryan L. Blaine                                               December 8, 2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Ryan L. Blaine
[(Printed Name of person signing)]


Corporate Counsel, American Century Investments
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        Partners LargeCap Value Fund II
                             [Name of Fund/Account
                                ]Charles Ritter
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                               American Century
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2006 (the most recent practicable date).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     9      $3,806,751,486
                                        ---------------------------
 *  other pooled investment vehicles:...   **0**         N/A
                                        ---------------------------
 *  other accounts:.....................     3       $253,081,985
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0       N/A
                                        -------------------
 *  other pooled investment vehicles:...     0       N/A
                                        -------------------
 *  other accounts:.....................     0       N/A
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Partners LargeCap Value Fund II.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

The portfolio manager did not own any shares of the fund as of October 31, 2006, the fund's most recent fiscal year end.







/s/Ryan L. Blaine                                               December 8, 2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Ryan L. Blaine
[(Printed Name of person signing)]


Corporate Counsel, American Century Investments
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PRINCIPAL PARTNERS SMALL CAP VALUE FUND
                                 [Name of Fund
                              ] COLEMAN M. BRANDT
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         ARK ASSET MANAGEMENT CO., INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     0            0
                                        --------------------------
 *  other pooled investment vehicles:...     2       61,900,591
                                        --------------------------
 *  other accounts:.....................    77      1,945,800,465
                                        --------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   ARK'S MANAGEMENT DETERMINES LEVELS OF EACH PORFOLIO MANAGER'S COMPENSATION. COMPENSATION IS COMPRISED OF ANNUAL SALARY AND ANNUAL INCENTIVE BONUS. THERE IS NO PARTICULAR STRUCTURE OR FORMULA USED BY ARK TO DETERMINE ITS PORTFOLIO MANAGER'S COMPENSATION. EACH PORTFOLIO MANAGER'S COMPENSATION IS BASED UPON SEVERAL FACTORS, INCLUDING THE RELATIVE PERFORMANCE ACHIEVED VERSUS THE PORTFOLIO'S GROUPS BENHMARKS, THE FIRMS PROFITABILITY, THE THE PORTFOLIO MANAGER'S GROUP'S PROFITABILITY AND THE PORTFOLIO MANAGER'S: (1) CONTRIBUTION OF INVESTMENT IDEAS TO THE INVESTMENT PROCESS, (2) SKILL AS A PROFESSIONAL, AND (3) EFFECTIVE INTERFACE WITH CLIENTS AND OTHER PROFESSIONALS WITHIN THE FIRM.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000;  or  over  $1,000,000.  If  the  Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/Grace A. Zona                                                       1/11/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Grace A. Zona
[(Printed Name of person signing)]


Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PRINCIPAL PARTNERS SMALL CAP VALUE FUND
                                 [Name of Fund
                            ] WILLIAM G. CHARCALIS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         ARK ASSET MANAGEMENT CO., INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     0            0
                                        --------------------------
 *  other pooled investment vehicles:...     2       61,900,591
                                        --------------------------
 *  other accounts:.....................    77      1,945,800,465
                                        --------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   ARK'S MANAGEMENT DETERMINES LEVELS OF EACH PORFOLIO MANAGER'S COMPENSATION. COMPENSATION IS COMPRISED OF ANNUAL SALARY AND ANNUAL INCENTIVE BONUS. THERE IS NO PARTICULAR STRUCTURE OR FORMULA USED BY ARK TO DETERMINE ITS PORTFOLIO MANAGER'S COMPENSATION. EACH PORTFOLIO MANAGER'S COMPENSATION IS BASED UPON SEVERAL FACTORS, INCLUDING THE RELATIVE PERFORMANCE ACHIEVED VERSUS THE PORTFOLIO'S GROUPS BENHMARKS, THE FIRMS PROFITABILITY, THE THE PORTFOLIO MANAGER'S GROUP'S PROFITABILITY AND THE PORTFOLIO MANAGER'S: (1) CONTRIBUTION OF INVESTMENT IDEAS TO THE INVESTMENT PROCESS, (2) SKILL AS A PROFESSIONAL, AND (3) EFFECTIVE INTERFACE WITH CLIENTS AND OTHER PROFESSIONALS WITHIN THE FIRM.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000;  or  over  $1,000,000.  If  the  Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/S. jay Mermelstein                                                  12/27/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


S. Jay Mermelstein
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                               MID CAP VALUE FUND
                                 [Name of Fund
                               ] MARK GIAMBRONE
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                   BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     9      $3,910.8 MIL.
                                        --------------------------
 *  other pooled investment vehicles:...     0           $0
                                        --------------------------
 *  other accounts:.....................    15       $967.7 MIL.
                                        --------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     1      $3,470.3 MIL.
                                        --------------------------
 *  other pooled investment vehicles:...     0           $0
                                        --------------------------
 *  other accounts:.....................     0           $0
                                        --------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ACTUAL OR POTENTIAL CONFLICTS OF INTEREST MAY ARISE WHEN A PORTFOLIO MANAGER HAS MANAGEMENT RESPONSIBILITIES TO MORE THAN ONE ACCOUNT (INCLUDING THE
   FUND). BHMS MANAGES POTENTIAL CONFLICTS BETWEEN FUNDS OR WITH OTHER TYPES OF ACCOUNTS THROUGH ALLOCATION POLICIES AND PROCEDURES, INTERNAL REVIEW PROCESSES AND OVERSIGHT BY DIRECTORS AND INDEPENDENT THIRD PARTIES TO ENSURE THAT NO CLIENT, REGARDLESS OF TYPE OR FEE STRUCTURE, IS INTENTIONALLY FAVORED AT THE EXPENSE OF ANOTHER. ALLOCATION POLICIES ARE DESIGNED TO ADDRESS POTENTIAL CONFLICTS IN SITUATIONS WHERE TWO OR MORE FUNDS OR ACCOUNTS PARTICIPATE IN INVESTMENT DECISIONS INVOLVING THE SAME SECURITIES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   IN ADDITION TO BASE SALARY, ALL PORTFOLIO MANAGERS AND ANALYSTS SHARE IN A BONUS POOL THAT IS DISTRIBUTED SEMI-ANNUALLY. THE AMOUNT OF BONUS COMPENSATION IS BASED ON QUANTITATIVE AND QUALITATIVE FACTORS. ANALYSTS AND PORTFOLIO MANAGERS ARE RATED ON THEIR VALUE ADDED TO THE TEAM-ORIENTED INVESTMENT PROCESS. COMPENSATION IS NOT TIED TO A PUBLISHED OR PRIVATE BENCHMARK. IT IS IMPORTANT TO UNDERSTAND THAT CONTRIBUTIONS TO THE OVERALL INVESTMENT PROCESS MAY INCLUDE NOT RECOMMENDING SECURITIES IN AN ANALYST'S SECTOR IF THERE ARE NO COMPELLING OPPORTUNITIES IN THE INDUSTRIES COVERED BY THAT ANALYST.

   IN ADDITION, MANY OF OUR EMPLOYEES, INCLUDING ALL PORTFOLIO MANAGERS AND ANALYSTS, HAVE EQUITY OWNERSHIP IN THE FIRM THROUGH "PHANTOM STOCK" IN BHMS, AS WELL AS PARTICIPATION IN A LONG-TERM INCENTIVE PLAN WITH OLD MUTUAL ASSET MANAGEMENT (US). ALSO, ALL PARTNERS OF THE FIRM RECEIVE, ON A QUARTERLY BASIS, A SHARE OF THE FIRM'S PROFITS, WHICH ARE, TO A GREAT EXTENT, RELATED TO THE PERFORMANCE OF THE ENTIRE INVESTMENT TEAM.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.






/s/Patricia B. Andres                                          November 9, 2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Patricia B. Andrews
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                               MID CAP VALUE FUND
                                 [Name of Fund
                               ] JAMES P. BARROW
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                   BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.
                                   [Firm Name]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

3. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...    15      $33,956.1 MIL.
                                        ---------------------------
 *  other pooled investment vehicles:...     0            $0
                                        ---------------------------
 *  other accounts:.....................    27      $2,957.5 MIL.
                                        ---------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     3      $31,811.3 MIL.
                                        ---------------------------
 *  other pooled investment vehicles:...     0            $0
                                        ---------------------------
 *  other accounts:.....................     0            $0
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ACTUAL OR POTENTIAL CONFLICTS OF INTEREST MAY ARISE WHEN A PORTFOLIO MANAGER HAS MANAGEMENT RESPONSIBILITIES TO MORE THAN ONE ACCOUNT (INCLUDING THE
   FUND). BHMS MANAGES POTENTIAL CONFLICTS BETWEEN FUNDS OR WITH OTHER TYPES OF ACCOUNTS THROUGH ALLOCATION POLICIES AND PROCEDURES, INTERNAL REVIEW PROCESSES AND OVERSIGHT BY DIRECTORS AND INDEPENDENT THIRD PARTIES TO ENSURE THAT NO CLIENT, REGARDLESS OF TYPE OR FEE STRUCTURE, IS INTENTIONALLY FAVORED AT THE EXPENSE OF ANOTHER. ALLOCATION POLICIES ARE DESIGNED TO ADDRESS POTENTIAL CONFLICTS IN SITUATIONS WHERE TWO OR MORE FUNDS OR ACCOUNTS PARTICIPATE IN INVESTMENT DECISIONS INVOLVING THE SAME SECURITIES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   IN ADDITION TO BASE SALARY, ALL PORTFOLIO MANAGERS AND ANALYSTS SHARE IN A BONUS POOL THAT IS DISTRIBUTED SEMI-ANNUALLY. THE AMOUNT OF BONUS COMPENSATION IS BASED ON QUANTITATIVE AND QUALITATIVE FACTORS. ANALYSTS AND PORTFOLIO MANAGERS ARE RATED ON THEIR VALUE ADDED TO THE TEAM-ORIENTED INVESTMENT PROCESS. COMPENSATION IS NOT TIED TO A PUBLISHED OR PRIVATE BENCHMARK. IT IS IMPORTANT TO UNDERSTAND THAT CONTRIBUTIONS TO THE OVERALL INVESTMENT PROCESS MAY INCLUDE NOT RECOMMENDING SECURITIES IN AN ANALYST'S SECTOR IF THERE ARE NO COMPELLING OPPORTUNITIES IN THE INDUSTRIES COVERED BY THAT ANALYST.

   IN ADDITION, MANY OF OUR EMPLOYEES, INCLUDING ALL PORTFOLIO MANAGERS AND ANALYSTS, HAVE EQUITY OWNERSHIP IN THE FIRM THROUGH "PHANTOM STOCK" IN BHMS, AS WELL AS PARTICIPATION IN A LONG-TERM INCENTIVE PLAN WITH OLD MUTUAL ASSET MANAGEMENT (US). ALSO, ALL PARTNERS OF THE FIRM RECEIVE, ON A QUARTERLY BASIS, A SHARE OF THE FIRM'S PROFITS, WHICH ARE, TO A GREAT EXTENT, RELATED TO THE PERFORMANCE OF THE ENTIRE INVESTMENT TEAM.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/Patricia B. Andres                                          November 9, 2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Patricia B. Andrews
             [(Printed Name of person signing)]


Chief Compliance Officer
                 [(Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PIF-Principal LargeCap Growth Fund II and
                        PIF-Partners LargeCap Value Fund
                           (Cash Equitization portion)
                                  Name of Fund
                                   James Boffa
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                              BNY Asset Management
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                                    NUMBER OF         TOTAL
                                                    ACCOUNTS          ASSETS

        >>  registered investment companies: ......    5           $12,923 Mil
                                                   ------------   --------------
                                                   ------------   --------------
        >>  other pooled investment vehicles:......    2            $8,466 Mil
                                                   ------------   --------------
                                                   ------------   --------------
        >>  other accounts:........................   356           $13,579 Mil
                                                   ------------    -------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                    NUMBER OF          TOTAL
                                                     ACCOUNTS         ASSETS

        >>  registered investment companies: ......
                                                   -------------    -----------
                                                   -------------    -----------
        >>  other pooled investment vehicles:......
                                                   -------------    -----------
                                                   -------------    -----------
        >>  other accounts:........................
                                                   -------------    -----------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The compensation package consists of base and bonus, plus other Bank components such as 401k, defined contribution plan and benefits. The majority of the bonus pool for the team is driven by the success of both short (1 year) and longer term performance (3 and 5 year). Success is determined by relative performance versus the passive benchmark and peer group rankings. The head of the team's bonus is determined by the head of Institutional Asset Management and the head of BNY Asset Management. The head of the team then determines, in conjunction with the head of Institutional Asset Management, the bonuses for the team members. Bonuses are determined by performance contribution to team, evaluated using quantitative judgments based on performance attribution (approximately 80%) and qualitative judgments based on revenue retention, client interaction and contribution to the team dynamic (approximately 20%).

     The bonus consists of cash, deferred cash, stock grants and stock options. Deferral is considered for greater incentive earners particularly as awards increase.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     Not applicable.

     As access person we are subject to all compliance and precertification requirements.





/s/James Boffa                                                         1/19/2007
---------------------------------------------------------------       ---------
(Signature of person authorized to sign on behalf of the Sub-Advisor)   (Date)


James Boffa
(Printed Name of person signing)


Vice President
(Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE

                    PIF-Principal LargeCap Growth Fund II and
                        PIF-Partners LargeCap Value Fund
                           (Cash Equitization portion)
                                  [Name of Fund
                                   ] KURT ZYLA
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                        ]
                              BNY ASSET MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF   TOTAL
                                         ACCOUNTS    ASSETS
 *  registered investment companies: ...     2       533.2
                                        ---------------------
 *  other pooled investment vehicles:...    10      6,089.6
                                        ---------------------
 *  other accounts:.....................    88      14,274.4
                                        ---------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...   *****    *****
                                        -------------------
 *  other pooled investment vehicles:...   *****    *****
                                        -------------------
 *  other accounts:.....................   *****    *****
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE COMPENSATION  PACKAGE  CONSISTS  OF  BASE  AND  BONUS,  PLUS  OTHER  BANK
   COMPONENTS SUCH AS 401K, DEFINED CONTRIBUTION PLAN AND BENEFITS. THE MAJORITY OF THE BONUS POOL FOR THE TEAM IS DRIVEN BY THE SUCCESS OF BOTH SHORT (1 YEAR) AND LONGER TERM PERFORMANCE (3 AND 5 YEAR). SUCCESS IS DETERMINED BY RELATIVE PERFORMANCE VERSUS THE PASSIVE BENCHMARK AND PEER GROUP RANKINGS. THE HEAD OF THE TEAM'S BONUS IS DETERMINED BY THE HEAD OF INSTITUTIONAL ASSET MANAGEMENT AND THE HEAD OF BNY ASSET MANAGEMENT.
   THE HEAD OF THE TEAM THEN DETERMINES, IN CONJUNCTION WITH THE HEAD OF INSTITUTIONAL ASSET MANAGEMENT, THE BONUSES FOR THE TEAM MEMBERS. BONUSES ARE DETERMINED BY PERFORMANCE CONTRIBUTION TO TEAM, EVALUATED USING QUANTITATIVE JUDGMENTS BASED ON PERFORMANCE ATTRIBUTION (APPROXIMATELY 80%) AND QUALITATIVE JUDGMENTS BASED ON REVENUE RETENTION, CLIENT INTERACTION AND CONTRIBUTION TO THE TEAM DYNAMIC (APPROXIMATELY 20%).

   THE BONUS CONSISTS OF CASH, DEFERRED CASH, STOCK GRANTS AND STOCK OPTIONS. DEFERRAL IS CONSIDERED FOR GREATER INCENTIVE EARNERS PARTICULARLY AS AWARDS INCREASE.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   BECAUSE THE EQUITY INDEX IS BASED ON REPLICATION OF THE INDEX RATHER THAN STOCK PICKING BY THE PORTFOLIO MANAGERS, WE DO NOT TRACK THEIR PERSONAL SECURITY HOLDINGS AGAINST THE INDEX FUNDS.

   AS ACCESS PERSONS WE ARE SUBJECT TO ALL COMPLIANCE AND PRECERTIFICATION REQUIREMENTS.





/s/Kurt Zyla                                                           1-16-07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Kurt Zyla
[(Printed Name of person signing)]


Managing Director & CIO, Head of Quantitative Equity Management
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Large Cap Growth Fund
                             [Name of Fund/Account
                                 ]Anthony Rizza
                           [Name of Portfolio Manager
                                       ]
                           Columbus Circle Investors
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF    TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     5      $1,370.9 M
                                        -----------------------
 *  other pooled investment vehicles:...     2      $1,132.5 M
                                        -----------------------
 *  other accounts:.....................    54      $2,212.7 M
                                        -----------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF   TOTAL
                                         ACCOUNTS    ASSETS
 *  registered investment companies: ...     0         $0
                                        ---------------------
 *  other pooled investment vehicles:...     0         $0
                                        ---------------------
 *  other accounts:.....................     2      $111.6 M
                                        ---------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.
   None.


   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COLUMBUS CIRCLE INVESTORS SEEKS TO MAINTAIN A COMPETITIVE COMPENSATION PROGRAM BASED ON INVESTMENT MANAGEMENT INDUSTRY STANDARDS TO ATTRACT AND RETAIN SUPERIOR INVESTMENT PROFESSIONALS. COMPENSATION STRUCTURE IS COMPRISED OF THE FOLLOWING:

      BASE SALARY - EACH PORTFOLIO MANAGER IS PAID A FIXED BASE SALARY, WHICH VARIES AMONG PORTFOLIO MANAGERS DEPENDING ON THE EXPERIENCE AND RESPONSIBILITIES OF THE PORTFOLIO MANAGER. THE FIRM'S GOAL IS TO MAINTAIN COMPETITIVE BASE SALARIES THROUGH AN ANNUAL REVIEW PROCESS, WHICH INCLUDES AN ANALYSIS OF INDUSTRY STANDARDS, MARKET CONDITIONS, AND SALARY SURVEYS.

      BONUS - EACH PORTFOLIO MANAGER IS ELIGIBLE TO RECEIVE AN ANNUAL BONUS. TARGETED BONUS AMOUNTS VERY AMONG PORTFOLIO MANAGERS BASED ON THE EXPERIENCE LEVEL AND RESPONSIBILITIES OF THE PORTFOLIO MANAGER. BONUS COMPENSATION IS BASED UPON THE PERFORMANCE OF THE INVESTMENT STRATEGY FOR WHICH THE PORTFOLIO MANAGER IS RESPONSIBLE AND THE ROLE THE PORTFOLIO MANAGER PLAYS IN THAT PERFORMANCE, PLUS THE VALUE TO THE FIRM THAT THE STRATEGY THE PORTFOLIO MANAGER HAS PROVIDED. VALUE TO THE FIRM IS RELATED TO THE ASSETS UNDER MANAGEMENT THAT EMPLOY THE PORTFOLIO MANAGER'S STRATEGY AS WELL AS THE PART THAT SUCCESS AND THE PORTFOLIO MANAGER PERSONALLY PLAY IN OVERALL FIRM SUCCESS. PORTFOLIO MANAGERS WHO ARE PARTNERS RECEIVE QUARTERLY BONUS COMPENSATION BASED UPON OVERALL REVENUE GENERATED BY THE PRODUCTS FOR WHICH THEY ARE RESPONSIBLE.

      EQUITY PAYMENTS - PORTFOLIO MANAGERS WHO ARE PARTNERS OF CCI RECEIVE QUARTERLY DISTRIBUTIONS BASED UPON THEIR EQUITY OWNERSHIP SHARE AND FIRM PROFITABILITY. WE BELIEVE THIS STRUCTURE ALLOWS US TO RETAIN HIGHLY QUALIFIED PORTFOLIO MANAGERS, AS IT PROVIDES THE OPPORTUNITY TO SHARE DIRECTLY IN THE SUCCESS OF THE BUSINESS.

   EACH PORTFOLIO MANAGER IS ELIGIBLE TO PARTICIPATE IN A COMPETITIVE BENEFITS PACKAGE INCLUDING HEALTH AND RETIREMENT BENEFITS [ IN THE FORM OF 401(K) PLAN], WHICH ARE AVAILABLE TO ALL OF COLUMBUS CIRCLE EMPLOYEES.



2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE




/s/Frank A. Cuttia                                                      12/5/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]

Frank Cuttita
[(Printed Name of person signing)]

Chief Administrative Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              Principal Investors Fund, Inc. - Mid Cap Growth Fund
                             [Name of Fund/Account
                                 ]Clifford Fox
                           [Name of Portfolio Manager
                                       ]
                           Columbus Circle Investors
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF    TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     2       $339.2 M
                                        -----------------------
 *  other pooled investment vehicles:...     4       $215.6 M
                                        -----------------------
 *  other accounts:.....................    99      $1,457.5 M
                                        -----------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.
   None.


   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COLUMBUS CIRCLE INVESTORS SEEKS TO MAINTAIN A COMPETITIVE COMPENSATION PROGRAM BASED ON INVESTMENT MANAGEMENT INDUSTRY STANDARDS TO ATTRACT AND RETAIN SUPERIOR INVESTMENT PROFESSIONALS. COMPENSATION STRUCTURE IS COMPRISED OF THE FOLLOWING:

      BASE SALARY - EACH PORTFOLIO MANAGER IS PAID A FIXED BASE SALARY, WHICH VARIES AMONG PORTFOLIO MANAGERS DEPENDING ON THE EXPERIENCE AND RESPONSIBILITIES OF THE PORTFOLIO MANAGER. THE FIRM'S GOAL IS TO MAINTAIN COMPETITIVE BASE SALARIES THROUGH AN ANNUAL REVIEW PROCESS, WHICH INCLUDES AN ANALYSIS OF INDUSTRY STANDARDS, MARKET CONDITIONS, AND SALARY SURVEYS.

      BONUS - EACH PORTFOLIO MANAGER IS ELIGIBLE TO RECEIVE AN ANNUAL BONUS. TARGETED BONUS AMOUNTS VERY AMONG PORTFOLIO MANAGERS BASED ON THE EXPERIENCE LEVEL AND RESPONSIBILITIES OF THE PORTFOLIO MANAGER. BONUS COMPENSATION IS BASED UPON THE PERFORMANCE OF THE INVESTMENT STRATEGY FOR WHICH THE PORTFOLIO MANAGER IS RESPONSIBLE AND THE ROLE THE PORTFOLIO MANAGER PLAYS IN THAT PERFORMANCE, PLUS THE VALUE TO THE FIRM THAT THE STRATEGY THE PORTFOLIO MANAGER HAS PROVIDED. VALUE TO THE FIRM IS RELATED TO THE ASSETS UNDER MANAGEMENT THAT EMPLOY THE PORTFOLIO MANAGER'S STRATEGY AS WELL AS THE PART THAT SUCCESS AND THE PORTFOLIO MANAGER PERSONALLY PLAY IN OVERALL FIRM SUCCESS. PORTFOLIO MANAGERS WHO ARE PARTNERS RECEIVE QUARTERLY BONUS COMPENSATION BASED UPON OVERALL REVENUE GENERATED BY THE PRODUCTS FOR WHICH THEY ARE RESPONSIBLE.

      EQUITY PAYMENTS - PORTFOLIO MANAGERS WHO ARE PARTNERS OF CCI RECEIVE QUARTERLY DISTRIBUTIONS BASED UPON THEIR EQUITY OWNERSHIP SHARE AND FIRM PROFITABILITY. WE BELIEVE THIS STRUCTURE ALLOWS US TO RETAIN HIGHLY QUALIFIED PORTFOLIO MANAGERS, AS IT PROVIDES THE OPPORTUNITY TO SHARE DIRECTLY IN THE SUCCESS OF THE BUSINESS.

   EACH PORTFOLIO MANAGER IS ELIGIBLE TO PARTICIPATE IN A COMPETITIVE BENEFITS PACKAGE INCLUDING HEALTH AND RETIREMENT BENEFITS [ IN THE FORM OF 401(K) PLAN], WHICH ARE AVAILABLE TO ALL OF COLUMBUS CIRCLE EMPLOYEES.



2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $100,000 - $500,000





/s/ Frank A. Cuttita                                                    12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]

                         Frank Cuttita

             [(Printed Name of person signing)]

                         Chief Administrative Officer

                 [(Title of person signing)
]
Chief Administrative Officer

         MANAGEMENT OF THE PARTNERS SMALLCAP VALUE FUND II (THE "FUND")

     Dimensional Fund Advisors LP ("Dimensional")[[[1]] serves as a sub-advisor to the Fund. As such, Dimensional is responsible for the Fund's assets. The Fund is managed using a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

     The Investment Committee is composed primarily of certain officers and
directors of Dimensional who are appointed annually.   As of the date of this
Prospectus the Investment Committee has seven members. Investment decisions for the Fund are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

     In accordance with the team approach used to manage the Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios managed by Dimensional including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere coordinates the efforts of all other portfolio managers with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for the day-to-day management of the Fund.

     Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.



                               PORTFOLIO MANAGER


INVESTMENTS IN THE FUND

       Information relating to the portfolio manager's ownership (including the ownership of his or her immediate family) in the Fund in this SAI as of October 31, 2006 is set forth in the chart below.

                                                          DOLLAR RANGE OF FUND SHARES OWNED
NAME OF PORTFOLIO MANAGER PORTFOLIO
Robert T. Deere           Partners SmallCap Value Fund II None

DESCRIPTION OF COMPENSATION STRUCTURE

   Portfolio managers receive a base salary, an incentive bonus and may receive a commission based on services provided to certain clients of Dimensional. Compensation of a portfolio manager is determined by Dimensional and is based on a portfolio manager's experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Funds or other accounts that they manage or on the value of assets held in the Funds' portoflios. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:

   {circle}BASE SALARY.  Each portfolio manager is paid a base salary.
      Dimensional considers the factors above to determine each portfolio manager's base salary.

   {circle}SEMI-ANNUAL BONUS. Each portfolio manager receives a bonus that is based on the factors described above. The bonus is paid two times per year.

   {circle}COMMISSIONS FOR CLIENT SERVICES.   Certain portfolio managers may
      receive a commission based on services the portfolio manager provides to certain clients of Dimensional.

   Portfolio managers may be awarded the right to purchase an equity interest in Dimensional or its parent company, as determined from time to time by the Board of Directors of Dimensional's parent company or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.


OTHER MANAGED ACCOUNTS

       In addition to the Portfolio, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by Dimensional, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and
(iii) other accounts managed for organizations and individuals. The following table sets forth information regarding accounts other than the Portfolio for which each portfolio manager has the day-to-day management responsibilities.


NAME OF    NUMBER OF ACCOUNTS MANAGED AND TOTAL ASSETS BY CATEGORY AS  NUMBER OF ACCOUNTS MANAGED AND TOTAL ASSETS BY CATEGORY AS
PORTFOLIO  OF OCTOBER 31, 2006                                         OF OCTOBER 31, 2006 FOR WHICH ADVISORY FEE IS PERFORMANCE-
MANAGER                                                                BASED
Robert T.     {circle}19 U.S. registered mutual funds with                {circle}None with respect to registered mutual funds.
Deere            approximately $46,436 million in total assets under
                 management.
              {circle}8 unregistered pooled investment vehicles with      {circle}1 unregistered pooled investment vehicle with
                 approximately $10,031 million in total assets under         approximately $303 million in total assets under
                 management.                                                 management.
              {circle}39 other accounts with approximately $2,859         {circle}None with respect to other accounts.
                 million in total assets under management.


       Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to the Fund and also simultaneously other accounts. Other accounts include registered mutual funds and other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals ("other accounts"). Other accounts may have similar investment objectives to the Fund, or purchase, sell or hold securities that are eligible to be purchased, sold or held by the Fund. Actual or apparent conflicts of interest include:

   {circle}Time Management. The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

   {circle}Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or other account. However, positions in the same security may vary and the length of time that any fund or other account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across multiple accounts.

   {circle}Broker Selection. With respect to securities transactions for the Fund, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

   {circle}Performance-Based Fees. For some accounts, Dimensional may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to other accounts where Dimensional is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Dimensional might share in investment gains.

   {circle}Client Service Responsibilities.   A conflict may arise where a
      portfolio manager receives a commission for servicing a client in that the portfolio manager may have an incentive to favor the account of that client over other accounts that the portfolio manager manages.

   {circle}Investment in the Fund. A portfolio manager or his/her relatives may invest in a portfolio that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the portfolio in which the portfolio manager or his/her relatives invest preferentially as compared to other Funds or Accounts for which they have portfolio management responsibilities.

   Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


Footnotes

][1][] Effective November 3, 2006, Dimensional converted its organizational structure from Dimensional Fund Advisors Inc., a Delaware corporation, to Dimensional Fund Advisors LP, a Delaware limited partnership. All references to "Dimensional" or the "Sub-Adviser" hereafter shall be to Dimensional Fund Advisors LP, formerly known as Dimensional Fund Advisors Inc.





/s/Robert T. Deere
[(Signature of person authorized to sign on behalf of the Sub-Advisor)]


Robert T. Deere
[(Printed Name of person signing)]


Vice President and Senior Portfolio Manager
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                            PIF EQUITY INCOME FUND I
                                 [Name of Fund
                               ] JOSEPH T. SUTY
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     1      $366,800,000
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................     0           0
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES ), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-, 3- AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER EQUITY INCOME FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.





/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                             PIF HIGH YIELD FUND II
                                 [Name of Fund
                            ] GARY J. POKRZYWINSKI
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     1      $199,200,000
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................     0           0
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-, 3- AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER CORPORATE DEBT BBB-RATED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER BENEFICIALLY OWNS SHARES OF THE FUND RANGING BETWEEN $500,001 - $1,000,000.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                                PIF INCOME FUND
                                 [Name of Fund
                               ] JOHN R. FRIEDL
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     1      $199,200,000
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................     0           0
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-, 3- AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER CORPORATE DEBT BBB RANTED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                                PIF INCOME FUND
                                 [Name of Fund
                            ] GARY J. POKRZYWINSKI
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     1      $199,200,000
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................     0           0
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-, 3- AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER CORPORATE DEBT BBB-RATED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.





/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                             PIF MIDCAP STOCK FUND
                                 [Name of Fund
                              ] DANIEL R. COLEMAN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     1      $115,800,000
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................     0           0
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-, 3- AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER MID-CAP CORE FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER BENEFICIALLY OWNS SHARES OF THE FUND IN THE RANGE OF $100,001 - $500,000.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF MORTGAGE SECURITIES FUND
                                 [Name of Fund
                               ] CRAIG V. SOSEY
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     2      $309,000,000
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................     0           0
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-, 3-, AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER U.S. MORTGAGE FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PIF SAM BALANCED PORTFOLIO
                                 [Name of Fund
                             ] MICHAEL D. MEIGHAN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-, 3- AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER BENEFICIALLY OWNS SHARES OF THE FUND IN THE RANGE OF $50,001 TO $100,000.





/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PIF SAM BALANCED PORTFOLIO
                                 [Name of Fund
                              ] RANDALL L. YOAKUM
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-. 3-. AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWNS SHARES OF THE FUND.





/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PIF SAM CONSERVATIVE BALANCED PORTFOLIO
                                 [Name of Fund
                             ] MICHAEL D. MEIGHAN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS
   MEASURED BY THE PVC BALANCED FUND'S 1-. 2-, 3-, AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.





/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PIF SAM CONSERVATIVE BALANCED PORTFOLIO
                                 [Name of Fund
                              ] RANDALL L. YOAKUM
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS
   MEASURED BY THE PVC BALANCED FUND'S 1-. 2-, 3-, AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.





/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     PIF SAM CONSERVATIVE GROWTH PORTFOLIO
                                 [Name of Fund
                             ] MICHAEL D. MEIGHAN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS
   MEASURED BY THE PVC BALANCED FUND'S 1-. 2-, 3-, AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWNS SHARES OF THE FUND.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     PIF SAM CONSERVATIVE GROWTH PORTFOLIO
                                 [Name of Fund
                              ] RANDALL L. YOAKUM
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS
   MEASURED BY THE PVC BALANCED FUND'S 1-. 2-, 3-, AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                       PIF SAM FLEXIBLE INCOME PORTFOLIO
                                 [Name of Fund
                             ] MICHAEL D. MEIGHAN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS
   MEASURED BY THE PVC BALANCED FUND'S 1-. 2-, 3-, AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                       PIF SAM FLEXIBLE INCOME PORTFOLIO
                                 [Name of Fund
                              ] RANDALL L. YOAKUM
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS
   MEASURED BY THE PVC BALANCED FUND'S 1-. 2-, 3-, AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                       PIF SAM STRATEGIC GROWTH PORTFOLIO
                                 [Name of Fund
                             ] MICHAEL D. MEIGHAN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS
   MEASURED BY THE PVC BALANCED FUND'S 1-. 2-, 3-, AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.





/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                       PIF SAM STRATEGIC GROWTH PORTFOLIO
                                 [Name of Fund
                              ] RANDALL L. YOAKUM
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,083,500,000
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE PVC BALANCED FUND'S 1-. 2-, 3, AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER BALANCED FUNDS PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER BENEFICIALLY OWN SHARES OF THE FUND IN THE RANGE OF $500,001 TO $1,000,000.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PIF SHORT-TERM INCOME FUND
                                 [Name of Fund
                               ] CRAIG V. SOSEY
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     2      $309,000,000
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................     0           0
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-, 3- AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER SHORT TERM INVESTMENT GRADE DEBT FUND PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER DOES NOT BENEFICIALLY OWN SHARES OF THE FUND.





/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PIF WEST COAST EQUITY FUND
                                 [Name of Fund
                              ] PHILIP M. FOREMAN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          EDGE ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     1      $169,600,000
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................     0           0
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   MATERIAL CONFLICTS OF INTEREST MAY ARISE WHEN A FUND'S PORTFOLIO MANAGER ALSO HAS DAY-TO-DAY MANAGEMENT RESPONSIBILITIES WITH RESPECT TO ONE OR MORE OTHER FUNDS OR OTHER ACCOUNTS, AS IS THE CASE FOR THE PORTFOLIO MANAGER LISTED ABOVE.

   A PORTFOLIO MANAGER WHO IS RESPONSIBLE FOR MANAGING MULTIPLE FUNDS AND/OR ACCOUNTS MAY DEVOTE UNEQUAL TIME AND ATTENTION TO THE MANAGEMENT OF THOSE FUNDS AND/OR ACCOUNTS. AS A RESULT, THE PORTFOLIO MANAGER MAY NOT BE ABLE TO FORMULATE AS COMPLETE A STRATEGY OR IDENTIFY EQUALLY ATTRACTIVE INVESTMENT OPPORTUNITIES FOR EACH OF THOSE ACCOUNTS AS MIGHT BE THE CASE IF HE OR SHE WERE TO DEVOTE SUBSTANTIALLY MORE ATTENTION TO THE MANAGEMENT OF A SINGLE FUND. THE EFFECTS OF THIS POTENTIAL CONFLICT MAY BE MORE PRONOUNCED WHERE FUNDS AND/OR ACCOUNTS OVERSEEN BY A PARTICULAR PORTFOLIO MANAGER HAVE DIFFERENT INVESTMENT STRATEGIES.

   IF THE PORTFOLIO MANAGER IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MULTIPLE FUNDS AND/OR ACCOUNTS, THE OPPORTUNITY MAY BE ALLOCATED AMONG THESE SEVERAL FUNDS OR ACCOUNTS, WHICH MAY LIMIT A FUND'S ABILITY TO TAKE FULL ADVANTAGE OF THE INVESTMENT OPPORTUNITY.

   AT TIMES, THE PORTFOLIO MANAGER MAY DETERMINE THAT AN INVESTMENT OPPORTUNITY MAY BE APPROPRIATE FOR ONLY SOME OF THE FUNDS AND/OR ACCOUNTS FOR WHICH HE OR SHE EXERCISES INVESTMENT RESPONSIBILITY, OR MAY DECIDE THAT CERTAIN OF THE FUNDS AND/OR ACCOUNTS SHOULD TAKE DIFFERING POSITIONS WITH RESPECT TO A PARTICULAR SECURITY. IN THESE CASES, THE PORTFOLIO MANAGER MAY PLACE SEPARATE TRANSACTIONS FOR ONE OR MORE FUNDS OR ACCOUNTS WHICH MAY AFFECT THE MARKET PRICE OF THE SECURITY OR THE EXECUTION OF THE TRANSACTION, OR BOTH, TO THE DETRIMENT OR BENEFIT OF ONE OR MORE OTHER FUNDS AND/OR ACCOUNTS.

   A PORTFOLIO MANAGER MAY BE ABLE TO SELECT OR INFLUENCE THE SELECTION OF THE BROKERS AND DEALERS THAT ARE USED TO EXECUTE SECURITIES TRANSACTIONS FOR THE FUNDS AND/OR ACCOUNT THAT THEY SUPERVISE. IN ADDITION TO EXECUTING TRADES, SOME BROKERS AND DEALERS PROVIDE PORTFOLIO MANAGERS WITH BROKERAGE AND RESEARCH SERVICES (AS THOSE TERMS ARE DEFINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934), WHICH MAY RESULT IN THE PAYMENT OF HIGHER BROKERAGE FEES THAN MIGHT HAVE OTHERWISE BEEN AVAILABLE. THESE SERVICES MAY BE MORE BENEFICIAL TO CERTAIN FUNDS OR ACCOUNTS THAN TO OTHERS. ALTHOUGH THE PAYMENT OF BROKERAGE COMMISSIONS IS SUBJECT TO THE REQUIREMENT THAT THE PORTFOLIO MANAGER DETERMINE IN GOOD FAITH THAT THE COMMISSIONS ARE REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED TO THE FUND, A PORTFOLIO MANAGER'S DECISION AS TO THE SELECTION OF BROKERS AND DEALERS COULD YIELD DISPROPORTIONATE COSTS AND BENEFITS AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES.

   A CONFLICT OF INTEREST MAY ARISE WHERE THE FINANCIAL OR OTHER BENEFITS AVAILABLE TO THE PORTFOLIO MANAGER DIFFER AMONG THE FUNDS AND/OR ACCOUNTS THAT HE OR SHE MANAGES. IF THE STRUCTURE OF THE INVESTMENT ADVISOR'S MANAGEMENT FEE AND/OR THE PORTFOLIO MANAGER'S COMPENSATION DIFFERS AMONG FUNDS AND/OR ACCOUNTS (SUCH AS WHERE CERTAIN FUNDS OR ACCOUNTS PAY HIGHER MANAGEMENT FEES), THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO HELP CERTAIN FUNDS AND/OR ACCOUNTS OVER OTHERS. THE PORTFOLIO MANAGER MIGHT BE MOTIVATED TO FAVOR FUNDS AND/OR ACCOUNTS IN WHICH HE OR SHE HAS AN INTEREST OR IN WHICH THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES HAVE INTERESTS. SIMILARLY, THE DESIRE TO MAINTAIN ASSETS UNDER MANAGEMENT OR TO ENHANCE THE PORTFOLIO MANAGER'S PERFORMANCE RECORD OR TO DERIVE OTHER REWARDS, FINANCIAL OR OTHERWISE, COULD INFLUENCE THE PORTFOLIO MANAGER IN AFFORDING PREFERENTIAL TREATMENT TO THOSE FUNDS AND/OR ACCOUNTS THAT COULD MOST SIGNIFICANTLY BENEFIT THE PORTFOLIO MANAGER.

   EDGE ASSET MANAGEMENT, INC. OR AN AFFILIATE OF EITHER MAY PROVIDE MORE SERVICES (SUCH AS DISTRIBUTION OR RECORDKEEPING) FOR SOME TYPES OF FUNDS OR ACCOUNTS THAN FOR OTHERS. IN SUCH CASES, THE PORTFOLIO MANAGER MAY BENEFIT, EITHER DIRECTLY OR INDIRECTLY, BY DEVOTING DISPROPORTIONATE ATTENTION TO THE MANAGEMENT OF FUNDS AND/OR ACCOUNTS THAT PROVIDE GREATER OVERALL RETURNS TO THE INVESTMENT MANAGER AND ITS AFFILIATES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PORTFOLIO MANAGER RECEIVES A FIXED SALARY AS WELL AS INCENTIVE-BASED COMPENSATION. SALARY IS BASED UPON A VARIETY OF FACTORS INCLUDING EDUCATION, PROFESSIONAL EXPERIENCE, SENIORITY AND ANNUAL SURVEYS OF INVESTMENT ADVISOR COMPENSATION. THE INCENTIVE-BASED PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION IS DETERMINED BY AN EVALUATION OF PROFESSIONAL AND INVESTMENT PERFORMANCE. PROFESSIONAL PERFORMANCE IS ASSESSED BY REFERENCE TO THE PORFOLIO MANAGER'S SATISFACTION OF GOALS SUCH AS THOSE RELATED TO COMPLIANCE, TEAM CONTRIBUTION, AND RESEARCH, ALL OF WHICH ARE INHERENTLY SUBJECTIVE. THE PORTFOLIO MANAGER'S INVESTMENT PERFORMANCE FOR COMPENSATION PURPOSES IS MEASURED BY THE FUND'S 1-, 2-, 3- AND 5-YEAR PERCENTILE RANKINGS AMONG ITS LIPPER MULTI-CAP CORE PEERS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER BENEFICIALLY OWNS SHARES OF THE FUND IN THE RANGE OF $100,001 - $500,000.




/s/Alex Ghazanfari                                                      1/8/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alex Ghazanfari
[(Printed Name of person signing)]


Chief Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. - PARTNERS SMALLCAP GROWTH FUND II
                                 [Name of Fund
                              ] JOSEPH W. GARNER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                             EMERALD ADVISERS, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF    TOTAL
                                         ACCOUNTS    ASSETS
 *  registered investment companies: ...     2       $199 MM
                                        ----------------------
 *  other pooled investment vehicles:...     0          0
                                        ----------------------
 *  other accounts:.....................    80      $1,988 MM
                                        ----------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   EMERALD HAS A COMPANY-WIDE COMPENSATION/INCENTIVE PLAN. A OUTSIDE CONSULTING FIRM AIDED IN THE DEVELOPMENT OF THIS PLAN.

   COMPENSATION IS DIVIDED INTO THREE PARTS. THE FIRST PART IS A FIXED SALARY THAT WE BELIEVE IS COMPARABLE TO SALARIES AT SIMILAR ASSET MANAGEMENT FIRMS. THE FIRM'S COMPENSATION COMMITTEE (WHICH INCLUDES MEMBERS OF EMERALD'S BOARD OF DIRECTORS) CAN ADJUST AN INDIVIDUAL'S SALARY BASED ON ACTUAL JOB PERFORMANCE AS WELL AS OTHER FACTORS SUCH AS INFLATION. SALARY REVIEWS ARE CONDUCTED ON AN ANNUAL BASIS.

   THE SECOND PART OF THE COMPENSATION PLAN CONSISTS OF A QUARTERLY REVIEW AND BONUS. THE BONUS POOL IS DETERMINED BY THE OVERALL PERFORMANCE OF THE FIRM. EACH PORTFOLIO MANAGER SHARES IN THE POOL DEPENDENT ON FIVE PERFORMANCE FACTORS. THREE PARTS, OR 60%, ARE EARNED BY OUTPERFOMING THE RUSSELL 2000 GROWTH INDEX ON A FIVE YEAR ROLLING, ONE YEAR ROLLING, AND QUARTERLY BASIS. OUTPERFORMANCE IS REWARDED ON AN ESCALATING SCALE AND UNDERPERFORMANCE DOES NOT MERIT A BONUS IN EACH PARTICULAR TIME FRAME. ONE PART, OR 20%, IS BASED ON A QUARTERLY PERFORMANCE REVIEW BY THE PORTFOLIO MANAGER'S IMMEDIATE SUPERVISOR. FINALLY, THE LAST PART OF THE BONUS IS BASED ON THE PORTFOLIO MANAGER'S OPERATIONAL EFFICIENCIES.

   THE FINAL PORTION OF THE NEW PLAN IS A LONG-TERM INCENTIVE PLAN. EMERALD HAS CONSISTENTLY AWARDED OR OFFERED THE PURCHASE OF DIRECT EQUITY OWNERSHIP IN THE FIRM TO KEY EMPLOYEES. SHARE OWNERSHIP IN EMERALD IS SIGNIFICANT. ADDITIONALLY, ALL EMPLOYEES ARE ELIGIBLE FOR PENSION CONTIRIBUTION MATCHING AND PROFIT SHARING CONTRIBUTIONS BY EMERALD. EMERALD BELIEVES IT HAS A COMPETITIVE COMPENSATION/INCENTIVE STRUCTURE RELATIVE TO ITS INDUSTRY BASED BOTH ON THE INVOLVEMENT OF THE CONSULTANT AND THE FACT THAT IT HAS CONSISTENTLY RETAINED ITS KEY SENIOR MANAGEMENT STAFF OVER THE LONG-TERM.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


   NONE. OUR PORTFOLIO MANAGERS ARE PROHIBITED FROM PURCHASING SHARES OF THIS FUND.





/s/Kenneth G. Mertz II                                                12/27/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Kenneth G. Mertz II
[(Printed Name of person signing)]


President
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. - PARTNERS SMALLCAP GROWTH FUND II
                                 [Name of Fund
                          ] KENNETH G. MERTZ II, CFA
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                             EMERALD ADVISERS, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF    TOTAL
                                         ACCOUNTS    ASSETS
 *  registered investment companies: ...     3       $480 MM
                                        ----------------------
 *  other pooled investment vehicles:...     0          0
                                        ----------------------
 *  other accounts:.....................    82      $2,283 MM
                                        ----------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   EMERALD HAS A COMPANY-WIDE COMPENSATION/INCENTIVE PLAN. A OUTSIDE CONSULTING FIRM AIDED IN THE DEVELOPMENT OF THIS PLAN.

   COMPENSATION IS DIVIDED INTO THREE PARTS. THE FIRST PART IS A FIXED SALARY THAT WE BELIEVE IS COMPARABLE TO SALARIES AT SIMILAR ASSET MANAGEMENT FIRMS. THE FIRM'S COMPENSATION COMMITTEE (WHICH INCLUDES MEMBERS OF EMERALD'S BOARD OF DIRECTORS) CAN ADJUST AN INDIVIDUAL'S SALARY BASED ON ACTUAL JOB PERFORMANCE AS WELL AS OTHER FACTORS SUCH AS INFLATION. SALARY REVIEWS ARE CONDUCTED ON AN ANNUAL BASIS.

   THE SECOND PART OF THE COMPENSATION PLAN CONSISTS OF A QUARTERLY REVIEW AND BONUS. THE BONUS POOL IS DETERMINED BY THE OVERALL PERFORMANCE OF THE FIRM. EACH PORTFOLIO MANAGER SHARES IN THE POOL DEPENDENT ON FIVE PERFORMANCE FACTORS. THREE PARTS, OR 60%, ARE EARNED BY OUTPERFOMING THE RUSSELL 2000 GROWTH INDEX ON A FIVE YEAR ROLLING, ONE YEAR ROLLING, AND QUARTERLY BASIS. OUTPERFORMANCE IS REWARDED ON AN ESCALATING SCALE AND UNDERPERFORMANCE DOES NOT MERIT A BONUS IN EACH PARTICULAR TIME FRAME. ONE PART, OR 20%, IS BASED ON A QUARTERLY PERFORMANCE REVIEW BY THE PORTFOLIO MANAGER'S IMMEDIATE SUPERVISOR. FINALLY, THE LAST PART OF THE BONUS IS BASED ON THE PORTFOLIO MANAGER'S OPERATIONAL EFFICIENCIES.

   THE FINAL PORTION OF THE NEW PLAN IS A LONG-TERM INCENTIVE PLAN. EMERALD HAS CONSISTENTLY AWARDED OR OFFERED THE PURCHASE OF DIRECT EQUITY OWNERSHIP IN THE FIRM TO KEY EMPLOYEES. SHARE OWNERSHIP IN EMERALD IS SIGNIFICANT. ADDITIONALLY, ALL EMPLOYEES ARE ELIGIBLE FOR PENSION CONTIRIBUTION MATCHING AND PROFIT SHARING CONTRIBUTIONS BY EMERALD. EMERALD BELIEVES IT HAS A COMPETITIVE COMPENSATION/INCENTIVE STRUCTURE RELATIVE TO ITS INDUSTRY BASED BOTH ON THE INVOLVEMENT OF THE CONSULTANT AND THE FACT THAT IT HAS CONSISTENTLY RETAINED ITS KEY SENIOR MANAGEMENT STAFF OVER THE LONG-TERM.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


   NONE. OUR PORTFOLIO MANAGERS ARE PROHIBITED FROM PURCHASING SHARES OF THIS FUND.





/s/Kenneth G. Mertz II                                                12/27/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Kenneth G. Mertz II
[(Printed Name of person signing)]


President
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. - PARTNERS SMALLCAP GROWTH FUND II
                                 [Name of Fund
                               ] STACEY L. SEARS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                             EMERALD ADVISERS, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF    TOTAL
                                         ACCOUNTS    ASSETS
 *  registered investment companies: ...     1       $188 MM
                                        ----------------------
 *  other pooled investment vehicles:...     0          0
                                        ----------------------
 *  other accounts:.....................    80      $1,987 MM
                                        ----------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   EMERALD HAS A COMPANY-WIDE COMPENSATION/INCENTIVE PLAN. A OUTSIDE CONSULTING FIRM AIDED IN THE DEVELOPMENT OF THIS PLAN.

   COMPENSATION IS DIVIDED INTO THREE PARTS. THE FIRST PART IS A FIXED SALARY THAT WE BELIEVE IS COMPARABLE TO SALARIES AT SIMILAR ASSET MANAGEMENT FIRMS. THE FIRM'S COMPENSATION COMMITTEE (WHICH INCLUDES MEMBERS OF EMERALD'S BOARD OF DIRECTORS) CAN ADJUST AN INDIVIDUAL'S SALARY BASED ON ACTUAL JOB PERFORMANCE AS WELL AS OTHER FACTORS SUCH AS INFLATION. SALARY REVIEWS ARE CONDUCTED ON AN ANNUAL BASIS.

   THE SECOND PART OF THE COMPENSATION PLAN CONSISTS OF A QUARTERLY REVIEW AND BONUS. THE BONUS POOL IS DETERMINED BY THE OVERALL PERFORMANCE OF THE FIRM. EACH PORTFOLIO MANAGER SHARES IN THE POOL DEPENDENT ON FIVE PERFORMANCE FACTORS. THREE PARTS, OR 60%, ARE EARNED BY OUTPERFOMING THE RUSSELL 2000 GROWTH INDEX ON A FIVE YEAR ROLLING, ONE YEAR ROLLING, AND QUARTERLY BASIS. OUTPERFORMANCE IS REWARDED ON AN ESCALATING SCALE AND UNDERPERFORMANCE DOES NOT MERIT A BONUS IN EACH PARTICULAR TIME FRAME. ONE PART, OR 20%, IS BASED ON A QUARTERLY PERFORMANCE REVIEW BY THE PORTFOLIO MANAGER'S IMMEDIATE SUPERVISOR. FINALLY, THE LAST PART OF THE BONUS IS BASED ON THE PORTFOLIO MANAGER'S OPERATIONAL EFFICIENCIES.

   THE FINAL PORTION OF THE NEW PLAN IS A LONG-TERM INCENTIVE PLAN. EMERALD HAS CONSISTENTLY AWARDED OR OFFERED THE PURCHASE OF DIRECT EQUITY OWNERSHIP IN THE FIRM TO KEY EMPLOYEES. SHARE OWNERSHIP IN EMERALD IS SIGNIFICANT. ADDITIONALLY, ALL EMPLOYEES ARE ELIGIBLE FOR PENSION CONTIRIBUTION MATCHING AND PROFIT SHARING CONTRIBUTIONS BY EMERALD. EMERALD BELIEVES IT HAS A COMPETITIVE COMPENSATION/INCENTIVE STRUCTURE RELATIVE TO ITS INDUSTRY BASED BOTH ON THE INVOLVEMENT OF THE CONSULTANT AND THE FACT THAT IT HAS CONSISTENTLY RETAINED ITS KEY SENIOR MANAGEMENT STAFF OVER THE LONG-TERM.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


   NONE. OUR PORTFOLIO MANAGERS ARE PROHIBITED FROM PURCHASING SHARES OF THIS FUND.




/s/Stacey L. Sears                                                   12/27/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Stacey L. Sears
[(Printed Name of person signing)]


Sr. Vice President & Portfolio Manager
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


        PRINCIPAL INVESTORS FUND, INC.-PARTNERS SMALLCAP GROWTH FUND II
                                 [Name of Fund
                                 ] NANCY PRIAL
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                    ESSEX INVESTMENT MANAGEMENT COMPANY, LLC
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category: (does not include either Principal Account)
                                         NUMBER OF     TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     2      125,700,000
                                        ------------------------
 *  other pooled investment vehicles:...     5      49,500,000
                                        ------------------------
 *  other accounts:.....................    75      471,600,000
                                        ------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...   NONE     *****
                                        -------------------
 *  other pooled investment vehicles:...   NONE     *****
                                        -------------------
 *  other accounts:.....................   NONE     *****
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ESSEX IS NOT AWARE OF ANY MATERIAL CONFLICTS OF INTEREST IN CONNECTION WITH THE PM'S MANAGEMENT OF THE FUND'S INVESTMENTS, ON THE ONE HAND, AND THE INVESTMENTS OF THE OTHER ACCOUNTS INCLUDED IN RESPONSE TO QUESTION 1, ON THE OTHER. MOREOVER, ESSEX HAS ESTABLISHED WRITTEN POLICIES AND PROCEDURES RELATING TO ITS INVESTMENT MANAGEMENT AND TRADING PRACTICES, INCLUDING ITS TRADE ALLOCATION PRACTICES, AS PART OF ESSEX'S INTERNAL CONTROLS IN ORDER TO PREVENT SUCH CONFLICTS OF INTEREST FROM ARISING.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE PROFESSIONALS AT ESSEX ARE COMPENSATED BY A THREE-TIERED APPROACH. FIRST, ALL OF THE INVESTMENT PROFESSIONALS HAVE INDUSTRY-COMPETITIVE BASE SALARIES AND RECEIVE A PERCENTAGE OF THE FIRM'S PROFITS THROUGH A PROFIT-SHARING/PENSION PLAN. SECOND, ESSEX'S PROFESSIONALS RECEIVE A YEAR-END BONUS BASED ON THEIR PERSONAL PERFORMANCE AND ESSEX'S COMPOSITE PERFORMANCE
   RELATIVE TO OUR PEERS AND BENCHMARK. THIRD, ESSEX OFFERS A COMPETITIVE BENEFIT PACKAGE INCLUDING COMPREHENSIVE FAMILY HEALTH COVERAGE.

   ESSEX'S YEARLY INVESTMENT PERFORMANCE DRIVES THE PORTFOLIO MANAGERS' INCENTIVE PORTION ("BONUS") OF THEIR COMPENSATION PACKAGE. THE PORTFOLIO MANAGERS' BONUS IS BASED ON THEIR RESPECTIVE PORTFOLIOS' ABSOLUTE, RELATIVE, AND RISK-ADJUSTED PERFORMANCE. SIXTY PERCENT OF THE EVALUATION IS BASED ON PERFORMANCE OF THE PORTFOLIOS AND 40% IS BASED ON TEAMWORK, COMMUNICATION, AND OTHER SUBJECTIVE CRITERIA. WE ALSO INCENT THEM ON THEIR 1,2 AND 3 YEAR PERFORMANCE TRACK RECORD.

   AS AN ADDED RETENTION MECHANISM, ESSEX OFFERS OWNERSHIP TO BOTH EXISTING AND PROSPECTIVE EMPLOYEES. THE CURRENT OWNERSHIP STRUCTURE ALLOWS ESSEX TO CAPITALIZE A PORTION OF ITS FREE CASH FLOW EACH YEAR AND TRANSFORM IT INTO STOCK OWNERSHIP. ESSEX ENVISIONS GRANTING OWNERSHIP AS AN ADDITIONAL INCENTIVE TO THE EMPLOYEES WHO CONTRIBUTE THE GREATEST TO THE FIRM'S FUTURE SUCCESS.

   FINALLY, ESSEX IS COMMITTED TO USING A FUNDAMENTAL TEAM APPROACH AND CULTURE THAT ENCOURAGES CONTINUITY AMONG ITS INVESTMENT PROFESSIONALS AND MAKES A CONSCIOUS EFFORT TO REWARD ITS TEAM MEMBERS ACCORDINGLY.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000;  or  over  $1,000,000.  If  the  Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Christopher P. McConnell                                            12/1/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Christopher P. McConnell
[(Printed Name of person signing)]


CEO & Chief Compliance Officer
[(Title of person signing)

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PARTNERS INTERNATIONAL FUND
                                 [Name of Fund
                               ] CESAR HERNANDEZ
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                              FIDELITY INVESTMENTS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF   TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     1       $940
                                        --------------------
 *  other pooled investment vehicles:...     3      $3,449
                                        --------------------
 *  other accounts:.....................    46      $18,001
                                        --------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...   NONE      NONE
                                        -------------------
 *  other pooled investment vehicles:...   NONE      NONE
                                        -------------------
 *  other accounts:.....................   NONE      NONE
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   THE PORTFOLIO MANAGER'S COMPENSATION PLAN MAY GIVE RISE TO POTENTIAL CONFLICTS OF INTEREST. ALTHOUGH INVESTORS IN THE FUND MAY INVEST THROUGH EITHER TAX-DEFERRED ACCOUNTS OR TAXABLE ACCOUNTS, THE PORTFOLIO MANAGER'S COMPENSATION IS LINKED TO THE PRE-TAX PERFORMANCE OF THE FUND, RATHER THAN ITS AFTER-TAX PERFORMANCE. THE PORTFOLIO MANAGER'S BASE PAY TENDS TO INCREASE WITH ADDITIONAL AND MORE COMPLEX RESPONSIBILITIES THAT INCLUDE INCREASED ASSETS UNDER MANAGEMENT AND A PORTION OF THE BONUS RELATES TO MARKETING EFFORTS, WHICH TOGETHER INDIRECTLY LINK COMPENSATION TO SALES. WHEN A PORTFOLIO MANAGER TAKES OVER A FUND OR AN ACCOUNT, THE TIME PERIOD OVER WHICH PERFORMANCE IS MEASURED MAY BE ADJUSTED TO PROVIDE A TRANSITION PERIOD IN WHICH TO ASSESS THE PORTFOLIO. THE MANAGEMENT OF MULTIPLE FUNDS AND ACCOUNTS (INCLUDING PROPRIETARY ACCOUNTS) MAY GIVE RISE TO POTENTIAL CONFLICTS OF INTEREST IF THE FUNDS AND ACCOUNTS HAVE DIFFERENT OBJECTIVES, BENCHMARKS, TIME HORIZONS, AND FEES AS THE PORTFOLIO MANAGER MUST ALLOCATE HIS TIME AND INVESTMENT IDEAS ACROSS MULTIPLE FUNDS AND ACCOUNTS. IN ADDITION, THE FUND'S TRADE ALLOCATION POLICIES AND PROCEDURES MAY GIVE RISE TO CONFLICTS OF
   INTEREST IF THE FUND'S ORDERS DO NOT GET FULLY EXECUTED DUE TO BEING AGGREGATED WITH THOSE OF OTHER ACCOUNTS MANAGED BY FMR OR AN AFFILIATE. THE PORTFOLIO MANAGER MAY EXECUTE TRANSACTIONS FOR ANOTHER FUND OR ACCOUNT THAT MAY ADVERSELY IMPACT THE VALUE OF SECURITIES HELD BY THE FUND. SECURITIES SELECTED FOR FUNDS OR ACCOUNTS OTHER THAN THE FUND MAY OUTPERFORM THE SECURITIES SELECTED FOR THE FUND. PERSONAL ACCOUNTS MAY GIVE RISE TO POTENTIAL CONFLICTS OF INTEREST; TRADING IN PERSONAL ACCOUNTS IS RESTRICTED BY THE FUND'S CODE OF ETHICS.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   CESAR HERNANDEZ IS THE PORTFOLIO MANAGER OF PARTNERS INTERNATIONAL FUND AND RECEIVES COMPENSATION FOR HIS SERVICES. AS OF OCTOBER 31, 2005, PORTFOLIO MANAGER COMPENSATION GENERALLY CONSISTS OF A FIXED BASE SALARY DETERMINED PERIODICALLY (TYPICALLY ANNUALLY), A BONUS AND, IN CERTAIN CASES, PARTICIPATION IN SEVERAL TYPES OF EQUITY-BASED COMPENSATION PLANS. A PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION MAY BE DEFERRED BASED ON CRITERIA ESTABLISHED BY FMR OR AT THE ELECTION OF THE PORTFOLIO MANAGER. THE PORTFOLIO MANAGER'S BASE SALARY IS DETERMINED BY LEVEL OF RESPONSIBILITY AND TENURE AT FMR OR ITS AFFILIATES. THE PORTFOLIO MANAGER'S BONUS IS BASED ON SEVERAL COMPONENTS. THE PRIMARY COMPONENTS OF THE PORTFOLIO MANAGER'S BONUS ARE BASED ON (I) THE PRE-TAX INVESTMENT PERFORMANCE OF THE PORTFOLIO MANAGER'S MASTER ACCOUNTS RELATIVE TO A BENCHMARK INDEX ASSIGNED TO EACH MASTER ACCOUNT AND (II) THE INVESTMENT PERFORMANCE OF A BROAD RANGE OF OTHER EQUITY FUNDS AND ACCOUNTS MANAGED BY FMR OR AN AFFILIATE. THE PRE-TAX INVESTMENT PERFORMANCE OF THE PORTFOLIO MANAGER'S MASTER ACCOUNTS IS WEIGHTED ACCORDING TO HIS TENURE ON THOSE MASTER ACCOUNTS AND THE AVERAGE ASSET SIZE OF THOSE MASTER ACCOUNTS OVER HIS TENURE. EACH COMPONENT IS CALCULATED SEPARATELY OVER THE PORTFOLIO MANAGER'S TENURE ON THOSE MASTER ACCOUNTS OVER A MEASUREMENT PERIOD THAT INITIALLY IS CONTEMPORANEOUS WITH HIS TENURE, BUT THAT EVENTUALLY ENCOMPASSES ROLLING PERIODS OF UP TO FIVE YEARS FOR THE COMPARISON TO A BENCHMARK INDEX. A SMALLER, SUBJECTIVE COMPONENT OF THE PORTFOLIO MANAGER'S BONUS IS BASED ON THE PORTFOLIO MANAGER'S OVERALL CONTRIBUTION TO MANAGEMENT OF FMR. THE PORTION OF THE PORTFOLIO MANAGER'S BONUS THAT IS LINKED TO THE INVESTMENT PERFORMANCE OF THE MASTER ACCOUNT FOR THE INTERNATIONAL INVESTMENT DISCIPLINE IN WHICH PARTNERS INTERNATIONAL FUND IS INVESTED IS BASED ON THE MASTER ACCOUNT'S PRE-TAX INVESTMENT PERFORMANCE MEASURED AGAINST THE MSCI EAFE INDEX (NET LUXEMBOURG TAX RATE ADJUSTED). THE PORTFOLIO MANAGER ALSO IS COMPENSATED UNDER EQUITY-BASED COMPENSATION PLANS LINKED TO INCREASES OR DECREASES IN THE NET ASSET VALUE OF THE STOCK OF FMR CORP., FMR'S PARENT COMPANY. FMR CORP. IS A DIVERSE FINANCIAL SERVICES COMPANY ENGAGED IN VARIOUS ACTIVITIES THAT INCLUDE FUND MANAGEMENT, BROKERAGE, RETIREMENT, AND EMPLOYER ADMINISTRATIVE SERVICES.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000;  or  over  $1,000,000.  If  the  Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE DOLLAR RANGE OF SHARES OF PARTNERS INTERNATIONAL FUND BENEFICIALLY OWNED BY MR. HERNANDEZ AS OF OCTOBER 31, 2005 WAS $0.





/s/Jacquelyn E. Regan                                                  1/17/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Jacquelyn E. Regan
[(Printed Name of person signing)]


Senior Legal Product Manager
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        PARTNERS MID CAP GROWTH FUND II
                                 [Name of Fund
                                  ] BAHAA FAM
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                              FIDELITY INVESTMENTS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     4      $1,828
                                        -------------------
 *  other pooled investment vehicles:...     5      $2,079
                                        -------------------
 *  other accounts:.....................    11      $2,083
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     2       $607
                                        -------------------
 *  other pooled investment vehicles:...   NONE      NONE
                                        -------------------
 *  other accounts:.....................   NONE      NONE
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   THE PORTFOLIO MANAGER'S COMPENSATION PLAN MAY GIVE RISE TO POTENTIAL CONFLICTS OF INTEREST. ALTHOUGH INVESTORS IN THE FUND MAY INVEST THROUGH EITHER TAX-DEFERRED ACCOUNTS OR TAXABLE ACCOUNTS, THE PORTFOLIO MANAGER'S COMPENSATION IS LINKED TO THE PRE-TAX PERFORMANCE OF THE FUND, RATHER THAN ITS AFTER-TAX PERFORMANCE. THE PORTFOLIO MANAGER'S BASE PAY TENDS TO INCREASE WITH ADDITIONAL AND MORE COMPLEX RESPONSIBILITIES THAT INCLUDE INCREASED ASSETS UNDER MANAGEMENT AND A PORTION OF THE BONUS RELATES TO MARKETING EFFORTS, WHICH TOGETHER INDIRECTLY LINK COMPENSATION TO SALES. WHEN A PORTFOLIO MANAGER TAKES OVER A FUND OR AN ACCOUNT, THE TIME PERIOD OVER WHICH PERFORMANCE IS MEASURED MAY BE ADJUSTED TO PROVIDE A TRANSITION PERIOD IN WHICH TO ASSESS THE PORTFOLIO. THE MANAGEMENT OF MULTIPLE FUNDS AND ACCOUNTS (INCLUDING PROPRIETARY ACCOUNTS) MAY GIVE RISE TO POTENTIAL CONFLICTS OF INTEREST IF THE FUNDS AND ACCOUNTS HAVE DIFFERENT OBJECTIVES, BENCHMARKS, TIME HORIZONS, AND FEES AS THE PORTFOLIO MANAGER MUST ALLOCATE HIS TIME AND INVESTMENT IDEAS ACROSS MULTIPLE FUNDS AND ACCOUNTS. IN ADDITION, THE FUND'S TRADE ALLOCATION POLICIES AND PROCEDURES MAY GIVE RISE TO CONFLICTS OF
   INTEREST IF THE FUND'S ORDERS DO NOT GET FULLY EXECUTED DUE TO BEING AGGREGATED WITH THOSE OF OTHER ACCOUNTS MANAGED BY FMR OR AN AFFILIATE. THE PORTFOLIO MANAGER MAY EXECUTE TRANSACTIONS FOR ANOTHER FUND OR ACCOUNT THAT MAY ADVERSELY IMPACT THE VALUE OF SECURITIES HELD BY THE FUND. SECURITIES SELECTED FOR FUNDS OR ACCOUNTS OTHER THAN THE FUND MAY OUTPERFORM THE SECURITIES SELECTED FOR THE FUND. PERSONAL ACCOUNTS MAY GIVE RISE TO POTENTIAL CONFLICTS OF INTEREST; TRADING IN PERSONAL ACCOUNTS IS RESTRICTED BY THE FUNDS CODE OF ETHICS.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   BAHAA FAM IS THE PORTFOLIO MANAGER OF PARTNERS MIDCAP GROWTH II FUND OF PRINCIPAL INVESTORS FUND, INC. AND RECEIVES COMPENSATION FOR HIS SERVICES. AS OF OCTOBER 31, 2005, PORTFOLIO MANAGER COMPENSATION GENERALLY CONSISTS OF A FIXED BASE SALARY DETERMINED PERIODICALLY (TYPICALLY ANNUALLY), A BONUS AND, IN CERTAIN CASES, PARTICIPATION IN SEVERAL TYPES OF EQUITY-BASED COMPENSATION PLANS. A PORTION OF THE PORTFOLIO MANAGER'S COMPENSATION MAY BE DEFERRED BASED ON CRITERIA ESTABLISHED BY FMR OR AT THE ELECTION OF THE PORTFOLIO MANAGER. THE PORTFOLIO MANAGER'S BASE SALARY IS DETERMINED BY LEVEL OF RESPONSIBILITY AND TENURE AT FMR OR ITS AFFILIATES. THE PORTFOLIO MANAGER'S BONUS IS BASED ON SEVERAL COMPONENTS. THE PRIMARY COMPONENTS OF THE PORTFOLIO MANAGER'S BONUS ARE BASED ON (I) THE PRE-TAX INVESTMENT PERFORMANCE OF THE PORTFOLIO MANAGER'S FUND(S) AND ACCOUNT(S) RELATIVE TO A BENCHMARK INDEX ASSIGNED TO EACH FUND OR ACCOUNT, AND (II) THE INVESTMENT PERFORMANCE OF A BROAD RANGE OF OTHER EQUITY FUNDS AND ACCOUNTS MANAGED BY FMR OR AN AFFILIATE. THE PRE-TAX INVESTMENT PERFORMANCE OF THE PORTFOLIO MANAGER'S FUND(S) AND ACCOUNT(S) IS WEIGHTED ACCORDING TO HIS TENURE ON THOSE FUND(S) AND ACCOUNT(S) AND THE AVERAGE ASSET SIZE OF THOSE FUND(S) AND ACCOUNT(S) OVER HIS TENURE. EACH COMPONENT IS CALCULATED SEPARATELY OVER THE PORTFOLIO MANAGER'S TENURE ON THOSE FUND(S) AND ACCOUNT(S) OVER A MEASUREMENT PERIOD THAT INITIALLY IS CONTEMPORANEOUS WITH HIS TENURE, BUT THAT EVENTUALLY ENCOMPASSES ROLLING PERIODS OF UP TO FIVE YEARS FOR THE COMPARISON TO A BENCHMARK INDEX. A SMALLER, SUBJECTIVE COMPONENT OF THE PORTFOLIO MANAGER'S BONUS IS BASED ON THE PORTFOLIO MANAGER'S OVERALL CONTRIBUTION TO MANAGEMENT OF FMR. THE PORTION OF THE PORTFOLIO MANAGER'S BONUS THAT IS LINKED TO THE INVESTMENT PERFORMANCE OF THE FUND IS BASED ON THE PRE-TAX INVESTMENT PERFORMANCE OF THE EQUITY ASSETS OF THE FUND MEASURED AGAINST THE RUSSELL MIDCAP GROWTH INDEX. THE PORTFOLIO MANAGER ALSO IS COMPENSATED UNDER EQUITY-BASED COMPENSATION PLANS LINKED TO INCREASES OR DECREASES IN THE NET ASSET VALUE OF THE STOCK OF FMR CORP., FMR'S PARENT COMPANY. FMR CORP. IS A DIVERSE FINANCIAL SERVICES COMPANY ENGAGED IN VARIOUS ACTIVITIES THAT INCLUDE FUND MANAGEMENT, BROKERAGE, RETIREMENT, AND EMPLOYER ADMINISTRATIVE SERVICES.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE DOLLAR RANGE OF SHARES OF PARTNERS MIDCAP GROWTH FUND II BENEFICIALLY OWNED BY MR. FAM AS OF OCTOBER 31, 2005 WAS $0..





/s/Jacquelyn E. Regan                                                  1/17/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Jacquelyn E. Regan
[(Printed Name of person signing)]


Senior Legal Product Manager
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS LARGE CAP BLEND I
                                 [Name of Fund
                                ] MELISSA BROWN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    72      $21,501 MIL.
                                        -------------------------
 *  other pooled investment vehicles:...    37      $20,271 MIL.
                                        -------------------------
 *  other accounts:.....................    636     $64,870 MIL
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     0           0
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................    46      $13,273 MIL.
                                        -------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE S&P 500 INDEX.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.






/s/Melissa Brown                                                     1-10-07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Melissa Brown
[(Printed Name of person signing)]


Managing Dierctor
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS LARGE CAP BLEND I
                                 [Name of Fund
                               ] ROBERT C. JONES
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    72      $21,501 MIL.
                                        -------------------------
 *  other pooled investment vehicles:...    37      $20,271 MIL.
                                        -------------------------
 *  other accounts:.....................    636     $64,870 MIL
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     0           0
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................    46      $13,273 MIL.
                                        -------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE S&P 500 INDEX.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Robert C. Jones                                                     1-10-07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Robert C. Jones
[(Printed Name of person signing)]


Managing Dierctor
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                               ] DOLORES BAMFORD
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/Dolores S. Bamford                                                 1/11/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dolores S. Bamford
[(Printed Name of person signing)]


Managing Director
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                               ] DAVID L. BERDON
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/David Berdon                                                         1/7/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


David Berdon
[(Printed Name of person signing)]



[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                                ] ANDREW BRAUN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/Andrew Braun                                                       1/9/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Andrew Braun
[(Printed Name of person signing)]


Managing Director/Portfolio Manager
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                                ] SCOTT CARROLL
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.



/s/Scott A. Carroll                                                     1/9/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Scott A. Carroll
[(Printed Name of person signing)]


Portfolio Manager
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                               ] J. KELLY FLYNN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $100,001-$500,000




/s/J. K. Flynn                                                          1/9/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


John Kelly Flynn
[(Printed Name of person signing)]


JK Flynn
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                               ] SEAN GALLAGHER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Sean Gallagher                                                       1/10/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


sean Gallagher
[(Printed Name of person signing)]


Portfolio Manager
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                                ] LISA PARISI
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/Lisa L. Parisi                                                     1/9/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Lisa L. Parisi
[(Printed Name of person signing)]


Managing Director
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                               ] EDWARD PERKIN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.



/s/Edward J. Perkin                                                 1/9/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Edward J. Perkin
[(Printed Name of person signing)]


Portfolio Manager/Vice President
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                              ] SALLY POPE DAVIS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/Sally Pope Davis                                                   1/9/07
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Sally Pope Davis
[(Printed Name of person signing)]


Vice President/Portfolio Manager
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              MID CAP VALUE FUND I
                                 [Name of Fund
                               ] EILEEN ROMINGER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      GOLDMAN SACHS ASSET MANAGEMENT L.P.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...    21      13.1 B
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................    265     8.7 B
                                        -------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     2      342 M
                                        -------------------
 *  other accounts:.....................     1      102 M
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST. THE INVESTMENT ADVISERS' PORTFOLIO MANAGERS ARE OFTEN RESPONSIBLE FOR MANAGING ONE OR MORE OF THE FUNDS AS WELL AS OTHER ACCOUNTS, INCLUDING PROPRIETARY ACCOUNTS, SEPARATE ACCOUNTS AND OTHER POOLED INVESTMENT VEHICLES, SUCH AS UNREGISTERED HEDGE FUNDS. A PORTFOLIO MANAGER MAY MANAGE A SEPARATE ACCOUNT OR OTHER POOLED INVESTMENT VEHICLE WHICH MAY HAVE MATERIALLY HIGHER FEE ARRANGEMENTS THAN THE FUND AND MAY ALSO HAVE A PERFORMANCE-BASED FEE. THE SIDE-BY-SIDE MANAGEMENT OF THESE FUNDS MAY RAISE POTENTIAL CONFLICTS OF INTEREST RELATING TO CROSS TRADING, THE ALLOCATION OF INVESTMENT OPPORTUNITIES AND THE AGGREGATION AND ALLOCATION OF TRADES.

   THE INVESTMENT ADVISERS HAVE A FIDUCIARY RESPONSIBILITY TO MANAGE ALL CLIENT ACCOUNTS IN A FAIR AND EQUITABLE MANNER. THEY SEEK TO PROVIDE BEST EXECUTION OF ALL SECURITIES TRANSACTIONS AND AGGREGATE AND THEN ALLOCATE SECURITIES TO CLIENT ACCOUNTS IN A FAIR AND TIMELY MANNER. TO THIS END, THE INVESTMENT ADVISERS HAVE DEVELOPED POLICIES AND PROCEDURES DESIGNED TO MITIGATE AND MANAGE THE POTENTIAL CONFLICTS OF INTEREST THAT MAY ARISE FROM SIDE-BY-SIDE MANAGEMENT. IN ADDITION, THE INVESTMENT ADVISERS AND THE FUNDS HAVE ADOPTED POLICIES LIMITING THE CIRCUMSTANCES UNDER WHICH CROSS-TRADES MAY BE EFFECTED BETWEEN A FUND AND ANOTHER CLIENT ACCOUNT. THE INVESTMENT ADVISERS CONDUCT PERIODIC REVIEWS OF TRADES FOR CONSISTENCY WITH THESE POLICIES. FOR MORE INFORMATION ABOUT CONFLICTS OF INTERESTS THAT MAY ARISE IN CONNECTION WITH THE PORTFOLIO MANAGER'S MANAGEMENT OF THE FUNDS' INVESTMENTS AND THE INVESTMENTS OF OTHER ACCOUNTS, SEE "POTENTIAL CONFLICTS OF INTEREST - POTENTIAL CONFLICTS RELATING TO THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONG THE FUNDS AND OTHER GOLDMAN SACHS ACCOUNTS AND POTENTIAL CONFLICTS RELATING TO GOLDMAN SACHS' AND THE INVESTMENT ADVISER'S PROPRIETARY ACTIVITIES AND ACTIVITIES ON BEHALF OF OTHER ACCOUNTS."

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE INVESTMENT ADVISER PROVIDES GENEROUS COMPENSATION PACKAGES FOR ITS INVESTMENT PROFESSIONALS, WHICH ARE COMPRISED OF A BASE SALARY AND A PERFORMANCE BONUS. THE YEAR-END PERFORMANCE BONUS IS A FUNCTION OF EACH PROFESSIONAL'S INDIVIDUAL PERFORMANCE; HIS OR HER CONTRIBUTION TO THE OVERALL PERFORMANCE OF THE GROUP; THE PERFORMANCE OF GSAM; THE PROFITABILITY OF GOLDMAN SACHS; AND ANTICIPATED COMPENSATION LEVELS AMONG COMPETITOR FIRMS.

   PORTFOLIO MANAGEMENT TEAMS ARE REWARDED FOR THEIR ABILITY TO OUTPERFORM A BENCHMARK WHILE MANAGING RISK EXPOSURE. AN INDIVIDUAL'S COMPENSATION DEPENDS ON HIS/HER CONTRIBUTION TO THE TEAM AS WELL AS HIS/HER ABILITY TO WORK AS A MEMBER OF THE TEAM.

   THE PORTFOLIO MANAGEMENT TEAM'S PERFORMANCE MEASURES ARE ALIGNED WITH GSAM'S GOALS TO:
   (1) EXCEED BENCHMARK OVER ONE-YEAR AND THREE-YEAR PERIODS; (2) MANAGE PORTFOLIOS WITHIN A DEFINED RANGE AROUND A TARGETED TRACKING ERROR; (3) PERFORM CONSISTENTLY WITH OBJECTIVES AND CLIENT COMMITMENTS; (4) ACHIEVE TOP TIER RANKINGS AND RATINGS; AND (5) MANAGE ALL SIMILARLY MANDATED ACCOUNTS IN A CONSISTENT MANNER.

   PERFORMANCE-RELATED REMUNERATION FOR PORTFOLIO MANAGERS IS SIGNIFICANTLY INFLUENCED BY THE FOLLOWING CRITERIA:(1) OVERALL PORTFOLIO PERFORMANCE AND CONSISTENCY OF PERFORMANCE OVER TIME; (2) CONSISTENCY OF PERFORMANCE ACROSS ACCOUNTS WITH SIMILAR PROFILES; (3) COMPLIANCE WITH RISK BUDGETS; AND (4) COMMUNICATION WITH OTHER PORTFOLIO MANAGERS WITHIN THE RESEARCH PROCESS.

   IN ADDITION, DETAILED PORTFOLIO ATTRIBUTION IS CRITICAL TO THE MEASUREMENT PROCESS.
   THE BENCHMARK FOR THIS FUND IS THE RUSSELL MIDCAP VALUE INDEX.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.



/s/Eileen Rominger                                                     12/13/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Eileen Rominger
[(Printed Name of person signing)]


Chief Investment Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          PRINCIPAL INVESTORS FUND, INC. - PARTNERS MIDCAP VALUE FUND
                                 [Name of Fund
                                ]BRUCE I. JACOBS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      JACOBS LEVY EQUITY MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

BRUCE JACOBS AND KEN LEVY ARE JOINTLY RESPONSIBLE FOR THE LEADERSHIP OF THE JACOBS LEVY INVESTMENT STRATEGIES AND THE MANAGEMENT OF ALL CLIENT PORTFOLIOS.

Please provide the following information as of October 31, 2006 (the fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...   *****         *****
                                        ----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        ----------------------------
 *  other accounts*:....................    112     $23,933,627,031
                                        ----------------------------

      *Jacobs Levy manages only separate accounts. We do not manage our own registered investment companies or other pooled investment vehicles, and sub-advise funds only for Principal Financial Group and one other client as separate accounts in a multi-manager format.

      or each of the categories, the number of accounts and the  total assets in
      the  accounts  with  respect  to  which   advisory  fee  is  based on  the
      performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...   *****        *****
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................    22      $4,169,535,194
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.






   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

   TRADE ALLOCATION AMONG ACCOUNTS IS A POTENTIAL CONFLICT OF INTEREST. OUR PORTFOLIO OPTIMIZER GENERATES OUR TRADE PROGRAMS. TRADERS DO NOT HAVE DISCRETION TO ADD SECURITIES OR ACCOUNTS TO THE TRADE PROGRAM. THE FULL ALLOCATION FOR ALL ACCOUNTS ACROSS ALL STRATEGIES IS DETERMINED PRIOR TO PLACING THE ORDER. IN THE EVENT THE ORDER IS ONLY PARTIALLY COMPLETED, A DAILY ALLOCATION IS DONE ON A FAIR BASIS, EITHER PRO RATA OR RANDOM, AT THE AVERAGE PRICE FOR THE DAY. ALLOCATION BY ACCOUNT OF ACTUAL SHARES TRADED IS PROVIDED TO THE BROKER AT THE END OF THE DAY'S TRADING. THIS PROCEDURE TREATS ALL PARTICIPATING ACCOUNTS ACROSS ALL STRATEGIES EQUITABLY WITH RESPECT TO THE EXECUTED TRADE. EXTERNAL LEGAL COUNSEL HAS REVIEWED OUR TRADE ALLOCATION PROCEDURES, WHICH ARE ALSO STATED IN OUR FORM ADV, AND CONCUR THAT THESE PROCEDURES ADEQUATELY ADDRESS THE POTENTIAL CONFLICT OF INTEREST ISSUE. OUR TRADE ALLOCATION PROCEDURES ARE ALSO REVIEWED AND TESTED ANNUALLY BY ERNST & YOUNG, OUR INDEPENDENT ACCOUNTANTS, AS PART OF THEIR SAS 70 EXAMINATION OF OUR OPERATING PROCEDURES AND INTERNAL CONTROLS.


1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE TWO PRINCIPALS/PORTFOLIO MANAGERS ARE OWNERS OF THE FIRM. THEIR COMPENSATION IS PRIMARILY THROUGH THEIR EQUITY SHARE OF THE FIRM'S OPERATING AND FINANCIAL SUCCESS, WHICH IS DETERMINED IN LARGE PART BY THE PERFORMANCE OF OUR STRATEGIES.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000;  or  over  $1,000,000.  If  the  Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER HELD NO SECURITIES IN THE FUND.






/s/Peter A. Rudolph                                                  12/06/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Peter A. Rudolph
[(Printed Name of person signing)]


Chief Financial Officer/Chief Compliance Officer
                 [(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE





          PRINCIPAL INVESTORS FUND, INC. - PARTNERS MIDCAP VALUE FUND
                                 [Name of Fund
                                ]KENNETH N. LEVY
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                      JACOBS LEVY EQUITY MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

BRUCE JACOBS AND KEN LEVY ARE JOINTLY RESPONSIBLE FOR THE LEADERSHIP OF THE JACOBS LEVY INVESTMENT STRATEGIES AND THE MANAGEMENT OF ALL CLIENT PORTFOLIOS.

Please provide the following information as of October 31, 2006 (the fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...   *****         *****
                                        ----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        ----------------------------
 *  other accounts*:....................    112     $23,933,627,031
                                        ----------------------------

      *Jacobs Levy manages only separate accounts. We do not manage our own registered investment companies or other pooled investment vehicles, and sub-advise funds only for Principal Financial Group and one other client as separate accounts in a multi-manager format.

      or each of the categories, the number of accounts and the  total assets in
      the  accounts  with  respect  to  which   advisory  fee  is  based on  the
      performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...   *****        *****
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................    22      $4,169,535,194
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.




   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

   TRADE ALLOCATION AMONG ACCOUNTS IS A POTENTIAL CONFLICT OF INTEREST. OUR PORTFOLIO OPTIMIZER GENERATES OUR TRADE PROGRAMS. TRADERS DO NOT HAVE DISCRETION TO ADD SECURITIES OR ACCOUNTS TO THE TRADE PROGRAM. THE FULL ALLOCATION FOR ALL ACCOUNTS ACROSS ALL STRATEGIES IS DETERMINED PRIOR TO PLACING THE ORDER. IN THE EVENT THE ORDER IS ONLY PARTIALLY COMPLETED, A DAILY ALLOCATION IS DONE ON A FAIR BASIS, EITHER PRO RATA OR RANDOM, AT THE AVERAGE PRICE FOR THE DAY. ALLOCATION BY ACCOUNT OF ACTUAL SHARES TRADED IS PROVIDED TO THE BROKER AT THE END OF THE DAY'S TRADING. THIS PROCEDURE TREATS ALL PARTICIPATING ACCOUNTS ACROSS ALL STRATEGIES EQUITABLY WITH RESPECT TO THE EXECUTED TRADE. EXTERNAL LEGAL COUNSEL HAS REVIEWED OUR TRADE ALLOCATION PROCEDURES, WHICH ARE ALSO STATED IN OUR FORM ADV, AND CONCUR THAT THESE PROCEDURES ADEQUATELY ADDRESS THE POTENTIAL CONFLICT OF INTEREST ISSUE. OUR TRADE ALLOCATION PROCEDURES ARE ALSO REVIEWED AND TESTED ANNUALLY BY ERNST & YOUNG, OUR INDEPENDENT ACCOUNTANTS, AS PART OF THEIR SAS 70 EXAMINATION OF OUR OPERATING PROCEDURES AND INTERNAL CONTROLS.


1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE TWO PRINCIPALS/PORTFOLIO MANAGERS ARE OWNERS OF THE FIRM. THEIR COMPENSATION IS PRIMARILY THROUGH THEIR EQUITY SHARE OF THE FIRM'S OPERATING AND FINANCIAL SUCCESS, WHICH IS DETERMINED IN LARGE PART BY THE PERFORMANCE OF OUR STRATEGIES.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000;  or  over  $1,000,000.  If  the  Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   THE PORTFOLIO MANAGER HELD NO SECURITIES IN THE FUND.






/s/Peter A. Rudolph                                                   12/06/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Peter A. Rudolph
[(Printed Name of person signing)]


Chief Financial Officer/Chief Compliance Officer
[(Title of person signing)]

           PRINCIPAL INVESTORS FUND, INC. PARTNERS GLOBAL EQUITY FUND
                       INFORMATION AS OF OCTOBER 31, 2006

                                   Principal Investors Fund, Inc. Partners Global Equity ("Fund")
                                        J.P. Morgan Investment Management Inc.  ("Adviser")
(a)(1) Identify portfolio    (a)(2) For each person identified in column (a)(1), (a)(3) For each of the categories in column (a)(2),
manager(s) of the Adviser to provide number of other accounts managed by the     provide number of accounts and the total assets in
be named in the Fund         person within each category below and the total     the accounts with respect to which the advisory fee
prospectus                   assets in the accounts managed within each category is based on the performance of the account below
                             Registered        Other Pooled        Other         Registered          Other Pooled    Other Accounts
                             Investment        Investment          Accounts      Investment          Investment
                             Companies         Vehicles                          Companies           Vehicles
                             Number   Total    Number   Total      Number   Total    Number   Total  Number   Total  Number   Total
                             of       Assets   of       Assets(mm) of       Assets   of       Assets of       Assets of       Assets
                             Accounts (mm)     Accounts            Accounts (mm)     Accounts        Accounts        Accounts
Matthew Beesley              0        0.00     11       3,793.00   22       8,233.50 N/A      N/A    N/A      N/A    N/A      N/A
Edward Walker                0        0.00     11       3,793.00   22       8,233.50 N/A      N/A    N/A      N/A    N/A      N/A
Howard Williams              2        1,828.00 11       3,793.00   22       8,233.50 N/A      N/A    N/A      N/A    N/A      N/A

1.Potential Conflicts

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)'s and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan's or its affiliate's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts it manages to participate in an offering to increase JP Morgan's or its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients, JP Morgan and its affiliates have have policies and procedures designed to manage the conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan's Codes of Ethics and JPMC's Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JP Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempts to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.


(b) Portfolio Manager Compensation

J.P. Morgan Investment Management Inc. (JP Morgan)'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these deferred amounts vest, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.


 (c) Ownership of Securities

Portfolio Manager None $1-$10,000 $10,001-$50,000 $50,001-$100,000 $100,001-$500,000 $500,001 - over
                                                                                     $1,000,000 $1,000,000
Matthew Beesley        N/A        N/A             N/A              N/A               N/A        N/A
Edward Walker          N/A        N/A             N/A              N/A               N/A        N/A
Howard Williams        N/A        N/A             N/A              N/A               N/A        N/A




             PRINCIPAL INVESTORS FUND, INC. SMALL CAP VALUE I FUND
                       INFORMATION AS OF OCTOBER 31, 2006

                                  Principal Investors Fund, Inc. Small Cap Value  I Fund ("Fund")
                                        J.P. Morgan Investment Management Inc.  ("Adviser")
(a)(1) Identify portfolio     (a)(2) For each person identified in column        (a)(3) For each of the categories in column (a)(2),
manager(s) of the Adviser to  (a)(1), provide number of other accounts managed   provide number of accounts and the total assets in
be named in the Fund          by the person within each category below and the   the accounts with respect to which the advisory fee
prospectus                    total assets in the accounts managed within each   is based on the performance of the account
                              category below
                              Registered        Other Pooled        Other        Registered          Other Pooled    Other Accounts
                              Investment        Investment          Accounts     Investment          Investment
                              Companies         Vehicles                         Companies           Vehicles
                              Number   Total    Number   Total      Number   Total   Number   Total  Number   Total  Number   Total
                              of       Assets   of       Assets(mm) of       Assets  of       Assets of       Assets of       Assets
                              Accounts (mm)     Accounts            Accounts (mm)    Accounts        Accounts        Accounts
Dennis Ruhl                   14       3,927.00 8        912.00     8        464.00  N/A      N/A    N/A      N/A    N/A      N/A
Christoher Blum               14       3,927.00 8        912.00     8        464.00  N/A      N/A    N/A      N/A    N/A      N/A

1.Potential Conflicts

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)'s and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan's or its affiliate's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts it manages to participate in an offering to increase JP Morgan's or its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients, JP Morgan and its affiliates have have policies and procedures designed to manage the conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan's Codes of Ethics and JPMC's Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JP Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempts to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.


(b) Portfolio Manager Compensation

J.P. Morgan Investment Management Inc. (JP Morgan)'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these deferred amounts vest, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.


 (c) Ownership of Securities

Portfolio Manager None $1-$10,000 $10,001-$50,000 $50,001-$100,000 $100,001-$500,000 $500,001 - over
                                                                                     $1,000,000 $1,000,000
Christopher Blum       N/A        N/A             N/A              N/A               N/A        N/A
Dennis Ruhl            N/A        N/A             N/A              N/A               N/A        N/A




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                            PARTNERS MID CAP VALUE I
                                 [Name of Fund
                                 ] DAVE BORGER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Dave Borger                                                        12/5/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dave Borger
[(Printed Name of person signing)]


Director of Research
[(Title of person signing)]



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                            PARTNERS MID CAP VALUE I
                                 [Name of Fund
                              ] CHRISTINE KUGLER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Christine Kugler                                                   12/5/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Christine Kugler
[(Printed Name of person signing)]


Director of Implementation
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                            PARTNERS MID CAP VALUE I
                                 [Name of Fund
                               ] STUART MATSUDA
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Stuart Matsuda                                                     12/5/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Stuart Matsuda
[(Printed Name of person signing)]


Director of Trading
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                            PARTNERS MID CAP VALUE I
                                 [Name of Fund
                                ] HAL REYNOLDS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Hal Reynolds                                                       12/11/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Hal Reynolds
[(Printed Name of person signing)]


CIO
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                            PARTNERS MID CAP VALUE I
                                 [Name of Fund
                              ] THOMAS D. STEVENS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Thomas D. Stevens                                                  12/11/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Thomas D. Stevens
[(Printed Name of person signing)]


Chairman
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS SMALL CAP VALUE
                                 [Name of Fund
                                 ] DAVE BORGER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Dave Borger                                                        12/5/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dave Borger
[(Printed Name of person signing)]


Director of Research
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS SMALL CAP VALUE
                                 [Name of Fund
                              ] CHRISTINE KUGLER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Christine Kugler                                                   12/5/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Christine Kugler
[(Printed Name of person signing)]


Director of Implementation
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS SMALL CAP VALUE
                                 [Name of Fund
                               ] STUART MATSUDA
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Stuart Matsuda                                                     12/5/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Stuart Matsuda
[(Printed Name of person signing)]


Director of Trading
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS SMALL CAP VALUE
                                 [Name of Fund
                                ] HAL REYNOLDS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Hal Reynolds                                                       12/11/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Hal Reynolds
[(Printed Name of person signing)]


CIO
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           PARTNERS SMALL CAP VALUE
                                 [Name of Fund
                              ] THOMAS D. STEVENS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         LOS ANGELES CAPITAL MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     9      $1,033.3 MILLION
                                        -----------------------------
 *  other pooled investment vehicles:...   *****         *****
                                        -----------------------------
 *  other accounts:.....................    31      $3,232.7 MILLION
                                        -----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...   *****        *****
                                        ---------------------------
 *  other accounts:.....................     6      $621.9 MILLION
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   ALL ACCOUNTS ARE MANAGED IN A CONSISTENT FASHION BASED ON THE FIRM'S DYNAMIC ALPHA STOCK SELECTION MODEL. AS A RESULT, EACH ACCOUNT BENEFITS EQUALLY FROM THE CHANGES THAT ARE IMPLEMENTED.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio
   Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION CONSISTS OF SALARY AND DIVIDENDS BASED UPON FIRM PROFITABILITY. COMPENSATION IS NOT TIED TO THE PERFORMANCE OR VALUE OF ASSETS IN A PORTFOLIO.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/Thomas D. Stevens                                                  12/11/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Thomas D. Stevens
[(Printed Name of person signing)]


Chairman
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. - SMALL CAP GROWTH FUND SERIES III
                                 [Name of Fund
                              ] STEPHEN C. BRINK
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                        MAZAMA CAPITAL MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    11      1.57 BILLION
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................    75      5.73 BILLION
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     0           0
                                        ------------------------
 *  other pooled investment vehicles:...     0           0
                                        ------------------------
 *  other accounts:.....................     2      254 MILLION
                                        ------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   AS   EVERY   MEMBER   OF   THE  INVESTMENT  TEAM  HAS  DAY-TO-DAY  MANAGEMENT
   RESPONSIBILITIES WITH RESPECT TO MORE THAN ONE ACCOUNT AND MORE THAN ONE INVESTMENT STRATEGY, ACTUAL OR APPARENT CONFLICTS MAY ARISE.

   THE COMPENSATION PAID TO MAZAMA FOR MANAGING THE FUND(S) IS BASED ON A PERCENTAGE OF ASSETS UNDER MANAGEMENT RATHER THAN A SHARE OF THE GAINS. AS DESCRIBED ABOVE, MEMBERS OF THE INVESTMENT TEAM, AS EQUITY OWNERS AND BY RECEIVING A SHARE OF PORTFOLIO MANAGEMENT FEES, BENEFIT FROM MAZAMA'S REVENUES AND PROFITABILITY. CONFLICTS OF INTEREST CAN ARISE TO THE EXTENT THAT LARGER CLIENT ACCOUNTS GENERATE MORE FEES AND POTENTIALLY LARGER PROFITS FOR MAZAMA COMPARED TO SMALL ACCOUNTS. TWO ACCOUNTS PAY FEES BASED ON A PERCENTAGE OF ASSETS THAT CAN INCREASE AND DECREASE BASED ON PERFORMANCE AGAINST A BENCHMARK INDEX, THESE TWO ACCOUNTS ARE MANAGED CONSISTENTLY WITH THEIR STATED INVESTMENT STRATEGY. DESPITE THESE DIFFERENCES MAZAMA BELIEVES THAT ITS TRADE ALLOCATION AND OTHER COMPLIANCE PROCEDURES EFFECTIVELY ADDRESS ANY RELATED CONFLICTS OF INTEREST. OTHERWISE, NO MEMBER OF THE INVESTMENT TEAM IS COMPENSATED IN A WAY THAT WOULD ADD TO THOSE CONFLICTS OF INTEREST BY CREATING AN INCENTIVE TO FAVOR PARTICULAR ACCOUNTS OVER OTHER ACCOUNTS.

   EXECUTION AND RESEARCH SERVICES PROVIDED BY BROKERS MAY NOT ALWAYS BE UTILIZED IN CONNECTION WITH THE FUND(S) OR WITH OTHER CLIENT ACCOUNTS THAT MAY HAVE PAID THE COMMISSION OR A PORTION OF THE COMMISSION TO THE BROKER PROVIDING THE SERVICES. MAZAMA ALLOCATES BROKERAGE COMMISSIONS FOR THESE SERVICES IN A MANNER THAT IT BELIEVES IS FAIR AND EQUITABLE AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   IF A MEMBER OF THE INVESTMENT TEAM IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MORE THAN JUST THE FUND(S) OR ANOTHER CLIENT ACCOUNT, THE FUND(S) MAY NOT BE ABLE TO TAKE FULL ADVANTAGE OF THAT OPPORTUNITY. TO MITIGATE THIS CONFLICT OF INTEREST, MAZAMA AGGREGATES ORDERS FOR THE FUND(S) WITH ORDERS FROM EACH OF ITS OTHER CLIENT ACCOUNTS PARTICIPATING IN THE SAME STRATEGY IN ORDER TO ENSURE THAT CLIENTS ARE TREATED FAIRLY AND EQUITABLY OVER TIME AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   MAZAMA HAS ADOPTED POLICIES AND PROCEDURES TO ADDRESS AND PREVENT THE ABOVE CONFLICTS OF INTEREST; HOWEVER THERE IS NO GUARANTEE THAT SUCH PROCEDURES WILL DETECT EACH AND EVERY SITUATION IN WHICH A CONFLICT ARISES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   MAZAMA'S COMPENSATION STRUCTURE IS DESIGNED TO ATTRACT AND RETAIN HIGHLY SKILLED INVESTMENT PROFESSIONALS. THE COMPENSATION IS STRUCTURED TO MAXIMIZE PERFORMANCE AND KEEP THE INTERESTS OF EACH MEMBER OF OUR PORTFOLIO MANAGEMENT TEAM ALIGNED WITH THOSE OF OUR CLIENTS.

   THE INCENTIVE COMPENSATION STRUCTURE KEEPS EACH MEMBER OF THE TEAM FOCUSED ON THE RELATIVE PERFORMANCE OF EACH STRATEGY VERSUS ITS RESPECTIVE BENCHMARK. EACH PORTFOLIO MANAGER AND RESEARCH ANALYST RECEIVES A BASE SALARY REPRESENTING 20-30% OF CASH COMPENSATION AND A PERFORMANCE BASED INCENTIVE REPRESENTING 70-80% OF CASH COMPENSATION. THE PERFORMANCE BASED INCENTIVE COMPENSATION IS BASED ON THE PORTFOLIO MANAGEMENT FEES RECEIVED BY MAZAMA FOR ALL ACCOUNTS UNDER MANAGEMENT. THE INVESTMENT TEAM DOES NOT DISTINGUISH BETWEEN DIFFERENT ACCOUNTS WITHIN EACH INVESTMENT STYLE/STRATEGY WITH RESPECT TO COMPENSATION. CASH COMPENSATION INCREASES AS ASSETS UNDER MANAGEMENT INCREASE, WHETHER BY APPRECIATION OR BY ATTRACTING NEW CLIENTS, BOTH OF WHICH ARE ACCOMPLISHED BY ACHIEVING HIGHER THAN AVERAGE EXCESS RETURNS. EXCESS RETURNS ARE MEASURED AS THE DIFFERENCE BETWEEN OUR PORTFOLIO RETURNS AND THE RETURNS OF THE BENCHMARK FOR THE PORTION OF THE FUND(S) MANAGED BY MAZAMA (I.E. RUSSELL 2000 GROWTH INDEX, RUSSELL 2500 GROWTH INDEX RUSSELL MID CAP GROWTH OR RUSSELL 3000 GROWTH INDEX).

   EQUITY BASED INCENTIVES HAVE BEEN A SIGNIFICANT PART OF MAZAMA'S COMPENSATION PLAN SINCE THE FIRM'S INCEPTION. IN TOTAL, OUR INVESTMENT TEAM REPRESENTS OVER 70% OF THE EQUITY OF THE FIRM ON A FULLY DILUTED BASIS. EVERY MEMBER OF THE INVESTMENT TEAM IS EITHER A DIRECT EQUITY OWNER OR AN OPTION HOLDER OR BOTH.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE




/s/Shannon M. Lynch                                   11/21/2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Shannon M. Lynch
[(Printed Name of person signing)]


Compliance Officer
[(Title of person signing)]

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. - SMALL CAP GROWTH FUND SERIES III
                                 [Name of Fund
                              ] TIMOTHY P. BUTLER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                        MAZAMA CAPITAL MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    11      1.57 BILLION
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................    75      5.73 BILLION
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     0           0
                                        ------------------------
 *  other pooled investment vehicles:...     0           0
                                        ------------------------
 *  other accounts:.....................     2      254 MILLION
                                        ------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   AS   EVERY   MEMBER   OF   THE  INVESTMENT  TEAM  HAS  DAY-TO-DAY  MANAGEMENT
   RESPONSIBILITIES WITH RESPECT TO MORE THAN ONE ACCOUNT AND MORE THAN ONE INVESTMENT STRATEGY, ACTUAL OR APPARENT CONFLICTS MAY ARISE.

   THE COMPENSATION PAID TO MAZAMA FOR MANAGING THE FUND(S) IS BASED ON A PERCENTAGE OF ASSETS UNDER MANAGEMENT RATHER THAN A SHARE OF THE GAINS. AS DESCRIBED ABOVE, MEMBERS OF THE INVESTMENT TEAM, AS EQUITY OWNERS AND BY RECEIVING A SHARE OF PORTFOLIO MANAGEMENT FEES, BENEFIT FROM MAZAMA'S REVENUES AND PROFITABILITY. CONFLICTS OF INTEREST CAN ARISE TO THE EXTENT THAT LARGER CLIENT ACCOUNTS GENERATE MORE FEES AND POTENTIALLY LARGER PROFITS FOR MAZAMA COMPARED TO SMALL ACCOUNTS. TWO ACCOUNTS PAY FEES BASED ON A PERCENTAGE OF ASSETS THAT CAN INCREASE AND DECREASE BASED ON PERFORMANCE AGAINST A BENCHMARK INDEX, THESE TWO ACCOUNTS ARE MANAGED CONSISTENTLY WITH THEIR STATED INVESTMENT STRATEGY. DESPITE THESE DIFFERENCES MAZAMA BELIEVES THAT ITS TRADE ALLOCATION AND OTHER COMPLIANCE PROCEDURES EFFECTIVELY ADDRESS ANY RELATED CONFLICTS OF INTEREST. OTHERWISE, NO MEMBER OF THE INVESTMENT TEAM IS COMPENSATED IN A WAY THAT WOULD ADD TO THOSE CONFLICTS OF INTEREST BY CREATING AN INCENTIVE TO FAVOR PARTICULAR ACCOUNTS OVER OTHER ACCOUNTS.

   EXECUTION AND RESEARCH SERVICES PROVIDED BY BROKERS MAY NOT ALWAYS BE UTILIZED IN CONNECTION WITH THE FUND(S) OR WITH OTHER CLIENT ACCOUNTS THAT MAY HAVE PAID THE COMMISSION OR A PORTION OF THE COMMISSION TO THE BROKER PROVIDING THE SERVICES. MAZAMA ALLOCATES BROKERAGE COMMISSIONS FOR THESE SERVICES IN A MANNER THAT IT BELIEVES IS FAIR AND EQUITABLE AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   IF A MEMBER OF THE INVESTMENT TEAM IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MORE THAN JUST THE FUND(S) OR ANOTHER CLIENT ACCOUNT, THE FUND(S) MAY NOT BE ABLE TO TAKE FULL ADVANTAGE OF THAT OPPORTUNITY. TO MITIGATE THIS CONFLICT OF INTEREST, MAZAMA AGGREGATES ORDERS FOR THE FUND(S) WITH ORDERS FROM EACH OF ITS OTHER CLIENT ACCOUNTS PARTICIPATING IN THE SAME STRATEGY IN ORDER TO ENSURE THAT CLIENTS ARE TREATED FAIRLY AND EQUITABLY OVER TIME AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   MAZAMA HAS ADOPTED POLICIES AND PROCEDURES TO ADDRESS AND PREVENT THE ABOVE CONFLICTS OF INTEREST; HOWEVER THERE IS NO GUARANTEE THAT SUCH PROCEDURES WILL DETECT EACH AND EVERY SITUATION IN WHICH A CONFLICT ARISES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   MAZAMA'S COMPENSATION STRUCTURE IS DESIGNED TO ATTRACT AND RETAIN HIGHLY SKILLED INVESTMENT PROFESSIONALS. THE COMPENSATION IS STRUCTURED TO MAXIMIZE PERFORMANCE AND KEEP THE INTERESTS OF EACH MEMBER OF OUR PORTFOLIO MANAGEMENT TEAM ALIGNED WITH THOSE OF OUR CLIENTS.

   THE INCENTIVE COMPENSATION STRUCTURE KEEPS EACH MEMBER OF THE TEAM FOCUSED ON THE RELATIVE PERFORMANCE OF EACH STRATEGY VERSUS ITS RESPECTIVE BENCHMARK. EACH PORTFOLIO MANAGER AND RESEARCH ANALYST RECEIVES A BASE SALARY REPRESENTING 20-30% OF CASH COMPENSATION AND A PERFORMANCE BASED INCENTIVE REPRESENTING 70-80% OF CASH COMPENSATION. THE PERFORMANCE BASED INCENTIVE COMPENSATION IS BASED ON THE PORTFOLIO MANAGEMENT FEES RECEIVED BY MAZAMA FOR ALL ACCOUNTS UNDER MANAGEMENT. THE INVESTMENT TEAM DOES NOT DISTINGUISH BETWEEN DIFFERENT ACCOUNTS WITHIN EACH INVESTMENT STYLE/STRATEGY WITH RESPECT TO COMPENSATION. CASH COMPENSATION INCREASES AS ASSETS UNDER MANAGEMENT INCREASE, WHETHER BY APPRECIATION OR BY ATTRACTING NEW CLIENTS, BOTH OF WHICH ARE ACCOMPLISHED BY ACHIEVING HIGHER THAN AVERAGE EXCESS RETURNS. EXCESS RETURNS ARE MEASURED AS THE DIFFERENCE BETWEEN OUR PORTFOLIO RETURNS AND THE RETURNS OF THE BENCHMARK FOR THE PORTION OF THE FUND(S) MANAGED BY MAZAMA (I.E. RUSSELL 2000 GROWTH INDEX, RUSSELL 2500 GROWTH INDEX RUSSELL MID CAP GROWTH OR RUSSELL 3000 GROWTH INDEX).

   EQUITY BASED INCENTIVES HAVE BEEN A SIGNIFICANT PART OF MAZAMA'S COMPENSATION PLAN SINCE THE FIRM'S INCEPTION. IN TOTAL, OUR INVESTMENT TEAM REPRESENTS OVER 70% OF THE EQUITY OF THE FIRM ON A FULLY DILUTED BASIS. EVERY MEMBER OF THE INVESTMENT TEAM IS EITHER A DIRECT EQUITY OWNER OR AN OPTION HOLDER OR BOTH.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE




/s/Shannon M. Lynch                                              11/21/2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Shannon M. Lynch
[(Printed Name of person signing)]


Compliance Officer
[(Title of person signing)]



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. - SMALL CAP GROWTH FUND SERIES III
                                 [Name of Fund]

                               MICHAEL D. CLULOW
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)]

                        MAZAMA CAPITAL MANAGEMENT, INC.
                                   [Firm Name]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    11      1.57 BILLION
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................    75      5.73 BILLION
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     0           0
                                        ------------------------
 *  other pooled investment vehicles:...     0           0
                                        ------------------------
 *  other accounts:.....................     2      254 MILLION
                                        ------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   AS   EVERY   MEMBER   OF   THE  INVESTMENT  TEAM  HAS  DAY-TO-DAY  MANAGEMENT
   RESPONSIBILITIES WITH RESPECT TO MORE THAN ONE ACCOUNT AND MORE THAN ONE INVESTMENT STRATEGY, ACTUAL OR APPARENT CONFLICTS MAY ARISE.

   THE COMPENSATION PAID TO MAZAMA FOR MANAGING THE FUND(S) IS BASED ON A PERCENTAGE OF ASSETS UNDER MANAGEMENT RATHER THAN A SHARE OF THE GAINS. AS DESCRIBED ABOVE, MEMBERS OF THE INVESTMENT TEAM, AS EQUITY OWNERS AND BY RECEIVING A SHARE OF PORTFOLIO MANAGEMENT FEES, BENEFIT FROM MAZAMA'S REVENUES AND PROFITABILITY. CONFLICTS OF INTEREST CAN ARISE TO THE EXTENT THAT LARGER CLIENT ACCOUNTS GENERATE MORE FEES AND POTENTIALLY LARGER PROFITS FOR MAZAMA COMPARED TO SMALL ACCOUNTS. TWO ACCOUNTS PAY FEES BASED ON A PERCENTAGE OF ASSETS THAT CAN INCREASE AND DECREASE BASED ON PERFORMANCE AGAINST A BENCHMARK INDEX, THESE TWO ACCOUNTS ARE MANAGED CONSISTENTLY WITH THEIR STATED INVESTMENT STRATEGY. DESPITE THESE DIFFERENCES MAZAMA BELIEVES THAT ITS TRADE ALLOCATION AND OTHER COMPLIANCE PROCEDURES EFFECTIVELY ADDRESS ANY RELATED CONFLICTS OF INTEREST. OTHERWISE, NO MEMBER OF THE INVESTMENT TEAM IS COMPENSATED IN A WAY THAT WOULD ADD TO THOSE CONFLICTS OF INTEREST BY CREATING AN INCENTIVE TO FAVOR PARTICULAR ACCOUNTS OVER OTHER ACCOUNTS.

   EXECUTION AND RESEARCH SERVICES PROVIDED BY BROKERS MAY NOT ALWAYS BE UTILIZED IN CONNECTION WITH THE FUND(S) OR WITH OTHER CLIENT ACCOUNTS THAT MAY HAVE PAID THE COMMISSION OR A PORTION OF THE COMMISSION TO THE BROKER PROVIDING THE SERVICES. MAZAMA ALLOCATES BROKERAGE COMMISSIONS FOR THESE SERVICES IN A MANNER THAT IT BELIEVES IS FAIR AND EQUITABLE AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   IF A MEMBER OF THE INVESTMENT TEAM IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MORE THAN JUST THE FUND(S) OR ANOTHER CLIENT ACCOUNT, THE FUND(S) MAY NOT BE ABLE TO TAKE FULL ADVANTAGE OF THAT OPPORTUNITY. TO MITIGATE THIS CONFLICT OF INTEREST, MAZAMA AGGREGATES ORDERS FOR THE FUND(S) WITH ORDERS FROM EACH OF ITS OTHER CLIENT ACCOUNTS PARTICIPATING IN THE SAME STRATEGY IN ORDER TO ENSURE THAT CLIENTS ARE TREATED FAIRLY AND EQUITABLY OVER TIME AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   MAZAMA HAS ADOPTED POLICIES AND PROCEDURES TO ADDRESS AND PREVENT THE ABOVE CONFLICTS OF INTEREST; HOWEVER THERE IS NO GUARANTEE THAT SUCH PROCEDURES WILL DETECT EACH AND EVERY SITUATION IN WHICH A CONFLICT ARISES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   MAZAMA'S COMPENSATION STRUCTURE IS DESIGNED TO ATTRACT AND RETAIN HIGHLY SKILLED INVESTMENT PROFESSIONALS. THE COMPENSATION IS STRUCTURED TO MAXIMIZE PERFORMANCE AND KEEP THE INTERESTS OF EACH MEMBER OF OUR PORTFOLIO MANAGEMENT TEAM ALIGNED WITH THOSE OF OUR CLIENTS.

   THE INCENTIVE COMPENSATION STRUCTURE KEEPS EACH MEMBER OF THE TEAM FOCUSED ON THE RELATIVE PERFORMANCE OF EACH STRATEGY VERSUS ITS RESPECTIVE BENCHMARK. EACH PORTFOLIO MANAGER AND RESEARCH ANALYST RECEIVES A BASE SALARY REPRESENTING 20-30% OF CASH COMPENSATION AND A PERFORMANCE BASED INCENTIVE REPRESENTING 70-80% OF CASH COMPENSATION. THE PERFORMANCE BASED INCENTIVE COMPENSATION IS BASED ON THE PORTFOLIO MANAGEMENT FEES RECEIVED BY MAZAMA FOR ALL ACCOUNTS UNDER MANAGEMENT. THE INVESTMENT TEAM DOES NOT DISTINGUISH BETWEEN DIFFERENT ACCOUNTS WITHIN EACH INVESTMENT STYLE/STRATEGY WITH RESPECT TO COMPENSATION. CASH COMPENSATION INCREASES AS ASSETS UNDER MANAGEMENT INCREASE, WHETHER BY APPRECIATION OR BY ATTRACTING NEW CLIENTS, BOTH OF WHICH ARE ACCOMPLISHED BY ACHIEVING HIGHER THAN AVERAGE EXCESS RETURNS. EXCESS RETURNS ARE MEASURED AS THE DIFFERENCE BETWEEN OUR PORTFOLIO RETURNS AND THE RETURNS OF THE BENCHMARK FOR THE PORTION OF THE FUND(S) MANAGED BY MAZAMA (I.E. RUSSELL 2000 GROWTH INDEX, RUSSELL 2500 GROWTH INDEX RUSSELL MID CAP GROWTH OR RUSSELL 3000 GROWTH INDEX).

   EQUITY BASED INCENTIVES HAVE BEEN A SIGNIFICANT PART OF MAZAMA'S COMPENSATION PLAN SINCE THE FIRM'S INCEPTION. IN TOTAL, OUR INVESTMENT TEAM REPRESENTS OVER 70% OF THE EQUITY OF THE FIRM ON A FULLY DILUTED BASIS. EVERY MEMBER OF THE INVESTMENT TEAM IS EITHER A DIRECT EQUITY OWNER OR AN OPTION HOLDER OR BOTH.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Shannon M. Lynch                                                11/21/2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Shannon M. Lynch
[(Printed Name of person signing)]


Compliance Officer
[(Title of person signing)]




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. - SMALL CAP GROWTH FUND SERIES III
                                 [Name of Fund
                              ] GRETCHEN M. NOVAK
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                        MAZAMA CAPITAL MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    11      1.57 BILLION
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................    75      5.73 BILLION
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     0           0
                                        ------------------------
 *  other pooled investment vehicles:...     0           0
                                        ------------------------
 *  other accounts:.....................     2      254 MILLION
                                        ------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   AS   EVERY   MEMBER   OF   THE  INVESTMENT  TEAM  HAS  DAY-TO-DAY  MANAGEMENT
   RESPONSIBILITIES WITH RESPECT TO MORE THAN ONE ACCOUNT AND MORE THAN ONE INVESTMENT STRATEGY, ACTUAL OR APPARENT CONFLICTS MAY ARISE.

   THE COMPENSATION PAID TO MAZAMA FOR MANAGING THE FUND(S) IS BASED ON A PERCENTAGE OF ASSETS UNDER MANAGEMENT RATHER THAN A SHARE OF THE GAINS. AS DESCRIBED ABOVE, MEMBERS OF THE INVESTMENT TEAM, AS EQUITY OWNERS AND BY RECEIVING A SHARE OF PORTFOLIO MANAGEMENT FEES, BENEFIT FROM MAZAMA'S REVENUES AND PROFITABILITY. CONFLICTS OF INTEREST CAN ARISE TO THE EXTENT THAT LARGER CLIENT ACCOUNTS GENERATE MORE FEES AND POTENTIALLY LARGER PROFITS FOR MAZAMA COMPARED TO SMALL ACCOUNTS. TWO ACCOUNTS PAY FEES BASED ON A PERCENTAGE OF ASSETS THAT CAN INCREASE AND DECREASE BASED ON PERFORMANCE AGAINST A BENCHMARK INDEX, THESE TWO ACCOUNTS ARE MANAGED CONSISTENTLY WITH THEIR STATED INVESTMENT STRATEGY. DESPITE THESE DIFFERENCES MAZAMA BELIEVES THAT ITS TRADE ALLOCATION AND OTHER COMPLIANCE PROCEDURES EFFECTIVELY ADDRESS ANY RELATED CONFLICTS OF INTEREST. OTHERWISE, NO MEMBER OF THE INVESTMENT TEAM IS COMPENSATED IN A WAY THAT WOULD ADD TO THOSE CONFLICTS OF INTEREST BY CREATING AN INCENTIVE TO FAVOR PARTICULAR ACCOUNTS OVER OTHER ACCOUNTS.

   EXECUTION AND RESEARCH SERVICES PROVIDED BY BROKERS MAY NOT ALWAYS BE UTILIZED IN CONNECTION WITH THE FUND(S) OR WITH OTHER CLIENT ACCOUNTS THAT MAY HAVE PAID THE COMMISSION OR A PORTION OF THE COMMISSION TO THE BROKER PROVIDING THE SERVICES. MAZAMA ALLOCATES BROKERAGE COMMISSIONS FOR THESE SERVICES IN A MANNER THAT IT BELIEVES IS FAIR AND EQUITABLE AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   IF A MEMBER OF THE INVESTMENT TEAM IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MORE THAN JUST THE FUND(S) OR ANOTHER CLIENT ACCOUNT, THE FUND(S) MAY NOT BE ABLE TO TAKE FULL ADVANTAGE OF THAT OPPORTUNITY. TO MITIGATE THIS CONFLICT OF INTEREST, MAZAMA AGGREGATES ORDERS FOR THE FUND(S) WITH ORDERS FROM EACH OF ITS OTHER CLIENT ACCOUNTS PARTICIPATING IN THE SAME STRATEGY IN ORDER TO ENSURE THAT CLIENTS ARE TREATED FAIRLY AND EQUITABLY OVER TIME AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   MAZAMA HAS ADOPTED POLICIES AND PROCEDURES TO ADDRESS AND PREVENT THE ABOVE CONFLICTS OF INTEREST; HOWEVER THERE IS NO GUARANTEE THAT SUCH PROCEDURES WILL DETECT EACH AND EVERY SITUATION IN WHICH A CONFLICT ARISES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   MAZAMA'S COMPENSATION STRUCTURE IS DESIGNED TO ATTRACT AND RETAIN HIGHLY SKILLED INVESTMENT PROFESSIONALS. THE COMPENSATION IS STRUCTURED TO MAXIMIZE PERFORMANCE AND KEEP THE INTERESTS OF EACH MEMBER OF OUR PORTFOLIO MANAGEMENT TEAM ALIGNED WITH THOSE OF OUR CLIENTS.

   THE INCENTIVE COMPENSATION STRUCTURE KEEPS EACH MEMBER OF THE TEAM FOCUSED ON THE RELATIVE PERFORMANCE OF EACH STRATEGY VERSUS ITS RESPECTIVE BENCHMARK. EACH PORTFOLIO MANAGER AND RESEARCH ANALYST RECEIVES A BASE SALARY REPRESENTING 20-30% OF CASH COMPENSATION AND A PERFORMANCE BASED INCENTIVE REPRESENTING 70-80% OF CASH COMPENSATION. THE PERFORMANCE BASED INCENTIVE COMPENSATION IS BASED ON THE PORTFOLIO MANAGEMENT FEES RECEIVED BY MAZAMA FOR ALL ACCOUNTS UNDER MANAGEMENT. THE INVESTMENT TEAM DOES NOT DISTINGUISH BETWEEN DIFFERENT ACCOUNTS WITHIN EACH INVESTMENT STYLE/STRATEGY WITH RESPECT TO COMPENSATION. CASH COMPENSATION INCREASES AS ASSETS UNDER MANAGEMENT INCREASE, WHETHER BY APPRECIATION OR BY ATTRACTING NEW CLIENTS, BOTH OF WHICH ARE ACCOMPLISHED BY ACHIEVING HIGHER THAN AVERAGE EXCESS RETURNS. EXCESS RETURNS ARE MEASURED AS THE DIFFERENCE BETWEEN OUR PORTFOLIO RETURNS AND THE RETURNS OF THE BENCHMARK FOR THE PORTION OF THE FUND(S) MANAGED BY MAZAMA (I.E. RUSSELL 2000 GROWTH INDEX, RUSSELL 2500 GROWTH INDEX RUSSELL MID CAP GROWTH OR RUSSELL 3000 GROWTH INDEX).

   EQUITY BASED INCENTIVES HAVE BEEN A SIGNIFICANT PART OF MAZAMA'S COMPENSATION PLAN SINCE THE FIRM'S INCEPTION. IN TOTAL, OUR INVESTMENT TEAM REPRESENTS OVER 70% OF THE EQUITY OF THE FIRM ON A FULLY DILUTED BASIS. EVERY MEMBER OF THE INVESTMENT TEAM IS EITHER A DIRECT EQUITY OWNER OR AN OPTION HOLDER OR BOTH.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE




/s/Shannon M. Lynch                                              11/21/2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Shannon M. Lynch
[(Printed Name of person signing)]


Compliance Officer
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. - SMALL CAP GROWTH FUND SERIES III
                                 [Name of Fund
                               ] RONALD A. SAUER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                        MAZAMA CAPITAL MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    11      1.57 BILLION
                                        -------------------------
 *  other pooled investment vehicles:...     0           0
                                        -------------------------
 *  other accounts:.....................    75      5.73 BILLION
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     0           0
                                        ------------------------
 *  other pooled investment vehicles:...     0           0
                                        ------------------------
 *  other accounts:.....................     2      254 MILLION
                                        ------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   AS   EVERY   MEMBER   OF   THE  INVESTMENT  TEAM  HAS  DAY-TO-DAY  MANAGEMENT
   RESPONSIBILITIES WITH RESPECT TO MORE THAN ONE ACCOUNT AND MORE THAN ONE INVESTMENT STRATEGY, ACTUAL OR APPARENT CONFLICTS MAY ARISE.

   THE COMPENSATION PAID TO MAZAMA FOR MANAGING THE FUND(S) IS BASED ON A PERCENTAGE OF ASSETS UNDER MANAGEMENT RATHER THAN A SHARE OF THE GAINS. AS DESCRIBED ABOVE, MEMBERS OF THE INVESTMENT TEAM, AS EQUITY OWNERS AND BY RECEIVING A SHARE OF PORTFOLIO MANAGEMENT FEES, BENEFIT FROM MAZAMA'S REVENUES AND PROFITABILITY. CONFLICTS OF INTEREST CAN ARISE TO THE EXTENT THAT LARGER CLIENT ACCOUNTS GENERATE MORE FEES AND POTENTIALLY LARGER PROFITS FOR MAZAMA COMPARED TO SMALL ACCOUNTS. TWO ACCOUNTS PAY FEES BASED ON A PERCENTAGE OF ASSETS THAT CAN INCREASE AND DECREASE BASED ON PERFORMANCE AGAINST A BENCHMARK INDEX, THESE TWO ACCOUNTS ARE MANAGED CONSISTENTLY WITH THEIR STATED INVESTMENT STRATEGY. DESPITE THESE DIFFERENCES MAZAMA BELIEVES THAT ITS TRADE ALLOCATION AND OTHER COMPLIANCE PROCEDURES EFFECTIVELY ADDRESS ANY RELATED CONFLICTS OF INTEREST. OTHERWISE, NO MEMBER OF THE INVESTMENT TEAM IS COMPENSATED IN A WAY THAT WOULD ADD TO THOSE CONFLICTS OF INTEREST BY CREATING AN INCENTIVE TO FAVOR PARTICULAR ACCOUNTS OVER OTHER ACCOUNTS.

   EXECUTION AND RESEARCH SERVICES PROVIDED BY BROKERS MAY NOT ALWAYS BE UTILIZED IN CONNECTION WITH THE FUND(S) OR WITH OTHER CLIENT ACCOUNTS THAT MAY HAVE PAID THE COMMISSION OR A PORTION OF THE COMMISSION TO THE BROKER PROVIDING THE SERVICES. MAZAMA ALLOCATES BROKERAGE COMMISSIONS FOR THESE SERVICES IN A MANNER THAT IT BELIEVES IS FAIR AND EQUITABLE AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   IF A MEMBER OF THE INVESTMENT TEAM IDENTIFIES A LIMITED INVESTMENT OPPORTUNITY THAT MAY BE SUITABLE FOR MORE THAN JUST THE FUND(S) OR ANOTHER CLIENT ACCOUNT, THE FUND(S) MAY NOT BE ABLE TO TAKE FULL ADVANTAGE OF THAT OPPORTUNITY. TO MITIGATE THIS CONFLICT OF INTEREST, MAZAMA AGGREGATES ORDERS FOR THE FUND(S) WITH ORDERS FROM EACH OF ITS OTHER CLIENT ACCOUNTS PARTICIPATING IN THE SAME STRATEGY IN ORDER TO ENSURE THAT CLIENTS ARE TREATED FAIRLY AND EQUITABLY OVER TIME AND CONSISTENT WITH ITS FIDUCIARY OBLIGATIONS TO EACH OF ITS CLIENTS.

   MAZAMA HAS ADOPTED POLICIES AND PROCEDURES TO ADDRESS AND PREVENT THE ABOVE CONFLICTS OF INTEREST; HOWEVER THERE IS NO GUARANTEE THAT SUCH PROCEDURES WILL DETECT EACH AND EVERY SITUATION IN WHICH A CONFLICT ARISES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   MAZAMA'S COMPENSATION STRUCTURE IS DESIGNED TO ATTRACT AND RETAIN HIGHLY SKILLED INVESTMENT PROFESSIONALS. THE COMPENSATION IS STRUCTURED TO MAXIMIZE PERFORMANCE AND KEEP THE INTERESTS OF EACH MEMBER OF OUR PORTFOLIO MANAGEMENT TEAM ALIGNED WITH THOSE OF OUR CLIENTS.

   THE INCENTIVE COMPENSATION STRUCTURE KEEPS EACH MEMBER OF THE TEAM FOCUSED ON THE RELATIVE PERFORMANCE OF EACH STRATEGY VERSUS ITS RESPECTIVE BENCHMARK. EACH PORTFOLIO MANAGER AND RESEARCH ANALYST RECEIVES A BASE SALARY REPRESENTING 20-30% OF CASH COMPENSATION AND A PERFORMANCE BASED INCENTIVE REPRESENTING 70-80% OF CASH COMPENSATION. THE PERFORMANCE BASED INCENTIVE COMPENSATION IS BASED ON THE PORTFOLIO MANAGEMENT FEES RECEIVED BY MAZAMA FOR ALL ACCOUNTS UNDER MANAGEMENT. THE INVESTMENT TEAM DOES NOT DISTINGUISH BETWEEN DIFFERENT ACCOUNTS WITHIN EACH INVESTMENT STYLE/STRATEGY WITH RESPECT TO COMPENSATION. CASH COMPENSATION INCREASES AS ASSETS UNDER MANAGEMENT INCREASE, WHETHER BY APPRECIATION OR BY ATTRACTING NEW CLIENTS, BOTH OF WHICH ARE ACCOMPLISHED BY ACHIEVING HIGHER THAN AVERAGE EXCESS RETURNS. EXCESS RETURNS ARE MEASURED AS THE DIFFERENCE BETWEEN OUR PORTFOLIO RETURNS AND THE RETURNS OF THE BENCHMARK FOR THE PORTION OF THE FUND(S) MANAGED BY MAZAMA (I.E. RUSSELL 2000 GROWTH INDEX, RUSSELL 2500 GROWTH INDEX RUSSELL MID CAP GROWTH OR RUSSELL 3000 GROWTH INDEX).

   EQUITY BASED INCENTIVES HAVE BEEN A SIGNIFICANT PART OF MAZAMA'S COMPENSATION PLAN SINCE THE FIRM'S INCEPTION. IN TOTAL, OUR INVESTMENT TEAM REPRESENTS OVER 70% OF THE EQUITY OF THE FIRM ON A FULLY DILUTED BASIS. EVERY MEMBER OF THE INVESTMENT TEAM IS EITHER A DIRECT EQUITY OWNER OR AN OPTION HOLDER OR BOTH.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Shannon M. Lynch                                               11/21/2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Shannon M. Lynch
[(Printed Name of person signing)]


Compliance Officer
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP VALUE FUND I
                                 [Name of Fund
                             ] RONALD P. GALA, CFA
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         MELLON EQUITY ASSOCIATES, LLP
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     7      $1,691,763,935.94
                                        ------------------------------
 *  other pooled investment vehicles:...     0              0
                                        ------------------------------
 *  other accounts:.....................    19      $1,619,007,150.24
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0             0
                                        ----------------------------
 *  other pooled investment vehicles:...     0             0
                                        ----------------------------
 *  other accounts:.....................     4      $449,190,378.14
                                        ----------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION

   THE PORTFOLIO MANAGER'S CASH COMPENSATION IS COMPRISED PRIMARILY OF A MARKET-BASED SALARY AND AN INCENTIVE COMPENSATION PLAN (ANNUAL AND LONG TERM INCENTIVE). FUNDING FOR THE MEA ANNUAL INCENTIVE PLAN AND LONG TERM INCENTIVE PLAN IS THROUGH A PRE-DETERMINED FIXED PERCENTAGE OF OVERALL COMPANY PROFITABILITY. THEREFORE, ALL BONUS AWARDS ARE BASED INITIALLY ON COMPANY PERFORMANCE. THE INVESTMENT PROFESSIONALS ARE ELIGIBLE TO RECEIVE ANNUAL CASH BONUS AWARDS FROM THE INCENTIVE COMPENSATION PLAN. ANNUAL AWARDS ARE GRANTED IN MARCH FOR THE PRIOR CALENDAR YEAR. INDIVIDUAL AWARDS FOR INVESTMENT PROFESSIONALS ARE DISCRETIONARY, BASED ON PRODUCT PERFORMANCE, GOALS ESTABLISHED AT THE BEGINNING OF EACH CALENDAR YEAR AND A SUBJECTIVE EVALUATION OF THE PORTFOLIO MANAGER'S CONTRIBUTION TO THE OVERALL INVESTMENT PROCESS. ALSO CONSIDERED IN DETERMINING INDIVIDUAL AWARDS ARE TEAM PARTICIPATION AND GENERAL CONTRIBUTIONS TO MEA.

   ALL PORTFOLIO MANAGERS ARE ALSO ELIGIBLE TO PARTICIPATE IN THE MEA LONG TERM INCENTIVE PLAN. THIS PLAN PROVIDES FOR AN ANNUAL AWARD, PAYABLE IN DEFERRED CASH THAT CLIFF VESTS AFTER 3 YEARS, WITH AN INTEREST RATE EQUAL TO THE AVERAGE YEAR OVER YEAR EARNINGS GROWTH OF MEA (CAPPED AT 20% PER YEAR). MANAGEMENT HAS DISCRETION WITH RESPECT TO ACTUAL PARTICIPATION AND AWARD SIZE.


   MELLON ELECTIVE DEFERRED COMPENSATION PLAN

   PORTFOLIO MANAGERS WHOSE COMPENSATION EXCEEDS CERTAIN LEVELS MAY ELECT TO DEFER PORTIONS OF THEIR BASE SALARIES AND/OR INCENTIVE COMPENSATION PURSUANT TO MELLON'S ELECTIVE DEFERRED COMPENSATION PLAN.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Ronald P. Gala                                                       11-29-06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Ronald P. Gala, CFA
[(Printed Name of person signing)]


Portfolio Manger
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            PRINCIPAL INVESTORS FUND - PARTNERS MIDCAP GROWTH FUND I
                                 [Name of Fund
                             ] ADAM T. LOGAN, CFA
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         MELLON EQUITY ASSOCIATES, LLP
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     5      $1,503,466,964.02
                                        ------------------------------
 *  other pooled investment vehicles:...     0              0
                                        ------------------------------
 *  other accounts:.....................    10       $352,503,457.15
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION

   THE PORTFOLIO MANAGER'S CASH COMPENSATION IS COMPRISED PRIMARILY OF A MARKET-BASED SALARY AND AN INCENTIVE COMPENSATION PLAN (ANNUAL AND LONG TERM INCENTIVE). FUNDING FOR THE MEA ANNUAL INCENTIVE PLAN AND LONG TERM INCENTIVE PLAN IS THROUGH A PRE-DETERMINED FIXED PERCENTAGE OF OVERALL COMPANY PROFITABILITY. THEREFORE, ALL BONUS AWARDS ARE BASED INITIALLY ON COMPANY PERFORMANCE. THE INVESTMENT PROFESSIONALS ARE ELIGIBLE TO RECEIVE ANNUAL CASH BONUS AWARDS FROM THE INCENTIVE COMPENSATION PLAN. ANNUAL AWARDS ARE GRANTED IN MARCH FOR THE PRIOR CALENDAR YEAR. INDIVIDUAL AWARDS FOR INVESTMENT PROFESSIONALS ARE DISCRETIONARY, BASED ON PRODUCT PERFORMANCE, GOALS ESTABLISHED AT THE BEGINNING OF EACH CALENDAR YEAR AND A SUBJECTIVE EVALUATION OF THE PORTFOLIO MANAGER'S CONTRIBUTION TO THE OVERALL INVESTMENT PROCESS. ALSO CONSIDERED IN DETERMINING INDIVIDUAL AWARDS ARE TEAM PARTICIPATION AND GENERAL CONTRIBUTIONS TO MEA.

   ALL PORTFOLIO MANAGERS ARE ALSO ELIGIBLE TO PARTICIPATE IN THE MEA LONG TERM INCENTIVE PLAN. THIS PLAN PROVIDES FOR AN ANNUAL AWARD, PAYABLE IN DEFERRED CASH THAT CLIFF VESTS AFTER 3 YEARS, WITH AN INTEREST RATE EQUAL TO THE AVERAGE YEAR OVER YEAR EARNINGS GROWTH OF MEA (CAPPED AT 20% PER YEAR). MANAGEMENT HAS DISCRETION WITH RESPECT TO ACTUAL PARTICIPATION AND AWARD SIZE.


   MELLON ELECTIVE DEFERRED COMPENSATION PLAN

   PORTFOLIO MANAGERS WHOSE COMPENSATION EXCEEDS CERTAIN LEVELS MAY ELECT TO DEFER PORTIONS OF THEIR BASE SALARIES AND/OR INCENTIVE COMPENSATION PURSUANT TO MELLON'S ELECTIVE DEFERRED COMPENSATION PLAN.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Adam T. Logan                                                      29-Nov-06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Adam T. Logan, CFA
[(Printed Name of person signing)]


Portfolio Manager
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            PRINCIPAL INVESTORS FUND - PARTNERS MIDCAP GROWTH FUND I
                                 [Name of Fund
                            ] JOHN R. O'TOOLE, CFA
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         MELLON EQUITY ASSOCIATES, LLP
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     6      $1,424,490,683.06
                                        ------------------------------
 *  other pooled investment vehicles:...     3       $109,515,511.60
                                        ------------------------------
 *  other accounts:.....................    26       $599.261,866.25
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            0
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     4      $44,796,148.71
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION

   THE PORTFOLIO MANAGER'S CASH COMPENSATION IS COMPRISED PRIMARILY OF A MARKET-BASED SALARY AND AN INCENTIVE COMPENSATION PLAN (ANNUAL AND LONG TERM INCENTIVE). FUNDING FOR THE MEA ANNUAL INCENTIVE PLAN AND LONG TERM INCENTIVE PLAN IS THROUGH A PRE-DETERMINED FIXED PERCENTAGE OF OVERALL COMPANY PROFITABILITY. THEREFORE, ALL BONUS AWARDS ARE BASED INITIALLY ON COMPANY PERFORMANCE. THE INVESTMENT PROFESSIONALS ARE ELIGIBLE TO RECEIVE ANNUAL CASH BONUS AWARDS FROM THE INCENTIVE COMPENSATION PLAN. ANNUAL AWARDS ARE GRANTED IN MARCH FOR THE PRIOR CALENDAR YEAR. INDIVIDUAL AWARDS FOR INVESTMENT PROFESSIONALS ARE DISCRETIONARY, BASED ON PRODUCT PERFORMANCE, GOALS ESTABLISHED AT THE BEGINNING OF EACH CALENDAR YEAR AND A SUBJECTIVE EVALUATION OF THE PORTFOLIO MANAGER'S CONTRIBUTION TO THE OVERALL INVESTMENT PROCESS. ALSO CONSIDERED IN DETERMINING INDIVIDUAL AWARDS ARE TEAM PARTICIPATION AND GENERAL CONTRIBUTIONS TO MEA.

   ALL PORTFOLIO MANAGERS ARE ALSO ELIGIBLE TO PARTICIPATE IN THE MEA LONG TERM INCENTIVE PLAN. THIS PLAN PROVIDES FOR AN ANNUAL AWARD, PAYABLE IN DEFERRED CASH THAT CLIFF VESTS AFTER 3 YEARS, WITH AN INTEREST RATE EQUAL TO THE AVERAGE YEAR OVER YEAR EARNINGS GROWTH OF MEA (CAPPED AT 20% PER YEAR). MANAGEMENT HAS DISCRETION WITH RESPECT TO ACTUAL PARTICIPATION AND AWARD SIZE.


   MELLON ELECTIVE DEFERRED COMPENSATION PLAN

   PORTFOLIO MANAGERS WHOSE COMPENSATION EXCEEDS CERTAIN LEVELS MAY ELECT TO DEFER PORTIONS OF THEIR BASE SALARIES AND/OR INCENTIVE COMPENSATION PURSUANT TO MELLON'S ELECTIVE DEFERRED COMPENSATION PLAN.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/John R. O'Toole                                                   11/29/2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


John R. O'Toole, CFA
[(Printed Name of person signing)]


Portfolio Manager
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP BLEND FUND
                                 [Name of Fund
                             ] RONALD P. GALA, CFA
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         MELLON EQUITY ASSOCIATES, LLP
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     7      $1,595,551,824.59
                                        ------------------------------
 *  other pooled investment vehicles:...     0              0
                                        ------------------------------
 *  other accounts:.....................    19      $1,619,007,150.24
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0             0
                                        ----------------------------
 *  other pooled investment vehicles:...     0             0
                                        ----------------------------
 *  other accounts:.....................     4      $449,190,378.14
                                        ----------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION

   THE PORTFOLIO MANAGER'S CASH COMPENSATION IS COMPRISED PRIMARILY OF A MARKET-BASED SALARY AND AN INCENTIVE COMPENSATION PLAN (ANNUAL AND LONG TERM INCENTIVE). FUNDING FOR THE MEA ANNUAL INCENTIVE PLAN AND LONG TERM INCENTIVE PLAN IS THROUGH A PRE-DETERMINED FIXED PERCENTAGE OF OVERALL COMPANY PROFITABILITY. THEREFORE, ALL BONUS AWARDS ARE BASED INITIALLY ON COMPANY PERFORMANCE. THE INVESTMENT PROFESSIONALS ARE ELIGIBLE TO RECEIVE ANNUAL CASH BONUS AWARDS FROM THE INCENTIVE COMPENSATION PLAN. ANNUAL AWARDS ARE GRANTED IN MARCH FOR THE PRIOR CALENDAR YEAR. INDIVIDUAL AWARDS FOR INVESTMENT PROFESSIONALS ARE DISCRETIONARY, BASED ON PRODUCT PERFORMANCE, GOALS ESTABLISHED AT THE BEGINNING OF EACH CALENDAR YEAR AND A SUBJECTIVE EVALUATION OF THE PORTFOLIO MANAGER'S CONTRIBUTION TO THE OVERALL INVESTMENT PROCESS. ALSO CONSIDERED IN DETERMINING INDIVIDUAL AWARDS ARE TEAM PARTICIPATION AND GENERAL CONTRIBUTIONS TO MEA.

   ALL PORTFOLIO MANAGERS ARE ALSO ELIGIBLE TO PARTICIPATE IN THE MEA LONG TERM INCENTIVE PLAN. THIS PLAN PROVIDES FOR AN ANNUAL AWARD, PAYABLE IN DEFERRED CASH THAT CLIFF VESTS AFTER 3 YEARS, WITH AN INTEREST RATE EQUAL TO THE AVERAGE YEAR OVER YEAR EARNINGS GROWTH OF MEA (CAPPED AT 20% PER YEAR). MANAGEMENT HAS DISCRETION WITH RESPECT TO ACTUAL PARTICIPATION AND AWARD SIZE.


   MELLON ELECTIVE DEFERRED COMPENSATION PLAN

   PORTFOLIO MANAGERS WHOSE COMPENSATION EXCEEDS CERTAIN LEVELS MAY ELECT TO DEFER PORTIONS OF THEIR BASE SALARIES AND/OR INCENTIVE COMPENSATION PURSUANT TO MELLON'S ELECTIVE DEFERRED COMPENSATION PLAN.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Ronald P. Gala                                                     11-29-06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Ronald P. Gala, CFA
[(Printed Name of person signing)]


Portfolio Manager
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP BLEND FUND
                                 [Name of Fund
                            ] PETER D. GOSLIN, CFA
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         MELLON EQUITY ASSOCIATES, LLP
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     5      $763,072,183.99
                                        ----------------------------
 *  other pooled investment vehicles:...     1      $200,789,809.12
                                        ----------------------------
 *  other accounts:.....................     7      $111,038,643.67
                                        ----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION

   THE PORTFOLIO MANAGER'S CASH COMPENSATION IS COMPRISED PRIMARILY OF A MARKET-BASED SALARY AND AN INCENTIVE COMPENSATION PLAN (ANNUAL AND LONG TERM INCENTIVE). FUNDING FOR THE MEA ANNUAL INCENTIVE PLAN AND LONG TERM INCENTIVE PLAN IS THROUGH A PRE-DETERMINED FIXED PERCENTAGE OF OVERALL COMPANY PROFITABILITY. THEREFORE, ALL BONUS AWARDS ARE BASED INITIALLY ON COMPANY PERFORMANCE. THE INVESTMENT PROFESSIONALS ARE ELIGIBLE TO RECEIVE ANNUAL CASH BONUS AWARDS FROM THE INCENTIVE COMPENSATION PLAN. ANNUAL AWARDS ARE GRANTED IN MARCH FOR THE PRIOR CALENDAR YEAR. INDIVIDUAL AWARDS FOR INVESTMENT PROFESSIONALS ARE DISCRETIONARY, BASED ON PRODUCT PERFORMANCE, GOALS ESTABLISHED AT THE BEGINNING OF EACH CALENDAR YEAR AND A SUBJECTIVE EVALUATION OF THE PORTFOLIO MANAGER'S CONTRIBUTION TO THE OVERALL INVESTMENT PROCESS. ALSO CONSIDERED IN DETERMINING INDIVIDUAL AWARDS ARE TEAM PARTICIPATION AND GENERAL CONTRIBUTIONS TO MEA.

   ALL PORTFOLIO MANAGERS ARE ALSO ELIGIBLE TO PARTICIPATE IN THE MEA LONG TERM INCENTIVE PLAN. THIS PLAN PROVIDES FOR AN ANNUAL AWARD, PAYABLE IN DEFERRED CASH THAT CLIFF VESTS AFTER 3 YEARS, WITH AN INTEREST RATE EQUAL TO THE AVERAGE YEAR OVER YEAR EARNINGS GROWTH OF MEA (CAPPED AT 20% PER YEAR). MANAGEMENT HAS DISCRETION WITH RESPECT TO ACTUAL PARTICIPATION AND AWARD SIZE.


   MELLON ELECTIVE DEFERRED COMPENSATION PLAN

   PORTFOLIO MANAGERS WHOSE COMPENSATION EXCEEDS CERTAIN LEVELS MAY ELECT TO DEFER PORTIONS OF THEIR BASE SALARIES AND/OR INCENTIVE COMPENSATION PURSUANT TO MELLON'S ELECTIVE DEFERRED COMPENSATION PLAN.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Peter D. Goslin                                                      12-1-06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Peter D. Goslin, CFA
[(Printed Name of person signing)]


Portfolio Manager
[(Title of person signing)]



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           PRINCIPAL INVESTORS FUND - PARTNERS SMALLCAP VALUE FUND I
                                 [Name of Fund
                            ]       PETER D. GOSLIN
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         MELLON EQUITY ASSOCIATES, LLP
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     5      $859,284,295.34
                                        ----------------------------
 *  other pooled investment vehicles:...     1      $200,789,809.12
                                        ----------------------------
 *  other accounts:.....................     7      $111,038,643.67
                                        ----------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION

   THE PORTFOLIO MANAGER'S CASH COMPENSATION IS COMPRISED PRIMARILY OF A MARKET-BASED SALARY AND AN INCENTIVE COMPENSATION PLAN (ANNUAL AND LONG TERM INCENTIVE). FUNDING FOR THE MEA ANNUAL INCENTIVE PLAN AND LONG TERM INCENTIVE PLAN IS THROUGH A PRE-DETERMINED FIXED PERCENTAGE OF OVERALL COMPANY PROFITABILITY. THEREFORE, ALL BONUS AWARDS ARE BASED INITIALLY ON COMPANY PERFORMANCE. THE INVESTMENT PROFESSIONALS ARE ELIGIBLE TO RECEIVE ANNUAL CASH BONUS AWARDS FROM THE INCENTIVE COMPENSATION PLAN. ANNUAL AWARDS ARE GRANTED IN MARCH FOR THE PRIOR CALENDAR YEAR. INDIVIDUAL AWARDS FOR INVESTMENT PROFESSIONALS ARE DISCRETIONARY, BASED ON PRODUCT PERFORMANCE, GOALS ESTABLISHED AT THE BEGINNING OF EACH CALENDAR YEAR AND A SUBJECTIVE EVALUATION OF THE PORTFOLIO MANAGER'S CONTRIBUTION TO THE OVERALL INVESTMENT PROCESS. ALSO CONSIDERED IN DETERMINING INDIVIDUAL AWARDS ARE TEAM PARTICIPATION AND GENERAL CONTRIBUTIONS TO MEA.

   ALL PORTFOLIO MANAGERS ARE ALSO ELIGIBLE TO PARTICIPATE IN THE MEA LONG TERM INCENTIVE PLAN. THIS PLAN PROVIDES FOR AN ANNUAL AWARD, PAYABLE IN DEFERRED CASH THAT CLIFF VESTS AFTER 3 YEARS, WITH AN INTEREST RATE EQUAL TO THE AVERAGE YEAR OVER YEAR EARNINGS GROWTH OF MEA (CAPPED AT 20% PER YEAR). MANAGEMENT HAS DISCRETION WITH RESPECT TO ACTUAL PARTICIPATION AND AWARD SIZE.


   MELLON ELECTIVE DEFERRED COMPENSATION PLAN

   PORTFOLIO MANAGERS WHOSE COMPENSATION EXCEEDS CERTAIN LEVELS MAY ELECT TO DEFER PORTIONS OF THEIR BASE SALARIES AND/OR INCENTIVE COMPENSATION PURSUANT TO MELLON'S ELECTIVE DEFERRED COMPENSATION PLAN.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Peter D. Goslin                                                      12-1-06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Peter D. Goslin
[(Printed Name of person signing)]


Portfolio Manager
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              PRINCIPAL INVESTORS FUND PARTNERS MID-CAP VALUE FUND
                                 [Name of Fund
                               ] S. BASU MULLICK
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                       NEUBERGER BERMAN MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    12      $7.9 BILLION
                                        --------------------------
 *  other pooled investment vehicles:...     1      $10.9 MILLION
                                        --------------------------
 *  other accounts:.....................     1      $15.0 MILLION
                                        --------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   *****

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   A PORTION OF THE COMPENSATION PAID TO EACH PORTFOLIO MANAGER IS DETERMINED BY COMPARISONS TO PRE-DETERMINED PEER GROUPS AND BENCHMARKS, AS OPPOSED TO A SYSTEM DEPENDENT ON A PERCENT OF MANAGEMENT FEES. THE PORTFOLIO MANAGERS ARE PAID A BASE SALARY THAT IS NOT DEPENDENT ON PERFORMANCE. EACH PORTFOLIO MANAGER ALSO HAS A "TARGET BONUS," WHICH IS SET EACH YEAR AND CAN BE INCREASED OR DECREASED PRIOR TO PAYMENT BASED IN PART ON PERFORMANCE MEASURED AGAINST THE RELEVANT PEER GROUP AND BENCHMARK. PERFORMANCE IS MEASURED ON A THREE-YEAR ROLLING AVERAGE IN ORDER TO EMPHASIZE LONGER-TERM PERFORMANCE. THERE IS ALSO A SUBJECTIVE COMPONENT TO DETERMINING THE BONUS, WHICH CONSISTS OF THE FOLLOWING FACTORS: (I) THE INDIVIDUAL'S WILLINGNESS TO WORK WITH THE MARKETING AND SALES GROUPS; (II) HIS OR HER EFFECTIVENESS IN BUILDING A FRANCHISE; AND (III) CLIENT SERVICING. SENIOR MANAGEMENT DETERMINES THIS COMPONENT IN APPROPRIATE CASES. THERE ARE ADDITIONAL COMPONENTS THAT COMPRISE THE PORTFOLIO MANAGERS' COMPENSATION PACKAGES, INCLUDING: (I) WHETHER THE MANAGER WAS A PARTNER/PRINCIPAL OF NEUBERGER BERMAN PRIOR TO NEUBERGER BERMAN INC.'S INITIAL PUBLIC OFFERING; (II) FOR MORE RECENT HIRES, INCENTIVES THAT MAY HAVE BEEN NEGOTIATED AT THE TIME THE PORTFOLIO MANAGER JOINED THE NEUBERGER BERMAN COMPLEX; AND (III) THE TOTAL AMOUNT OF ASSETS FOR WHICH THE PORTFOLIO MANAGER IS RESPONSIBLE.
   OUR PORTFOLIO MANAGERS HAVE ALWAYS HAD A DEGREE OF INDEPENDENCE THAT THEY WOULD NOT GET AT OTHER FIRMS THAT HAVE, FOR EXAMPLE, INVESTMENT COMMITTEES. WE BELIEVE THAT OUR PORTFOLIO MANAGERS ARE RETAINED NOT ONLY THROUGH COMPENSATION AND OPPORTUNITIES FOR ADVANCEMENT, BUT ALSO BY A COLLEGIAL AND STABLE MONEY MANAGEMENT ENVIRONMENT.
   IN ADDITION, THERE ARE ADDITIONAL STOCK AND OPTION AWARD PROGRAMS AVAILABLE. WE BELIEVE THE MEASUREMENT VERSUS THE PEER GROUPS ON A THREE-YEAR ROLLING AVERAGE BASIS CREATES A MEANINGFUL DISINCENTIVE TO TRY AND BEAT THE PEER GROUP AND BENCHMARK IN ANY GIVEN YEAR BY TAKING UNDUE RISKS IN PORTFOLIO MANAGEMENT. THE INCENTIVE IS TO BE A SOLID PERFORMER OVER THE LONGER-TERM, NOT NECESSARILY TO BE A SHORT-TERM WINNER IN ANY GIVEN YEAR.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  - $1,000,000; or over $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE




/s/Kevin A. Pemberton                                                12/7/2006

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Kevin A. Pemberton
[(Printed Name of person signing)]


Vice President, Compliance Officer, Sub-Advised Funds
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                Principal Investors Fund, Inc. - High Yield Fund
                             [Name of Fund/Account
                               ]Lawrence A. Post
                           [Name of Portfolio Manager
                           ]Post Advisory Group, LLC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     5       $493,768,794
                                        ---------------------------
 *  other pooled investment vehicles:...    10      $1,448,322,996
                                        ---------------------------
 *  other accounts:.....................    51      $7,100,274,165
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            $0
                                        ---------------------------
 *  other pooled investment vehicles:...     3       $224,178,235
                                        ---------------------------
 *  other accounts:.....................    18      $2,233,430,454
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   POST ADVISORY GROUP, LLC ("POST") AND ITS RESPECTIVE AFFILIATES ADVISE OTHER CLIENTS AND FUNDS, WHOSE ACCOUNTS MAY PURCHASE OR SELL THE SAME SECURITIES AS THE FUND. IN ADDITION, POST OR ITS AFFILIATES MAY ORGANIZE OTHER DOMESTIC OR OFFSHORE FUNDS, WHICH MAY BE MANAGED BY POST AND WHICH MAY HAVE INVESTMENT OBJECTIVES SUBSTANTIALLY SIMILAR TO THOSE OF THE FUND. POST OR ITS AFFILIATES MAY ALSO SEEK INVESTMENT OPPORTUNITIES THAT MAY BE OF INTEREST TO THE FUND. IN MANAGING SUCH FUNDS AND ACCOUNTS, CONFLICTS OF INTEREST MAY ARISE. POST'S INVESTMENT ALLOCATIONS ARE DESIGNED TO PROVIDE A FAIR ALLOCATION OF PURCHASES AND SALES OF SECURITIES AMONG THE VARIOUS ACCOUNTS MANAGED BY POST, WHILE PRESERVING INCENTIVES FOR THE KEY PRINCIPALS TO FIND NEW INVESTMENT OPPORTUNITIES, AND TO ENSURE COMPLIANCE WITH APPROPRIATE REGULATORY REQUIREMENTS. POTENTIAL CONFLICTS OF INTEREST MAY EXIST IN INSTANCES IN WHICH POST OR ITS AFFILIATES DETERMINE THAT A SPECIFIC TRANSACTION IN A SECURITY IS APPROPRIATE FOR A SPECIFIC ACCOUNT BASED UPON NUMEROUS FACTORS INCLUDING, AMONG OTHER THINGS, INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, OR RESTRICTIONS, WHILE OTHER ACCOUNT MANAGED BY POST OR ITS AFFILIATES MAY HOLD OR TAKE THE OPPOSITE POSITION IN THE SECURITY IN ACCORDANCE WITH THOSE ACCOUNTS' INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS. TO THE EXTENT PERMITTED BY APPLICABLE LAW, POST MAY AGGREGATE THE TRADE ORDERS OF THE FUDN WITH THE TRADE ORDERS OF POST FOR OTHER ACCOUNTS MANAGED BY POST OR ITS AFFILIATES. POST'S POLICIES AND PROCEDURES ARE INTENDED TO PRODUCE FAIRNESS OVER TIME, BUT MAY NOT PRODUCE MATHEMATICAL PRECISION IN THE ALLOCATION OF INDIVIDUAL PURCHASES AND SALES OF SECURITIES BECAUSE OF, AMONG OTHER THINGS, THE NATURE OF THE FIXED INCOME MARKET AND THE TRANSACTIONS COSTS THAT MAYBE INCURRED IN DOING SO. POST'S POLICIES AND PROCEDURES ARE ALSO INTENDED TO BE SO0NSISTENT WITH ITS DUTY TO SEEK BEST EXECUTION AND BEST PRICES OBTAINABLE UNDER THE CIRCUMSTANCES FOR ALL ACCOUNTS UNDER THEIR MANAGEMENT. POST'S KEY PRINCIPALS MAY FACE DEMANDS ON THEIR TIME OTHER THAN THE DEMANDS OF THE FUND. SUCH KEY PRINCIPALS WILL ENGAGE IN THE SAME OR SIMILAR TRADING STRATEGIES FOR THE ACCOUNTS MANAGED BY POST AND ITS AFFILIATES OR OTHERS AS THOSE OF THE HIGH YIELD BOND FUND. SUCH KEY PRINCIPALS RECEIVE SALARIES AND OTHER COMPENSATION FROM THEIR EMPLOYMENT WITH POST AND POST MAY RECEIVE FEES AND OTHER COMPENSATION FOR THE SERVICES IT PROVIDES AND OTHER TRANSACTIONS INTO WITH IT ENTERS. EMPLOYEES OF POST MAY ENGAGE IN PERSONAL INVESTMENT ACTIVITIES THAT COULD INVOLVE A CONFLICT OF INTEREST WITH THE INVESTMENT ACTIVITIES IOF THE FUND. POST'S CODE OF ETHICS INVOLVES PROCEDURES AND POLICIES INTENDED TO MINIMIZE ANY SUCH CONFLICTS OF INTEREST.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE COMPENSATION FOR THE POST ADVISORY GROUP, LLC SENIOR INVESTMENT PROFESSIONALS IS COMPRISED OF BASE SALARY, BONUS POOL AND CERTAIN OTHER PERFORMANCE INCENTIVES. INCENTIVES IN THE FORM OF AN ANNUAL BONUS ARE DETERMINED BASED ON THE OVERALL PERFORMANCE OF THE FIRM.



2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/ Lawrence A. Post                                                    12/1/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]

                         Lawrence A. Post

             [(Printed Name of person signing)]

Chief Executive Officer & Chief Investment Officer, Post Advisory Group, LLC

                 [(Title of person signing)
]


           [(INTERNAL USE:  REVIEWER'S SIGNATURE)
   ]



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                Principal Investors Fund, Inc. - High Yield Fund
                             [Name of Fund/Account
                               ]Allan Schweitzer
                           [Name of Portfolio Manager
                                       ]
                           Post Advisory Group, LLC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     5       $493,768,794
                                        ---------------------------
 *  other pooled investment vehicles:...     6      $1,168,053,306
                                        ---------------------------
 *  other accounts:.....................    41      $6,000,239,390
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            $0
                                        ---------------------------
 *  other pooled investment vehicles:...     0            $0
                                        ---------------------------
 *  other accounts:.....................     9      $1,150,560,526
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   POST ADVISORY GROUP, LLC ("POST") AND ITS RESPECTIVE AFFILIATES ADVISE OTHER CLIENTS AND FUNDS, WHOSE ACCOUNTS MAY PURCHASE OR SELL THE SAME SECURITIES AS THE FUND. IN ADDITION, POST OR ITS AFFILIATES MAY ORGANIZE OTHER DOMESTIC OR OFFSHORE FUNDS, WHICH MAY BE MANAGED BY POST AND WHICH MAY HAVE INVESTMENT OBJECTIVES SUBSTANTIALLY SIMILAR TO THOSE OF THE FUND. POST OR ITS AFFILIATES MAY ALSO SEEK INVESTMENT OPPORTUNITIES THAT MAY BE OF INTEREST TO THE FUND. IN MANAGING SUCH FUNDS AND ACCOUNTS, CONFLICTS OF INTEREST MAY ARISE. POST'S INVESTMENT ALLOCATIONS ARE DESIGNED TO PROVIDE A FAIR ALLOCATION OF PURCHASES AND SALES OF SECURITIES AMONG THE VARIOUS ACCOUNTS MANAGED BY POST, WHILE PRESERVING INCENTIVES FOR THE KEY PRINCIPALS TO FIND NEW INVESTMENT OPPORTUNITIES, AND TO ENSURE COMPLIANCE WITH APPROPRIATE REGULATORY REQUIREMENTS. POTENTIAL CONFLICTS OF INTEREST MAY EXIST IN INSTANCES IN WHICH POST OR ITS AFFILIATES DETERMINE THAT A SPECIFIC TRANSACTION IN A SECURITY IS APPROPRIATE FOR A SPECIFIC ACCOUNT BASED UPON NUMEROUS FACTORS INCLUDING, AMONG OTHER THINGS, INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, OR RESTRICTIONS, WHILE OTHER ACCOUNT MANAGED BY POST OR ITS AFFILIATES MAY HOLD OR TAKE THE OPPOSITE POSITION IN THE SECURITY IN ACCORDANCE WITH THOSE ACCOUNTS' INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS. TO THE EXTENT PERMITTED BY APPLICABLE LAW, POST MAY AGGREGATE THE TRADE ORDERS OF THE FUDN WITH THE TRADE ORDERS OF POST FOR OTHER ACCOUNTS MANAGED BY POST OR ITS AFFILIATES. POST'S POLICIES AND PROCEDURES ARE INTENDED TO PRODUCE FAIRNESS OVER TIME, BUT MAY NOT PRODUCE MATHEMATICAL PRECISION IN THE ALLOCATION OF INDIVIDUAL PURCHASES AND SALES OF SECURITIES BECAUSE OF, AMONG OTHER THINGS, THE NATURE OF THE FIXED INCOME MARKET AND THE TRANSACTIONS COSTS THAT MAYBE INCURRED IN DOING SO. POST'S POLICIES AND PROCEDURES ARE ALSO INTENDED TO BE SO0NSISTENT WITH ITS DUTY TO SEEK BEST EXECUTION AND BEST PRICES OBTAINABLE UNDER THE CIRCUMSTANCES FOR ALL ACCOUNTS UNDER THEIR MANAGEMENT. POST'S KEY PRINCIPALS MAY FACE DEMANDS ON THEIR TIME OTHER THAN THE DEMANDS OF THE FUND. SUCH KEY PRINCIPALS WILL ENGAGE IN THE SAME OR SIMILAR TRADING STRATEGIES FOR THE ACCOUNTS MANAGED BY POST AND ITS AFFILIATES OR OTHERS AS THOSE OF THE HIGH YIELD BOND FUND. SUCH KEY PRINCIPALS RECEIVE SALARIES AND OTHER COMPENSATION FROM THEIR EMPLOYMENT WITH POST AND POST MAY RECEIVE FEES AND OTHER COMPENSATION FOR THE SERVICES IT PROVIDES AND OTHER TRANSACTIONS INTO WITH IT ENTERS. EMPLOYEES OF POST MAY ENGAGE IN PERSONAL INVESTMENT ACTIVITIES THAT COULD INVOLVE A CONFLICT OF INTEREST WITH THE INVESTMENT ACTIVITIES IOF THE FUND. POST'S CODE OF ETHICS INVOLVES PROCEDURES AND POLICIES INTENDED TO MINIMIZE ANY SUCH CONFLICTS OF INTEREST.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE COMPENSATION FOR THE POST ADVISORY GROUP, LLC SENIOR INVESTMENT PROFESSIONALS IS COMPRISED OF BASE SALARY, BONUS POOL AND CERTAIN OTHER PERFORMANCE INCENTIVES. INCENTIVES IN THE FORM OF AN ANNUAL BONUS ARE DETERMINED BASED ON THE OVERALL PERFORMANCE OF THE FIRM.



2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/ Allan Schweitzer                                                    12/1/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]

                         Allan Schweitzer

             [(Printed Name of person signing)]

                        Managing Director

                 [(Title of person signing)
]


           [(INTERNAL USE:  REVIEWER'S SIGNATURE)
   ]




                                  Page 1 of 3







                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                PRINCIPAL INVESTORS FUND, INC. -- BOND & MORTGAGE
                                SECURITIES FUND
                                  [Name of Fund

                           ]   WILLIAM C. ARMSTRONG
                         [    Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

            THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY FOUR PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     3      $2,577,357,891.02
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $6,845,031,104.85
                                        ------------------------------
 *  other accounts:.....................    19       $992,498,861.04
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     0              0
                                        ------------------------------
 *  other pooled investment vehicles:...  ***0**            0
                                        ------------------------------
 *  other accounts:.....................  ***2**    $1,175,160,712.65
                                        ------------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $50,001 - $100,000




/s/ William C. Armstrong                                                12/6/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


William C. Armstrong
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2




                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              PRINCIPAL INVESTORS FUND, INC. -- BOND & MORTGAGE
SECURITIES FUND
                                 [Name of Fund

                            ]    TIMOTHY R. WARRICK
                         [    Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY FOUR PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     3      $2,577,357,891.02
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $6,845,031,104.85
                                        ------------------------------
 *  other accounts:.....................    21      $1,263,256,520.67
                                        ------------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     0             $0
                                        ------------------------------
 *  other pooled investment vehicles:...     0             $0
                                        ------------------------------
 *  other accounts:.....................     2      $1,175,160,712.65
                                        ------------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $10,001 - $50,000






[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Timothy R. Warrick
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           PRINCIPAL INVESTORS FUND, INC. -- DISCIPLINED LARGE CAP BLEND FUND
                                 [Name of Fund

                           ]    JEFFREY A. SCHWARTE
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2      $1,177,491,049.23
                                        ------------------------------
 *  other pooled investment vehicles:...     2       $582,739,794.73
                                        ------------------------------
 *  other accounts:.....................     8       $454,904,359.70
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/ Jeff Schwarte                                                       12/6/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Jeff Schwarte
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              PRINCIPAL INVESTORS FUND, INC. --DIVERSIFIED INTERNATIONAL FUND
                                 [Name of Fund

                            ]    PAUL BLANKENHAGEN
                           [Name of Portfolio Manager

                         ] PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY THREE PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2      $1,164,875,693.52
                                        ------------------------------
 *  other pooled investment vehicles:...     2      $3,324,414,221.10
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $50,000 - $100,000




/s/ Paul Blankenhagen                                                   12/11/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Paul Blankenhagen
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             PRINCIPAL INVESTORS FUND, INC. -- DIVERSIFIED INTERNATIONAL FUND
                                 [Name of Fund

                            ]          JULIET COHN
                          [  Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY THREE PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2      $1,164,875,693.52
                                        ------------------------------
 *  other pooled investment vehicles:...     2      $3,324,414,221.10
                                        ------------------------------
 *  other accounts:.....................     2       $116,580,952.48
                                        ------------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Juliet Cohn                                                         12/7/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Juliet Cohn
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            PRINCIPAL INVESTORS FUND, INC. -- DIVERSIFIED INTERNATIONAL FUND
                                 [Name of Fund

                            ]           CHRIS IBACH
                        [     Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY THREE PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2      $1,164,875,693.52
                                        ------------------------------
 *  other pooled investment vehicles:...     2      $3,324,414,221.10
                                        ------------------------------
 *  other accounts:.....................     3       $68,125,430.72
                                        ------------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $100,001 - $500,000




/s/ Chris Ibach                                                         12/11/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Chris Ibach
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     PRINCIPAL INVESTORS FUND, INC. - EQUITY INCOME FUND
                                 [Name of Fund

                            ]      DIRK LASCHANZKY
                          [ Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


     PRINCIPAL INVESTORS FUND, INC. - GOVERNMENT AND HIGH QUALITY BOND FUND
                                 [Name of Fund

                                ]BRAD FREDERICKS
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     2      $693,274,927.48
                                        ----------------------------
 *  other pooled investment vehicles:...     1      $952,385,788.51
                                        ----------------------------
 *  other accounts:.....................     0            $0
                                        ----------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Brad Fredericks                                                     12/05/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Brad Fredericks
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


     PRINCIPAL INVESTORS FUND, INC. - GOVERNMENT AND HIGH QUALITY BOND FUND
                                 [Name of Fund

                                  ]LISA STANGE
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     2      $693,274,927.48
                                        ----------------------------
 *  other pooled investment vehicles:...     1      $952,385,788.51
                                        ----------------------------
 *  other accounts:.....................     0            $0
                                        ----------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Lisa A. Stange                                                      12/6/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Lisa Stange
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                  PRINCIPAL INVESTORS FUND, INC. - HIGH QUALITY
                          INTERMEDIATE TERM BOND FUND
                                  [Name of Fund

                           ]    WILLIAM C. ARMSTRONG
                        [      Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY FOUR PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     3      $2,577,357,891.02
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $6,845,031,104.85
                                        ------------------------------
 *  other accounts:.....................    19       $992,498,861.04
                                        ------------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     0             $0
                                        ------------------------------
 *  other pooled investment vehicles:...     0             $0
                                        ------------------------------
 *  other accounts:.....................     2      $1,175,160,712.65
                                        ------------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ William C. Armstrong                                                12/6/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


William C. Armstrong
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                  PRINCIPAL INVESTORS FUND, INC. - HIGH QUALITY
                          INTERMEDIATE TERM BOND FUND
                                  [Name of Fund

                            ]    TIMOTHY R. WARRICK
                         [    Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY FOUR PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     3      $2,577,357,891.02
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $6,845,031,104.85
                                        ------------------------------
 *  other accounts:.....................    21      $1,263,256,520.67
                                        ------------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     0             $0
                                        ------------------------------
 *  other pooled investment vehicles:...     0             $0
                                        ------------------------------
 *  other accounts:.....................     2      $1,175,160,712.65
                                        ------------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/ Timothy R. Warrick                                                  12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Timothy R. Warrick
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          PRINCIPAL INVESTORS FUND, INC. -- INFLATION PROTECTION FUND
                                 [Name of Fund

                               ]MARTIN J. SCHAFER
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     3      $455,352,670.89
                                        ----------------------------
 *  other pooled investment vehicles:...     2      $262,917,019.91
                                        ----------------------------
 *  other accounts:.....................     5      $442,300,536.06
                                        ----------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/ Martin J. Schafer                                                   12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Martin J. Schafer
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          PRINCIPAL INVESTORS FUND, INC. -- INFLATION PROTECTION FUND
                                 [Name of Fund

                                 ]GWEN SWANGER
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     1      $122,378,223.87
                                        ----------------------------
 *  other pooled investment vehicles:...     0            $0
                                        ----------------------------
 *  other accounts:.....................     3      $282,689,743.46
                                        ----------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/ Gwen Swanger                                                        12/06/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Gwen Swanger
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         PRINCIPAL INVESTORS FUND, INC. -- INTERNATIONAL EMERGING MARKETS FUND
                                 [Name of Fund

                            ]     MICHAEL MARUSIAK
                          [  Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     2      $437,338,274.91
                                        ----------------------------
 *  other pooled investment vehicles:...     1      $796,912,444.76
                                        ----------------------------
 *  other accounts:.....................     9      $706,971,579.30
                                        ----------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $100,001 - $500,000





 /s/ Michael Marusiak                                                   12/7/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Michael Marusiak
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         PRINCIPAL INVESTORS FUND, INC. -- INTERNATIONAL EMERGING MARKETS FUND
                                 [Name of Fund

                            ]    MICHAEL L. REYNAL
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     2      $437,338,274.91
                                        ----------------------------
 *  other pooled investment vehicles:...     1      $796,912,444.76
                                        ----------------------------
 *  other accounts:.....................     8      $691,380,563.75
                                        ----------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $50,000 - $100,000*****




/s/ Michael L. Reynal                                                 12/8/2006

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Michael L. Reynal
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                PRINCIPAL INVESTORS FUND, INC. -- INTERNATIONAL GROWTH FUND
                                 [Name of Fund

                            ]          STEVE LARSON
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.



Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     1      $1,272,521,187.05
                                        ------------------------------
 *  other pooled investment vehicles:...     1        $5,314,776.70
                                        ------------------------------
 *  other accounts:.....................     2       $348,946,701.53
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/ Steven M. Larson                                                    12/8/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Steven M. Larson
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                PRINCIPAL INVESTORS FUND, INC. -- INTERNATIONAL GROWTH FUND
                                 [Name of Fund

                            ]        JOHN PIHLBLAD
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     3      $2,298,622,135.48
                                        ------------------------------
 *  other pooled investment vehicles:...     2       $468,924,259.58
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/ John Pihlblad                                                       12/6/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


John Pihlblad
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           PRINCIPAL INVESTORS FUND, INC. -- LARGECAP S&P 500 INDEX FUND
                                 [Name of Fund

                            ]      DIRK LASCHANZKY
                          [ Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           PRINCIPAL INVESTORS FUND, INC. -- LARGECAP S&P 500 INDEX FUND
                                 [Name of Fund

                            ]    MARIATERESA MONACO
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     5      $1,749,885,489.23
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,397,891,842.51
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------


   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $0




/s/ Mariateresa Monaco                                                  12/11/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Mariateresa Monaco
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                      PRINCIPAL INVESTORS FUND, INC. -- LARGE CAP VALUE FUND
                                 [Name of Fund

                            ]         JOHN PIHLBLAD
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     3      $2,298,622,135.48
                                        ------------------------------
 *  other pooled investment vehicles:...     2       $468,924,259.58
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ John Pihlblad                                                       12/6/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


John Pihlblad
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                   PRINCIPAL INVESTORS FUND, INC. -- MIDCAP BLEND FUND
                                 [Name of Fund

                           ]       K. WILLIAM NOLIN
                          [ Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2      $1,255,183,656.90
                                        ------------------------------
 *  other pooled investment vehicles:...     3      $1,408,727,253.72
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $50,001 - $100,000





/s/ K. William Nolin                                                    12/11/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


K. William Nolin
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            PRINCIPAL INVESTORS FUND, INC. -- MIDCAP S&P 400 INDEX FUND
                                 [Name of Fund

                            ]      DIRK LASCHANZKY
                          [ Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
   ]


                                  Page 1 of 2



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            PRINCIPAL INVESTORS FUND, INC. -- MIDCAP S&P 400 INDEX FUND
                                 [Name of Fund

                            ]    MARIATERESA MONACO
                          [ Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     5      $1,749,885,489.23
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,397,891,842.51
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------


   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $0




/s/ Mariateresa Monaco                                                  12/11/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Mariateresa Monaco
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
   ]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     PRINCIPAL INVESTORS FUND, INC. -- MIDCAP VALUE FUND
                                 [Name of Fund

                            ]      DIRK LASCHANZKY
                          [ Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
   ]


                                  Page 1 of 2


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     PRINCIPAL INVESTORS FUND, INC. --MIDCAP VALUE FUND
                                 [Name of Fund

                           ]     JEFFREY A. SCHWARTE
                          [  Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.



Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2      $1,177,491,049.23
                                        ------------------------------
 *  other pooled investment vehicles:...     2       $582,739,794.73
                                        ------------------------------
 *  other accounts:.....................     8       $454,904,359.70
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Jeff Schwarte                                                       12/6/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Jeff Schwarte
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              PRINCIPAL INVESTORS FUND, INC. -- MONEY MARKET FUND
                                 [Name of Fund

                                  ]TRACY REEG
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2       $866,706,607.41
                                        ------------------------------
 *  other pooled investment vehicles:...     1      $3,897,931,676.37
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 70% WEIGHTED TO INVESTMENT PERFORMANCE, 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE, AND 20% WEIGHTED TO PRINCIPAL FINANCIAL GROUP ANNUAL PERFORMANCE SCORE.

   O  INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A PEER GROUP
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 50TH.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $1-$10,000*****





/s/Tracy Reeg                                                          12/14/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Tracy Reeg
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


              PRINCIPAL INVESTORS FUND, INC. -- MONEY MARKET FUND
                                 [Name of Fund

                                ]ALICE ROBERTSON
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2       $866,706,607.41
                                        ------------------------------
 *  other pooled investment vehicles:...     1      $3,897,931,676.37
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 70% WEIGHTED TO INVESTMENT PERFORMANCE, 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE, AND 20% WEIGHTED TO PRINCIPAL FINANCIAL GROUP ANNUAL PERFORMANCE SCORE.

   O  INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A PEER GROUP
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 50TH.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.





/s/ Alice B. Robertson                                                12/14/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Alice B. Robertson
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PRINCIPAL INVESTORS FUND, INC. -- LIFETIME 2010 FUND
                                 [Name of Fund

                            ]      DIRK LASCHANZKY
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PRINCIPAL INVESTORS FUND, INC. -- LIFETIME 2020 FUND
                                 [Name of Fund

                            ]      DIRK LASCHANZKY
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PRINCIPAL INVESTORS FUND, INC. -- LIFETIME 2030 FUND
                                 [Name of Fund

                            ]      DIRK LASCHANZKY
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PRINCIPAL INVESTORS FUND, INC. -- LIFETIME 2040 FUND
                                 [Name of Fund

                            ]      DIRK LASCHANZKY
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
   ]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                    PRINCIPAL INVESTORS FUND, INC. -- LIFETIME 2050 FUND
                                 [Name of Fund

                            ]      DIRK LASCHANZKY
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           PRINCIPAL INVESTORS FUND, INC. -- LIFETIME STRATEGIC INCOME FUND
                                 [Name of Fund

                            ]       DIRK LASCHANZKY
                         [   Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     8      $2,167,498,632.43
                                        ------------------------------
 *  other pooled investment vehicles:...     4      $8,659,519,873.81
                                        ------------------------------
 *  other accounts:.....................     6       $628,983,801.83
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Dirk Laschanzky                                                     12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Dirk Laschanzky
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             PRINCIPAL INVESTORS FUND, INC. - SHORT TERM BOND FUND
                                 [Name of Fund

                                   ]ZEID AYER
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY THREE PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     3      $621,459,722.26
                                        ----------------------------
 *  other pooled investment vehicles:...     1      $252,681,866.16
                                        ----------------------------
 *  other accounts:.....................     4      $324,923,172.26
                                        ----------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/ Zeid Ayer                                                           12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Zeid Ayer
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             PRINCIPAL INVESTORS FUND, INC. - SHORT TERM BOND FUND
                                 [Name of Fund

                                 ]CRAIG DAWSON
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY THREE PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     3      $621,459,722.26
                                        ----------------------------
 *  other pooled investment vehicles:...     1      $252,681,866.16
                                        ----------------------------
 *  other accounts:.....................     4      $324,923,172.26
                                        ----------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/ Craig Dawson                                                        12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Craig Dawson
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             PRINCIPAL INVESTORS FUND, INC. - SHORT TERM BOND FUND
                                 [Name of Fund

                               ]MARTIN J. SCHAFER
                           [Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY THREE PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF       TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     3      $455,352,670.89
                                        ----------------------------
 *  other pooled investment vehicles:...     2      $262,917,019.91
                                        ----------------------------
 *  other accounts:.....................     5      $442,300,536.06
                                        ----------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR FIXED INCOME PORTFOLIO MANAGERS IS 80% WEIGHTED TO INVESTMENT PERFORMANCE AND 20% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE. THE TARGET INCENTIVE FOR FIXED INCOME PORTFOLIO MANAGERS RANGES FROM 60% TO 150% OF ACTUAL BASE EARNINGS, DEPENDING ON JOB LEVEL.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS AND A BENCHMARK IS MEASURED FOR A PERIOD UP TO FIVE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN FIVE YEARS).
   O VERSUS THE PEER GROUP, 100% OF TARGET INCENTIVE IS ACHIEVED IF THE PORTFOLIO PERFORMANCE IS 35TH PERCENTILE. NO PAYOUT IS REALIZED IF PERFORMANCE IS BELOW 50TH PERCENTILE. 200% PAYOUT IS ACHIEVED AT 15TH PERCENTILE OR BETTER FOR THE RESPECTIVE PERIOD.
   O VERSUS THE BENCHMARK, 100% OF TARGET INCENTIVE IS ACHIEVED AT CERTAIN LEVELS OF OUTPERFORMANCE, WHICH VARY BY PORTFOLIO. NO PAYOUT IS REALIZED FOR PERFORMANCE AT OR BELOW THE LEVEL OF THE BENCHMARK.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $1 - $10,000




/s/ Martin J. Schafer                                                   12/5/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Martin J. Schafer
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                 PRINCIPAL INVESTORS FUND, INC. -- SMALL CAP BLEND FUND
                                 [Name of Fund

                            ]      THOMAS MORABITO
                          [  Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     3       $657,688,953.60
                                        ------------------------------
 *  other pooled investment vehicles:...    11      $2,269,905,174.58
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $





 /s/ Thomas A. Morabito                                               12/12/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Thomas A. Morabito
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                 PRINCIPAL INVESTORS FUND, INC. -- SMALL CAP BLEND FUND
                                 [Name of Fund

                            ]          PHIL NORDHUS
                          [  Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2       $434,890,692.02
                                        ------------------------------
 *  other pooled investment vehicles:...     2      $1,832,776,717.49
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.*****




/s/Phil Nordhus                                                         12/6/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Phil Nordhus
             [(Printed Name of person signing)]


Associate Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                 PRINCIPAL INVESTORS FUND, INC. -- SMALL CAP VALUE FUND
                                 [Name of Fund

                            ]      THOMAS MORABITO
                          [  Name of Portfolio Manager
                                       ]
                           PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     3       $657,688,953.60
                                        ------------------------------
 *  other pooled investment vehicles:...    11      $2,269,905,174.58
                                        ------------------------------
 *  other accounts:.....................     0             $0
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        $0
                                        -------------------
 *  other pooled investment vehicles:...     0        $0
                                        -------------------
 *  other accounts:.....................     0        $0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL GLOBAL INVESTORS OFFERS ALL EMPLOYEES A COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY. PERCENTAGES OF BASE SALARY VERSUS PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONALLY COMPETITIVE MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED AT THE MEDIAN OF THE MARKET AND BENEFITS ARE TARGETED SLIGHTLY ABOVE MEDIAN. THE INVESTMENT STAFF IS COMPENSATED UNDER A BASE SALARY PLUS VARIABLE ANNUAL BONUS (INCENTIVE COMPENSATION). THE INCENTIVE COMPENSATION PLAN FOR EQUITY PORTFOLIO MANAGERS IS 90% WEIGHTED TO INVESTMENT PERFORMANCE AND 10% WEIGHTED TO PRINCIPAL GLOBAL INVESTORS ANNUAL PERFORMANCE SCORE.

   O INVESTMENT PERFORMANCE IS BASED ON GROSS PERFORMANCE VERSUS A BENCHMARK, PEER GROUP OR BOTH, DEPENDING ON THE CLIENT MANDATE
   O PERFORMANCE VERSUS PEERS IS MEASURED FOR A PERIOD UP TO THREE YEARS (SHORTER IF THE PORTFOLIO MANAGER HAS MANAGED THE RESPECTIVE PORTFOLIO FOR A PERIOD LESS THAN THREE YEARS).
   O VERSUS THE PEER GROUP, INCENTIVE PAYOUT STARTS AT 55TH PERCENTILE AND REACHES 100% AT THE 25TH PERCENTILE FOR THE 1, 2, AND 3-YEAR PERIODS.

   AS A WHOLLY OWNED SUBSIDIARY OF PRINCIPAL FINANCIAL GROUP, SOME PRINCIPAL GLOBAL EMPLOYEES ARE ELIGIBLE TO PARTICIPATE IN OUR EMPLOYEE STOCK PURCHASE PLAN THAT ALLOWS THEM TO PURCHASE COMPANY STOCK AT A 15% DISCOUNT EACH QUARTER. IN ADDITION, THROUGH OUR 401(K) PLAN, EMPLOYEES ARE ABLE TO CONTRIBUTE TO AN EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) THROUGH WHICH THEY CAN BUY ADDITIONAL COMPANY STOCK.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000; or over  $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $0




/s/ Thomas A. Morabito                                                12/12/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Thomas A. Morabito
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


           PRINCIPAL INVESTORS FUND, INC. -- REAL ESTATE SECURITIES FUND
                                 [Name of Fund

                            ]           KELLY RUSH
                           [Name of Portfolio Manager
                                       ]
                                             PRINCIPAL GLOBAL INVESTORS
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF        TOTAL
                                         ACCOUNTS        ASSETS
 *  registered investment companies: ...     2      $1,619,442,164.08
                                        ------------------------------
 *  other pooled investment vehicles:...     9       $149,350,204.47
                                        ------------------------------
 *  other accounts:.....................    14       $352,248,961.72
                                        ------------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            $0
                                        ---------------------------
 *  other pooled investment vehicles:...     0            $0
                                        ---------------------------
 *  other accounts:.....................     1      $39,343,129.69
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PRINCIPAL REAL ESTATE INVESTORS IS A MEMBER OF PRINCIPAL GLOBAL INVESTORS ("PRINCIPAL GLOBAL"), WHOSE COMPENSATION POLICIES AND PRACTICES APPLY TO PRINCIPAL'S PORTFOLIO MANAGER. PRINCIPAL GLOBAL OFFERS A NATIONALLY COMPETITIVE SALARY AND INCENTIVE COMPENSATION PLAN THAT IS EVALUATED ANNUALLY RELATIVE TO OTHER TOP-TIER ASSET MANAGEMENT FIRMS. PERCENTAGES OF BASE SALARY VERSES PERFORMANCE BONUS VARY BY POSITION BUT ARE BASED ON NATIONAL MARKET DATA AND ARE CONSISTENT WITH INDUSTRY STANDARDS. TOTAL CASH COMPENSATION IS TARGETED TO BE CONSISTENT WITH THE NATIONAL AVERAGES.

   INCENTIVE COMPENSATION FOR PORTFOLIO MANAGERS IS DIRECTLY ALIGNED WITH CLIENT OBJECTIVES. ON AVERAGE, TWO THIRDS OF INCENTIVE COMPENSATION FOR PORTFOLIO MANAGERS IS DETERMINED DIRECTLY ON THE BASIS OF RELATIVE PERFORMANCE VERSUS APPROPRIATE CLIENT BENCHMARKS AND PEER GROUPS. RESULTS ARE MEASURED OVER
   ROLLING ONE YEAR, THREE YEAR AND FIVE YEAR PERIODS CONSISTENT WITH APPROPRIATE RISK MANAGEMENT STANDARDS. THE REMAINING ONE THIRD OF INCENTIVE COMPENSATION IS BASED ON A COMBINATION OF INDIVIDUAL RESULTS AND OVERALL FIRM RESULTS. OVERALL FIRM RESULTS ARE DRIVEN PRIMARILY BY AGGREGATE INVESTMENT PERFORMANCE ACROSS PRODUCTS RELATIVE TO BENCHMARKS AND PEERS, IN ADDITION TO FINANCIAL RESULTS AND NEW BUSINESS DEVELOPMENT. A PORTION OF ANNUAL INCENTIVE COMPENSATION FOR REAL ESTATE PORTFOLIOS MAY BE PAYABLE IN THE FORM OF RESTRICTED STOCK GRANTS.

   IN ADDITION TO TRADITIONAL CASH INCENTIVE COMPENSATION, PORTFOLIO MANAGERS ARE ELIGIBLE FOR LONG-TERM EQUITY INCENTIVES INCLUDING STOCK OPTIONS AND STOCK GRANTS.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $10,001 - $50,000




/s/ Kelly Rush
                                                                    12/08/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Kelly Rush
             [(Printed Name of person signing)]


Portfolio Manager
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          PRINCIPAL INVESTORS FUND, INC. -- PREFERRED SECURITIES FUND
                                 [Name of Fund

                               ]L. PHILLIP JACOBY
                           [Name of Portfolio Manager
                                       ]
                        SPECTRUM ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     9      7,458,405,940
                                        --------------------------
 *  other pooled investment vehicles:...    16      2,504,716,504
                                        --------------------------
 *  other accounts:.....................    32      2,492,953,991
                                        --------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   SPECTRUM PROFESSIONALS ARE PAID A BASE SALARY AS WELL AS QUARTERLY AND YEAR-END PERFORMANCE BONUSES. THE PERFORMANCE BONUSES ARE BASED ON OVERALL FIRM REVENUES (25% WEIGHTING), ASSETS UNDER MANAGEMENT (25%), AND INDIVIDUAL PERFORMANCE AND CONTRIBUTIONS TO THE INVESTMENT TEAM (50%). THE PERFORMANCE BONUSES MAY COMPRISE UP TO 90% OF AN INDIVIDUAL'S TOTAL COMPENSATION.

   SALARIES OF OUR SENIOR EXECUTIVE AND INVESTMENT STAFF ARE BENCHMARKED AGAINST NATIONAL COMPENSATION LEVELS OF ASSET MANAGEMENT FIRMS AND THE BONUS IS DRIVEN BY INVESTMENT PERFORMANCE AND FACTORS DESCRIBED EARLIER, SUCH THAT TOP QUARTILE FUND PERFORMANCE GENERATES TOP QUARTILE COMPENSATION.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $0*****





/s/L. Phillip Jacoby                                                   12/11/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


L. Phillip Jacoby
             [(Printed Name of person signing)]


Managing Director
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          PRINCIPAL INVESTORS FUND, INC. -- PREFERRED SECURITIES FUND
                                 [Name of Fund

                                ]BERNARD SUSSMAN
                           [Name of Portfolio Manager
                                       ]
                        SPECTRUM ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY TWO PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts  managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     9      7,458,405,940
                                        --------------------------
 *  other pooled investment vehicles:...    16      2,504,716,504
                                        --------------------------
 *  other accounts:.....................    36      2,498,437,508
                                        --------------------------

      or each of the categories, the number of accounts and the total assets  in
      the  accounts  with  respect  to  which   advisory  fee  is  based  on the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   SPECTRUM PROFESSIONALS ARE PAID A BASE SALARY AS WELL AS QUARTERLY AND YEAR-END PERFORMANCE BONUSES. THE PERFORMANCE BONUSES ARE BASED ON OVERALL FIRM REVENUES (25% WEIGHTING), ASSETS UNDER MANAGEMENT (25%), AND INDIVIDUAL PERFORMANCE AND CONTRIBUTIONS TO THE INVESTMENT TEAM (50%). THE PERFORMANCE BONUSES MAY COMPRISE UP TO 90% OF AN INDIVIDUAL'S TOTAL COMPENSATION.

   SALARIES OF OUR SENIOR EXECUTIVE AND INVESTMENT STAFF ARE BENCHMARKED AGAINST NATIONAL COMPENSATION LEVELS OF ASSET MANAGEMENT FIRMS AND THE BONUS IS DRIVEN BY INVESTMENT PERFORMANCE AND FACTORS DESCRIBED EARLIER, SUCH THAT TOP QUARTILE FUND PERFORMANCE GENERATES TOP QUARTILE COMPENSATION.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $0





/s/Bernard Sussman                                                     12/05/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Bernard Sussman
             [(Printed Name of person signing)]


Executive Director
                 [(Title of person signing)
]


                                  Page 1 of 2

                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         PRINCIPAL INVESTORS FUND, INC. -- PARTNERS LARGECAP BLEND FUND
                                 [Name of Fund
                            ] WILLIAM J. STROMBERG
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         T. ROWE PRICE ASSOCIATES, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                        NUMBER OF                           TOTAL
                                        ACCOUNTS                            ASSETS
*  registered investment companies: ...     4      $674,407,716 (EXCLUDES PIF PARTNERS LARGECAP BLEND FUND)
*  other pooled investment vehicles:...     3                            $828,666,228
*  other accounts:.....................    30                           $8,319,785,590

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   PORTFOLIO MANAGERS AT T. ROWE PRICE TYPICALLY MANAGE MULTIPLE ACCOUNTS. THESE ACCOUNTS MAY INCLUDE, AMONG OTHERS, MUTUAL FUNDS, SEPARATE ACCOUNTS (ASSETS MANAGED ON BEHALF OF INSTITUTIONS SUCH AS PENSION FUNDS, COLLEGES AND UNIVERSITIES, FOUNDATIONS), AND COMMINGLED TRUST ACCOUNTS. PORTFOLIO MANAGERS MAKE INVESTMENT DECISIONS FOR EACH PORTFOLIO BASED ON THE INVESTMENT OBJECTIVES, POLICIES, PRACTICES AND OTHER RELEVANT INVESTMENT CONSIDERATIONS THAT THE MANAGERS BELIEVE ARE APPLICABLE TO THAT PORTFOLIO. CONSEQUENTLY, PORTFOLIO MANAGERS MAY PURCHASE (OR SELL) SECURITIES FOR ONE PORTFOLIO AND NOT ANOTHER PORTFOLIO. T. ROWE PRICE HAS ADOPTED BROKERAGE AND TRADE ALLOCATION POLICIES AND PROCEDURES WHICH IT BELIEVES ARE REASONABLY DESIGNED TO ADDRESS ANY POTENTIAL CONFLICTS ASSOCIATED WITH MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS. ALSO, AS DISCLOSED UNDER THE "PORTFOLIO MANAGER'S COMPENSATION" SECTION, OUR PORTFOLIO MANAGERS' COMPENSATION IS DETERMINED IN THE SAME MANNER WITH RESPECT TO ALL PORTFOLIOS MANAGED BY THE PORTFOLIO MANAGER. PLEASE SEE THE ATTACHED EXCERPTS FROM T. ROWE PRICE'S FORM ADV FOR MORE INFORMATION ON OUR BROKERAGE AND TRADE ALLOCATION POLICIES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION CONSISTS PRIMARILY OF A BASE SALARY, A CASH BONUS, AND AN EQUITY INCENTIVE THAT USUALLY COMES IN THE FORM OF A STOCK OPTION GRANT. OCCASIONALLY, PORTFOLIO MANAGERS WILL ALSO HAVE THE OPPORTUNITY TO PARTICIPATE IN VENTURE CAPITAL PARTNERSHIPS. COMPENSATION IS VARIABLE AND IS DETERMINED BASED ON THE FOLLOWING FACTORS.

   INVESTMENT PERFORMANCE OVER ONE-, THREE-, FIVE-, AND 10-YEAR PERIODS IS THE MOST IMPORTANT INPUT. WE EVALUATE PERFORMANCE IN ABSOLUTE, RELATIVE, AND RISK-ADJUSTED TERMS. RELATIVE PERFORMANCE AND RISK-ADJUSTED PERFORMANCE ARE DETERMINED WITH REFERENCE TO THE BROAD BASED INDEX (EX. S&P500) AND AN APPLICABLE LIPPER INDEX (EX. LARGE-CAP BLEND), THOUGH OTHER BENCHMARKS MAY BE USED AS WELL. INVESTMENT RESULTS ARE ALSO COMPARED TO COMPARABLY MANAGED FUNDS OF COMPETITIVE INVESTMENT MANAGEMENT FIRMS.

   PERFORMANCE IS PRIMARILY MEASURED ON A PRE-TAX BASIS THOUGH TAX-EFFICIENCY IS CONSIDERED AND IS ESPECIALLY IMPORTANT FOR TAX EFFICIENT FUNDS. IT IS IMPORTANT TO NOTE THAT COMPENSATION IS VIEWED WITH A LONG TERM TIME HORIZON. THE MORE CONSISTENT A MANAGER'S PERFORMANCE OVER TIME, THE HIGHER THE COMPENSATION OPPORTUNITY. THE INCREASE OR DECREASE IN A FUND'S ASSETS DUE TO THE PURCHASE OR SALE OF FUND SHARES IS NOT CONSIDERED A MATERIAL FACTOR.

   CONTRIBUTION TO OUR OVERALL INVESTMENT PROCESS IS AN IMPORTANT CONSIDERATION AS WELL. SHARING IDEAS WITH OTHER PORTFOLIO MANAGERS, WORKING EFFECTIVELY WITH AND MENTORING OUR YOUNGER ANALYSTS, AND BEING GOOD CORPORATE CITIZENS ARE IMPORTANT COMPONENTS OF OUR LONG TERM SUCCESS AND ARE HIGHLY VALUED.

   ALL EMPLOYEES OF T. ROWE PRICE, INCLUDING PORTFOLIO MANAGERS, PARTICIPATE IN A 401(K) PLAN SPONSORED BY T. ROWE PRICE GROUP. IN ADDITION, ALL EMPLOYEES ARE ELIGIBLE TO PURCHASE T. ROWE PRICE COMMON STOCK THROUGH AN EMPLOYEE STOCK PURCHASE PLAN THAT FEATURES A LIMITED CORPORATE MATCHING CONTRIBUTION. ELIGIBILITY FOR AND PARTICIPATION IN THESE PLANS IS ON THE SAME BASIS AS FOR ALL EMPLOYEES. FINALLY, ALL VICE PRESIDENTS OF T. ROWE PRICE GROUP, INCLUDING ALL PORTFOLIO MANAGERS, RECEIVE SUPPLEMENTAL MEDICAL/HOSPITAL REIMBURSEMENT BENEFITS.

   THIS COMPENSATION STRUCTURE IS USED FOR ALL PORTFOLIOS MANAGED BY THE PORTFOLIO MANAGER.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/Darrell N. Braman                                                 11/16/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Darrell N. Braman
[(Printed Name of person signing)]


Vice President
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. -- PARTNERS LARGECAP GROWTH FUND I
                                 [Name of Fund
                              ] ROBERT W. SHARPS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                         T. ROWE PRICE ASSOCIATES, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                        NUMBER OF                              TOTAL
                                        ACCOUNTS                              ASSETS
*  registered investment companies: ...     5      $2,137,158,500 (EXCLUDES PIF PARTNERS LARGECAP GROWTH FUND I)
*  other pooled investment vehicles:...     5                             $1,001,875,221
*  other accounts:.....................    26                             $6,111,641,929

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   PORTFOLIO MANAGERS AT T. ROWE PRICE TYPICALLY MANAGE MULTIPLE ACCOUNTS. THESE ACCOUNTS MAY INCLUDE, AMONG OTHERS, MUTUAL FUNDS, SEPARATE ACCOUNTS (ASSETS MANAGED ON BEHALF OF INSTITUTIONS SUCH AS PENSION FUNDS, COLLEGES AND UNIVERSITIES, FOUNDATIONS), AND COMMINGLED TRUST ACCOUNTS. PORTFOLIO MANAGERS MAKE INVESTMENT DECISIONS FOR EACH PORTFOLIO BASED ON THE INVESTMENT OBJECTIVES, POLICIES, PRACTICES AND OTHER RELEVANT INVESTMENT CONSIDERATIONS THAT THE MANAGERS BELIEVE ARE APPLICABLE TO THAT PORTFOLIO. CONSEQUENTLY, PORTFOLIO MANAGERS MAY PURCHASE (OR SELL) SECURITIES FOR ONE PORTFOLIO AND NOT ANOTHER PORTFOLIO. T. ROWE PRICE HAS ADOPTED BROKERAGE AND TRADE ALLOCATION POLICIES AND PROCEDURES WHICH IT BELIEVES ARE REASONABLY DESIGNED TO ADDRESS ANY POTENTIAL CONFLICTS ASSOCIATED WITH MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS. ALSO, AS DISCLOSED UNDER THE "PORTFOLIO MANAGER'S COMPENSATION" SECTION, OUR PORTFOLIO MANAGERS' COMPENSATION IS DETERMINED IN THE SAME MANNER WITH RESPECT TO ALL PORTFOLIOS MANAGED BY THE PORTFOLIO MANAGER. PLEASE SEE THE ATTACHED EXCERPTS FROM T. ROWE PRICE'S FORM ADV FOR MORE INFORMATION ON OUR BROKERAGE AND TRADE ALLOCATION POLICIES.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION CONSISTS PRIMARILY OF A BASE SALARY, A CASH BONUS, AND AN EQUITY INCENTIVE THAT USUALLY COMES IN THE FORM OF A STOCK OPTION GRANT. OCCASIONALLY, PORTFOLIO MANAGERS WILL ALSO HAVE THE OPPORTUNITY TO PARTICIPATE IN VENTURE CAPITAL PARTNERSHIPS. COMPENSATION IS VARIABLE AND IS DETERMINED BASED ON THE FOLLOWING FACTORS.

   INVESTMENT PERFORMANCE OVER ONE-, THREE-, FIVE-, AND 10-YEAR PERIODS IS THE MOST IMPORTANT INPUT. WE EVALUATE PERFORMANCE IN ABSOLUTE, RELATIVE, AND RISK-ADJUSTED TERMS. RELATIVE PERFORMANCE AND RISK-ADJUSTED PERFORMANCE ARE DETERMINED WITH REFERENCE TO THE BROAD BASED INDEX (EX. S&P500) AND AN APPLICABLE LIPPER INDEX (EX. LARGE-CAP GROWTH), THOUGH OTHER BENCHMARKS MAY BE USED AS WELL. INVESTMENT RESULTS ARE ALSO COMPARED TO COMPARABLY MANAGED FUNDS OF COMPETITIVE INVESTMENT MANAGEMENT FIRMS.

   PERFORMANCE IS PRIMARILY MEASURED ON A PRE-TAX BASIS THOUGH TAX-EFFICIENCY IS CONSIDERED AND IS ESPECIALLY IMPORTANT FOR TAX EFFICIENT FUNDS. IT IS IMPORTANT TO NOTE THAT COMPENSATION IS VIEWED WITH A LONG TERM TIME HORIZON. THE MORE CONSISTENT A MANAGER'S PERFORMANCE OVER TIME, THE HIGHER THE COMPENSATION OPPORTUNITY. THE INCREASE OR DECREASE IN A FUND'S ASSETS DUE TO THE PURCHASE OR SALE OF FUND SHARES IS NOT CONSIDERED A MATERIAL FACTOR.

   CONTRIBUTION TO OUR OVERALL INVESTMENT PROCESS IS AN IMPORTANT CONSIDERATION AS WELL. SHARING IDEAS WITH OTHER PORTFOLIO MANAGERS, WORKING EFFECTIVELY WITH AND MENTORING OUR YOUNGER ANALYSTS, AND BEING GOOD CORPORATE CITIZENS ARE IMPORTANT COMPONENTS OF OUR LONG TERM SUCCESS AND ARE HIGHLY VALUED.

   ALL EMPLOYEES OF T. ROWE PRICE, INCLUDING PORTFOLIO MANAGERS, PARTICIPATE IN A 401(K) PLAN SPONSORED BY T. ROWE PRICE GROUP. IN ADDITION, ALL EMPLOYEES ARE ELIGIBLE TO PURCHASE T. ROWE PRICE COMMON STOCK THROUGH AN EMPLOYEE STOCK PURCHASE PLAN THAT FEATURES A LIMITED CORPORATE MATCHING CONTRIBUTION. ELIGIBILITY FOR AND PARTICIPATION IN THESE PLANS IS ON THE SAME BASIS AS FOR ALL EMPLOYEES. FINALLY, ALL VICE PRESIDENTS OF T. ROWE PRICE GROUP, INCLUDING ALL PORTFOLIO MANAGERS, RECEIVE SUPPLEMENTAL MEDICAL/HOSPITAL REIMBURSEMENT BENEFITS.

   THIS  COMPENSATION  STRUCTURE  IS  USED  FOR  ALL  PORTFOLIOS MANAGED BY  THE
   PORTFOLIO MANAGER.     *****

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE.




/s/Darrell N. Braman                                                 11/16/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Darrell N. Braman
[(Printed Name of person signing)]


Vice President
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          PRINCIPAL INVESTORS FUND, INC. - PARTNERS MIDCAP GROWTH FUND
                                 [Name of Fund
                         ] TURNER MID CAP GROWTH TEAM
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                        TURNER INVESTMENT PARTNERS, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006.

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

   CHRISTOPHER MCHUGH (LEAD MANAGER)
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    19      $4.0 BILLION
                                        -------------------------
 *  other pooled investment vehicles:...    33      $626 MILLION
                                        -------------------------
 *  other accounts:.....................    78      $5.5 BILLION
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     3      $1.2 BILLION
                                        -------------------------
 *  other pooled investment vehicles:...     0         $0.00
                                        -------------------------
 *  other accounts:.....................     2      $19 MILLION
                                        -------------------------

   JASON SCHROTBERGER (CO-MANAGER)
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    13      $2.7 BILLION
                                        -------------------------
 *  other pooled investment vehicles:...    26      $480 MILLION
                                        -------------------------
 *  other accounts:.....................    59      $3.0 BILLION
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     1      $24 MILLION
                                        ------------------------
 *  other pooled investment vehicles:...     0         $0.00
                                        ------------------------
 *  other accounts:.....................     2      $19 MILLION
                                        ------------------------

   TARA HEDLUND (CO-MANAGER)
                                         NUMBER OF     TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     9      $2.3 BILLION
                                        -------------------------
 *  other pooled investment vehicles:...    22      $397 MILLION
                                        -------------------------
 *  other accounts:.....................    22      $1.1 BILLION
                                        -------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF     TOTAL
                                         ACCOUNTS     ASSETS
 *  registered investment companies: ...     1      $24 MILLION
                                        ------------------------
 *  other pooled investment vehicles:...     0         $0.00
                                        ------------------------
 *  other accounts:.....................     0         $0.00
                                        ------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   *****
   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

   As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   *****
   Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

   The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001 - $1,000,000;  or  over  $1,000,000.  If  the  Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   *****
   CHRISTOPHER MCHUGH (LEAD MANAGER)- NONE
   JASON SCHROTBERGER (CO-MANAGER)- NONE
   TARA HEDLUND (CO-MANAGER)- NONE







/s/Chris Holmes                                               December 04, 2006
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Chris Holmes
[(Printed Name of person signing)]


Associate, Mutual Funds Administration and Compliance
[(Title of person signing)]






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc.-Partners LargeCap Value Fund I
                                  Name of Fund
                                   Thomas Cole
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                   UBS Global Asset Management (Americas) Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            15                   $3,165 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            72                   $19,909 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            17                   $1,806 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                    $2,000 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                     $265 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     The portfolio management team's management of a Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage a Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

     The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation, as detailed below. UBS Global Asset management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients.

     Overall compensation can be grouped into three categories:

- Competitive salary, benchmarked to maintain competitive compensation opportunities.

     -  Annual  bonus,   tied  to  individual   contributions   and   investment
     performance.

     - UBS equity awards, promoting company-wide success and employee retention.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. Each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period. For purposes of the annual bonus, the Fund's performance is compared to that of the Fund's broad-based index, Russell 1000 Value Index.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds , may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical Importance of creating long-term business value and also serves as an effective Retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus an/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.





See Attached
------------------------------------------------            ------------------
         (Signature of person authorized
        to sign on behalf of the Sub-Advisor)                       (Date)


                           (Printed Name of person signing)


                               (Title of person signing)

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
Principal Investors Fund, Inc. LargeCap Value Fund I

John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objective and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

John Leonard is Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991.

Thomas M. Cole is Head of Research--North American Equities and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995.

Thomas Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

Scott Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management.

October 31, 2006 Information

       Portfolio Manager (Funds managed)         Registered Investment        Other Pooled            Other Accounts
                                                       Companies           Investment Vehicles
                                                             Assets                   Assets                   Assets
                                                             Managed                  Managed                  Managed
                                                             (in                      (in                      (in
                                                   Number    millions)     Number     millions)     Number     millions)
John C. Leonard                                      15        $3,165        72       $19,9091        14       $1,8092

Thomas M. Cole                                       15        $3,165        72       $19,9091        17       $1,8062

Thomas Digenan                                       15        $3,165        72       $19,9091        19       $1,8022

Scott Hazen                                          15        $3,165        72       $19,9091        10       $1,8022



Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
POTENTIAL CONFLICTS OF INTEREST
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.





Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
DESCRIPTION OF COMPENSATION STRUCTURE
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities. 2. Annual bonus, tied to individual contributions and investment performance. 3. Analyst incentives, tied to performance of model portfolios.
4. UBS equity awards, promoting company-wide success and employee retention.


Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

     UBS AG EQUITY. MANY OF OUR SENIOR INVESTMENT PROFESSIONALS ARE REQUIRED TO DEFER A PORTION OF THEIR ANNUAL PERFORMANCE-BASED INCENTIVE IN THE FORM OF DEFERRED OR RESTRICTED

     UBS AG SHARES OR EMPLOYEE STOCK OPTIONS. NOT ONLY DOES THIS REINFORCE THE CRITICAL IMPORTANCE OF CREATING LONG-TERM BUSINESS VALUE, IT ALSO SERVES AS AN EFFECTIVE RETENTION TOOL AS THE EQUITY SHARES TYPICALLY VEST OVER A NUMBER OF YEARS.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.




Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:   Director                           Assoc. Direcgtor






     1 Three of these accounts with approximately $2 billion has an advisory fee based upon the performance of the account. 2 One of these accounts with approximately $265 million has an advisory fee based upon the performance of the account.




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc.-Partners LargeCap Value Fund I
                                  Name of Fund
                                 Thomas Digenan
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                   UBS Global Asset Management (Americas) Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31,2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            15                   $3,165 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            72                   $19,909 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            19                   $1,802 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                    $2,000 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                     $265 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     The portfolio management team's management of a Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage a Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

     The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation, as detailed below. UBS Global Asset management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.

     -  Annual  bonus,   tied  to  individual   contributions   and   investment
     performance.

     - UBS equity awards, promoting company-wide success and employee retention.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. Each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period. For purposes of the annual bonus, the Fund's performance is compared to that of the Fund's broad-based index, Russell 1000 Value Index.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds , may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical Importance of creating long-term business value and also serves as an effective Retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus an/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.




See Attached
-------------------------------------------            ------------------
         (Signature of person authorized
to sign on behalf of the Sub-Advisor)                          (Date)


                           (Printed Name of person signing)


                               (Title of person signing)

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
Principal Investors Fund, Inc. LargeCap Value Fund I

John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objective and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

John Leonard is Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991.

Thomas M. Cole is Head of Research--North American Equities and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995.

Thomas Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

Scott Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management.

October 31, 2006 Information

       Portfolio Manager (Funds managed)         Registered Investment        Other Pooled            Other Accounts
                                                       Companies           Investment Vehicles
                                                             Assets                   Assets                   Assets
                                                             Managed                  Managed                  Managed
                                                             (in                      (in                      (in
                                                   Number    millions)     Number     millions)     Number     millions)
John C. Leonard                                      15        $3,165        72       $19,9091        14       $1,8092

Thomas M. Cole                                       15        $3,165        72       $19,9091        17       $1,8062

Thomas Digenan                                       15        $3,165        72       $19,9091        19       $1,8022

Scott Hazen                                          15        $3,165        72       $19,9091        10       $1,8022



Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor





POTENTIAL CONFLICTS OF INTEREST
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor

DESCRIPTION OF COMPENSATION STRUCTURE
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities. 2. Annual bonus, tied to individual contributions and investment performance. 3. Analyst incentives, tied to performance of model portfolios.
4. UBS equity awards, promoting company-wide success and employee retention.


Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

     UBS AG EQUITY. MANY OF OUR SENIOR INVESTMENT PROFESSIONALS ARE REQUIRED TO DEFER A PORTION OF THEIR ANNUAL

     PERFORMANCE-BASED INCENTIVE IN THE FORM OF DEFERRED OR RESTRICTED UBS AG SHARES OR EMPLOYEE STOCK OPTIONS. NOT ONLY DOES THIS REINFORCE THE CRITICAL IMPORTANCE OF CREATING LONG-TERM BUSINESS VALUE, IT ALSO SERVES AS AN EFFECTIVE RETENTION TOOL AS THE EQUITY SHARES TYPICALLY VEST OVER A NUMBER OF YEARS.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.




Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:   Director                           Assoc. Direcgtor





     1 Three of these accounts with approximately $2 billion has an advisory fee based upon the performance of the account. 2 One of these accounts with approximately $265 million has an advisory fee based upon the performance of the account.



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


            Principal Investors Fund, Inc. - SmallCap Growth Fund II
                                  Name of Fund
                                   Paul Graham
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                   UBS Global Asset Management (Americas) Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            6                     $888 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                     $256 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            6                     $368 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                      $60 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The portfolio management team's management of a Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage a Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

     The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation, as detailed below. UBS Global Asset management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients.

     Overall compensation can be grouped into three categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.

     -  Annual  bonus,   tied  to  individual   contributions   and   investment
     performance.

     - UBS equity awards, promoting company-wide success and employee retention.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. Each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period. For purposes of the annual bonus, the Fund's performance is compared to that of the Fund's broad-based index, Russell 2000 Growth Index.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds , may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical Importance of creating long-term business value and also serves as an effective Retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus an/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     none


See Attached
-----------------------------------------------          ------------------
         (Signature of person authorized
to sign on behalf of the Sub-Advisor)                          (Date)


                           (Printed Name of person signing)


                               (Title of person signing)

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
Principal Investors Fund, Inc. SmallCap Growth Fund II

Paul Graham and David Wabnik are the portfolio managers for the UBS U.S. Small Cap Growth Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers have access to members of the US Equities Growth investment management team, each of whom has some responsibility for research and security selection. The portfolio managers also may have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Information about Mr. Graham and Mr. Wabnik is provided below.

Paul Graham is the Head of US Growth Equities at UBS Global Asset Management. Mr. Graham has been an employee of UBS Global Asset Management since 1994, a Managing Director of UBS Global Asset Management since 2003, and portfolio manager of the Fund since its inception.

David Wabnik is a Co-Head of Small-Mid Cap Growth Equities and a Senior Portfolio Manager at UBS Global Asset Management. Mr. Wabnik has been an employee of UBS Global Asset Management since 1995, an Executive Director of UBS Global Asset Management since 2001, and portfolio manager of the Fund since its inception.

October 31, 2006 Information

       Portfolio Manager (Funds managed)         Registered Investment        Other Pooled            Other Accounts
                                                       Companies           Investment Vehicles
                                                             Assets                   Assets                   Assets
                                                             Managed                  Managed                  Managed
                                                             (in                      (in                      (in
                                                   Number    millions)     Number     millions)     Number     millions)
Paul Graham                                          6       $888             2       $256             6       $368 1

David Wabnik                                         6       $888             2       $256            28       $368 (1)



Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor





POTENTIAL CONFLICTS OF INTEREST
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.



Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
DESCRIPTION OF COMPENSATION STRUCTURE
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities. 2. Annual bonus, tied to individual contributions and investment performance. 3. Analyst incentives, tied to performance of model portfolios.
4. UBS equity awards, promoting company-wide success and employee retention.


Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

     UBS AG EQUITY. MANY OF OUR SENIOR INVESTMENT PROFESSIONALS ARE REQUIRED TO DEFER A PORTION OF THEIR ANNUAL PERFORMANCE-BASED INCENTIVE IN THE FORM OF DEFERRED OR RESTRICTED UBS AG SHARES OR EMPLOYEE STOCK OPTIONS. NOT ONLY DOES THIS REINFORCE THE CRITICAL IMPORTANCE OF CREATING LONG-TERM BUSINESS VALUE, IT ALSO SERVES AS AN EFFECTIVE RETENTION TOOL AS THE EQUITY SHARES TYPICALLY VEST OVER A NUMBER OF YEARS.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.




Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:   Director                           Assoc. Direcgtor





     1 One of these accounts with approximately $60 million has an advisory fee based upon the performance of the account.




                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc.-Partners LargeCap Value Fund I
                                  Name of Fund
                                   Scott Hazen
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                   UBS Global Asset Management (Americas) Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            15                   $3,165 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            72                   $19,909 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            10                   $1,802 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                    $2,000 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                     $265 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     The portfolio management team's management of a Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage a Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

     The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation, as detailed below. UBS Global Asset management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.

     -  Annual  bonus,   tied  to  individual   contributions   and   investment
     performance.

     - UBS equity awards, promoting company-wide success and employee retention.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. Each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period. For purposes of the annual bonus, the Fund's performance is compared to that of the Fund's broad-based index, Russell 1000 Value Index.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds , may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical Importance of creating long-term business value and also serves as an effective Retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus an/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.




See Attached
-------------------------------------------           ------------------
         (Signature of person authorized
to sign on behalf of the Sub-Advisor)                          (Date)



                           (Printed Name of person signing)


                               (Title of person signing)

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
Principal Investors Fund, Inc. LargeCap Value Fund I

John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objective and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

John Leonard is Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991.

Thomas M. Cole is Head of Research--North American Equities and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995.

Thomas Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

Scott Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management.

October 31, 2006 Information

       Portfolio Manager (Funds managed)         Registered Investment        Other Pooled            Other Accounts
                                                       Companies           Investment Vehicles
                                                             Assets                   Assets                   Assets
                                                             Managed                  Managed                  Managed
                                                             (in                      (in                      (in
                                                   Number    millions)     Number     millions)     Number     millions)
John C. Leonard                                      15        $3,165        72       $19,9091        14       $1,8092

Thomas M. Cole                                       15        $3,165        72       $19,9091        17       $1,8062

Thomas Digenan                                       15        $3,165        72       $19,9091        19       $1,8022

Scott Hazen                                          15        $3,165        72       $19,9091        10       $1,8022



Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
POTENTIAL CONFLICTS OF INTEREST
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
DESCRIPTION OF COMPENSATION STRUCTURE
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities. 2. Annual bonus, tied to individual contributions and investment performance. 3. Analyst incentives, tied to performance of model portfolios.
4. UBS equity awards, promoting company-wide success and employee retention.


Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

     UBS AG EQUITY. MANY OF OUR SENIOR INVESTMENT PROFESSIONALS ARE REQUIRED TO DEFER A PORTION OF THEIR ANNUAL PERFORMANCE-BASED INCENTIVE IN THE FORM OF DEFERRED OR RESTRICTED UBS AG SHARES OR EMPLOYEE STOCK OPTIONS. NOT ONLY DOES THIS REINFORCE THE CRITICAL IMPORTANCE OF CREATING LONG-TERM BUSINESS VALUE, IT ALSO SERVES AS AN EFFECTIVE RETENTION TOOL AS THE EQUITY SHARES TYPICALLY VEST OVER A NUMBER OF YEARS.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.




Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:   Director                           Assoc. Direcgtor






     1 Three of these accounts with approximately $2 billion has an advisory fee based upon the performance of the account. 2 One of these accounts with approximately $265 million has an advisory fee based upon the performance of the account.





                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Investors Fund, Inc.-Partners LargeCap Value Fund I
                                  Name of Fund
                                  John Leonard
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                      UBS Global Management (Americas) Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            15                   $3,165 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            72                   $19,909 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            14                   $1,809 milllion
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                    $2,000 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                     $265 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     The portfolio management team's management of a Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage a Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

     The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation, as detailed below. UBS Global Asset management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.

     -  Annual  bonus,   tied  to  individual   contributions   and   investment
     performance.

     - UBS equity awards, promoting company-wide success and employee retention.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. Each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period. For purposes of the annual bonus, the Fund's performance is compared to that of the Fund's broad-based index, Russell 1000 Value Index.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds , may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical Importance of creating long-term business value and also serves as an effective Retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus an/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.




See Attached
---------------------------------------------            ------------------
         (Signature of person authorized to
        sign on behalf of the Sub-Advisor)                          (Date)


                           (Printed Name of person signing)


                               (Title of person signing)

Principal Investors Fund, Inc. LargeCap Value Fund I

John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objective and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

John Leonard is Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991.

Thomas M. Cole is Head of Research--North American Equities and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995.

Thomas Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

Scott Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management.

October 31, 2006 Information

       Portfolio Manager (Funds managed)         Registered Investment        Other Pooled            Other Accounts
                                                       Companies           Investment Vehicles
                                                             Assets                   Assets                   Assets
                                                             Managed                  Managed                  Managed
                                                             (in                      (in                      (in
                                                   Number    millions)     Number     millions)     Number     millions)
John C. Leonard                                      15        $3,165        72       $19,9091        14       $1,8092

Thomas M. Cole                                       15        $3,165        72       $19,9091        17       $1,8062

Thomas Digenan                                       15        $3,165        72       $19,9091        19       $1,8022

Scott Hazen                                          15        $3,165        72       $19,9091        10       $1,8022



Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor




UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
POTENTIAL CONFLICTS OF INTEREST
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
DESCRIPTION OF COMPENSATION STRUCTURE
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities. 2. Annual bonus, tied to individual contributions and investment performance. 3. Analyst incentives, tied to performance of model portfolios.
4. UBS equity awards, promoting company-wide success and employee retention.


Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

     UBS AG EQUITY. MANY OF OUR SENIOR INVESTMENT PROFESSIONALS ARE REQUIRED TO DEFER A PORTION OF THEIR ANNUAL PERFORMANCE-BASED INCENTIVE IN THE FORM OF DEFERRED OR RESTRICTED UBS AG SHARES OR EMPLOYEE STOCK OPTIONS. NOT ONLY DOES THIS REINFORCE THE CRITICAL IMPORTANCE OF CREATING LONG-TERM BUSINESS VALUE, IT ALSO SERVES AS AN EFFECTIVE RETENTION TOOL AS THE EQUITY SHARES TYPICALLY VEST OVER A NUMBER OF YEARS.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.




Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:   Director                           Assoc. Direcgtor






     1 Three of these accounts with approximately $2 billion has an advisory fee based upon the performance of the account. 2 One of these accounts with approximately $265 million has an advisory fee based upon the performance of the account.






                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. SmallCap Growth Fund II
                                  Name of Fund
                                  David Wabnik
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                   UBS Global Asset Management (Americas) Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of October 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            6                     $888 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                     $256 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            28                    $368 million
                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                      $60 million
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

     2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     The portfolio management team's management of a Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage a Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

     The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation, as detailed below. UBS Global Asset management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients.

     Overall compensation can be grouped into three categories:

     - Competitive salary, benchmarked to maintain competitive compensation opportunities.

     -  Annual  bonus,   tied  to  individual   contributions   and   investment
     performance.

     - UBS equity awards, promoting company-wide success and employee retention.

     BASE SALARY is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. Each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period. For purposes of the annual bonus, the Fund's performance is compared to that of the Fund's broad-based index, Russell 2000 Growth Index.

     UBS AG EQUITY. Senior investment professionals, including each portfolio manager of the Funds , may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical Importance of creating long-term business value and also serves as an effective Retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus an/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     none


See Attached
--------------------------------------------------------     ------------------
         (Signature of person authorized to
         sign on behalf of the Sub-Advisor)                          (Date)


                           (Printed Name of person signing)


                               (Title of person signing)

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
Principal Investors Fund, Inc. SmallCap Growth Fund II

Paul Graham and David Wabnik are the portfolio managers for the UBS U.S. Small Cap Growth Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers have access to members of the US Equities Growth investment management team, each of whom has some responsibility for research and security selection. The portfolio managers also may have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Information about Mr. Graham and Mr. Wabnik is provided below.

Paul Graham is the Head of US Growth Equities at UBS Global Asset Management. Mr. Graham has been an employee of UBS Global Asset Management since 1994, a Managing Director of UBS Global Asset Management since 2003, and portfolio manager of the Fund since its inception.

David Wabnik is a Co-Head of Small-Mid Cap Growth Equities and a Senior Portfolio Manager at UBS Global Asset Management. Mr. Wabnik has been an employee of UBS Global Asset Management since 1995, an Executive Director of UBS Global Asset Management since 2001, and portfolio manager of the Fund since its inception.

October 31, 2006 Information

       Portfolio Manager (Funds managed)         Registered Investment        Other Pooled            Other Accounts
                                                       Companies           Investment Vehicles
                                                             Assets                   Assets                   Assets
                                                             Managed                  Managed                  Managed
                                                             (in                      (in                      (in
                                                   Number    millions)     Number     millions)     Number     millions)
Paul Graham                                          6       $888             2       $256             6       $368 1

David Wabnik                                         6       $888             2       $256            28       $368 (1)





Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
POTENTIAL CONFLICTS OF INTEREST
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.



Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:                                           Director
Assoc. Direcgtor

UBS Global Asset Management (Americas) Inc.
Portfolio Manager Questionnaire 2006
DESCRIPTION OF COMPENSATION STRUCTURE
Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities. 2. Annual bonus, tied to individual contributions and investment performance. 3. Analyst incentives, tied to performance of model portfolios.
4. UBS equity awards, promoting company-wide success and employee retention.


Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

     UBS AG EQUITY. MANY OF OUR SENIOR INVESTMENT PROFESSIONALS ARE REQUIRED TO DEFER A PORTION OF THEIR ANNUAL PERFORMANCE-BASED INCENTIVE IN THE FORM OF DEFERRED OR RESTRICTED UBS AG SHARES OR EMPLOYEE STOCK OPTIONS. NOT ONLY DOES THIS REINFORCE THE CRITICAL IMPORTANCE OF CREATING LONG-TERM BUSINESS VALUE, IT ALSO SERVES AS AN EFFECTIVE RETENTION TOOL AS THE EQUITY SHARES TYPICALLY VEST OVER A NUMBER OF YEARS.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.




Signature:  /s/Stephen Fleischer            /s/Rachel M. Wood

Name:  Stephen Fleischer                    Rachel M. Wood

Title:   Director                           Assoc. Direcgtor




     1 One of these accounts with approximately $60 million has an advisory fee based upon the performance of the account.


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               PIF-CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
                                 [Name of Fund
                              ] JOSEPH A. PIRARO
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          VAN KAMPEN ASSET MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     7      $3,212,835,713
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

BECAUSE THE PORTFOLIO MANAGERS MANAGE ASSETS FOR OTHER INVESTMENT COMPANIES, POOLED INVESTMENT VEHICLES, AND/OR OTHER ACCOUNTS (INCLUDING INSTITUTIONAL CLIENTS, PENSION PLANS AND CERTAIN HIGH NET WORTH INDIVIDUALS), THERE MAY BE AN INCENTIVE TO FAVOR ONE CLIENT OVER ANOTHER RESULTING IN CONFLICTS OF INTEREST. FOR INSTANCE, THE INVESTMENT ADVISER MAY RECEIVE FEES FROM CERTAIN ACCOUNTS THAT ARE HIGHER THAN THE FEE IT RECEIVES FROM THE FUND, OR IT MAY RECEIVE A PERFORMANCE-BASED FEE ON CERTAIN ACCOUNTS. IN THOSE INSTANCES, THE PORTFOLIO MANAGERS MAY HAVE AN INCENTIVE TO FAVOR THE HIGHER AND/OR PERFORMANCE-BASED FEE ACCOUNTS OVER THE FUND. IN ADDITION, A CONFLICT OF INTEREST COULD EXIST TO THE EXTENT THE INVESTMENT ADVISER HAS PROPRIETARY INVESTMENTS IN CERTAIN ACCOUNTS, WHERE PORTFOLIO MANAGERS HAVE PERSONAL INVESTMENTS IN CERTAIN ACCOUNTS OR WHEN CERTAIN ACCOUNTS ARE INVESTMENT OPTIONS IN THE INVESTMENT ADVISER'S EMPLOYEE BENEFITS AND/OR DEFERRED COMPENSATION PLANS. THE PORTFOLIO MANAGER MAY HAVE AN INCENTIVE TO FAVOR THESE ACCOUNTS OVER OTHERS. IF THE INVESTMENT ADVISER MANAGES ACCOUNTS THAT ENGAGE IN SHORT SALES OF SECURITIES OF THE TYPE IN WHICH THE FUND INVESTS, THE INVESTMENT ADVISER COULD BE SEEN AS HARMING THE PERFORMANCE OF THE FUND FOR THE BENEFIT OF THE ACCOUNTS ENGAGING IN SHORT SALES IF THE SHORT SALES CAUSE THE MARKET VALUE OF THE SECURITIES TO FALL. THE INVESTMENT ADVISER HAS ADOPTED TRADE ALLOCATION AND OTHER POLICIES AND PROCEDURES THAT IT BELIEVES ARE REASONABLY DESIGNED TO ADDRESS THESE AND OTHER CONFLICTS OF INTEREST.


   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION STRUCTURE

   PORTFOLIO MANAGERS RECEIVE A COMBINATION OF BASE COMPENSATION AND DISCRETIONARY COMPENSATION, COMPRISING A CASH BONUS AND SEVERAL DEFERRED COMPENSATION PROGRAMS DESCRIBED BELOW. THE METHODOLOGY USED TO DETERMINE PORTFOLIO MANAGER COMPENSATION IS APPLIED ACROSS ALL FUNDS/ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER.

   BASE SALARY COMPENSATION. GENERALLY, PORTFOLIO MANAGERS RECEIVE BASE SALARY COMPENSATION BASED ON THE LEVEL OF THEIR POSITION WITH THE SUB-ADVISER.

   DISCRETIONARY COMPENSATION. IN ADDITION TO BASE COMPENSATION, PORTFOLIO MANAGERS MAY RECEIVE DISCRETIONARY COMPENSATION.

   DISCRETIONARY COMPENSATION CAN INCLUDE:

   - CASH BONUS.

   - MORGAN STANLEY'S LONG TERM INCENTIVE COMPENSATION AWARDS-- A MANDATORY PROGRAM THAT DEFERS A PORTION OF DISCRETIONARY YEAR-END COMPENSATION INTO RESTRICTED STOCK UNITS OR OTHER AWARDS BASED ON MORGAN STANLEY COMMON STOCK THAT ARE SUBJECT TO VESTING AND OTHER CONDITIONS.

   - INVESTMENT MANAGEMENT ALIGNMENT PLAN (IMAP) AWARDS-- A MANDATORY PROGRAM THAT DEFERS A PORTION OF DISCRETIONARY YEAR-END COMPENSATION AND NOTIONALLY INVESTS IT IN DESIGNATED FUNDS ADVISED BY THE INVESTMENT ADVISER OR ITS AFFILIATES. THE AWARD IS SUBJECT TO VESTING AND OTHER CONDITIONS. PORTFOLIO MANAGERS MUST NOTIONALLY INVEST A MINIMUM OF 25% TO A MAXIMUM OF 100% OF THE IMAP DEFERRAL INTO A COMBINATION OF THE DESIGNATED FUNDS THEY MANAGE THAT ARE INCLUDED IN THE IMAP FUND MENU, WHICH MAY OR MAY NOT INCLUDE THE FUND.

   - VOLUNTARY DEFERRED COMPENSATION PLANS-- VOLUNTARY PROGRAMS THAT PERMIT CERTAIN EMPLOYEES TO ELECT TO DEFER A PORTION OF THEIR DISCRETIONARY YEAR-END COMPENSATION AND DIRECTLY OR NOTIONALLY INVEST THE DEFERRED AMOUNT: (1) ACROSS A RANGE OF DESIGNATED INVESTMENT FUNDS, INCLUDING FUNDS ADVISED BY THE SUB-ADVISER OR ITS AFFILIATES; AND/OR (2) IN MORGAN STANLEY STOCK UNITS.

   SEVERAL FACTORS DETERMINE DISCRETIONARY COMPENSATION, WHICH CAN VARY BY PORTFOLIO MANAGEMENT TEAM AND CIRCUMSTANCES. IN ORDER OF RELATIVE IMPORTANCE, THESE FACTORS INCLUDE:

   - INVESTMENT PERFORMANCE. A PORTFOLIO MANAGER'S COMPENSATION IS LINKED TO THE PRE-TAX INVESTMENT PERFORMANCE OF THE FUNDS/ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER. INVESTMENT PERFORMANCE IS CALCULATED FOR ONE-, THREE- AND FIVE-YEAR PERIODS MEASURED AGAINST A FUND'S/ACCOUNT'S PRIMARY BENCHMARK (AS SET FORTH IN THE FUND'S PROSPECTUS), INDICES AND/OR PEER GROUPS, WHERE APPLICABLE. GENERALLY, THE GREATEST WEIGHT IS PLACED ON THE THREE- AND FIVE-YEAR PERIODS.

   - REVENUES GENERATED BY THE INVESTMENT COMPANIES, POOLED INVESTMENT VEHICLES AND OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER.

   - CONTRIBUTION TO THE BUSINESS OBJECTIVES OF THE SUB-ADVISER.

   - THE DOLLAR AMOUNT OF ASSETS MANAGED BY THE PORTFOLIO MANAGER.

   - MARKET COMPENSATION SURVEY RESEARCH BY INDEPENDENT THIRD PARTIES.

   - OTHER QUALITATIVE FACTORS, SUCH AS CONTRIBUTIONS TO CLIENT OBJECTIVES.

   - PERFORMANCE OF MORGAN STANLEY AND MORGAN STANLEY INVESTMENT MANAGEMENT, AND THE OVERALL PERFORMANCE OF THE INVESTMENT TEAM(S) OF WHICH THE PORTFOLIO MANAGER IS A MEMBER.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE



/s/Kimberley H. Costello                                             1-9-2007
(Signature of person authorized to sign on behalf of the Sub-Advisor)   (Date)

Kimberley H. Costello
(Printed Name of person signing)

Vice President
(Title of person signing)


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         PIF-CALIFORNIA MUNICIPAL FUND
                                 [Name of Fund
                              ] JOSEPH A. PIRARO
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          VAN KAMPEN ASSET MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     7      $3,212,835,713
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   BECAUSE THE PORTFOLIO MANAGERS MANAGE ASSETS FOR OTHER INVESTMENT COMPANIES, POOLED INVESTMENT VEHICLES, AND/OR OTHER ACCOUNTS (INCLUDING INSTITUTIONAL CLIENTS, PENSION PLANS AND CERTAIN HIGH NET WORTH INDIVIDUALS), THERE MAY BE AN INCENTIVE TO FAVOR ONE CLIENT OVER ANOTHER RESULTING IN CONFLICTS OF
   INTEREST. FOR INSTANCE, THE SUB-ADVISER MAY RECEIVE FEES FROM CERTAIN ACCOUNTS THAT ARE HIGHER THAN THE FEE IT RECEIVES FROM THE FUND, OR IT MAY RECEIVE A PERFORMANCE-BASED FEE ON CERTAIN ACCOUNTS. IN THOSE INSTANCES, THE PORTFOLIO MANAGERS MAY HAVE AN INCENTIVE TO FAVOR THE HIGHER AND/OR PERFORMANCE-BASED FEE ACCOUNTS OVER THE FUND. IN ADDITION, A CONFLICT OF
   INTEREST COULD EXIST TO THE EXTENT THE SUB-ADVISER HAS PROPRIETARY INVESTMENTS IN CERTAIN ACCOUNTS, WHERE PORTFOLIO MANAGERS HAVE PERSONAL INVESTMENTS IN CERTAIN ACCOUNTS OR WHEN CERTAIN ACCOUNTS ARE INVESTMENT OPTIONS IN THE SUB-ADVISER'S EMPLOYEE BENEFITS AND/OR DEFERRED COMPENSATION PLANS. THE PORTFOLIO MANAGER MAY HAVE AN INCENTIVE TO FAVOR THESE ACCOUNTS OVER OTHERS. IF THE SUB-ADVISER MANAGES ACCOUNTS THAT ENGAGE IN SHORT SALES OF SECURITIES OF THE TYPE IN WHICH THE FUND INVESTS, THE SUB-ADVISER COULD BE SEEN AS HARMING THE PERFORMANCE OF THE FUND FOR THE BENEFIT OF THE ACCOUNTS ENGAGING IN SHORT SALES IF THE SHORT SALES CAUSE THE MARKET VALUE OF THE SECURITIES TO FALL. THE SUB-ADVISER HAS ADOPTED TRADE ALLOCATION AND OTHER POLICIES AND PROCEDURES THAT IT BELIEVES ARE REASONABLY DESIGNED TO ADDRESS THESE AND OTHER CONFLICTS OF INTEREST.


   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION STRUCTURE

   PORTFOLIO MANAGERS RECEIVE A COMBINATION OF BASE COMPENSATION AND DISCRETIONARY COMPENSATION, COMPRISING A CASH BONUS AND SEVERAL DEFERRED COMPENSATION PROGRAMS DESCRIBED BELOW. THE METHODOLOGY USED TO DETERMINE PORTFOLIO MANAGER COMPENSATION IS APPLIED ACROSS ALL FUNDS/ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER.

   BASE SALARY COMPENSATION. GENERALLY, PORTFOLIO MANAGERS RECEIVE BASE SALARY COMPENSATION BASED ON THE LEVEL OF THEIR POSITION WITH THE SUB-ADVISER.

   DISCRETIONARY COMPENSATION. IN ADDITION TO BASE COMPENSATION, PORTFOLIO MANAGERS MAY RECEIVE DISCRETIONARY COMPENSATION.

   DISCRETIONARY COMPENSATION CAN INCLUDE:

   - CASH BONUS.

   - MORGAN STANLEY'S LONG TERM INCENTIVE COMPENSATION AWARDS-- A MANDATORY PROGRAM THAT DEFERS A PORTION OF DISCRETIONARY YEAR-END COMPENSATION INTO RESTRICTED STOCK UNITS OR OTHER AWARDS BASED ON MORGAN STANLEY COMMON STOCK THAT ARE SUBJECT TO VESTING AND OTHER CONDITIONS.

   - INVESTMENT MANAGEMENT ALIGNMENT PLAN (IMAP) AWARDS-- A MANDATORY PROGRAM THAT DEFERS A PORTION OF DISCRETIONARY YEAR-END COMPENSATION AND NOTIONALLY INVESTS IT IN DESIGNATED FUNDS ADVISED BY THE SUB-ADVISER OR ITS AFFILIATES. THE AWARD IS SUBJECT TO VESTING AND OTHER CONDITIONS. PORTFOLIO MANAGERS MUST NOTIONALLY INVEST A MINIMUM OF 25% TO A MAXIMUM OF 100% OF THE IMAP DEFERRAL INTO A COMBINATION OF THE DESIGNATED FUNDS THEY MANAGE THAT ARE INCLUDED IN THE IMAP FUND MENU, WHICH MAY OR MAY NOT INCLUDE THE FUND.

   - VOLUNTARY DEFERRED COMPENSATION PLANS-- VOLUNTARY PROGRAMS THAT PERMIT CERTAIN EMPLOYEES TO ELECT TO DEFER A PORTION OF THEIR DISCRETIONARY YEAR-END COMPENSATION AND DIRECTLY OR NOTIONALLY INVEST THE DEFERRED AMOUNT: (1) ACROSS A RANGE OF DESIGNATED INVESTMENT FUNDS, INCLUDING FUNDS ADVISED BY THE SUB-ADVISER OR ITS AFFILIATES; AND/OR (2) IN MORGAN STANLEY STOCK UNITS.

   SEVERAL FACTORS DETERMINE DISCRETIONARY COMPENSATION, WHICH CAN VARY BY PORTFOLIO MANAGEMENT TEAM AND CIRCUMSTANCES. IN ORDER OF RELATIVE IMPORTANCE, THESE FACTORS INCLUDE:

   - INVESTMENT PERFORMANCE. A PORTFOLIO MANAGER'S COMPENSATION IS LINKED TO THE PRE-TAX INVESTMENT PERFORMANCE OF THE FUNDS/ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER. INVESTMENT PERFORMANCE IS CALCULATED FOR ONE-, THREE- AND FIVE-YEAR PERIODS MEASURED AGAINST A FUND'S/ACCOUNT'S PRIMARY BENCHMARK (AS SET FORTH IN THE FUND'S PROSPECTUS), INDICES AND/OR PEER GROUPS, WHERE APPLICABLE. GENERALLY, THE GREATEST WEIGHT IS PLACED ON THE THREE- AND FIVE-YEAR PERIODS

   - REVENUES GENERATED BY THE INVESTMENT COMPANIES, POOLED INVESTMENT VEHICLES AND OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER.

   - CONTRIBUTION TO THE BUSINESS OBJECTIVES OF THE SUB-ADVISER.

   - THE DOLLAR AMOUNT OF ASSETS MANAGED BY THE PORTFOLIO MANAGER.

   - MARKET COMPENSATION SURVEY RESEARCH BY INDEPENDENT THIRD PARTIES.

   - OTHER QUALITATIVE FACTORS, SUCH AS CONTRIBUTIONS TO CLIENT OBJECTIVES.

   - PERFORMANCE OF MORGAN STANLEY AND MORGAN STANLEY INVESTMENT MANAGEMENT, AND THE OVERALL PERFORMANCE OF THE INVESTMENT TEAM(S) OF WHICH THE PORTFOLIO MANAGER IS A MEMBER.


2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE




/s/Kimberley H. Costello                                             1-9-2007
(Signature of person authorized to sign on behalf of the Sub-Advisor)   (Date)

Kimberley H. Costello
(Printed Name of person signing)

Vice President
(Title of person signing)


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        PARTNERS SMALL CAP VALUE FUND II
                                 [Name of Fund
                                ] CHRIS WALLIS
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                    VAUGHAN NELSON INVESTMENT MANAGEMENT, LP
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    14       500,274,506
                                        --------------------------
 *  other pooled investment vehicles:...     4       105,815,267
                                        --------------------------
 *  other accounts:.....................    160     2,476,424,878
                                        --------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST
   ACTUAL OR APPARENT CONFLICTS OF INTEREST MAY ARISE WHEN A PORTFOLIO MANAGER HAS DAY-TO-DAY RESPONSIBILITIES WITH RESPECT TO MORE THAN ONE INVESTMENT ACCOUNT. PORTFOLIO MANAGERS WHO MANAGE OTHER INVESTMENT ACCOUNTS IN ADDITION TO A PORTION OF THE STRATEGIC PARTNERS ASSET ALLOCATION FUND MAY BE PRESENTED WITH THE FOLLOWING POTENTIAL CONFLICTS:

   1) A CONFLICT BETWEEN THE INVESTMENT STRATEGY OF THE STRATEGIC PARTNERS ASSET ALLOCATION PORTFOLIO AND THE OTHER STRATEGIES AND ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER WITH REGARD TO THE ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES THAT MAY BE APPROPRIATE FOR MORE THAN ONE INVESTMENT STRATEGY;
   2) A CONFLICT IN THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONGST ACCOUNTS WITHIN THE STRATEGY EMPLOYED BY THE STRATEGIC PARTNERS ASSET ALLOCATION PORTFOLIO; AND
   3) A CONFLICT IN THE ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES BETWEEN THE STRATEGY EMPLOYED BY THE STRATEGIC PARTNERS ASSET ALLOCATION PORTFOLIO AND OTHER MANAGED ACCOUNTS FOR WHICH ADVISORY FEES ARE BASED UPON THE PERFORMANCE OF THE ACCOUNT

   VAUGHAN NELSON MAINTAINS POLICIES AND PROCEDURES IN PLACE THAT ADDRESS THESE POTENTIAL CONFLICT OF INTEREST ISSUES TO AID IN ASSURING THAT INVESTMENT OPPORTUNITIES ARE ALLOCATED FAIRLY AND EQUITABLY AMONGST ALL CLIENT ACCOUNTS.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION AT VAUGHAN NELSON IS DETERMINED BY THE COMPENSATION COMMITTEE AT THE RECOMMENDATION OF THE CHIEF EXECUTIVE OFFICER. PORTFOLIO MANAGEMENT PROFESSIONALS ARE COMPENSATED THROUGH A FIXED BASE SALARY, VARIABLE BONUS AND A CONTRIBUTION TO THE FIRM'S RETIREMENT PLAN. THE VARIABLE BONUS COMPONENT, AS A WHOLE FOR ALL PORTFOLIO MANAGEMENT PROFESSIONALS, IS BASED UPON A PERCENTAGE OF THE FIRM'S OPERATING PROFIT, AS DEFINED. EACH PORTFOLIO MANAGEMENT PROFESSIONAL'S PARTICIPATION IN THE VARIABLE BONUS POOL IS BASED PRIMARILY UPON THE PERFORMANCE OF THE STRATEGY MANAGED, AS REPRESENTED BY A COMPOSITE OF ALL ACCOUNTS QUALIFYING FOR SUCH COMPOSITE RELATIVE TO THE RUSSELL UNIVERSE PEER GROUP (ON A ROLLING THREE YEAR BASIS), AND AN ASSESSMENT OF THE QUALITY OF CLIENT SERVICE PROVIDED. THE CONTRIBUTION TO THE FIRM'S RETIREMENT PLAN IS BASED ON A PERCENTAGE (AT THE DISCRETION OF THE VAUGHAN NELSON BOARD) OF TOTAL CASH COMPENSATION (SUBJECT TO IRS LIMITS) AND SUCH PERCENTAGE IS THE SAME FOR ALL FIRM PERSONNEL. KEY EMPLOYEES, AT THE DISCRETION OF THE COMPENSATION COMMITTEE, ARE ELIGIBLE TO PARTICIPATE WITHIN IXIS' LONG-TERM INCENTIVE PROGRAM. THERE IS NO DISTINCTION OF COMPENSATION AMONGST THE PORTFOLIO AND ANY OTHER ACCOUNTS MANAGED.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  - $1,000,000; or over $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   0




/s/Carlos Gonzalez                                                    11/15/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Carlos Gonzalez
[(Printed Name of person signing)]


Compliance Manager
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                        PARTNERS SMALL CAP VALUE FUND II
                                 [Name of Fund
                                 ] SCOTT WEBER
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                    VAUGHAN NELSON INVESTMENT MANAGEMENT, LP
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...    13       469,636,545
                                        --------------------------
 *  other pooled investment vehicles:...     2       22,669,080
                                        --------------------------
 *  other accounts:.....................    87      1,979,895,945
                                        --------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   CONFLICTS OF INTEREST
   ACTUAL OR APPARENT CONFLICTS OF INTEREST MAY ARISE WHEN A PORTFOLIO MANAGER HAS DAY-TO-DAY RESPONSIBILITIES WITH RESPECT TO MORE THAN ONE INVESTMENT ACCOUNT. PORTFOLIO MANAGERS WHO MANAGE OTHER INVESTMENT ACCOUNTS IN ADDITION TO A PORTION OF THE STRATEGIC PARTNERS ASSET ALLOCATION FUND MAY BE PRESENTED WITH THE FOLLOWING POTENTIAL CONFLICTS:

   1) A CONFLICT BETWEEN THE INVESTMENT STRATEGY OF THE STRATEGIC PARTNERS ASSET ALLOCATION PORTFOLIO AND THE OTHER STRATEGIES AND ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER WITH REGARD TO THE ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES THAT MAY BE APPROPRIATE FOR MORE THAN ONE INVESTMENT STRATEGY;
   2) A CONFLICT IN THE ALLOCATION OF INVESTMENT OPPORTUNITIES AMONGST ACCOUNTS WITHIN THE STRATEGY EMPLOYED BY THE STRATEGIC PARTNERS ASSET ALLOCATION PORTFOLIO; AND
   3) A CONFLICT IN THE ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES BETWEEN THE STRATEGY EMPLOYED BY THE STRATEGIC PARTNERS ASSET ALLOCATION PORTFOLIO AND OTHER MANAGED ACCOUNTS FOR WHICH ADVISORY FEES ARE BASED UPON THE PERFORMANCE OF THE ACCOUNT

   VAUGHAN NELSON MAINTAINS POLICIES AND PROCEDURES IN PLACE THAT ADDRESS THESE POTENTIAL CONFLICT OF INTEREST ISSUES TO AID IN ASSURING THAT INVESTMENT OPPORTUNITIES ARE ALLOCATED FAIRLY AND EQUITABLY AMONGST ALL CLIENT ACCOUNTS.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   COMPENSATION AT VAUGHAN NELSON IS DETERMINED BY THE COMPENSATION COMMITTEE AT THE RECOMMENDATION OF THE CHIEF EXECUTIVE OFFICER. PORTFOLIO MANAGEMENT PROFESSIONALS ARE COMPENSATED THROUGH A FIXED BASE SALARY, VARIABLE BONUS AND A CONTRIBUTION TO THE FIRM'S RETIREMENT PLAN. THE VARIABLE BONUS COMPONENT, AS A WHOLE FOR ALL PORTFOLIO MANAGEMENT PROFESSIONALS, IS BASED UPON A PERCENTAGE OF THE FIRM'S OPERATING PROFIT, AS DEFINED. EACH PORTFOLIO MANAGEMENT PROFESSIONAL'S PARTICIPATION IN THE VARIABLE BONUS POOL IS BASED PRIMARILY UPON THE PERFORMANCE OF THE STRATEGY MANAGED, AS REPRESENTED BY A COMPOSITE OF ALL ACCOUNTS QUALIFYING FOR SUCH COMPOSITE RELATIVE TO THE RUSSELL UNIVERSE PEER GROUP (ON A ROLLING THREE YEAR BASIS), AND AN ASSESSMENT OF THE QUALITY OF CLIENT SERVICE PROVIDED. THE CONTRIBUTION TO THE FIRM'S RETIREMENT PLAN IS BASED ON A PERCENTAGE (AT THE DISCRETION OF THE VAUGHAN NELSON BOARD) OF TOTAL CASH COMPENSATION (SUBJECT TO IRS LIMITS) AND SUCH PERCENTAGE IS THE SAME FOR ALL FIRM PERSONNEL. KEY EMPLOYEES, AT THE DISCRETION OF THE COMPENSATION COMMITTEE, ARE ELIGIBLE TO PARTICIPATE WITHIN IXIS' LONG-TERM INCENTIVE PROGRAM. THERE IS NO DISTINCTION OF COMPENSATION AMONGST THE PORTFOLIO AND ANY OTHER ACCOUNTS MANAGED.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  - $1,000,000; or over $1,000,000.  If  the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   0




/s/Carlos Gonzalez                                                    11/15/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Carlos Gonzalez
[(Printed Name of person signing)]


Compliance Manager
[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          PIF-TAX-EXEMPT BOND FUND I
                                 [Name of Fund
                               ] THOMAS M. BYRON
                           [Name of Portfolio Manager
          (PLEASE USE ONE FORM PER PORTFOLIO MANAGER PER FUND/ACCOUNT)
                                       ]
                          VAN KAMPEN ASSET MANAGEMENT
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     6      $2,855,360,088
                                        ---------------------------
 *  other pooled investment vehicles:...     0            0
                                        ---------------------------
 *  other accounts:.....................     0            0
                                        ---------------------------

      or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   BECAUSE THE PORTFOLIO MANAGERS MANAGE ASSETS FOR OTHER INVESTMENT COMPANIES, POOLED INVESTMENT VEHICLES, AND/OR OTHER ACCOUNTS (INCLUDING INSTITUTIONAL CLIENTS, PENSION PLANS AND CERTAIN HIGH NET WORTH INDIVIDUALS), THERE MAY BE AN INCENTIVE TO FAVOR ONE CLIENT OVER ANOTHER RESULTING IN CONFLICTS OF
   INTEREST. FOR INSTANCE, THE SUB-ADVISER MAY RECEIVE FEES FROM CERTAIN ACCOUNTS THAT ARE HIGHER THAN THE FEE IT RECEIVES FROM THE FUND, OR IT MAY RECEIVE A PERFORMANCE-BASED FEE ON CERTAIN ACCOUNTS. IN THOSE INSTANCES, THE PORTFOLIO MANAGERS MAY HAVE AN INCENTIVE TO FAVOR THE HIGHER AND/OR PERFORMANCE-BASED FEE ACCOUNTS OVER THE FUND. IN ADDITION, A CONFLICT OF
   INTEREST COULD EXIST TO THE EXTENT THE SUB-ADVISER HAS PROPRIETARY INVESTMENTS IN CERTAIN ACCOUNTS, WHERE PORTFOLIO MANAGERS HAVE PERSONAL INVESTMENTS IN CERTAIN ACCOUNTS OR WHEN CERTAIN ACCOUNTS ARE INVESTMENT OPTIONS IN THE SUB-ADVISER'S EMPLOYEE BENEFITS AND/OR DEFERRED COMPENSATION PLANS. THE PORTFOLIO MANAGER MAY HAVE AN INCENTIVE TO FAVOR THESE ACCOUNTS OVER OTHERS. IF THE SUB-ADVISER MANAGES ACCOUNTS THAT ENGAGE IN SHORT SALES OF SECURITIES OF THE TYPE IN WHICH THE FUND INVESTS, THE SUB-ADVISER COULD BE SEEN AS HARMING THE PERFORMANCE OF THE FUND FOR THE BENEFIT OF THE ACCOUNTS ENGAGING IN SHORT SALES IF THE SHORT SALES CAUSE THE MARKET VALUE OF THE SECURITIES TO FALL. THE SUB-ADVISER HAS ADOPTED TRADE ALLOCATION AND OTHER POLICIES AND PROCEDURES THAT IT BELIEVES ARE REASONABLY DESIGNED TO ADDRESS THESE AND OTHER CONFLICTS OF INTEREST.


   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   PORTFOLIO MANAGER COMPENSATION STRUCTURE

   PORTFOLIO MANAGERS RECEIVE A COMBINATION OF BASE COMPENSATION AND DISCRETIONARY COMPENSATION, COMPRISING A CASH BONUS AND SEVERAL DEFERRED COMPENSATION PROGRAMS DESCRIBED BELOW. THE METHODOLOGY USED TO DETERMINE PORTFOLIO MANAGER COMPENSATION IS APPLIED ACROSS ALL FUNDS/ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER.

   BASE SALARY COMPENSATION. GENERALLY, PORTFOLIO MANAGERS RECEIVE BASE SALARY COMPENSATION BASED ON THE LEVEL OF THEIR POSITION WITH THE SUB-ADVISER.

   DISCRETIONARY COMPENSATION. IN ADDITION TO BASE COMPENSATION, PORTFOLIO MANAGERS MAY RECEIVE DISCRETIONARY COMPENSATION.

   DISCRETIONARY COMPENSATION CAN INCLUDE:

   - CASH BONUS.

   - MORGAN STANLEY'S LONG TERM INCENTIVE COMPENSATION AWARDS-- A MANDATORY PROGRAM THAT DEFERS A PORTION OF DISCRETIONARY YEAR-END COMPENSATION INTO RESTRICTED STOCK UNITS OR OTHER AWARDS BASED ON MORGAN STANLEY COMMON STOCK THAT ARE SUBJECT TO VESTING AND OTHER CONDITIONS.

   - INVESTMENT MANAGEMENT ALIGNMENT PLAN (IMAP) AWARDS-- A MANDATORY PROGRAM THAT DEFERS A PORTION OF DISCRETIONARY YEAR-END COMPENSATION AND NOTIONALLY INVESTS IT IN DESIGNATED FUNDS ADVISED BY THE SUB-ADVISER OR ITS AFFILIATES. THE AWARD IS SUBJECT TO VESTING AND OTHER CONDITIONS. PORTFOLIO MANAGERS MUST NOTIONALLY INVEST A MINIMUM OF 25% TO A MAXIMUM OF 100% OF THE IMAP DEFERRAL INTO A COMBINATION OF THE DESIGNATED FUNDS THEY MANAGE THAT ARE INCLUDED IN THE IMAP FUND MENU, WHICH MAY OR MAY NOT INCLUDE THE FUND.

   - VOLUNTARY DEFERRED COMPENSATION PLANS-- VOLUNTARY PROGRAMS THAT PERMIT CERTAIN EMPLOYEES TO ELECT TO DEFER A PORTION OF THEIR DISCRETIONARY YEAR-END COMPENSATION AND DIRECTLY OR NOTIONALLY INVEST THE DEFERRED AMOUNT: (1) ACROSS A RANGE OF DESIGNATED INVESTMENT FUNDS, INCLUDING FUNDS ADVISED BY THE SUB-ADVISER OR ITS AFFILIATES; AND/OR (2) IN MORGAN STANLEY STOCK UNITS.

   SEVERAL FACTORS DETERMINE DISCRETIONARY COMPENSATION, WHICH CAN VARY BY PORTFOLIO MANAGEMENT TEAM AND CIRCUMSTANCES. IN ORDER OF RELATIVE IMPORTANCE, THESE FACTORS INCLUDE:

   - INVESTMENT PERFORMANCE. A PORTFOLIO MANAGER'S COMPENSATION IS LINKED TO THE PRE-TAX INVESTMENT PERFORMANCE OF THE FUNDS/ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER. INVESTMENT PERFORMANCE IS CALCULATED FOR ONE-, THREE- AND FIVE-YEAR PERIODS MEASURED AGAINST A FUND'S/ACCOUNT'S PRIMARY BENCHMARK (AS SET FORTH IN THE FUND'S PROSPECTUS), INDICES AND/OR PEER GROUPS, WHERE APPLICABLE. GENERALLY, THE GREATEST WEIGHT IS PLACED ON THE THREE- AND FIVE-YEAR PERIODS.

   - REVENUES GENERATED BY THE INVESTMENT COMPANIES, POOLED INVESTMENT VEHICLES AND OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER.

   - CONTRIBUTION TO THE BUSINESS OBJECTIVES OF THE SUB-ADVISER.

   - THE DOLLAR AMOUNT OF ASSETS MANAGED BY THE PORTFOLIO MANAGER.

   - MARKET COMPENSATION SURVEY RESEARCH BY INDEPENDENT THIRD PARTIES.

   - OTHER QUALITATIVE FACTORS, SUCH AS CONTRIBUTIONS TO CLIENT OBJECTIVES.

   - PERFORMANCE OF MORGAN STANLEY AND MORGAN STANLEY INVESTMENT MANAGEMENT, AND THE OVERALL PERFORMANCE OF THE INVESTMENT TEAM(S) OF WHICH THE PORTFOLIO MANAGER IS A MEMBER.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or over $1,000,000. If the  Portfolio  Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE




/s/Kimberley H. Costello                                             1-9-2007
(Signature of person authorized to sign on behalf of the Sub-Advisor)   (Date)

Kimberley H. Costello
(Printed Name of person signing)

Vice President
(Title of person signing)


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund
                             [Name of Fund/Account]
                               Lawrence A. Post
                           [Name of Portfolio Manager]
                           Post Advisory Group, LLC.
                                   [Firm Name]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     5       $493,768,794
                                        ---------------------------
 *  other pooled investment vehicles:...    10      $1,448,322,996
                                        ---------------------------
 *  other accounts:.....................    51      $7,100,274,165
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            $0
                                        ---------------------------
 *  other pooled investment vehicles:...     3       $224,178,235
                                        ---------------------------
 *  other accounts:.....................    18      $2,233,430,454
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   POST ADVISORY GROUP, LLC ("POST") AND ITS RESPECTIVE AFFILIATES ADVISE OTHER CLIENTS AND FUNDS, WHOSE ACCOUNTS MAY PURCHASE OR SELL THE SAME SECURITIES AS THE FUND. IN ADDITION, POST OR ITS AFFILIATES MAY ORGANIZE OTHER DOMESTIC OR OFFSHORE FUNDS, WHICH MAY BE MANAGED BY POST AND WHICH MAY HAVE INVESTMENT OBJECTIVES SUBSTANTIALLY SIMILAR TO THOSE OF THE FUND. POST OR ITS AFFILIATES MAY ALSO SEEK INVESTMENT OPPORTUNITIES THAT MAY BE OF INTEREST TO THE FUND. IN MANAGING SUCH FUNDS AND ACCOUNTS, CONFLICTS OF INTEREST MAY ARISE. POST'S INVESTMENT ALLOCATIONS ARE DESIGNED TO PROVIDE A FAIR ALLOCATION OF PURCHASES AND SALES OF SECURITIES AMONG THE VARIOUS ACCOUNTS MANAGED BY POST, WHILE PRESERVING INCENTIVES FOR THE KEY PRINCIPALS TO FIND NEW INVESTMENT OPPORTUNITIES, AND TO ENSURE COMPLIANCE WITH APPROPRIATE REGULATORY REQUIREMENTS. POTENTIAL CONFLICTS OF INTEREST MAY EXIST IN INSTANCES IN WHICH POST OR ITS AFFILIATES DETERMINE THAT A SPECIFIC TRANSACTION IN A SECURITY IS APPROPRIATE FOR A SPECIFIC ACCOUNT BASED UPON NUMEROUS FACTORS INCLUDING, AMONG OTHER THINGS, INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, OR RESTRICTIONS, WHILE OTHER ACCOUNT MANAGED BY POST OR ITS AFFILIATES MAY HOLD OR TAKE THE OPPOSITE POSITION IN THE SECURITY IN ACCORDANCE WITH THOSE ACCOUNTS' INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS. TO THE EXTENT PERMITTED BY APPLICABLE LAW, POST MAY AGGREGATE THE TRADE ORDERS OF THE FUDN WITH THE TRADE ORDERS OF POST FOR OTHER ACCOUNTS MANAGED BY POST OR ITS AFFILIATES. POST'S POLICIES AND PROCEDURES ARE INTENDED TO PRODUCE FAIRNESS OVER TIME, BUT MAY NOT PRODUCE MATHEMATICAL PRECISION IN THE ALLOCATION OF INDIVIDUAL PURCHASES AND SALES OF SECURITIES BECAUSE OF, AMONG OTHER THINGS, THE NATURE OF THE FIXED INCOME MARKET AND THE TRANSACTIONS COSTS THAT MAYBE INCURRED IN DOING SO. POST'S POLICIES AND PROCEDURES ARE ALSO INTENDED TO BE SO0NSISTENT WITH ITS DUTY TO SEEK BEST EXECUTION AND BEST PRICES OBTAINABLE UNDER THE CIRCUMSTANCES FOR ALL ACCOUNTS UNDER THEIR MANAGEMENT. POST'S KEY PRINCIPALS MAY FACE DEMANDS ON THEIR TIME OTHER THAN THE DEMANDS OF THE FUND. SUCH KEY PRINCIPALS WILL ENGAGE IN THE SAME OR SIMILAR TRADING STRATEGIES FOR THE ACCOUNTS MANAGED BY POST AND ITS AFFILIATES OR OTHERS AS THOSE OF THE HIGH YIELD BOND FUND. SUCH KEY PRINCIPALS RECEIVE SALARIES AND OTHER COMPENSATION FROM THEIR EMPLOYMENT WITH POST AND POST MAY RECEIVE FEES AND OTHER COMPENSATION FOR THE SERVICES IT PROVIDES AND OTHER TRANSACTIONS INTO WITH IT ENTERS. EMPLOYEES OF POST MAY ENGAGE IN PERSONAL INVESTMENT ACTIVITIES THAT COULD INVOLVE A CONFLICT OF INTEREST WITH THE INVESTMENT ACTIVITIES IOF THE FUND. POST'S CODE OF ETHICS INVOLVES PROCEDURES AND POLICIES INTENDED TO MINIMIZE ANY SUCH CONFLICTS OF INTEREST.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE COMPENSATION FOR THE POST ADVISORY GROUP, LLC SENIOR INVESTMENT PROFESSIONALS IS COMPRISED OF BASE SALARY, BONUS POOL AND CERTAIN OTHER PERFORMANCE INCENTIVES. INCENTIVES IN THE FORM OF AN ANNUAL BONUS ARE DETERMINED BASED ON THE OVERALL PERFORMANCE OF THE FIRM.



2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Lawrence A. Post                                                  12/01/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]

Lawrence A. Post

[(Printed Name of person signing)]

Chief Executive Officer & Chief Investment Officer, Post Advisory Group, LLC

[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Investors Fund, Inc. - Bond and Mortgage Securities Fund
                             [Name of Fund/Account]
                                Allan Schweitzer
                           [Name of Portfolio Manager]
                             Post Advisory Group, LLC.
                                   [Firm Name]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     5       $493,768,794
                                        ---------------------------
 *  other pooled investment vehicles:...     6      $1,168,053,306
                                        ---------------------------
 *  other accounts:.....................    41      $6,000,239,390
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            $0
                                        ---------------------------
 *  other pooled investment vehicles:...     0            $0
                                        ---------------------------
 *  other accounts:.....................     9      $1,150,560,526
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   POST ADVISORY GROUP, LLC ("POST") AND ITS RESPECTIVE AFFILIATES ADVISE OTHER CLIENTS AND FUNDS, WHOSE ACCOUNTS MAY PURCHASE OR SELL THE SAME SECURITIES AS THE FUND. IN ADDITION, POST OR ITS AFFILIATES MAY ORGANIZE OTHER DOMESTIC OR OFFSHORE FUNDS, WHICH MAY BE MANAGED BY POST AND WHICH MAY HAVE INVESTMENT OBJECTIVES SUBSTANTIALLY SIMILAR TO THOSE OF THE FUND. POST OR ITS AFFILIATES MAY ALSO SEEK INVESTMENT OPPORTUNITIES THAT MAY BE OF INTEREST TO THE FUND. IN MANAGING SUCH FUNDS AND ACCOUNTS, CONFLICTS OF INTEREST MAY ARISE. POST'S INVESTMENT ALLOCATIONS ARE DESIGNED TO PROVIDE A FAIR ALLOCATION OF PURCHASES AND SALES OF SECURITIES AMONG THE VARIOUS ACCOUNTS MANAGED BY POST, WHILE PRESERVING INCENTIVES FOR THE KEY PRINCIPALS TO FIND NEW INVESTMENT OPPORTUNITIES, AND TO ENSURE COMPLIANCE WITH APPROPRIATE REGULATORY REQUIREMENTS. POTENTIAL CONFLICTS OF INTEREST MAY EXIST IN INSTANCES IN WHICH POST OR ITS AFFILIATES DETERMINE THAT A SPECIFIC TRANSACTION IN A SECURITY IS APPROPRIATE FOR A SPECIFIC ACCOUNT BASED UPON NUMEROUS FACTORS INCLUDING, AMONG OTHER THINGS, INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, OR RESTRICTIONS, WHILE OTHER ACCOUNT MANAGED BY POST OR ITS AFFILIATES MAY HOLD OR TAKE THE OPPOSITE POSITION IN THE SECURITY IN ACCORDANCE WITH THOSE ACCOUNTS' INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS. TO THE EXTENT PERMITTED BY APPLICABLE LAW, POST MAY AGGREGATE THE TRADE ORDERS OF THE FUDN WITH THE TRADE ORDERS OF POST FOR OTHER ACCOUNTS MANAGED BY POST OR ITS AFFILIATES. POST'S POLICIES AND PROCEDURES ARE INTENDED TO PRODUCE FAIRNESS OVER TIME, BUT MAY NOT PRODUCE MATHEMATICAL PRECISION IN THE ALLOCATION OF INDIVIDUAL PURCHASES AND SALES OF SECURITIES BECAUSE OF, AMONG OTHER THINGS, THE NATURE OF THE FIXED INCOME MARKET AND THE TRANSACTIONS COSTS THAT MAYBE INCURRED IN DOING SO. POST'S POLICIES AND PROCEDURES ARE ALSO INTENDED TO BE SO0NSISTENT WITH ITS DUTY TO SEEK BEST EXECUTION AND BEST PRICES OBTAINABLE UNDER THE CIRCUMSTANCES FOR ALL ACCOUNTS UNDER THEIR MANAGEMENT. POST'S KEY PRINCIPALS MAY FACE DEMANDS ON THEIR TIME OTHER THAN THE DEMANDS OF THE FUND. SUCH KEY PRINCIPALS WILL ENGAGE IN THE SAME OR SIMILAR TRADING STRATEGIES FOR THE ACCOUNTS MANAGED BY POST AND ITS AFFILIATES OR OTHERS AS THOSE OF THE HIGH YIELD BOND FUND. SUCH KEY PRINCIPALS RECEIVE SALARIES AND OTHER COMPENSATION FROM THEIR EMPLOYMENT WITH POST AND POST MAY RECEIVE FEES AND OTHER COMPENSATION FOR THE SERVICES IT PROVIDES AND OTHER TRANSACTIONS INTO WITH IT ENTERS. EMPLOYEES OF POST MAY ENGAGE IN PERSONAL INVESTMENT ACTIVITIES THAT COULD INVOLVE A CONFLICT OF INTEREST WITH THE INVESTMENT ACTIVITIES IOF THE FUND. POST'S CODE OF ETHICS INVOLVES PROCEDURES AND POLICIES INTENDED TO MINIMIZE ANY SUCH CONFLICTS OF INTEREST.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE COMPENSATION FOR THE POST ADVISORY GROUP, LLC SENIOR INVESTMENT PROFESSIONALS IS COMPRISED OF BASE SALARY, BONUS POOL AND CERTAIN OTHER PERFORMANCE INCENTIVES. INCENTIVES IN THE FORM OF AN ANNUAL BONUS ARE DETERMINED BASED ON THE OVERALL PERFORMANCE OF THE FIRM.



2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Allan Schweitzer                                                    12/1/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]

Allan Schweitzer

[(Printed Name of person signing)]

Managing Director

[(Title of person signing)]



                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Investors Fund, Inc. - Ultra Short Bond Fund
                             [Name of Fund/Account
                               ]Allan Schweitzer
                           [Name of Portfolio Manager
                           ]Post Advisory Group, LLC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the  number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     5       $493,768,794
                                        ---------------------------
 *  other pooled investment vehicles:...     6      $1,168,053,306
                                        ---------------------------
 *  other accounts:.....................    41      $6,000,239,390
                                        ---------------------------

      For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                         NUMBER OF      TOTAL
                                         ACCOUNTS       ASSETS
 *  registered investment companies: ...     0            $0
                                        ---------------------------
 *  other pooled investment vehicles:...     0            $0
                                        ---------------------------
 *  other accounts:.....................     9      $1,150,560,526
                                        ---------------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   POST ADVISORY GROUP, LLC ("POST") AND ITS RESPECTIVE AFFILIATES ADVISE OTHER CLIENTS AND FUNDS, WHOSE ACCOUNTS MAY PURCHASE OR SELL THE SAME SECURITIES AS THE FUND. IN ADDITION, POST OR ITS AFFILIATES MAY ORGANIZE OTHER DOMESTIC OR OFFSHORE FUNDS, WHICH MAY BE MANAGED BY POST AND WHICH MAY HAVE INVESTMENT OBJECTIVES SUBSTANTIALLY SIMILAR TO THOSE OF THE FUND. POST OR ITS AFFILIATES MAY ALSO SEEK INVESTMENT OPPORTUNITIES THAT MAY BE OF INTEREST TO THE FUND. IN MANAGING SUCH FUNDS AND ACCOUNTS, CONFLICTS OF INTEREST MAY ARISE. POST'S INVESTMENT ALLOCATIONS ARE DESIGNED TO PROVIDE A FAIR ALLOCATION OF PURCHASES AND SALES OF SECURITIES AMONG THE VARIOUS ACCOUNTS MANAGED BY POST, WHILE PRESERVING INCENTIVES FOR THE KEY PRINCIPALS TO FIND NEW INVESTMENT OPPORTUNITIES, AND TO ENSURE COMPLIANCE WITH APPROPRIATE REGULATORY REQUIREMENTS. POTENTIAL CONFLICTS OF INTEREST MAY EXIST IN INSTANCES IN WHICH POST OR ITS AFFILIATES DETERMINE THAT A SPECIFIC TRANSACTION IN A SECURITY IS APPROPRIATE FOR A SPECIFIC ACCOUNT BASED UPON NUMEROUS FACTORS INCLUDING, AMONG OTHER THINGS, INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, OR RESTRICTIONS, WHILE OTHER ACCOUNT MANAGED BY POST OR ITS AFFILIATES MAY HOLD OR TAKE THE OPPOSITE POSITION IN THE SECURITY IN ACCORDANCE WITH THOSE ACCOUNTS' INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS. TO THE EXTENT PERMITTED BY APPLICABLE LAW, POST MAY AGGREGATE THE TRADE ORDERS OF THE FUDN WITH THE TRADE ORDERS OF POST FOR OTHER ACCOUNTS MANAGED BY POST OR ITS AFFILIATES. POST'S POLICIES AND PROCEDURES ARE INTENDED TO PRODUCE FAIRNESS OVER TIME, BUT MAY NOT PRODUCE MATHEMATICAL PRECISION IN THE ALLOCATION OF INDIVIDUAL PURCHASES AND SALES OF SECURITIES BECAUSE OF, AMONG OTHER THINGS, THE NATURE OF THE FIXED INCOME MARKET AND THE TRANSACTIONS COSTS THAT MAYBE INCURRED IN DOING SO. POST'S POLICIES AND PROCEDURES ARE ALSO INTENDED TO BE SO0NSISTENT WITH ITS DUTY TO SEEK BEST EXECUTION AND BEST PRICES OBTAINABLE UNDER THE CIRCUMSTANCES FOR ALL ACCOUNTS UNDER THEIR MANAGEMENT. POST'S KEY PRINCIPALS MAY FACE DEMANDS ON THEIR TIME OTHER THAN THE DEMANDS OF THE FUND. SUCH KEY PRINCIPALS WILL ENGAGE IN THE SAME OR SIMILAR TRADING STRATEGIES FOR THE ACCOUNTS MANAGED BY POST AND ITS AFFILIATES OR OTHERS AS THOSE OF THE HIGH YIELD BOND FUND. SUCH KEY PRINCIPALS RECEIVE SALARIES AND OTHER COMPENSATION FROM THEIR EMPLOYMENT WITH POST AND POST MAY RECEIVE FEES AND OTHER COMPENSATION FOR THE SERVICES IT PROVIDES AND OTHER TRANSACTIONS INTO WITH IT ENTERS. EMPLOYEES OF POST MAY ENGAGE IN PERSONAL INVESTMENT ACTIVITIES THAT COULD INVOLVE A CONFLICT OF INTEREST WITH THE INVESTMENT ACTIVITIES IOF THE FUND. POST'S CODE OF ETHICS INVOLVES PROCEDURES AND POLICIES INTENDED TO MINIMIZE ANY SUCH CONFLICTS OF INTEREST.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   THE COMPENSATION FOR THE POST ADVISORY GROUP, LLC SENIOR INVESTMENT PROFESSIONALS IS COMPRISED OF BASE SALARY, BONUS POOL AND CERTAIN OTHER PERFORMANCE INCENTIVES. INCENTIVES IN THE FORM OF AN ANNUAL BONUS ARE DETERMINED BASED ON THE OVERALL PERFORMANCE OF THE FIRM.



2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000.  If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   NONE





/s/Allan Schweitzer                                                 12/1/06

[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]

Allan Schweitzer

[(Printed Name of person signing)]

Managing Director

[(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. -- BOND & MORTGAGE SECURITIES FUND
                                 [Name of Fund]

                               L. PHILLIP JACOBY
                           [Name of Portfolio Manager]

                        SPECTRUM ASSET MANAGEMENT, INC.
                                   [Firm Name]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY FOUR PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     9      7,458,405,940
                                        --------------------------
 *  other pooled investment vehicles:...    16      2,504,716,504
                                        --------------------------
 *  other accounts:.....................    32      2,492,953,991
                                        --------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   SPECTRUM PROFESSIONALS ARE PAID A BASE SALARY AS WELL AS QUARTERLY AND YEAR-END PERFORMANCE BONUSES. THE PERFORMANCE BONUSES ARE BASED ON OVERALL FIRM REVENUES (25% WEIGHTING), ASSETS UNDER MANAGEMENT (25%), AND INDIVIDUAL PERFORMANCE AND CONTRIBUTIONS TO THE INVESTMENT TEAM (50%). THE PERFORMANCE BONUSES MAY COMPRISE UP TO 90% OF AN INDIVIDUAL'S TOTAL COMPENSATION.

   SALARIES OF OUR SENIOR EXECUTIVE AND INVESTMENT STAFF ARE BENCHMARKED AGAINST NATIONAL COMPENSATION LEVELS OF ASSET MANAGEMENT FIRMS AND THE BONUS IS DRIVEN BY INVESTMENT PERFORMANCE AND FACTORS DESCRIBED EARLIER, SUCH THAT TOP QUARTILE FUND PERFORMANCE GENERATES TOP QUARTILE COMPENSATION.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $0*****





/s/L. Phillip Jacoby                                                 12/11/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


L. Phillip Jacoby
             [(Printed Name of person signing)]


Managing Director
                 [(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       PRINCIPAL INVESTORS FUND, INC. -- BOND & MORTGAGE SECURITIES FUND
                                 [Name of Fund

                                ]BERNARD SUSSMAN
                           [Name of Portfolio Manager
                                       ]
                        SPECTRUM ASSET MANAGEMENT, INC.
                                   [Firm Name]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY FOUR PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     9      7,458,405,940
                                        --------------------------
 *  other pooled investment vehicles:...    16      2,504,716,504
                                        --------------------------
 *  other accounts:.....................    36      2,498,437,508
                                        --------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   SPECTRUM PROFESSIONALS ARE PAID A BASE SALARY AS WELL AS QUARTERLY AND YEAR-END PERFORMANCE BONUSES. THE PERFORMANCE BONUSES ARE BASED ON OVERALL FIRM REVENUES (25% WEIGHTING), ASSETS UNDER MANAGEMENT (25%), AND INDIVIDUAL PERFORMANCE AND CONTRIBUTIONS TO THE INVESTMENT TEAM (50%). THE PERFORMANCE BONUSES MAY COMPRISE UP TO 90% OF AN INDIVIDUAL'S TOTAL COMPENSATION.

   SALARIES OF OUR SENIOR EXECUTIVE AND INVESTMENT STAFF ARE BENCHMARKED AGAINST NATIONAL COMPENSATION LEVELS OF ASSET MANAGEMENT FIRMS AND THE BONUS IS DRIVEN BY INVESTMENT PERFORMANCE AND FACTORS DESCRIBED EARLIER, SUCH THAT TOP QUARTILE FUND PERFORMANCE GENERATES TOP QUARTILE COMPENSATION.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $0





/s/Bernard Sussman                                                     12/05/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Bernard Sussman
             [(Printed Name of person signing)]


Executive Director
                 [(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


   PRINCIPAL INVESTORS FUND, INC. -- HIGH QUALITY INTERMEDIATE TERM BOND FUND
                                 [Name of Fund]

                               L. PHILLIP JACOBY
                           [Name of Portfolio Manager]

                        SPECTRUM ASSET MANAGEMENT, INC.
                                   [Firm Name]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY FOUR PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     9      7,458,405,940
                                        --------------------------
 *  other pooled investment vehicles:...    16      2,504,716,504
                                        --------------------------
 *  other accounts:.....................    32      2,492,953,991
                                        --------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   SPECTRUM PROFESSIONALS ARE PAID A BASE SALARY AS WELL AS QUARTERLY AND YEAR-END PERFORMANCE BONUSES. THE PERFORMANCE BONUSES ARE BASED ON OVERALL FIRM REVENUES (25% WEIGHTING), ASSETS UNDER MANAGEMENT (25%), AND INDIVIDUAL PERFORMANCE AND CONTRIBUTIONS TO THE INVESTMENT TEAM (50%). THE PERFORMANCE BONUSES MAY COMPRISE UP TO 90% OF AN INDIVIDUAL'S TOTAL COMPENSATION.

   SALARIES OF OUR SENIOR EXECUTIVE AND INVESTMENT STAFF ARE BENCHMARKED AGAINST NATIONAL COMPENSATION LEVELS OF ASSET MANAGEMENT FIRMS AND THE BONUS IS DRIVEN BY INVESTMENT PERFORMANCE AND FACTORS DESCRIBED EARLIER, SUCH THAT TOP QUARTILE FUND PERFORMANCE GENERATES TOP QUARTILE COMPENSATION.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $0*****





/s/L. Phillip Jacoby                                                  12/11/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


L. Phillip Jacoby
             [(Printed Name of person signing)]


Managing Director
                 [(Title of person signing)]


                FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


   PRINCIPAL INVESTORS FUND, INC. -- HIGH QUALITY INTERMEDIATE TERM BOND FUND
                                 [Name of Fund

                                ]BERNARD SUSSMAN
                           [Name of Portfolio Manager
                                       ]
                        SPECTRUM ASSET MANAGEMENT, INC.
                                   [Firm Name
]

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

      THE DAY-TO-DAY PORTFOLIO MANAGEMENT FOR THE FUND LISTED ABOVE IS SHARED BY FOUR PORTFOLIO MANAGERS OPERATING AS A TEAM, SHARING AUTHORITY AND RESPONSIBILITY FOR RESEARCH AND DAY-TO-DAY MANAGEMENT WITH NO LIMITATION ON THE AUTHORITY OF ONE PORTFOLIO MANAGER IN RELATION TO ANOTHER.


Please provide the following information as of OCTOBER 31, 2006 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

      {circle}the number of other accounts managed within each  of the following categories and the total assets in the accounts managed within each category:
                                         NUMBER OF      TOTAL
                                         ACCOUNTS      ASSETS
 *  registered investment companies: ...     9      7,458,405,940
                                        --------------------------
 *  other pooled investment vehicles:...    16      2,504,716,504
                                        --------------------------
 *  other accounts:.....................    36      2,498,437,508
                                        --------------------------

      or each of the categories,  the number of accounts and the total assets in
      the  accounts  with  respect to  which   advisory  fee  is  based  on  the
      performance of the account

                                         NUMBER OF  TOTAL
                                         ACCOUNTS   ASSETS
 *  registered investment companies: ...     0        0
                                        -------------------
 *  other pooled investment vehicles:...     0        0
                                        -------------------
 *  other accounts:.....................     0        0
                                        -------------------

   A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

   NONE.

   For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

1. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

   SPECTRUM PROFESSIONALS ARE PAID A BASE SALARY AS WELL AS QUARTERLY AND YEAR-END PERFORMANCE BONUSES. THE PERFORMANCE BONUSES ARE BASED ON OVERALL FIRM REVENUES (25% WEIGHTING), ASSETS UNDER MANAGEMENT (25%), AND INDIVIDUAL PERFORMANCE AND CONTRIBUTIONS TO THE INVESTMENT TEAM (50%). THE PERFORMANCE BONUSES MAY COMPRISE UP TO 90% OF AN INDIVIDUAL'S TOTAL COMPENSATION.

   SALARIES OF OUR SENIOR EXECUTIVE AND INVESTMENT STAFF ARE BENCHMARKED AGAINST NATIONAL COMPENSATION LEVELS OF ASSET MANAGEMENT FIRMS AND THE BONUS IS DRIVEN BY INVESTMENT PERFORMANCE AND FACTORS DESCRIBED EARLIER, SUCH THAT TOP QUARTILE FUND PERFORMANCE GENERATES TOP QUARTILE COMPENSATION.

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 - $500,000;
   $500,001  -  $1,000,000;  or  over  $1,000,000. If the Portfolio Manager  has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

   $0





/s/Bernard Sussman                                                     12/05/06
[(Signature of person authorized to sign on behalf of the Sub-Advisor)][(Date)]


Bernard Sussman
             [(Printed Name of person signing)]


Executive Director
                 [(Title of person signing)]